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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Hotels, Restaurants & Leisure 2.8%
Marriott International, Inc., Class A	494,888	62,850,776
McDonald’s Corp.	533,975	91,827,681
Royal Caribbean Cruises Ltd.	238,855	29,589,357
Starbucks Corp.	2,460,405	142,260,617
Total		326,528,431
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.(a)	113,655	133,743,521
Expedia, Inc.	633,520	77,606,200
Total		211,349,721
Media 2.4%
Comcast Corp., Class A	7,447,441	279,576,935
Multiline Retail 0.8%
Dollar General Corp.	1,024,045	90,197,884
Specialty Retail 2.8%
AutoZone, Inc.(a)	97,541	66,987,257
Lowe’s Companies, Inc.	3,103,164	258,710,783
Total		325,698,040
Textiles, Apparel & Luxury Goods 2.0%
PVH Corp.	926,953	124,721,526
Tapestry, Inc.	2,477,920	103,304,485
Total		228,026,011
Total Consumer Discretionary		1,461,377,022
Consumer Staples 7.3%
Beverages 1.4%
PepsiCo, Inc.	1,399,527	163,072,886
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	340,150	62,733,865
CVS Health Corp.	379,771	29,090,459
SYSCO Corp.	1,993,565	115,088,507
Total		206,912,831
Food Products 1.3%
ConAgra Foods, Inc.	219,722	8,202,222
Kellogg Co.	470,796	31,147,864
Mondelez International, Inc., Class A	2,549,715	109,484,762
Total		148,834,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.8%
Philip Morris International, Inc.	3,144,470	323,094,292
Total Consumer Staples		841,914,857
Energy 7.0%
Energy Equipment & Services 0.9%
Halliburton Co.	2,600,379	108,643,834
Oil, Gas & Consumable Fuels 6.1%
Canadian Natural Resources Ltd.	4,666,359	158,282,897
Chevron Corp.	1,594,738	189,757,875
EOG Resources, Inc.	1,241,018	126,980,962
Exxon Mobil Corp.	2,717,235	226,318,503
Total		701,340,237
Total Energy		809,984,071
Financials 16.6%
Banks 9.2%
Citigroup, Inc.	4,624,471	349,147,560
JPMorgan Chase & Co.	3,999,778	418,056,797
Wells Fargo & Co.	5,282,298	298,291,368
Total		1,065,495,725
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	3,050,546	166,986,888
BlackRock, Inc.	99,092	49,663,919
Morgan Stanley	3,772,660	194,706,983
S&P Global, Inc.	283,050	46,839,114
Total		458,196,904
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	1,911,413	368,921,823
Insurance 0.2%
Aon PLC	203,985	28,602,777
Total Financials		1,921,217,229
Health Care 14.4%
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.(a)	510,295	56,035,494
Biogen, Inc.(a)	557,285	179,540,508
Celgene Corp.(a)	1,282,541	129,318,609
Vertex Pharmaceuticals, Inc.(a)	206,221	29,755,628
Total		394,650,239

Columbia Contrarian Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	2,055,604	115,874,397
Medtronic PLC	753,187	61,859,249
Total		177,733,646
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	559,345	47,443,643
Anthem, Inc.	451,615	106,111,460
Cardinal Health, Inc.	603,683	35,731,997
CIGNA Corp.	944,720	200,025,566
Total		389,312,666
Pharmaceuticals 6.1%
Allergan PLC	750,325	130,428,995
Bristol-Myers Squibb Co.	915,835	57,871,614
Johnson & Johnson	2,170,111	302,361,565
Pfizer, Inc.	5,846,200	211,983,212
Total		702,645,386
Total Health Care		1,664,341,937
Industrials 6.6%
Air Freight & Logistics 2.5%
FedEx Corp.	1,258,067	291,192,188
Airlines 0.3%
Alaska Air Group, Inc.	308,300	21,325,111
Southwest Airlines Co.	283,445	17,196,608
Total		38,521,719
Building Products 0.8%
Johnson Controls International PLC	2,512,263	94,561,579
Electrical Equipment 0.4%
Eaton Corp. PLC	597,321	46,459,627
Industrial Conglomerates 2.6%
General Electric Co.	527,860	9,654,560
Honeywell International, Inc.	1,823,624	284,412,399
Total		294,066,959
Total Industrials		764,802,072
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	5,049,880	188,360,524
Palo Alto Networks, Inc.(a)	376,000	54,802,000
Total		243,162,524
Internet Software & Services 7.5%
Alphabet, Inc., Class A(a)	156,518	162,179,256
Alphabet, Inc., Class C(a)	326,747	333,742,653
Facebook, Inc., Class A(a)	2,099,835	372,048,766
Total		867,970,675
IT Services 4.5%
Fidelity National Information Services, Inc.	1,377,510	129,940,518
FleetCor Technologies, Inc.(a)	314,289	57,159,740
MasterCard, Inc., Class A	1,558,114	234,449,414
Total System Services, Inc.	1,235,480	91,870,293
Total		513,419,965
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Ltd.	846,955	235,402,673
MACOM Technology Solutions Holdings, Inc.(a)	577,335	18,815,347
Total		254,218,020
Software 4.1%
Activision Blizzard, Inc.	1,568,575	97,879,080
Electronic Arts, Inc.(a)	54,001	5,743,006
Microsoft Corp.	4,453,597	374,859,260
Total		478,481,346
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,711,156	465,912,159
Total Information Technology		2,823,164,689
Materials 2.8%
Chemicals 1.4%
Mosaic Co. (The)	321,089	7,799,252
Sherwin-Williams Co. (The)	393,574	157,201,327
Total		165,000,579
Containers & Packaging 0.6%
Sealed Air Corp.	1,450,615	69,702,051

2	Columbia Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Nucor Corp.	1,624,940	93,434,050
Total Materials		328,136,680
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
American Tower Corp.	1,028,342	148,009,264
Total Real Estate		148,009,264
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	5,315,805	193,388,986
Verizon Communications, Inc.	2,642,573	134,480,540
Total		327,869,526
Total Telecommunication Services		327,869,526
Utilities 1.3%
Electric Utilities 1.3%
Edison International	623,202	50,647,627
Southern Co. (The)	1,831,552	93,775,462
Total		144,423,089
Total Utilities		144,423,089
Total Common Stocks (Cost $7,901,557,879)		11,235,240,436

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	323,293,563	323,293,563
Total Money Market Funds (Cost $323,274,163)		323,293,563
Total Investments (Cost: $8,224,832,042)		11,558,533,999
Other Assets & Liabilities, Net		14,731,805
Net Assets		11,573,265,804

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	424,293,769	614,824,235	(715,824,441)	323,293,563	0	1,097,499	323,293,563
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Contrarian Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,461,377,022	—	—	—	1,461,377,022
Consumer Staples	841,914,857	—	—	—	841,914,857
Energy	809,984,071	—	—	—	809,984,071
Financials	1,921,217,229	—	—	—	1,921,217,229
Health Care	1,664,341,937	—	—	—	1,664,341,937
Industrials	764,802,072	—	—	—	764,802,072
Information Technology	2,823,164,689	—	—	—	2,823,164,689
Materials	328,136,680	—	—	—	328,136,680
Real Estate	148,009,264	—	—	—	148,009,264
4	Columbia Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	327,869,526	—	—	—	327,869,526
Utilities	144,423,089	—	—	—	144,423,089
Total Common Stocks	11,235,240,436	—	—	—	11,235,240,436
Money Market Funds	—	—	—	323,293,563	323,293,563
Total Investments	11,235,240,436	—	—	323,293,563	11,558,533,999
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Contrarian Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Argentina 0.9%
Banco Macro SA, ADR	54,718	5,556,066
Loma Negra Cia Industrial Argentina SA, ADR(a)	374,066	8,259,377
Total		13,815,443
Brazil 5.8%
AES Tiete Energia SA	726,378	2,906,888
B3 SA - Brasil Bolsa Balcao	1,057,500	7,507,767
BB Seguridade Participacoes SA	611,500	5,021,344
Fleury SA	1,769,400	14,178,119
Hypermarcas SA	630,100	6,323,232
Itaú Unibanco Holding SA, ADR	1,923,570	24,140,804
Localiza Rent a Car	704,100	4,308,336
Petroleo Brasileiro SA, ADR(a)	1,665,403	16,187,717
Raia Drogasil SA	146,900	3,949,106
Total		84,523,313
Canada 1.1%
First Quantum Minerals Ltd.	582,981	6,701,243
Parex Resources(a)	670,433	8,958,853
Total		15,660,096
Cayman Islands 0.5%
Sogou, Inc., ADR(a)	545,293	6,707,104
China 26.1%
AAC Technologies Holdings, Inc.	403,000	8,098,100
Alibaba Group Holding Ltd., ADR(a)	514,762	91,154,055
Baidu, Inc., ADR(a)	83,539	19,930,735
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Merchants Bank Co., Ltd., Class H	4,967,500	19,627,015
CSPC Pharmaceutical Group Ltd.	3,626,000	7,231,134
Ctrip.com International Ltd., ADR(a)	158,205	7,290,086
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	778,300	4,358,695
Industrial & Commercial Bank of China Ltd., Class H	40,498,000	31,675,947
Kingdee International Software Group Co., Ltd.(a)	11,672,000	6,096,693
NetEase, Inc., ADR	45,716	15,027,306
New Oriental Education & Technology Group, Inc., ADR	170,635	14,480,086
Nexteer Automotive Group Ltd.	5,020,000	10,798,812
Ping An Insurance Group Co. of China Ltd., Class H	3,147,500	31,233,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Tencent Holdings Ltd.	1,615,900	82,735,932
Wuliangye Yibin Co., Ltd.	2,441,798	24,230,709
Wuxi Biologics Cayman, Inc.(a)	1,137,000	6,762,181
Total		380,730,823
Cyprus 0.4%
TCS Group Holding PLC, GDR(d)	342,043	6,293,591
Hong Kong 2.5%
AIA Group Ltd.	1,690,800	13,776,251
Galaxy Entertainment Group Ltd.	1,023,000	7,410,053
Techtronic Industries Co., Ltd.	2,538,500	14,716,847
Total		35,903,151
India 11.0%
Adani Ports & Special Economic Zone	1,012,920	6,259,957
AU Small Finance Bank Ltd.(a)	314,777	3,407,725
Bajaj Finance Ltd.	200,062	5,367,207
Bharat Petroleum Corp., Ltd.	2,036,508	15,916,792
Bharti Infratel Ltd.	1,041,278	6,194,192
Ceat Ltd.	431,820	11,958,281
Dish TV India Ltd.(a)	5,470,886	6,931,357
Eicher Motors Ltd.	32,807	15,255,270
HDFC Bank Ltd., ADR	126,281	12,261,885
HDFC Standard Life Insurance Co., Ltd.(a)	1,625,050	9,362,687
Indraprastha Gas Ltd.	2,137,415	10,848,140
IndusInd Bank Ltd.	204,395	5,284,260
Natco Pharma Ltd.	388,871	5,672,644
Petronet LNG Ltd.	2,350,156	9,181,114
Tejas Networks Ltd.(a)	1,940,376	12,658,486
UPL Ltd.	1,640,153	18,595,269
Zee Entertainment Enterprises Ltd.	564,620	4,977,626
Total		160,132,892
Indonesia 4.4%
PT Ace Hardware Indonesia Tbk	73,269,700	6,446,174
PT Bank Central Asia Tbk	9,657,000	14,516,200
PT Bank Rakyat Indonesia Persero Tbk	92,339,000	21,913,958
PT Nippon Indosari Corpindo Tbk	60,910,900	5,719,122
PT Pakuwon Jati Tbk	165,424,500	7,582,670
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,965,102

Columbia Emerging Markets Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PT Tower Bersama Infrastructure Tbk	9,204,400	3,871,677
Total		64,014,903
Kenya 0.3%
Safaricom Ltd.	16,918,200	4,508,241
Mexico 1.4%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	328,304	3,003,981
GMexico Transportes SAB de CV(a)	4,469,800	7,471,594
Grupo Financiero Banorte SAB de CV, Class O	1,644,800	9,660,419
Total		20,135,994
Peru 1.1%
Credicorp Ltd.	74,258	15,670,666
Philippines 0.6%
Robinsons Retail Holdings, Inc.	1,452,570	2,803,408
Security Bank Corp.	1,196,600	5,961,135
Total		8,764,543
Poland 1.4%
Dino Polska SA(a)	391,009	8,069,328
KRUK SA	161,818	12,928,752
Total		20,998,080
Russian Federation 8.0%
Aeroflot PJSC	1,288,900	3,362,252
Detsky Mir PJSC	3,393,890	6,316,374
Lukoil PJSC, ADR	206,526	11,566,489
Mail.ru Group Ltd., GDR(a),(d)	339,494	9,964,149
Mobile Telesystems PJSC, ADR	542,209	5,622,707
Novolipetsk Steel PJSC, GDR	195,761	4,424,198
Sberbank of Russia PJSC, ADR	2,080,803	33,937,897
X5 Retail Group NV GDR, Registered Shares(a)	618,827	22,958,482
Yandex NV, Class A(a)	537,557	17,798,512
Total		115,951,060
South Africa 6.6%
Aspen Pharmacare Holdings Ltd.	366,064	8,154,032
AVI Ltd.	1,333,662	9,776,623
Clicks Group Ltd.	449,964	5,688,608
FirstRand Ltd.	2,263,320	9,299,167
Naspers Ltd., Class N	237,500	63,859,360
Total		96,777,790
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 12.0%
DB Insurance Co., Ltd.	75,242	4,751,434
KB Financial Group, Inc.	291,210	16,079,499
NAVER Corp.	12,384	9,151,391
NCSoft Corp.	13,284	5,354,593
Osstem Implant Co., Ltd.(a)	69,613	3,885,516
POSCO	46,056	14,146,343
Samsung Electronics Co., Ltd.	32,528	76,553,439
SK Hynix, Inc.	458,678	32,691,576
SK Innovation Co., Ltd.	66,124	12,615,953
Total		175,229,744
Taiwan 7.8%
Cathay Financial Holding Co., Ltd.	6,581,000	11,405,072
Elite Material Co., Ltd.	2,530,000	9,683,573
eMemory Technology, Inc.	438,000	5,782,757
Hon Hai Precision Industry Co., Ltd.	1,698,000	5,700,010
MediaTek, Inc.	792,000	8,679,161
Silergy Corp.	248,000	5,283,722
Taiwan Paiho., Ltd.	2,101,000	8,020,421
Taiwan Semiconductor Manufacturing Co., Ltd.	6,443,048	48,667,944
United Microelectronics Corp.	10,208,000	5,230,676
Voltronic Power Technology Corp.	297,153	5,399,359
Total		113,852,695
Thailand 3.4%
Kasikornbank PCL, Foreign Registered Shares	1,298,000	9,299,816
Mega Lifesciences PCL, Foreign Registered Shares	4,781,000	5,965,271
Muangthai Leasing PCL, Foreign Registered Shares	10,688,800	12,706,244
PTG Energy PCL, Foreign Registered Shares	11,090,819	7,165,226
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,146,400	10,046,278
Srisawad Corp., PCL, Foreign Registered Shares	2,481,250	4,786,245
Total		49,969,080
United Kingdom 0.3%
Randgold Resources Ltd.	50,550	4,631,650

2	Columbia Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.5%
Atento SA	331,721	3,217,694
Luxoft Holding, Inc.(a)	126,146	6,496,519
Universal Display Corp.	64,276	11,633,956
Total		21,348,169
Virgin Islands 0.3%
Despegar.com Corp.(a)	189,768	4,554,432
Total Common Stocks (Cost $890,718,564)		1,420,173,460

Preferred Stocks 0.9%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.9%
Samsung Electronics Co., Ltd.	—	6,800	13,187,899
Total Preferred Stocks (Cost $6,967,013)			13,187,899
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(e),(f)	21,118,195	21,118,195
Total Money Market Funds (Cost $21,118,195)		21,118,195
Total Investments (Cost $918,803,772)		1,454,479,554
Other Assets & Liabilities, Net		3,250,948
Net Assets		$1,457,730,502

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $16,257,740, which represents 1.12% of net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	25,505,768	106,060,943	(110,448,516)	21,118,195	132	(132)	86,626	21,118,195
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data
Columbia Emerging Markets Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	13,815,443	—	—	—	13,815,443
Brazil	84,523,313	—	—	—	84,523,313
Canada	15,660,096	—	—	—	15,660,096
Cayman Islands	6,707,104	—	—	—	6,707,104
China	147,882,268	232,848,554	1	—	380,730,823
Cyprus	—	6,293,591	—	—	6,293,591
Hong Kong	—	35,903,151	—	—	35,903,151
4	Columbia Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
India	12,261,885	147,871,007	—	—	160,132,892
Indonesia	—	64,014,903	—	—	64,014,903
Kenya	—	4,508,241	—	—	4,508,241
Mexico	20,135,994	—	—	—	20,135,994
Peru	15,670,666	—	—	—	15,670,666
Philippines	—	8,764,543	—	—	8,764,543
Poland	—	20,998,080	—	—	20,998,080
Russian Federation	34,987,708	80,963,352	—	—	115,951,060
South Africa	—	96,777,790	—	—	96,777,790
South Korea	—	175,229,744	—	—	175,229,744
Taiwan	—	113,852,695	—	—	113,852,695
Thailand	—	49,969,080	—	—	49,969,080
United Kingdom	—	4,631,650	—	—	4,631,650
United States	21,348,169	—	—	—	21,348,169
Virgin Islands	4,554,432	—	—	—	4,554,432
Total Common Stocks	377,547,078	1,042,626,381	1	—	1,420,173,460
Preferred Stocks
South Korea	—	13,187,899	—	—	13,187,899
Total Preferred Stocks	—	13,187,899	—	—	13,187,899
Money Market Funds	—	—	—	21,118,195	21,118,195
Total Investments	377,547,078	1,055,814,280	1	21,118,195	1,454,479,554
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Emerging Markets Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Greater China Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 14.9%
Auto Components 2.3%
Minth Group Ltd.	226,000	1,265,579
Nexteer Automotive Group Ltd.	819,000	1,761,798
Total		3,027,377
Automobiles 1.0%
Brilliance China Automotive Holdings Ltd.	484,000	1,274,608
Diversified Consumer Services 4.6%
New Oriental Education & Technology Group, Inc., ADR	41,064	3,484,691
RISE Education Cayman Ltd., ADR(a)	250,000	2,542,500
Total		6,027,191
Hotels, Restaurants & Leisure 1.3%
Yum China Holdings, Inc.	39,706	1,621,196
Household Durables 0.8%
Midea Group Co., Ltd., Class A	69,900	541,166
Qingdao Haier Co., Ltd., Class A	210,600	550,815
Total		1,091,981
Internet & Direct Marketing Retail 1.6%
Ctrip.com International Ltd., ADR(a)	18,137	835,753
JD.com, Inc., ADR(a)	33,696	1,261,915
Total		2,097,668
Textiles, Apparel & Luxury Goods 3.3%
Samsonite International SA	300,600	1,241,250
Shenzhou International Group Holdings Ltd.	336,000	3,032,977
Total		4,274,227
Total Consumer Discretionary		19,414,248
Consumer Staples 5.0%
Beverages 3.5%
Kweichow Moutai Co., Ltd., Class A	8,500	811,336
Wuliangye Yibin Co., Ltd.	371,207	3,683,601
Total		4,494,937
Food Products 1.5%
China Mengniu Dairy Co., Ltd.	233,000	593,528
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	755,510
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	144,800	628,203
Total		1,977,241
Total Consumer Staples		6,472,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
CNOOC Ltd.	2,133,500	2,926,060
Total Energy		2,926,060
Financials 20.7%
Banks 12.8%
Bank of China Ltd., Class H	8,050,000	3,934,047
China Construction Bank Corp., Class H	7,803,340	6,845,412
China Merchants Bank Co., Ltd., Class H	377,500	1,491,535
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	4,305,795
Total		16,576,789
Insurance 7.9%
AIA Group Ltd.	161,200	1,313,421
China Life Insurance Co., Ltd., Class H	553,000	1,810,782
Ping An Insurance Group Co. of China Ltd., Class H	722,500	7,169,527
Total		10,293,730
Total Financials		26,870,519
Health Care 8.0%
Biotechnology 2.0%
Zai Lab Ltd., ADR(a)	100,000	2,611,000
Life Sciences Tools & Services 0.8%
Wuxi Biologics Cayman, Inc.(a)	179,500	1,067,556
Pharmaceuticals 5.2%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
China Medical System Holdings Ltd.	661,000	1,386,918
CSPC Pharmaceutical Group Ltd.	1,780,000	3,549,757
Sino Biopharmaceutical Ltd.	1,394,000	1,832,756
Total		6,769,431
Total Health Care		10,447,987
Industrials 2.5%
Electrical Equipment 2.5%
Voltronic Power Technology Corp.	45,150	820,389
Zhuzhou CRRC Times Electric Co., Ltd., Class H	425,400	2,453,017
Total		3,273,406
Total Industrials		3,273,406

Columbia Greater China Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 42.9%
Electronic Equipment, Instruments & Components 1.1%
AAC Technologies Holdings, Inc.	51,000	1,024,822
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	72,400	405,460
Total		1,430,282
Internet Software & Services 41.4%
Alibaba Group Holding Ltd., ADR(a)	90,530	16,031,052
Baidu, Inc., ADR(a)	13,992	3,338,211
NetEase, Inc., ADR	14,867	4,886,932
Tencent Holdings Ltd.	577,100	29,548,181
Total		53,804,376
Software 0.4%
Kingdee International Software Group Co., Ltd.(a)	980,000	511,888
Total Information Technology		55,746,546
Materials 0.4%
Construction Materials 0.4%
China Resources Cement Holdings Ltd.	794,000	526,374
Total Materials		526,374
Real Estate 0.8%
Real Estate Management & Development 0.8%
China Resources Land Ltd.	360,000	1,041,171
Total Real Estate		1,041,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.7%
Gas Utilities 0.7%
ENN Energy Holdings Ltd.	116,000	851,837
Total Utilities		851,837
Total Common Stocks (Cost $59,271,354)		127,570,326

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(e),(f)	1,584,247	1,584,247
Total Money Market Funds (Cost $1,584,247)		1,584,247
Total Investments (Cost: $60,855,601)		129,154,573
Other Assets & Liabilities, Net		907,620
Net Assets		130,062,193

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	1,531,860	13,368,461	(13,316,074)	1,584,247	15	(15)	1,499	1,584,247
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Greater China Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Greater China Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	9,746,055	9,668,193	—	—	19,414,248
Consumer Staples	—	6,472,178	—	—	6,472,178
Energy	—	2,926,060	—	—	2,926,060
Financials	—	26,870,519	—	—	26,870,519
Health Care	2,611,000	7,836,987	0*	—	10,447,987
Industrials	—	3,273,406	—	—	3,273,406
Information Technology	24,256,195	31,490,351	—	—	55,746,546
Materials	—	526,374	—	—	526,374
Real Estate	—	1,041,171	—	—	1,041,171
Utilities	—	851,837	—	—	851,837
Total Common Stocks	36,613,250	90,957,076	0*	—	127,570,326
Money Market Funds	—	—	—	1,584,247	1,584,247
Total Investments	36,613,250	90,957,076	0*	1,584,247	129,154,573

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Greater China Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Growth Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Consumer Discretionary 15.6%
Auto Components 1.3%
Delphi Automotive PLC	232,693	24,355,976
Automobiles 0.8%
Thor Industries, Inc.(a)	102,020	15,665,171
Diversified Consumer Services 0.7%
Service Corp. International	379,530	14,023,634
Hotels, Restaurants & Leisure 4.0%
Aramark	263,010	11,204,226
Domino’s Pizza, Inc.	81,400	15,153,424
Extended Stay America, Inc.	657,300	11,483,031
Six Flags Entertainment Corp.	183,654	12,014,645
Vail Resorts, Inc.	65,440	14,734,470
Yum China Holdings, Inc.	289,620	11,825,185
Total		76,414,981
Household Durables 2.9%
D.R. Horton, Inc.	506,950	25,854,450
Mohawk Industries, Inc.(b)	105,010	29,676,876
Total		55,531,326
Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	77,260	9,464,350
Multiline Retail 1.3%
Dollar General Corp.	116,510	10,262,201
Dollar Tree, Inc.(b)	144,800	14,879,648
Total		25,141,849
Specialty Retail 3.3%
Burlington Stores, Inc.(a),(b)	64,070	6,815,126
O’Reilly Automotive, Inc.(b)	88,630	20,935,292
Ross Stores, Inc.	352,250	26,781,568
Ulta Beauty, Inc.(b)	42,326	9,384,097
Total		63,916,083
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	111,040	14,940,432
Total Consumer Discretionary		299,453,802
Consumer Staples 2.5%
Food & Staples Retailing 0.8%
SYSCO Corp.	257,530	14,867,207
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
Blue Buffalo Pet Products, Inc.(b)	331,808	10,189,823
Lamb Weston Holdings, Inc.	221,610	12,048,936
Tyson Foods, Inc., Class A	126,480	10,402,980
Total		32,641,739
Total Consumer Staples		47,508,946
Energy 3.2%
Energy Equipment & Services 1.1%
Patterson-UTI Energy, Inc.	943,830	20,377,290
Oil, Gas & Consumable Fuels 2.1%
Concho Resources, Inc.(a),(b)	211,767	29,617,732
ONEOK, Inc.	220,320	11,434,608
Total		41,052,340
Total Energy		61,429,630
Financials 6.5%
Banks 1.5%
East West Bancorp, Inc.	165,470	10,183,024
First Republic Bank	197,620	18,880,615
Total		29,063,639
Capital Markets 2.2%
MSCI, Inc.	46,030	5,924,061
S&P Global, Inc.	142,300	23,547,804
TD Ameritrade Holding Corp.	235,280	12,039,277
Total		41,511,142
Consumer Finance 1.3%
Ally Financial, Inc.	338,410	9,089,693
SLM Corp.(b)	1,375,830	15,918,353
Total		25,008,046
Insurance 1.5%
Progressive Corp. (The)	549,980	29,247,936
Total Financials		124,830,763
Health Care 13.1%
Biotechnology 2.6%
ACADIA Pharmaceuticals, Inc.(b)	141,540	4,281,585
Alexion Pharmaceuticals, Inc.(b)	40,070	4,400,087
BioMarin Pharmaceutical, Inc.(b)	181,476	15,570,641
Incyte Corp.(b)	103,793	10,274,469

Columbia Mid Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intercept Pharmaceuticals, Inc.(b)	44,360	2,724,147
Juno Therapeutics, Inc.(b)	49,030	2,678,019
Neurocrine Biosciences, Inc.(b)	61,710	4,436,332
TESARO, Inc.(b)	66,720	5,644,512
Total		50,009,792
Health Care Equipment & Supplies 4.5%
Align Technology, Inc.(b)	79,850	20,831,268
Cooper Companies, Inc. (The)	54,800	13,216,664
Edwards Lifesciences Corp.(b)	200,530	23,502,116
Teleflex, Inc.	68,620	18,219,982
West Pharmaceutical Services, Inc.	101,160	10,108,919
Total		85,878,949
Health Care Providers & Services 0.9%
Centene Corp.(b)	98,480	10,053,823
Henry Schein, Inc.(b)	91,126	6,510,953
Total		16,564,776
Health Care Technology 0.9%
Veeva Systems Inc., Class A(b)	277,860	16,729,951
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	345,060	23,891,954
Illumina, Inc.(a),(b)	88,530	20,364,556
Mettler-Toledo International, Inc.(b)	24,260	15,264,635
Total		59,521,145
Pharmaceuticals 1.1%
Zoetis, Inc.	304,140	21,986,280
Total Health Care		250,690,893
Industrials 16.0%
Aerospace & Defense 2.6%
L3 Technologies, Inc.	80,990	16,083,804
Spirit AeroSystems Holdings, Inc., Class A	235,550	19,845,087
Textron, Inc.	254,790	14,194,351
Total		50,123,242
Airlines 0.6%
Alaska Air Group, Inc.	176,457	12,205,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
Lennox International, Inc.	88,970	18,660,568
Masco Corp.	479,310	20,567,192
Total		39,227,760
Commercial Services & Supplies 0.8%
KAR Auction Services, Inc.	292,580	14,737,255
Electrical Equipment 2.0%
AMETEK, Inc.	255,403	18,565,244
Rockwell Automation, Inc.	99,663	19,242,932
Total		37,808,176
Industrial Conglomerates 1.1%
Roper Technologies, Inc.	80,660	21,553,159
Machinery 4.8%
Cummins, Inc.	91,270	15,278,598
Fortive Corp.	200,930	14,999,425
Ingersoll-Rand PLC	332,970	29,174,831
Snap-On, Inc.	100,040	16,949,777
Xylem, Inc.	234,820	16,282,419
Total		92,685,050
Road & Rail 1.3%
JB Hunt Transport Services, Inc.	219,090	24,349,662
Trading Companies & Distributors 0.7%
United Rentals, Inc.(a),(b)	84,830	13,528,688
Total Industrials		306,218,523
Information Technology 26.9%
Communications Equipment 1.2%
Arista Networks, Inc.(b)	52,090	12,143,221
Palo Alto Networks, Inc.(b)	67,908	9,897,591
Total		22,040,812
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	215,597	19,530,932
Coherent, Inc.(b)	85,540	24,974,259
Total		44,505,191

2	Columbia Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 2.9%
Box, Inc., Class A(b)	393,360	8,272,361
CoStar Group, Inc.(b)	60,229	18,368,038
GoDaddy, Inc., Class A(b)	337,128	16,401,277
LogMeIn, Inc.	99,070	11,789,330
Total		54,831,006
IT Services 7.9%
DXC Technology Co.	365,780	35,166,089
Fidelity National Information Services, Inc.	265,674	25,061,029
Fiserv, Inc.(b)	163,820	21,534,139
FleetCor Technologies, Inc.(b)	257,606	46,850,803
Square, Inc., Class A(b)	120,560	4,728,363
Vantiv, Inc., Class A(b)	240,680	18,051,000
Total		151,391,423
Semiconductors & Semiconductor Equipment 5.7%
Lam Research Corp.	203,550	39,148,772
MACOM Technology Solutions Holdings, Inc.(b)	312,810	10,194,478
Marvell Technology Group Ltd.	439,260	9,813,068
Microchip Technology, Inc.	349,310	30,386,477
ON Semiconductor Corp.(b)	954,880	19,173,990
Total		108,716,785
Software 6.9%
Atlassian Corp. PLC, Class A(b)	141,860	6,623,443
Autodesk, Inc.(b)	189,410	20,778,277
Electronic Arts, Inc.(b)	162,200	17,249,970
Red Hat, Inc.(b)	282,742	35,840,376
RingCentral, Inc., Class A(b)	200,260	9,442,259
ServiceNow, Inc.(b)	126,588	15,570,324
Take-Two Interactive Software, Inc.(b)	167,710	18,708,051
Workday, Inc., Class A(b)	83,070	8,556,210
Total		132,768,910
Total Information Technology		514,254,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.3%
Chemicals 3.2%
Air Products & Chemicals, Inc.	63,400	10,336,736
Chemours Co. LLC (The)	39,621	2,036,519
Eastman Chemical Co.	112,780	10,417,489
Sherwin-Williams Co. (The)	26,785	10,698,465
Westlake Chemical Corp.	287,459	28,150,860
Total		61,640,069
Construction Materials 1.8%
Eagle Materials, Inc.	119,968	13,428,018
Martin Marietta Materials, Inc.	99,890	20,816,077
Total		34,244,095
Containers & Packaging 3.3%
Berry Global Group, Inc.(b)	338,780	20,248,881
International Paper Co.	521,400	29,516,454
WestRock Co.	219,872	13,722,211
Total		63,487,546
Total Materials		159,371,710
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
CyrusOne, Inc.	296,440	18,011,694
Equinix, Inc.	43,190	20,061,323
Equity LifeStyle Properties, Inc.	107,670	9,723,678
SBA Communications Corp.(b)	122,240	20,750,240
Total		68,546,935
Total Real Estate		68,546,935
Total Common Stocks (Cost $1,395,665,597)		1,832,305,329

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(c),(d)	48,802,590	48,802,590
Total Money Market Funds (Cost $48,800,557)		48,802,590
Total Investments (Cost: $1,444,466,154)		1,881,107,919
Other Assets & Liabilities, Net		33,608,949
Net Assets		1,914,716,868

Columbia Mid Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2017 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Burlington Stores, Inc.	Deutsche Bank	USD	(5,435,507)	(511)	110.00	12/2017	(137,660)	(51,100)
Concho Resources, Inc.	Deutsche Bank	USD	(23,748,228)	(1,698)	150.00	01/2018	(379,441)	(284,415)
Illumina, Inc.	Deutsche Bank	USD	(16,240,118)	(706)	240.00	01/2018	(287,306)	(420,070)
Thor Industries, Inc.	Deutsche Bank	USD	(12,560,390)	(818)	135.00	12/2017	(259,266)	(1,505,120)
United Rentals, Inc.	Deutsche Bank	USD	(10,142,928)	(636)	165.00	03/2018	(424,176)	(591,480)
Total							(1,487,849)	(2,852,185)
Notes to Portfolio of Investments
(a)	At November 30, 2017, securities valued at $71,231,951 were held to cover open call options written.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	61,629,467	168,086,769	(180,913,646)	48,802,590	1,677	(1,677)	165,124	48,802,590
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	299,453,802	—	—	—	299,453,802
Consumer Staples	47,508,946	—	—	—	47,508,946
Energy	61,429,630	—	—	—	61,429,630
Financials	124,830,763	—	—	—	124,830,763
Health Care	250,690,893	—	—	—	250,690,893
Industrials	306,218,523	—	—	—	306,218,523
Information Technology	514,254,127	—	—	—	514,254,127
Materials	159,371,710	—	—	—	159,371,710
Real Estate	68,546,935	—	—	—	68,546,935
Total Common Stocks	1,832,305,329	—	—	—	1,832,305,329
Money Market Funds	—	—	—	48,802,590	48,802,590
Total Investments	1,832,305,329	—	—	48,802,590	1,881,107,919
Derivatives
Liability
Options Contracts Written	(2,852,185)	—	—	—	(2,852,185)
Total	1,829,453,144	—	—	48,802,590	1,878,255,734
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Mid Cap Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 101.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Auto Components 1.0%
Dana, Inc.	32,600	1,077,104
Dorman Products, Inc.(a)	15,100	1,031,481
Total		2,108,585
Diversified Consumer Services 1.8%
Adtalem Global Education, Inc.	32,600	1,351,270
Capella Education Co.	3,325	283,623
Sotheby’s (a)	19,800	1,020,294
Weight Watchers International, Inc.(a)	26,500	1,167,855
Total		3,823,042
Hotels, Restaurants & Leisure 2.3%
Bloomin’ Brands, Inc.	39,000	837,330
Brinker International, Inc.	6,400	235,072
Cracker Barrel Old Country Store, Inc.	6,950	1,086,493
Dave & Buster’s Entertainment, Inc.(a)	25,600	1,357,568
Ruth’s Hospitality Group, Inc.	55,100	1,181,895
Total		4,698,358
Household Durables 1.6%
La-Z-Boy, Inc.	40,000	1,316,000
MDC Holdings, Inc.	23,100	827,442
Zagg, Inc.(a)	62,700	1,282,215
Total		3,425,657
Internet & Direct Marketing Retail 0.9%
Nutrisystem, Inc.	11,500	583,625
PetMed Express, Inc.	31,100	1,223,785
Total		1,807,410
Media 1.7%
Entravision Communications Corp., Class A	62,300	439,215
Gannett Co., Inc.	118,400	1,356,864
New York Times Co. (The), Class A	22,400	421,120
Time, Inc.	77,300	1,437,780
Total		3,654,979
Specialty Retail 2.0%
Aaron’s, Inc.	18,700	705,364
Buckle, Inc. (The)	12,100	269,225
Hibbett Sports, Inc.(a)	7,400	147,630
Restoration Hardware Holdings, Inc.(a)	14,000	1,419,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Sleep Number Corp.(a)	36,000	1,266,840
Tilly’s, Inc.	22,800	376,200
Total		4,184,719
Textiles, Apparel & Luxury Goods 1.6%
Deckers Outdoor Corp.(a)	19,000	1,419,870
Movado Group, Inc.	44,000	1,291,400
Wolverine World Wide, Inc.	19,100	553,327
Total		3,264,597
Total Consumer Discretionary		26,967,347
Consumer Staples 2.9%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	4,800	863,280
Food & Staples Retailing 0.4%
Ingles Markets, Inc., Class A	6,200	172,050
SUPERVALU, Inc.(a)	23,200	424,096
The Chefs’ Warehouse(a)	8,900	180,225
Total		776,371
Food Products 1.5%
Dean Foods Co.	59,300	661,788
John B. Sanfilippo & Son, Inc.	15,300	924,426
Sanderson Farms, Inc.	9,200	1,561,148
Total		3,147,362
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	17,000	655,690
Personal Products 0.3%
Usana Health Sciences, Inc.(a)	9,280	665,376
Total Consumer Staples		6,108,079
Energy 3.8%
Energy Equipment & Services 1.9%
Archrock, Inc.	96,200	913,900
Exterran Corp.(a)	40,500	1,240,920
McDermott International, Inc.(a)	60,600	439,956
Rowan Companies PLC, Class A(a)	97,700	1,413,719
Total		4,008,495

Columbia Disciplined Small Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.9%
CVR Energy, Inc.	11,700	382,005
International Seaways, Inc.(a)	6,700	113,833
Par Pacific Holdings, Inc.(a)	10,500	217,980
Peabody Energy Corp.(a)	12,500	416,375
REX American Resources Corp.(a)	12,200	1,116,788
Ultra Petroleum Corp.(a)	147,400	1,413,566
W&T Offshore, Inc.(a)	95,600	300,184
Total		3,960,731
Total Energy		7,969,226
Financials 18.6%
Banks 8.6%
Bancorp, Inc. (The)(a)	15,400	148,918
BancorpSouth Bank	6,900	229,425
Cathay General Bancorp	33,900	1,470,921
Central Pacific Financial Corp.	14,870	478,814
CoBiz Financial, Inc.	7,700	163,086
Customers Bancorp, Inc.(a)	37,550	1,017,605
Enterprise Financial Services Corp.	19,300	873,325
First Citizens BancShares Inc., Class A	3,500	1,492,715
First Commonwealth Financial Corp.	16,400	247,640
First Financial Bancorp	11,400	323,190
First Merchants Corp.	28,800	1,261,440
Hancock Holding Co.	29,700	1,525,095
Heritage Financial Corp.	22,700	738,885
International Bancshares Corp.	24,600	1,014,750
Preferred Bank/Los Angeles	19,400	1,214,440
S&T Bancorp, Inc.	21,400	893,664
Sandy Spring Bancorp, Inc.	28,500	1,122,615
United Community Banks, Inc.	16,400	471,336
Valley National Bancorp	114,400	1,361,360
WesBanco, Inc.	3,800	159,866
Wintrust Financial Corp.	19,000	1,593,150
Total		17,802,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.9%
Arlington Asset Investment Corp., Class A	64,400	760,564
Houlihan Lokey, Inc.	23,000	1,026,720
Piper Jaffray Companies	2,000	157,100
Total		1,944,384
Consumer Finance 1.2%
Green Dot Corp., Class A(a)	21,400	1,322,520
Nelnet, Inc., Class A	20,450	1,095,507
Total		2,418,027
Insurance 2.6%
American Equity Investment Life Holding Co.	42,500	1,348,525
CNO Financial Group, Inc.	58,600	1,477,306
Health Insurance Innovations, Inc., Class A(a)	51,000	1,190,850
Third Point Reinsurance Ltd.(a)	8,900	150,855
Universal Insurance Holdings, Inc.	48,400	1,277,760
Total		5,445,296
Mortgage Real Estate Investment Trusts (REITS) 1.2%
AG Mortgage Investment Trust, Inc.	15,700	297,201
ARMOUR Residential REIT, Inc.	39,700	1,004,013
Invesco Mortgage Capital, Inc.	55,500	980,130
MTGE Investment Corp.	15,600	289,380
Total		2,570,724
Thrifts & Mortgage Finance 4.1%
Essent Group Ltd.(a)	34,700	1,535,475
Federal Agricultural Mortgage Corp.	15,500	1,150,875
Flagstar Bancorp, Inc.(a)	33,250	1,263,832
MGIC Investment Corp.(a)	119,300	1,744,166
Radian Group, Inc.	19,700	403,653
Walker & Dunlop, Inc.(a)	24,900	1,227,072
Washington Federal, Inc.	35,200	1,224,960
Total		8,550,033
Total Financials		38,730,704
Health Care 15.5%
Biotechnology 5.8%
Ablynx NV, ADR(a)	26,135	602,150
Alder Biopharmaceuticals, Inc.(a)	63,061	693,671
Axovant Sciences Ltd.(a)	14,900	82,248
bluebird bio, Inc.(a)	6,290	1,086,912

2	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(a)	7,300	547,938
Clovis Oncology, Inc.(a)	6,800	427,516
Coherus Biosciences, Inc.(a)	12,300	110,085
Dynavax Technologies Corp.(a)	29,390	587,800
Eagle Pharmaceuticals, Inc.(a)	2,600	153,556
Ignyta, Inc.(a)	28,800	472,320
Immunomedics, Inc.(a)	25,900	281,274
Insmed, Inc.(a)	12,550	391,435
Jounce Therapeutics, Inc.(a)	24,713	389,477
Keryx Biopharmaceuticals, Inc.(a)	71,355	341,790
Loxo Oncology, Inc.(a)	6,900	529,575
NewLink Genetics Corp.(a)	42,400	371,848
Nightstar Therapeutics PLC, ADR(a)	13,222	236,542
OncoMed Pharmaceuticals, Inc.(a)	71,900	356,624
Ovid Therapeutics, Inc.(a)	58,318	717,895
Puma Biotechnology, Inc.(a)	10,395	1,100,831
Ra Pharmaceuticals, Inc.(a)	18,536	264,323
Sage Therapeutics, Inc.(a)	7,930	732,811
Spark Therapeutics, Inc.(a)	13,335	976,522
TESARO, Inc.(a)	5,925	501,255
Total		11,956,398
Health Care Equipment & Supplies 3.6%
Analogic Corp.	15,215	1,259,802
Angiodynamics, Inc.(a)	47,800	821,204
CONMED Corp.	3,300	176,550
Haemonetics Corp.(a)	20,700	1,196,460
Halyard Health, Inc.(a)	3,400	165,036
Integer Holdings Corp.(a)	24,700	1,196,715
Lantheus Holdings, Inc.(a)	57,904	1,297,050
Masimo Corp.(a)	16,150	1,434,766
Total		7,547,583
Health Care Providers & Services 3.1%
Chemed Corp.	1,100	270,534
Diplomat Pharmacy, Inc.(a)	48,100	860,990
LHC Group, Inc.(a)	900	59,193
Molina Healthcare, Inc.(a)	19,675	1,539,372
Providence Service Corp. (The)(a)	20,300	1,228,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(a)	33,500	1,232,800
Triple-S Management Corp., Class B(a)	45,250	1,286,005
Total		6,477,856
Life Sciences Tools & Services 0.7%
Pra Health Sciences, Inc.(a)	18,250	1,503,252
Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc.(a)	14,110	906,567
Corcept Therapeutics, Inc.(a)	65,900	1,182,246
Lannett Co., Inc.(a)	16,000	423,200
Pacira Pharmaceuticals, Inc.(a)	15,800	729,960
Phibro Animal Health Corp., Class A	28,100	975,070
Supernus Pharmaceuticals, Inc.(a)	13,955	527,499
Total		4,744,542
Total Health Care		32,229,631
Industrials 15.0%
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	14,500	1,800,900
Moog, Inc., Class A(a)	5,700	479,427
Total		2,280,327
Air Freight & Logistics 0.3%
Forward Air Corp.	9,900	563,310
Building Products 1.1%
Caesarstone Ltd.(a)	38,800	966,120
Continental Building Product(a)	48,400	1,350,360
Total		2,316,480
Commercial Services & Supplies 2.3%
ACCO Brands Corp.(a)	90,900	1,195,335
Brady Corp., Class A	8,200	320,620
Essendant, Inc.	83,700	787,617
MSA Safety, Inc.	16,900	1,453,400
SP Plus Corp.(a)	28,300	1,109,360
Total		4,866,332
Construction & Engineering 2.1%
Argan, Inc.	18,000	1,062,000
Comfort Systems U.S.A., Inc.	10,200	438,090
EMCOR Group, Inc.	20,400	1,647,708
Primoris Services Corp.	42,600	1,192,374
Total		4,340,172

Columbia Disciplined Small Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.2%
Atkore International Group, Inc.(a)	47,100	1,002,288
Generac Holdings, Inc.(a)	29,300	1,440,681
Total		2,442,969
Machinery 4.0%
Alamo Group, Inc.	11,200	1,321,040
Briggs & Stratton Corp.	13,900	346,110
EnPro Industries, Inc.	4,200	362,754
Global Brass & Copper Holdings, Inc.	36,700	1,269,820
Harsco Corp.(a)	56,500	1,019,825
Hillenbrand, Inc.	22,800	1,038,540
Kadant, Inc.	11,600	1,186,680
Mueller Industries, Inc.	14,650	533,260
Wabash National Corp.	57,521	1,159,048
Total		8,237,077
Professional Services 1.2%
Korn/Ferry International	9,600	420,864
RPX Corp.	87,100	1,148,849
TrueBlue, Inc.(a)	33,000	938,850
Total		2,508,563
Road & Rail 1.0%
ArcBest Corp.	36,700	1,389,095
Saia, Inc.(a)	11,200	736,960
Total		2,126,055
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	22,430	1,434,399
DXP Enterprises, Inc.(a)	4,200	116,760
Total		1,551,159
Total Industrials		31,232,444
Information Technology 16.9%
Communications Equipment 1.0%
ADTRAN, Inc.	12,800	295,680
Comtech Telecommunications Corp.	38,900	842,963
Netscout Systems, Inc.(a)	27,900	866,295
Total		2,004,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.6%
Anixter International, Inc.(a)	15,800	1,129,700
Benchmark Electronics, Inc.(a)	40,001	1,220,030
ePlus, Inc.(a)	7,500	609,000
KEMET Corp.(a)	10,100	155,742
Methode Electronics, Inc.	29,400	1,384,740
Sanmina Corp.(a)	35,785	1,216,690
Scansource, Inc.(a)	27,900	1,004,400
Tech Data Corp.(a)	14,000	1,353,800
Vishay Intertechnology, Inc.	69,000	1,511,100
Total		9,585,202
Internet Software & Services 1.7%
j2 Global, Inc.	17,725	1,337,529
New Relic, Inc.(a)	13,900	782,292
Stamps.com, Inc.(a)	7,500	1,263,000
Web.com Group, Inc.(a)	7,500	172,500
Total		3,555,321
IT Services 3.6%
CACI International, Inc., Class A(a)	3,300	435,435
Convergys Corp.	14,500	357,860
CSG Systems International, Inc.	8,100	371,709
EVERTEC, Inc.	71,200	989,680
MAXIMUS, Inc.	22,400	1,547,392
Perficient, Inc.(a)	20,500	396,880
Science Applications International Corp.	17,800	1,320,760
TeleTech Holdings, Inc.	24,500	992,250
Travelport Worldwide Ltd.	82,100	1,099,319
Total		7,511,285
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.(a)	106,100	1,121,477
Cirrus Logic, Inc.(a)	2,900	160,196
Diodes, Inc.(a)	39,300	1,151,490
Entegris, Inc.	52,200	1,581,660
Formfactor, Inc.(a)	25,200	413,280
Rudolph Technologies, Inc.(a)	31,600	767,880
Xcerra Corp.(a)	106,642	1,056,822
Total		6,252,805

4	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.0%
Aspen Technology, Inc.(a)	25,650	1,716,498
Imperva, Inc.(a)	28,700	1,183,875
Paylocity Holding Corp.(a)	5,000	230,700
Progress Software Corp.	33,300	1,376,622
Proofpoint, Inc.(a)	12,300	1,107,615
VASCO Data Security International, Inc.(a)	26,300	352,420
Verint Systems, Inc.(a)	6,600	288,750
Total		6,256,480
Total Information Technology		35,166,031
Materials 4.9%
Chemicals 2.0%
Ferro Corp.(a)	5,800	147,030
Innospec, Inc.	17,075	1,219,155
KMG Chemicals, Inc.	5,100	277,389
Koppers Holdings, Inc.(a)	4,500	224,550
Kronos Worldwide, Inc.	14,200	396,322
Quaker Chemical Corp.	2,300	378,994
Trinseo SA	20,050	1,479,690
Total		4,123,130
Containers & Packaging 0.6%
Greif, Inc., Class A	21,900	1,195,083
Metals & Mining 1.0%
Materion Corp.	24,850	1,215,165
Warrior Met Coal, Inc.	44,200	982,124
Total		2,197,289
Paper & Forest Products 1.3%
Boise Cascade Co.	30,300	1,166,550
Louisiana-Pacific Corp.(a)	52,700	1,455,047
Total		2,621,597
Total Materials		10,137,099
Real Estate 6.8%
Equity Real Estate Investment Trusts (REITS) 6.8%
Ashford Hospitality Prime, Inc.	11,600	106,836
CorEnergy Infrastructure Trust, Inc.	31,906	1,137,449
DiamondRock Hospitality Co.	110,500	1,236,495
Four Corners Property Trust, Inc.	8,400	219,240
Getty Realty Corp.	6,800	193,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Lexington Realty Trust	88,400	924,664
National Health Investors, Inc.	16,800	1,310,400
Pebblebrook Hotel Trust	34,300	1,319,521
Potlatch Corp.	8,000	412,800
PS Business Parks, Inc.	10,430	1,382,601
Ryman Hospitality Properties, Inc.	22,000	1,528,560
Select Income REIT	1,600	40,144
Summit Hotel Properties, Inc.	67,157	1,014,742
Sunstone Hotel Investors, Inc.	84,800	1,417,008
Tier REIT, Inc.	28,800	576,864
Xenia Hotels & Resorts, Inc.	60,100	1,321,599
Total		14,142,451
Total Real Estate		14,142,451
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	1,900	113,544
Consolidated Communications Holdings, Inc.	18,400	260,176
Total		373,720
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.(a)	37,200	918,840
Total Telecommunication Services		1,292,560
Utilities 3.5%
Electric Utilities 1.3%
Allete, Inc.	8,200	660,100
El Paso Electric Co.	2,000	121,800
IDACORP, Inc.	2,100	207,501
PNM Resources, Inc.	3,300	150,150
Portland General Electric Co.	30,250	1,501,610
Total		2,641,161
Gas Utilities 1.3%
Chesapeake Utilities Corp.	13,275	1,135,676
New Jersey Resources Corp.	16,400	731,440
Southwest Gas Corp.	10,975	943,192
Total		2,810,308
Independent Power and Renewable Electricity Producers 0.5%
Ormat Technologies, Inc.	16,900	1,107,795

Columbia Disciplined Small Core Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
SJW Corp.	11,600	790,308
Total Utilities		7,349,572
Total Common Stocks (Cost $173,658,294)		211,325,144

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	3,243,668	3,243,668
Total Money Market Funds (Cost $3,243,668)		3,243,668
Total Investments (Cost: $176,901,962)		214,568,812
Other Assets & Liabilities, Net		(6,121,536)
Net Assets		208,447,276
At November 30, 2017, securities and/or cash totaling $188,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	64	12/2017	USD	4,945,280	264,260	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	1,952,238	14,077,965	(12,786,535)	3,243,668	49	(49)	9,668	3,243,668
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	26,967,347	—	—	—	26,967,347
Consumer Staples	6,108,079	—	—	—	6,108,079
Energy	7,969,226	—	—	—	7,969,226
Financials	38,730,704	—	—	—	38,730,704
Health Care	32,229,631	—	—	—	32,229,631
Industrials	31,232,444	—	—	—	31,232,444
Information Technology	35,166,031	—	—	—	35,166,031
Materials	10,137,099	—	—	—	10,137,099
Columbia Disciplined Small Core Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	14,142,451	—	—	—	14,142,451
Telecommunication Services	1,292,560	—	—	—	1,292,560
Utilities	7,349,572	—	—	—	7,349,572
Total Common Stocks	211,325,144	—	—	—	211,325,144
Money Market Funds	—	—	—	3,243,668	3,243,668
Total Investments	211,325,144	—	—	3,243,668	214,568,812
Derivatives
Asset
Futures Contracts	264,260	—	—	—	264,260
Total	211,589,404	—	—	3,243,668	214,833,072
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Small Cap Growth Fund I, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 17.2%
Auto Components 1.8%
LCI Industries	66,300	8,678,670
Hotels, Restaurants & Leisure 5.8%
Chuy’s Holdings, Inc.(a)	65,500	1,630,950
Extended Stay America, Inc.	114,737	2,004,455
Hilton Grand Vacations, Inc.(a)	172,700	6,902,819
Red Robin Gourmet Burgers, Inc.(a)	52,900	2,771,960
Six Flags Entertainment Corp.	162,338	10,620,152
Sonic Corp.	52,500	1,339,800
Wingstop, Inc.	52,009	2,038,233
Total		27,308,369
Household Durables 0.9%
TopBuild Corp.(a)	60,100	4,086,199
Internet & Direct Marketing Retail 2.2%
Liberty Expedia Holdings, Inc., Class A(a)	183,900	8,290,212
Nutrisystem, Inc.	44,800	2,273,600
Total		10,563,812
Media 1.1%
Nexstar Broadcasting Group, Inc., Class A	75,690	5,139,351
Multiline Retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	156,800	7,440,160
Specialty Retail 3.8%
At Home Group, Inc.(a)	99,200	2,740,896
Camping World Holdings, Inc., Class A	87,700	4,065,772
Floor & Decor Holdings, Inc.(a)	74,369	3,018,638
Michaels Companies, Inc. (The)(a)	164,700	3,557,520
Party City Holdco, Inc.(a)	210,900	2,931,510
Tile Shop Holdings, Inc.	221,080	1,834,964
Total		18,149,300
Total Consumer Discretionary		81,365,861
Consumer Staples 0.6%
Household Products 0.6%
Central Garden & Pet Co.(a)	65,700	2,603,691
Total Consumer Staples		2,603,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Energy Equipment & Services 1.8%
Matrix Service Co.(a)	181,300	3,100,230
NCS Multistage Holdings, Inc.(a)	74,692	1,254,826
Oil States International, Inc.(a)	182,800	4,350,640
Total		8,705,696
Oil, Gas & Consumable Fuels 1.0%
RSP Permian, Inc.(a)	130,100	4,778,573
Total Energy		13,484,269
Financials 6.5%
Banks 1.9%
Carolina Financial Corp.	110,100	4,255,365
ConnectOne Bancorp, Inc.	111,400	3,024,510
Heritage Financial Corp.	58,648	1,908,992
Total		9,188,867
Capital Markets 1.4%
MarketAxess Holdings, Inc.	24,000	4,686,480
Pzena Investment Management, Inc., Class A	168,032	1,878,598
Total		6,565,078
Thrifts & Mortgage Finance 3.2%
LendingTree, Inc.(a)	42,300	12,772,485
WSFS Financial Corp.	47,600	2,408,560
Total		15,181,045
Total Financials		30,934,990
Health Care 25.9%
Biotechnology 7.6%
Ablynx NV, ADR(a)	77,589	1,787,651
ACADIA Pharmaceuticals, Inc.(a)	39,886	1,206,551
Alder Biopharmaceuticals, Inc.(a)	122,102	1,343,122
Avexis, Inc.(a)	10,000	948,100
Axovant Sciences Ltd.(a)	116,348	642,241
bluebird bio, Inc.(a)	9,822	1,697,242
Blueprint Medicines Corp.(a)	19,800	1,486,188
Clovis Oncology, Inc.(a)	27,100	1,703,777
Dynavax Technologies Corp.(a)	74,977	1,499,540
Immunomedics, Inc.(a)	137,900	1,497,594
Insmed, Inc.(a)	63,826	1,990,733
Intercept Pharmaceuticals, Inc.(a)	19,200	1,179,072

Columbia Small Cap Growth Fund I | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(a)	68,203	1,074,879
Keryx Biopharmaceuticals, Inc.(a)	329,871	1,580,082
Loxo Oncology, Inc.(a)	22,200	1,703,850
NewLink Genetics Corp.(a)	93,800	822,626
Nightstar Therapeutics PLC, ADR(a)	51,290	917,578
OncoMed Pharmaceuticals, Inc.(a)	232,200	1,151,712
Puma Biotechnology, Inc.(a)	36,800	3,897,120
Ra Pharmaceuticals, Inc.(a)	36,444	519,691
Sage Therapeutics, Inc.(a)	14,800	1,367,668
Spark Therapeutics, Inc.(a)	27,390	2,005,770
TESARO, Inc.(a)	29,448	2,491,301
uniQure NV(a)	64,300	973,502
vTv Therapeutics, Inc., Class A(a)	162,223	679,714
Total		36,167,304
Health Care Equipment & Supplies 4.9%
Cantel Medical Corp.	69,200	7,368,416
Neogen Corp.(a)	87,100	7,307,690
West Pharmaceutical Services, Inc.	88,000	8,793,840
Total		23,469,946
Health Care Providers & Services 2.0%
BioTelemetry, Inc.(a)	88,900	2,578,100
Chemed Corp.	28,283	6,955,921
Total		9,534,021
Health Care Technology 4.0%
HealthStream, Inc.(a)	117,200	2,787,016
Veeva Systems Inc., Class A(a)	241,500	14,540,715
Vocera Communications, Inc.(a)	56,319	1,650,147
Total		18,977,878
Life Sciences Tools & Services 4.3%
Bio-Techne Corp.	84,400	11,372,900
INC Research Holdings, Inc. Class A(a)	115,000	4,404,500
Pra Health Sciences, Inc.(a)	55,800	4,596,246
Total		20,373,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.1%
Aerie Pharmaceuticals, Inc.(a)	33,593	2,158,350
GW Pharmaceuticals PLC, ADR(a)	7,900	983,471
Pacira Pharmaceuticals, Inc.(a)	43,400	2,005,080
Prestige Brands Holdings, Inc.(a)	146,100	6,603,720
Supernus Pharmaceuticals, Inc.(a)	72,700	2,748,060
Total		14,498,681
Total Health Care		123,021,476
Industrials 13.2%
Aerospace & Defense 0.8%
Teledyne Technologies, Inc.(a)	20,522	3,822,018
Airlines 0.6%
Copa Holdings SA, Class A	21,400	2,871,666
Building Products 3.0%
Advanced Drainage Systems, Inc.	146,600	3,474,420
Continental Building Product(a)	73,183	2,041,806
Simpson Manufacturing Co., Inc.	67,581	4,052,832
Trex Co., Inc.(a)	39,700	4,675,072
Total		14,244,130
Commercial Services & Supplies 1.2%
ARC Document Solutions, Inc.(a)	382,292	1,055,126
Deluxe Corp.	64,900	4,614,390
Total		5,669,516
Machinery 2.2%
ITT, Inc.	72,900	3,951,180
Proto Labs, Inc.(a)	40,200	3,867,240
Sun Hydraulics Corp.	41,600	2,523,456
Total		10,341,876
Professional Services 2.5%
Wageworks, Inc.(a)	182,800	11,726,620
Road & Rail 0.7%
Saia, Inc.(a)	53,600	3,526,880
Trading Companies & Distributors 2.2%
H&E Equipment Services, Inc.	117,000	4,351,230
Watsco, Inc.	34,900	5,845,750
Total		10,196,980
Total Industrials		62,399,686

2	Columbia Small Cap Growth Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.3%
Communications Equipment 1.0%
Lumentum Holdings, Inc.(a)	85,100	4,599,655
Electronic Equipment, Instruments & Components 2.6%
Coherent, Inc.(a)	42,600	12,437,496
Internet Software & Services 6.4%
Five9, Inc.(a)	134,300	3,291,693
j2 Global, Inc.	78,500	5,923,610
Match Group, Inc.(a)	257,435	7,568,589
Stamps.com, Inc.(a)	38,600	6,500,240
TrueCar, Inc.(a)	364,300	4,440,817
Wix.com Ltd.(a)	46,200	2,536,380
Total		30,261,329
IT Services 1.3%
EPAM Systems, Inc.(a)	25,329	2,569,374
Euronet Worldwide, Inc.(a)	38,102	3,480,617
Total		6,049,991
Semiconductors & Semiconductor Equipment 2.6%
MKS Instruments, Inc.	78,800	7,430,840
Silicon Laboratories, Inc.(a)	55,800	5,083,380
Total		12,514,220
Software 10.4%
Callidus Software, Inc.(a)	170,300	4,985,533
Ellie Mae, Inc.(a)	124,700	11,022,233
Everbridge, Inc.(a)	149,700	3,967,050
Fair Isaac Corp.	71,700	11,261,202
Paycom Software, Inc.(a)	165,413	13,563,866
Pegasystems, Inc.	70,400	3,551,680
PROS Holdings, Inc.(a)	45,700	1,146,613
Total		49,498,177
Total Information Technology		115,360,868
Materials 4.2%
Chemicals 2.1%
Ingevity Corp.(a)	55,300	4,401,327
KMG Chemicals, Inc.	100,900	5,487,951
Total		9,889,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.7%
Summit Materials, Inc., Class A(a)	132,800	4,084,928
US Concrete, Inc.(a)	51,600	4,171,860
Total		8,256,788
Paper & Forest Products 0.4%
Neenah Paper, Inc.	20,700	1,850,580
Total Materials		19,996,646
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Coresite Realty Corp.	27,900	3,166,092
STORE Capital Corp.	184,004	4,750,983
Total		7,917,075
Total Real Estate		7,917,075
Total Common Stocks (Cost $383,988,001)		457,084,562

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Novavax, Inc.
02/01/2023	3.750%	2,350,000	1,128,000
Total Convertible Bonds (Cost $1,066,708)			1,128,000

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	9,981,032	9,981,032
Total Money Market Funds (Cost $9,980,955)		9,981,032
Total Investments (Cost: $395,035,664)		468,193,594
Other Assets & Liabilities, Net		6,072,967
Net Assets		474,266,561

Columbia Small Cap Growth Fund I | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	17,335,056	59,729,099	(67,083,123)	9,981,032	—	33,711	9,981,032
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Small Cap Growth Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	81,365,861	—	—	—	81,365,861
Consumer Staples	2,603,691	—	—	—	2,603,691
Energy	13,484,269	—	—	—	13,484,269
Financials	30,934,990	—	—	—	30,934,990
Health Care	123,021,476	—	—	—	123,021,476
Industrials	62,399,686	—	—	—	62,399,686
Information Technology	115,360,868	—	—	—	115,360,868
Materials	19,996,646	—	—	—	19,996,646
Real Estate	7,917,075	—	—	—	7,917,075
Total Common Stocks	457,084,562	—	—	—	457,084,562
Convertible Bonds	—	1,128,000	—	—	1,128,000
Money Market Funds	—	—	—	9,981,032	9,981,032
Total Investments	457,084,562	1,128,000	—	9,981,032	468,193,594
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Growth Fund I | Quarterly Report 2017	5

Portfolio of Investments
Columbia Global Dividend Opportunity Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.4%
Issuer	Shares	Value ($)
Australia 4.7%
Amcor Ltd.	608,272	7,133,389
DuluxGroup Ltd.	1,218,293	7,350,218
Goodman Group	967,920	6,395,500
Sydney Airport	1,390,065	7,818,306
Total		28,697,413
Austria 0.5%
Erste Group Bank AG	68,776	3,000,191
Brazil 1.8%
Ambev SA	1,116,500	7,012,553
Kroton Educacional SA	667,700	3,696,016
Total		10,708,569
Canada 5.5%
Agrium, Inc.	67,722	7,445,356
Manulife Financial Corp.	673,534	14,153,011
Suncor Energy, Inc.	89,872	3,117,290
TransCanada Corp.	188,006	9,017,410
Total		33,733,067
China 0.5%
ANTA Sports Products Ltd.	663,000	2,971,134
Finland 1.2%
Sampo OYJ, Class A	142,956	7,556,508
France 1.5%
BNP Paribas SA	125,064	9,464,351
Germany 5.6%
Axel Springer SE	96,197	7,592,391
Deutsche Telekom AG, Registered Shares	918,815	16,415,222
Drillisch AG	46,789	3,570,323
Evonik Industries AG	176,895	6,598,612
Total		34,176,548
Hong Kong 1.9%
BOC Hong Kong Holdings Ltd.	615,000	3,129,809
HKT Trust & HKT Ltd.	6,906,000	8,674,335
Total		11,804,144
Indonesia 1.5%
PT Telekomunikasi Indonesia Persero Tbk	30,060,000	9,284,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Isle of Man 0.9%
GVC Holdings PLC	462,364	5,637,091
Japan 4.8%
Bridgestone Corp.	148,500	6,786,457
Daiwa Securities Group, Inc.	2,093,000	13,095,297
Japan Hotel REIT Investment Corp.	5,320	3,703,843
Tokyo Electron Ltd.	29,600	5,507,048
Total		29,092,645
Mexico 0.7%
Wal-Mart de Mexico SAB de CV, Class V	1,897,100	4,479,299
Netherlands 3.8%
LyondellBasell Industries NV, Class A	59,474	6,226,928
Unilever NV-CVA	291,680	16,797,915
Total		23,024,843
South Africa 0.5%
SPAR Group Ltd. (The)	208,387	2,883,839
Spain 1.4%
Ferrovial SA	395,924	8,715,738
Switzerland 4.8%
Givaudan SA	1,349	3,068,932
Novartis AG, ADR	134,868	11,571,674
UBS AG	845,070	14,594,907
Total		29,235,513
Taiwan 3.1%
Advanced Semiconductor Engineering, Inc.	3,867,030	5,023,335
Taiwan Semiconductor Manufacturing Co., Ltd.	1,826,000	13,792,799
Total		18,816,134
Thailand 1.6%
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,360,200	6,366,450
Thai Beverage PCL	4,632,600	3,314,889
Total		9,681,339
United Kingdom 12.7%
Anglo American PLC	241,964	4,447,086
BAE Systems PLC	579,948	4,329,457
British American Tobacco PLC	245,106	15,543,165
BT Group PLC	1,992,691	7,028,341

Columbia Global Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	437,896	7,577,336
HSBC Holdings PLC, ADR	61,769	3,066,831
Legal & General Group PLC	1,291,841	4,668,214
Moneysupermarket.com Group PLC	1,044,818	4,733,591
Rio Tinto PLC	166,727	7,895,240
Royal Dutch Shell PLC, Class A	420,910	13,419,806
St. James’s Place PLC	290,601	4,771,128
Total		77,480,195
United States 36.4%
AbbVie, Inc.	32,403	3,140,499
AES Corp. (The)	649,002	6,866,441
Altria Group, Inc.	183,789	12,466,408
Ares Capital Corp.	390,560	6,334,883
Cisco Systems, Inc.	433,772	16,179,696
CME Group, Inc.	62,747	9,383,186
Coca-Cola Co. (The)	299,030	13,686,603
Cypress Semiconductor Corp.	274,947	4,401,901
General Motors Co.	202,012	8,704,697
L Brands, Inc.	201,051	11,272,930
Las Vegas Sands Corp.	156,330	10,832,106
Maxim Integrated Products, Inc.	140,866	7,371,518
Merck & Co., Inc.	144,232	7,971,703
Occidental Petroleum Corp.	149,009	10,505,134
PacWest Bancorp	186,109	8,869,955
Paychex, Inc.	149,135	10,038,277
Pfizer, Inc.	431,350	15,640,751
PG&E Corp.	108,152	5,866,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	73,511	7,553,255
QUALCOMM, Inc.	81,721	5,421,371
Starwood Property Trust, Inc.	273,906	5,938,282
Valero Energy Corp.	112,620	9,642,524
Watsco, Inc.	42,737	7,158,448
Wells Fargo & Co.	306,825	17,326,408
Total		222,573,140
Total Common Stocks (Cost $508,692,649)		583,016,447

Limited Partnerships 2.5%

United States 2.5%
Apollo Global Management LLC	104,999	3,287,519
Blackstone Group LP (The)	92,746	2,941,903
Enterprise Products Partners LP	357,653	8,808,993
Total		15,038,415
Total Limited Partnerships (Cost $13,253,163)		15,038,415

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(a),(b)	11,944,632	11,944,632
Total Money Market Funds (Cost $11,944,605)		11,944,632
Total Investments (Cost $533,890,417)		609,999,494
Other Assets & Liabilities, Net		992,967
Net Assets		$610,992,461

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	3,215,484	64,130,943	(55,401,795)	11,944,632	53	(54)	21,694	11,944,632
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Global Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	28,697,413	—	—	28,697,413
Austria	—	3,000,191	—	—	3,000,191
Brazil	10,708,569	—	—	—	10,708,569
Canada	33,733,067	—	—	—	33,733,067
China	—	2,971,134	—	—	2,971,134
Finland	—	7,556,508	—	—	7,556,508
France	—	9,464,351	—	—	9,464,351
Germany	—	34,176,548	—	—	34,176,548
Hong Kong	—	11,804,144	—	—	11,804,144
Indonesia	—	9,284,746	—	—	9,284,746
Isle of Man	—	5,637,091	—	—	5,637,091
Japan	—	29,092,645	—	—	29,092,645
Mexico	4,479,299	—	—	—	4,479,299
Netherlands	6,226,928	16,797,915	—	—	23,024,843
South Africa	—	2,883,839	—	—	2,883,839
Spain	—	8,715,738	—	—	8,715,738
Switzerland	11,571,674	17,663,839	—	—	29,235,513
Taiwan	—	18,816,134	—	—	18,816,134
Thailand	—	9,681,339	—	—	9,681,339
United Kingdom	3,066,831	74,413,364	—	—	77,480,195
United States	222,573,140	—	—	—	222,573,140
Total Common Stocks	292,359,508	290,656,939	—	—	583,016,447
Limited Partnerships
United States	15,038,415	—	—	—	15,038,415
Total Limited Partnerships	15,038,415	—	—	—	15,038,415
Money Market Funds	—	—	—	11,944,632	11,944,632
Total Investments	307,397,923	290,656,939	—	11,944,632	609,999,494
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Cayman Islands 0.1%
Jianpu Technology, Inc., ADR(a)	237,932	1,242,005
China 5.4%
Alibaba Group Holding Ltd., ADR(a)	100,948	17,875,872
Baidu, Inc., ADR(a)	24,524	5,850,936
Ctrip.com International Ltd., ADR(a)	51,266	2,362,337
NetEase, Inc., ADR	9,992	3,284,470
Tencent Holdings Ltd.	395,200	20,234,693
Weibo Corp., ADR(a)	13,005	1,411,823
Total		51,020,131
Finland 0.2%
Nokia OYJ, ADR	413,933	2,073,804
France 0.3%
Capgemini SE	21,162	2,440,219
Germany 0.8%
SAP SE, ADR	67,808	7,686,037
Guernsey 0.6%
Amdocs Ltd.	81,485	5,320,156
Israel 0.9%
Check Point Software Technologies Ltd.(a)	52,955	5,522,677
Orbotech Ltd.(a)	65,342	3,310,226
Total		8,832,903
Japan 2.2%
Fujitsu Ltd.	406,000	3,041,877
Keyence Corp.	11,900	6,924,470
Nintendo Co., Ltd.	9,900	4,037,056
Omron Corp.	28,400	1,683,233
Renesas Electronics Corp.(a)	216,300	2,663,982
Rohm Co., Ltd.	27,300	2,813,557
Total		21,164,175
Netherlands 2.1%
ASML Holding NV	44,793	7,862,067
NXP Semiconductors NV(a)	34,420	3,902,884
STMicroelectronics NV, Registered Shares	343,231	7,763,885
Total		19,528,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 3.1%
Broadcom Ltd.	91,609	25,461,806
Flex Ltd.(a)	241,645	4,366,525
Total		29,828,331
South Africa 0.2%
MiX Telematics Ltd., ADR	196,462	2,310,393
South Korea 2.3%
NAVER Corp.	3,005	2,220,602
Samsung Electronics Co., Ltd.	8,418	19,811,450
Total		22,032,052
Spain 0.4%
Amadeus IT Group SA, Class A	45,670	3,292,506
Switzerland 0.9%
TE Connectivity Ltd.	59,833	5,650,628
VAT Group AG	24,923	3,364,447
Total		9,015,075
Taiwan 2.0%
FIT Hon Teng Ltd.	1,150,000	873,586
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	465,026	18,415,030
Total		19,288,616
United States 77.0%
Accenture PLC, Class A	51,531	7,627,103
ACM Research, Inc., Class A(a)	457,833	3,090,373
Activision Blizzard, Inc.	186,277	11,623,685
Adobe Systems, Inc.(a)	61,083	11,084,732
Advanced Micro Devices, Inc.(a)	210,636	2,293,826
Akamai Technologies, Inc.(a)	50,517	2,817,838
Alphabet, Inc., Class A(a)	41,242	42,733,723
Altair Engineering, Inc., Class A(a)	64,308	1,439,856
Amazon.com, Inc.(a)	28,863	33,964,535
Amphenol Corp., Class A	92,432	8,373,415
Analog Devices, Inc.	61,852	5,326,076
ANSYS, Inc.(a)	13,007	1,927,507
Apple, Inc.	285,576	49,076,236
Applied Materials, Inc.	284,874	15,032,801
Aquantia Corp.(a)	429,333	5,130,529
Autodesk, Inc.(a)	53,067	5,821,450
Automatic Data Processing, Inc.	27,090	3,100,721

Columbia Global Technology Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Blackhawk Network Holdings, Inc.(a)	4,472	164,346
CA, Inc.	87,218	2,884,299
Cadence Design Systems, Inc.(a)	42,065	1,847,074
Cavium, Inc.(a)	50,407	4,308,790
CDW Corp.	51,162	3,581,852
Cisco Systems, Inc.	403,467	15,049,319
Citrix Systems, Inc.(a)	56,396	4,941,982
Cognizant Technology Solutions Corp., Class A	73,685	5,325,952
Coherent, Inc.(a)	9,241	2,698,002
Comcast Corp., Class A	77,034	2,891,856
Corning, Inc.	145,812	4,722,851
DXC Technology Co.	59,945	5,763,112
eBay, Inc.(a)	124,992	4,333,473
Electronic Arts, Inc.(a)	69,067	7,345,275
Electronics for Imaging, Inc.(a)	53,098	1,633,294
Ellie Mae, Inc.(a)	25,436	2,248,288
Equinix, Inc.	9,919	4,607,276
Expedia, Inc.	27,588	3,379,530
Facebook, Inc., Class A(a)	216,901	38,430,519
Fidelity National Information Services, Inc.	61,327	5,784,976
Fiserv, Inc.(a)	45,872	6,029,874
FleetCor Technologies, Inc.(a)	25,121	4,568,756
Gartner, Inc.(a)	22,132	2,675,538
Global Payments, Inc.	7,094	713,373
Guidewire Software, Inc.(a)	49,228	3,662,071
Harris Corp.	50,785	7,338,433
HP, Inc.	356,930	7,656,149
Ichor Holdings Ltd.(a)	112,135	3,185,755
Intel Corp.	288,657	12,943,380
International Business Machines Corp.	46,387	7,142,206
Intuit, Inc.	55,177	8,674,928
Lam Research Corp.	143,178	27,537,425
Lattice Semiconductor Corp.(a)	323,479	1,898,822
Leidos Holdings, Inc.	34,964	2,222,662
Marvell Technology Group Ltd.	206,049	4,603,135
MasterCard, Inc., Class A	90,275	13,583,679
Maxim Integrated Products, Inc.	88,533	4,632,932
Microchip Technology, Inc.	113,626	9,884,326
Micron Technology, Inc.(a)	536,780	22,754,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsemi Corp.(a)	61,750	3,263,488
Microsoft Corp.	602,572	50,718,485
Motorola Solutions, Inc.	63,280	5,955,281
NetApp, Inc.	72,947	4,122,235
Netflix, Inc.(a)	36,500	6,846,670
NVIDIA Corp.	90,897	18,243,937
Oracle Corp.	195,798	9,605,850
PayPal Holdings, Inc.(a)	123,402	9,345,233
Priceline Group, Inc. (The)(a)	4,093	7,120,633
PTC, Inc.(a)	27,067	1,723,627
QUALCOMM, Inc.	95,790	6,354,709
Red Hat, Inc.(a)	47,713	6,048,100
Salesforce.com, Inc.(a)	118,913	12,405,004
SBA Communications Corp.(a)	20,703	3,514,334
Seagate Technology PLC	37,115	1,431,154
ServiceNow, Inc.(a)	39,499	4,858,377
Silicon Laboratories, Inc.(a)	20,852	1,899,617
Skyworks Solutions, Inc.	54,791	5,738,809
SMART Global Holdings, Inc.(a)	104,236	3,126,038
Splunk, Inc.(a)	38,657	3,096,039
Synopsys, Inc.(a)	143,076	12,931,209
Tableau Software, Inc., Class A(a)	37,130	2,610,239
Texas Instruments, Inc.	104,813	10,197,257
Total System Services, Inc.	47,929	3,564,000
Trimble Navigation Ltd.(a)	63,049	2,647,428
Universal Display Corp.	21,090	3,817,290
Vantiv, Inc., Class A(a)	40,582	3,043,650
VeriSign, Inc.(a)	47,894	5,512,599
Visa, Inc., Class A	242,044	27,251,734
VMware, Inc., Class A(a)	43,001	5,164,850
Western Digital Corp.	39,086	3,082,322
Workday, Inc., Class A(a)	26,186	2,697,158
Xilinx, Inc.	40,957	2,846,921
Total		734,898,297
Total Common Stocks (Cost $576,147,129)		939,973,536

2	Columbia Global Technology Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2017 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	12,096,339	12,096,339
Total Money Market Funds (Cost $12,095,439)		12,096,339
Total Investments (Cost $588,242,568)		952,069,875
Other Assets & Liabilities, Net		2,214,515
Net Assets		$954,284,390
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	17,826,930	46,088,602	(51,819,193)	12,096,339	151	(151)	44,018	12,096,339
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Global Technology Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Cayman Islands	1,242,005	—	—	—	1,242,005
China	30,785,438	20,234,693	—	—	51,020,131
Finland	2,073,804	—	—	—	2,073,804
France	—	2,440,219	—	—	2,440,219
Germany	7,686,037	—	—	—	7,686,037
Guernsey	5,320,156	—	—	—	5,320,156
Israel	8,832,903	—	—	—	8,832,903
Japan	—	21,164,175	—	—	21,164,175
Netherlands	19,528,836	—	—	—	19,528,836
Singapore	29,828,331	—	—	—	29,828,331
South Africa	2,310,393	—	—	—	2,310,393
South Korea	—	22,032,052	—	—	22,032,052
Spain	—	3,292,506	—	—	3,292,506
Switzerland	5,650,628	3,364,447	—	—	9,015,075
Taiwan	18,415,030	873,586	—	—	19,288,616
United States	734,898,297	—	—	—	734,898,297
Total Common Stocks	866,571,858	73,401,678	—	—	939,973,536
Money Market Funds	—	—	—	12,096,339	12,096,339
Total Investments	866,571,858	73,401,678	—	12,096,339	952,069,875
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Technology Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Balanced Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2016-3 Class A
11/12/2020	1.700%	1,196,790	1,195,188
Series 2016-4 Class A
06/12/2020	1.500%	2,321,117	2,318,971
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/2018	1.110%	89,955	89,921
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	100,000	99,804
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,070,496
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	1,119,841	1,118,631
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	309,011	308,596
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/2018	1.460%	428,117	427,952
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	3,057,779	3,062,703
Series 2016-2A Class A1
06/15/2028	1.880%	4,535,482	4,530,299
Series 2017-3A Class A1
08/15/2029	1.910%	4,000,000	3,984,419
Series 2017-4A Class A1
11/15/2029	2.120%	9,300,000	9,299,005
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	11,200,000	11,143,488
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	259,761	258,932
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/2019	1.440%	978,374	978,094
Exeter Automobile Receivables Trust(a)
Series 2015-3A Class A
03/16/2020	2.000%	21,438	21,438
Series 2016-1A Class A
07/15/2020	2.350%	502,920	502,719
Series 2016-3A Class A
11/16/2020	1.840%	1,458,539	1,457,607
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	8,849,000	8,847,450
Series 2017-1 Class A
08/15/2028	2.620%	15,400,000	15,470,546
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/2020	1.420%	9,250,000	9,248,221
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,800,000	7,779,122
Series 2017-1 Class A1
05/15/2022	2.070%	10,000,000	9,961,290
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	2,500,000	2,492,743
Series 2017-2 Class A3
09/21/2020	2.020%	4,450,000	4,444,549
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	5,120,000	5,117,036
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	7,984,746	7,965,008
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	14,055,000	13,978,383
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	519,602	516,505
Series 2014-AA Class A
11/25/2026	1.770%	896,179	882,164
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	1,975,301	1,972,659
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	5,500,000	5,485,821
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	4,120,000	4,099,830
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	3,525,000	3,502,583
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	2,065,632	2,058,539
Series 2016-1A Class A
12/20/2033	2.250%	3,650,013	3,602,271

Columbia Balanced Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	2,796,746	2,791,398
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	616,928	611,653
Series 2017-A Class A
11/10/2030	1.870%	3,489,442	3,489,442
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	5,900,000	5,872,900
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	3,850,000	3,842,280
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	399,742	399,814
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	1,375,480	1,374,988
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	3,278,739	3,285,805
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	3,881,042	3,786,668
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	3,656,746	3,709,377
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	5,135,022	5,116,483
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	191,975	191,638
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	17,855,000	17,748,059
Series 2016-2A Class A
05/20/2021	1.680%	11,540,000	11,475,433
Series 2017-1A Class A
09/20/2021	2.060%	5,150,000	5,142,851
Series 2017-2A Class A
12/20/2021	1.920%	2,925,000	2,910,614
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	2,851,261	2,848,013
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	16,511,000	16,437,303
Total Asset-Backed Securities — Non-Agency (Cost $244,073,133)			243,327,702

Commercial Mortgage-Backed Securities - Agency 1.5%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	1,272,920	1,271,533
CMO Series 2012-45 Class A
03/16/2040	2.830%	120,180	120,313
CMO Series 2012-55 Class A
08/16/2033	1.704%	82,587	82,472
CMO Series 2012-58 Class A
01/16/2040	2.500%	598,757	597,185
CMO Series 2013-105 Class A
02/16/2037	1.705%	4,168,031	4,094,477
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,983,228	1,966,882
CMO Series 2013-12 Class A
10/16/2042	1.410%	3,681,322	3,596,819
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,840,272	5,734,385
CMO Series 2013-138 Class A
08/16/2035	2.150%	3,815,666	3,802,084
CMO Series 2013-146 Class AH
08/16/2040	2.000%	1,537,487	1,528,813
CMO Series 2013-17 Class AH
10/16/2043	1.558%	1,146,038	1,115,235
CMO Series 2013-179 Class A
07/16/2037	1.800%	2,005,375	1,984,872
CMO Series 2013-194 Class AB
05/16/2038	2.250%	1,181,417	1,179,160
CMO Series 2013-2 Class AB
12/16/2042	1.600%	729,535	721,310
CMO Series 2013-30 Class A
05/16/2042	1.500%	2,058,443	2,006,934
CMO Series 2013-32 Class AB
01/16/2042	1.900%	2,336,781	2,307,625
CMO Series 2013-33 Class A
07/16/2038	1.061%	3,233,547	3,144,941
CMO Series 2013-40 Class A
10/16/2041	1.511%	1,126,080	1,107,118
CMO Series 2013-50 Class AH
06/16/2039	2.100%	1,382,396	1,368,158

2	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-57 Class A
06/16/2037	1.350%	3,381,451	3,311,054
CMO Series 2013-61 Class A
01/16/2043	1.450%	1,535,896	1,491,129
CMO Series 2013-73 Class AE
01/16/2039	1.350%	6,104,995	5,965,715
CMO Series 2013-78 Class AB
07/16/2039	1.624%	1,600,023	1,574,958
CMO Series 2014-103 Class AB
06/16/2053	1.742%	1,931,082	1,935,461
CMO Series 2014-109 Class A
01/16/2046	2.325%	3,882,189	3,866,142
CMO Series 2014-135 Class AD
08/16/2045	2.400%	3,032,120	3,020,309
CMO Series 2014-138 Class A
01/16/2044	2.700%	1,245,672	1,247,418
CMO Series 2014-148 Class A
11/16/2043	2.650%	1,841,401	1,843,793
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,565,481	1,569,957
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,931,409	1,924,217
CMO Series 2014-33 Class A
08/16/2039	2.300%	968,686	964,582
CMO Series 2014-64 Class A
02/16/2045	2.200%	1,590,342	1,585,399
CMO Series 2014-67 Class AE
05/16/2039	2.150%	636,600	640,933
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,996,528	6,968,823
CMO Series 2015-21 Class A
11/16/2042	2.600%	3,674,475	3,686,335
CMO Series 2015-33 Class AH
02/16/2045	2.650%	665,384	665,672
CMO Series 2015-5 Class KA
11/16/2039	2.500%	4,109,279	4,075,939
CMO Series 2015-78 Class A
06/16/2040	2.918%	4,213,592	4,218,817
CMO Series 2015-85 Class AF
05/16/2044	2.400%	5,077,849	5,047,241
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,843,035	2,803,467
CMO Series 2016-39 Class AG
01/16/2043	2.300%	7,417,391	7,325,531
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2015-71 Class DA
09/16/2049	2.151%	7,362,154	7,260,169
Total Commercial Mortgage-Backed Securities - Agency (Cost $112,649,746)			110,723,377

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,501,601	3,583,694
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,876,367	2,998,111
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,368,166	3,490,563
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,628,918	2,732,843
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	167,212	170,812
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,438,956	2,409,880
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	9,719,394	9,723,647
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	1,079,443	1,073,560
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	10,105,000	10,206,184
Commercial Mortgage Trust
Series 2012-LC4 Class A3
12/10/2044	3.069%	6,859,958	6,910,652
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,971,101	1,970,384
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,786,538
Series 2013-CR9 Class A2
07/10/2045	3.055%	3,892,168	3,906,498
Series 2013-LC13 Class A2
08/10/2046	3.009%	9,300,000	9,360,372
Series 2014-CR18 Class A2
07/15/2047	2.924%	3,100,000	3,133,284
Series 2015-CR23 Class A2
05/10/2048	2.852%	4,250,000	4,302,992

Columbia Balanced Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	2,566,833	2,549,554
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	158,774
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	91,628	93,470
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	11,595,100	12,241,239
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	4,700,000	4,878,368
Series 2014-C19 Class A2
04/15/2047	3.046%	3,997,596	4,042,180
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	300,000	315,313
Series 2010-CNTR Class A2
08/05/2032	4.311%	328,475	338,547
Series 2011-C3 Class A4
02/15/2046	4.717%	450,000	474,700
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	300,000	318,924
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,587,890
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A2
12/10/2045	1.712%	544,454	544,235
Series 2012-C4 Class A5
12/10/2045	2.850%	17,050,000	17,145,144
Series 2013-C5 Class A3
03/10/2046	2.920%	2,000,000	2,015,593
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,856,645
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A3
08/15/2046	3.881%	11,250,000	11,808,202
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	10,457,000	10,519,773
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $161,901,688)			160,648,565
Common Stocks 61.4%
Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Hotels, Restaurants & Leisure 1.8%
Marriott International, Inc., Class A	202,075	25,663,525
McDonald’s Corp.	218,270	37,535,892
Royal Caribbean Cruises Ltd.	96,700	11,979,196
Starbucks Corp.	1,005,165	58,118,640
Total		133,297,253
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.(c)	46,180	54,342,315
Expedia, Inc.	257,830	31,584,175
Total		85,926,490
Media 1.5%
Comcast Corp., Class A	3,041,157	114,165,034
Multiline Retail 0.5%
Dollar General Corp.	417,435	36,767,675
Specialty Retail 1.8%
AutoZone, Inc.(c)	39,642	27,224,540
Lowe’s Companies, Inc.	1,267,657	105,684,564
Total		132,909,104
Textiles, Apparel & Luxury Goods 1.2%
PVH Corp.	377,171	50,748,358
Tapestry, Inc.	1,009,680	42,093,559
Total		92,841,917
Total Consumer Discretionary		595,907,473
Consumer Staples 4.6%
Beverages 0.9%
PepsiCo, Inc.	572,500	66,707,700
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	138,985	25,633,003
CVS Health Corp.	154,746	11,853,544
SYSCO Corp.	814,660	47,030,322
Total		84,516,869
Food Products 0.8%
ConAgra Foods, Inc.	89,529	3,342,118
Kellogg Co.	192,388	12,728,390
Mondelez International, Inc., Class A	1,038,550	44,595,337
Total		60,665,845

4	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.8%
Philip Morris International, Inc.	1,283,015	131,829,791
Total Consumer Staples		343,720,205
Energy 4.4%
Energy Equipment & Services 0.6%
Halliburton Co.	1,062,629	44,396,640
Oil, Gas & Consumable Fuels 3.8%
Canadian Natural Resources Ltd.	1,908,324	64,730,350
Chevron Corp.	652,171	77,601,827
EOG Resources, Inc.	507,074	51,883,812
Exxon Mobil Corp.	1,106,335	92,146,642
Total		286,362,631
Total Energy		330,759,271
Financials 10.5%
Banks 5.8%
Citigroup, Inc.	1,889,261	142,639,205
JPMorgan Chase & Co.	1,634,483	170,836,163
Wells Fargo & Co.	2,158,576	121,894,787
Total		435,370,155
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	1,246,815	68,250,653
BlackRock, Inc.	40,455	20,275,641
Morgan Stanley	1,541,675	79,565,847
S&P Global, Inc.	113,885	18,845,690
Total		186,937,831
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(c)	779,290	150,410,763
Insurance 0.2%
Aon PLC	83,007	11,639,242
Total Financials		784,357,991
Health Care 9.1%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.(c)	207,375	22,771,849
Biogen, Inc.(c)	227,165	73,185,748
Celgene Corp.(c)	520,877	52,520,028
Vertex Pharmaceuticals, Inc.(c)	83,895	12,105,209
Total		160,582,834
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	837,291	47,198,094
Medtronic PLC	306,508	25,173,502
Total		72,371,596
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	227,620	19,306,728
Anthem, Inc.	184,700	43,397,112
Cardinal Health, Inc.	245,666	14,540,971
CIGNA Corp.	383,834	81,269,173
Total		158,513,984
Pharmaceuticals 3.8%
Allergan PLC	305,620	53,125,925
Bristol-Myers Squibb Co.	374,280	23,650,753
Johnson & Johnson	882,070	122,898,813
Pfizer, Inc.	2,386,315	86,527,782
Total		286,203,273
Total Health Care		677,671,687
Industrials 4.2%
Air Freight & Logistics 1.6%
FedEx Corp.	513,880	118,942,665
Airlines 0.2%
Alaska Air Group, Inc.	126,006	8,715,835
Southwest Airlines Co.	115,453	7,004,534
Total		15,720,369
Building Products 0.5%
Johnson Controls International PLC	1,021,927	38,465,332
Electrical Equipment 0.3%
Eaton Corp. PLC	243,073	18,906,218
Industrial Conglomerates 1.6%
General Electric Co.	215,670	3,944,604
Honeywell International, Inc.	742,748	115,838,978
Total		119,783,582
Total Industrials		311,818,166

Columbia Balanced Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 15.4%
Communications Equipment 1.3%
Cisco Systems, Inc.	2,070,305	77,222,376
Palo Alto Networks, Inc.(c)	153,810	22,417,808
Total		99,640,184
Internet Software & Services 4.7%
Alphabet, Inc., Class A(c)	62,939	65,215,504
Alphabet, Inc., Class C(c)	133,453	136,310,229
Facebook, Inc., Class A(c)	857,790	151,983,232
Total		353,508,965
IT Services 2.8%
Fidelity National Information Services, Inc.	560,080	52,832,346
FleetCor Technologies, Inc.(c)	128,553	23,379,934
MasterCard, Inc., Class A	633,274	95,288,739
Total System Services, Inc.	504,700	37,529,492
Total		209,030,511
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Ltd.	345,445	96,012,983
MACOM Technology Solutions Holdings, Inc.(c)	235,973	7,690,360
Total		103,703,343
Software 2.6%
Activision Blizzard, Inc.	641,040	40,000,896
Electronic Arts, Inc.(c)	21,997	2,339,381
Microsoft Corp.	1,811,394	152,465,033
Total		194,805,310
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	1,107,640	190,347,934
Total Information Technology		1,151,036,247
Materials 1.8%
Chemicals 0.9%
Mosaic Co. (The)	130,832	3,177,909
Sherwin-Williams Co. (The)	160,998	64,305,821
Total		67,483,730
Containers & Packaging 0.4%
Sealed Air Corp.	591,930	28,442,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.5%
Nucor Corp.	661,145	38,015,837
Total Materials		133,941,804
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	420,128	60,469,023
Total Real Estate		60,469,023
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	2,176,670	79,187,255
Verizon Communications, Inc.	1,078,309	54,875,145
Total		134,062,400
Total Telecommunication Services		134,062,400
Utilities 0.8%
Electric Utilities 0.8%
Edison International	253,773	20,624,131
Southern Co. (The)	746,964	38,244,557
Total		58,868,688
Total Utilities		58,868,688
Total Common Stocks (Cost $3,375,950,903)		4,582,612,955

Corporate Bonds & Notes 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	5,548,000	5,778,902
Bombardier, Inc.(a)
12/01/2021	8.750%	161,000	178,051
01/15/2023	6.125%	75,000	73,736
12/01/2024	7.500%	132,000	133,118
L3 Technologies, Inc.
12/15/2026	3.850%	4,720,000	4,855,511
Lockheed Martin Corp.
05/15/2036	4.500%	7,350,000	8,087,477
Northrop Grumman Systems Corp.
02/15/2031	7.750%	2,739,000	3,867,843
TransDigm, Inc.
05/15/2025	6.500%	675,000	690,077
06/15/2026	6.375%	113,000	114,717
Total			23,779,432

6	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	156,000	158,237
Ford Motor Co.
12/08/2026	4.346%	8,640,000	8,985,479
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	348,000	352,440
Total			9,496,156
Banking 2.2%
Ally Financial, Inc.
05/19/2022	4.625%	153,000	160,704
Bank of America Corp.
01/24/2022	5.700%	12,990,000	14,474,757
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	6,000,000	6,202,974
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,644,558
BB&T Corp.(d)
3-month USD LIBOR + 0.530% 05/01/2019	1.907%	7,375,000	7,412,657
Capital One Financial Corp.
03/09/2027	3.750%	8,675,000	8,735,222
Citigroup, Inc.
10/21/2026	3.200%	11,675,000	11,501,650
Credit Suisse AG
09/09/2024	3.625%	4,500,000	4,652,357
Discover Financial Services
02/09/2027	4.100%	6,500,000	6,625,554
Fifth Third Bancorp
03/15/2022	3.500%	5,775,000	5,969,773
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	12,000,000	12,449,916
HSBC Holdings PLC
05/25/2026	3.900%	8,265,000	8,548,126
Huntington National Bank (The)
08/07/2022	2.500%	6,000,000	5,921,340
ING Bank NV(a),(d)
3-month USD LIBOR + 1.130% 03/22/2019	2.453%	7,300,000	7,388,454
JPMorgan Chase & Co.
08/15/2021	4.350%	12,375,000	13,140,344
Morgan Stanley
01/20/2027	3.625%	8,000,000	8,125,280
PNC Bank NA
Subordinated
01/30/2023	2.950%	4,300,000	4,327,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regions Financial Corp.
08/14/2022	2.750%	6,000,000	5,967,342
Synovus Financial Corp.
11/01/2022	3.125%	6,575,000	6,534,629
Toronto-Dominion Bank (The)
12/14/2020	2.500%	6,000,000	6,029,184
U.S. Bancorp
Subordinated
04/27/2026	3.100%	5,400,000	5,357,788
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	10,000,000	10,195,190
Total			164,365,263
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	180,000	184,035
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	62,000	65,059
Total			249,094
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	359,000	379,303
Beacon Escrow Corp.(a)
11/01/2025	4.875%	182,000	185,640
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	323,000	344,768
Core & Main LP(a)
08/15/2025	6.125%	78,000	79,368
HD Supply, Inc.(a)
04/15/2024	5.750%	129,000	136,772
US Concrete, Inc.
06/01/2024	6.375%	152,000	163,197
Total			1,289,048
Cable and Satellite 0.3%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	527,000	535,209
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	166,000	173,966
05/01/2025	5.375%	262,000	270,001
02/15/2026	5.750%	434,000	449,982
05/01/2027	5.875%	70,000	72,660
Cequel Communications Holdings I LLC/Capital Corp.(a)
07/15/2025	7.750%	31,000	33,300

Columbia Balanced Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	273,000	293,899
10/15/2025	10.875%	225,000	266,354
DISH DBS Corp.
11/15/2024	5.875%	431,000	434,307
07/01/2026	7.750%	469,000	506,422
NBCUniversal Media LLC
04/01/2041	5.950%	4,450,000	5,694,087
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	184,000	193,497
07/15/2026	5.375%	221,000	232,099
08/01/2027	5.000%	231,000	233,770
Sky PLC(a)
09/16/2024	3.750%	6,485,000	6,666,852
Time Warner Cable LLC
05/01/2037	6.550%	4,060,000	4,691,176
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	527,000	544,588
Videotron Ltd.
07/15/2022	5.000%	293,000	309,761
Virgin Media Finance PLC(a)
01/15/2025	5.750%	519,000	532,807
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	505,000	508,719
Total			22,643,456
Chemicals 0.3%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	111,334
Atotech USA, Inc.(a)
02/01/2025	6.250%	335,000	343,887
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	267,000	279,506
Celanese U.S. Holdings LLC
11/15/2022	4.625%	6,698,000	7,149,820
Chemours Co. (The)
05/15/2025	7.000%	259,000	283,528
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,465,243
Eastman Chemical Co.
01/15/2020	2.700%	5,000,000	5,029,180
INEOS Group Holdings SA(a)
08/01/2024	5.625%	202,000	210,679
Koppers, Inc.(a)
02/15/2025	6.000%	84,000	90,073
LYB International Finance BV
03/15/2044	4.875%	6,000,000	6,547,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	276,000	285,734
12/01/2025	5.875%	153,000	154,204
PQ Corp.(a)
11/15/2022	6.750%	278,000	298,838
PQ Corp.(a),(e)
12/15/2025	5.750%	53,000	54,119
PQ Corp./Eco Finance Corp.(a)
11/01/2022	8.500%	161,000	167,754
Tronox Finance PLC(a)
10/01/2025	5.750%	37,000	38,427
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	42,000	44,465
WR Grace & Co.(a)
10/01/2021	5.125%	173,000	183,452
Total			22,737,335
Construction Machinery 0.2%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	260,000	264,162
Caterpillar Financial Services Corp.
06/01/2022	2.850%	5,000,000	5,068,935
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	68,000	71,240
John Deere Capital Corp.
03/10/2020	2.050%	5,175,000	5,161,623
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	260,000	269,610
United Rentals North America, Inc.
07/15/2025	5.500%	63,000	67,102
10/15/2025	4.625%	40,000	40,767
09/15/2026	5.875%	465,000	500,883
01/15/2028	4.875%	232,000	235,520
01/15/2028	4.875%	66,000	66,755
Total			11,746,597
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2024	2.800%	7,000,000	6,960,541
APX Group, Inc.
12/01/2020	8.750%	125,000	127,577
12/01/2022	7.875%	191,000	204,313
09/01/2023	7.625%	101,000	106,471
IHS Markit, Ltd.(a),(e)
03/01/2026	4.000%	80,000	80,597
Interval Acquisition Corp.
04/15/2023	5.625%	304,000	317,481
Total			7,796,980

8	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Prestige Brands, Inc.(a)
03/01/2024	6.375%	356,000	371,604
Procter & Gamble Co. (The)
08/11/2027	2.850%	4,000,000	3,956,188
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	345,000	366,817
Spectrum Brands, Inc.
12/15/2024	6.125%	174,000	184,211
07/15/2025	5.750%	155,000	162,934
Springs Industries, Inc.
06/01/2021	6.250%	194,000	198,796
Valvoline, Inc.(a)
07/15/2024	5.500%	328,000	349,141
08/15/2025	4.375%	151,000	152,511
Total			5,742,202
Diversified Manufacturing 0.0%
Entegris, Inc.(a)
02/10/2026	4.625%	53,000	54,102
Gates Global LLC/Co.(a)
07/15/2022	6.000%	390,000	399,529
RBS Global, Inc./Rexnord LLC(a),(e)
12/15/2025	4.875%	71,000	71,000
SPX FLOW, Inc.(a)
08/15/2026	5.875%	133,000	141,001
TriMas Corp.(a)
10/15/2025	4.875%	144,000	145,553
WESCO Distribution, Inc.
06/15/2024	5.375%	171,000	177,291
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	109,000	122,684
Total			1,111,160
Electric 1.1%
AES Corp.
09/01/2027	5.125%	195,000	201,048
AES Corp. (The)
07/01/2021	7.375%	169,000	190,107
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	2,132,330
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,950,000	2,010,996
Calpine Corp.
01/15/2025	5.750%	189,000	182,599
CMS Energy Corp.
03/01/2024	3.875%	5,576,000	5,836,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,811,888
Dominion Energy, Inc.
10/01/2025	3.900%	5,850,000	6,111,378
DTE Energy Co.
04/15/2033	6.375%	2,275,000	2,878,931
Dynegy, Inc.
11/01/2024	7.625%	146,000	158,630
Dynegy, Inc.(a)
01/30/2026	8.125%	120,000	132,447
Emera US Finance LP
06/15/2026	3.550%	6,400,000	6,406,727
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,277,656
Nevada Power Co.
08/01/2018	6.500%	900,000	927,330
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,231,028
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	176,000	176,404
NRG Energy, Inc.
05/01/2024	6.250%	35,000	37,081
05/15/2026	7.250%	127,000	139,279
01/15/2027	6.625%	103,000	111,043
NRG Energy, Inc.(a),(e)
01/15/2028	5.750%	108,000	108,000
NRG Yield Operating LLC
08/15/2024	5.375%	540,000	561,424
09/15/2026	5.000%	91,000	93,185
Pacific Gas & Electric Co.
03/01/2037	5.800%	4,306,000	5,301,987
PacifiCorp
07/01/2025	3.350%	1,821,000	1,866,175
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	330,000	349,649
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,776,664
Progress Energy, Inc.
03/01/2031	7.750%	2,983,000	4,168,599
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,619,369
Southern California Edison Co.
09/01/2040	4.500%	1,775,000	1,991,184
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,796,458
TerraForm Power Operating LLC(a),(e)
01/31/2028	5.000%	285,000	286,087

Columbia Balanced Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,711,169
Total			79,583,301
Finance Companies 0.1%
Aircastle Ltd.
02/15/2022	5.500%	129,000	138,797
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	8,000,000	7,970,720
iStar, Inc.
04/01/2022	6.000%	159,000	165,655
09/15/2022	5.250%	72,000	72,957
Navient Corp.
06/15/2022	6.500%	82,000	86,032
01/25/2023	5.500%	426,000	427,077
10/25/2024	5.875%	37,000	37,196
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	175,000	183,587
Quicken Loans, Inc.(a)
05/01/2025	5.750%	278,000	292,197
Total			9,374,218
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	11,310,000	12,736,892
B&G Foods, Inc.
04/01/2025	5.250%	422,000	431,416
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	300,000	326,546
ConAgra Foods, Inc.
01/25/2023	3.200%	4,500,000	4,557,325
Constellation Brands, Inc.
11/15/2024	4.750%	2,430,000	2,664,038
Diageo Capital PLC
07/15/2020	4.828%	5,160,000	5,495,968
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	198,000	197,585
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	5,800,000	6,159,606
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	339,000	356,334
Molson Coors Brewing Co.
05/01/2042	5.000%	4,000,000	4,418,320
PepsiCo, Inc.
10/15/2027	3.000%	9,575,000	9,498,850
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	125,000	132,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	469,000	465,545
03/01/2027	5.750%	431,000	440,320
Post Holdings, Inc.(a),(e)
01/15/2028	5.625%	99,000	99,988
Total			47,981,516
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	49,000	52,263
04/01/2026	6.375%	255,000	277,790
CRC Escrow Issuer LLC/Finco, Inc.(a)
10/15/2025	5.250%	96,000	96,126
Eldorado Resorts, Inc.
04/01/2025	6.000%	192,000	202,385
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	336,000	362,373
International Game Technology PLC(a)
02/15/2025	6.500%	394,000	443,949
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	204,000	215,772
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	302,000	300,811
MGM Resorts International
03/15/2023	6.000%	312,000	343,980
09/01/2026	4.625%	220,000	224,043
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	150,000	155,428
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	69,000	69,453
Scientific Games International, Inc.(a)
01/01/2022	7.000%	268,000	282,793
10/15/2025	5.000%	93,000	93,942
Scientific Games International, Inc.
12/01/2022	10.000%	320,000	352,367
Tunica-Biloxi Gaming Authority(a),(f)
11/15/2016	0.000%	25,000	8,750
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	140,000	142,296
Total			3,624,521
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	249,000	257,026
Amsurg Corp.
07/15/2022	5.625%	108,000	110,032
Avantor, Inc.(a)
10/01/2024	6.000%	155,000	154,941

10	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
03/01/2023	3.300%	5,700,000	5,709,912
Cardinal Health, Inc.
06/15/2024	3.079%	5,240,000	5,152,523
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	269,000	272,056
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	238,000	143,541
03/31/2023	6.250%	368,000	343,291
Covidien International Finance SA
06/15/2022	3.200%	4,298,000	4,396,635
DaVita, Inc.
08/15/2022	5.750%	286,000	294,717
05/01/2025	5.000%	140,000	140,200
Envision Healthcare Corp.(a)
12/01/2024	6.250%	30,000	31,556
Express Scripts Holding Co.
02/25/2026	4.500%	5,590,000	5,896,511
HCA, Inc.
03/15/2024	5.000%	441,000	462,985
02/01/2025	5.375%	229,000	237,635
04/15/2025	5.250%	228,000	242,938
02/15/2027	4.500%	217,000	220,327
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	206,000	209,717
Hologic, Inc.(a)
10/15/2025	4.375%	38,000	38,822
McKesson Corp.
12/15/2022	2.700%	4,000,000	3,976,220
MEDNAX, Inc.(a)
12/01/2023	5.250%	129,000	131,825
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	395,000	423,526
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	122,000	127,112
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	108,000	111,930
10/15/2026	5.000%	110,000	115,259
SP Finco LLC(a)
07/01/2025	6.750%	91,000	82,805
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	263,000	276,365
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	184,000	166,325
Teleflex, Inc.
11/15/2027	4.625%	116,000	118,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
06/15/2023	6.750%	174,000	162,904
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	288,000	283,700
05/01/2025	5.125%	174,000	168,112
08/01/2025	7.000%	93,000	84,656
Total			30,544,794
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/2023	2.800%	6,355,000	6,262,713
Anthem, Inc.
12/01/2024	3.350%	4,200,000	4,225,460
Centene Corp.
02/15/2024	6.125%	279,000	298,607
01/15/2025	4.750%	189,000	193,846
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	92,000	91,875
UnitedHealth Group, Inc.
01/15/2027	3.450%	6,500,000	6,687,889
WellCare Health Plans, Inc.
04/01/2025	5.250%	299,000	315,969
Total			18,076,359
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/2021	6.250%	36,000	39,408
11/15/2024	5.875%	295,000	327,886
Lennar Corp.
04/30/2024	4.500%	173,000	178,495
Lennar Corp.(a)
11/29/2027	4.750%	86,000	87,993
Meritage Homes Corp.
04/01/2022	7.000%	233,000	264,930
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	121,000	123,275
03/01/2024	5.625%	151,000	157,428
Total			1,179,415
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	5,205,000	6,271,926
Callon Petroleum Co.
10/01/2024	6.125%	183,000	188,127
Canadian Natural Resources Ltd.
04/15/2024	3.800%	6,700,000	6,869,235
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	224,000	229,096

Columbia Balanced Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(a)
01/15/2026	5.375%	73,000	74,110
Continental Resources, Inc.
06/01/2024	3.800%	187,000	183,588
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	231,000	231,564
Diamondback Energy, Inc.
05/31/2025	5.375%	610,000	630,749
Endeavor Energy Resources LP/Finance, Inc.(a),(e)
01/30/2026	5.500%	33,000	33,362
01/30/2028	5.750%	117,000	118,273
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	117,000	124,605
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	85,000	89,655
Halcon Resources Corp.(a)
02/15/2025	6.750%	142,000	144,175
Laredo Petroleum, Inc.
03/15/2023	6.250%	440,000	454,861
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,662,852
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	327,000	330,057
08/15/2025	5.250%	266,000	266,806
10/15/2027	5.625%	152,000	155,533
PDC Energy, Inc.
09/15/2024	6.125%	410,000	428,335
QEP Resources, Inc.
03/01/2026	5.625%	61,000	61,902
RSP Permian, Inc.
01/15/2025	5.250%	449,000	457,653
SM Energy Co.
06/01/2025	5.625%	138,000	133,997
09/15/2026	6.750%	281,000	284,656
Woodside Finance Ltd.(a)
03/05/2025	3.650%	6,500,000	6,537,824
WPX Energy, Inc.
01/15/2022	6.000%	418,000	429,313
09/15/2024	5.250%	95,000	93,433
Total			29,485,687
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	6,920,000	6,928,636
Cenovus Energy, Inc.(a)
04/15/2027	4.250%	6,465,000	6,403,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	5,140,875
Total			18,472,738
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	187,000	196,913
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	132,000	135,944
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	123,000	130,721
Total			463,578
Life Insurance 0.6%
American International Group, Inc.
04/01/2026	3.900%	7,635,000	7,869,662
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	6,000,000	5,844,942
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	6,140,366
MetLife Global Funding I(a)
12/18/2026	3.450%	4,000,000	4,093,268
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	5,000,000	4,964,750
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,500,000	6,648,018
Principal Financial Group, Inc.
05/15/2025	3.400%	6,000,000	6,087,468
Total			41,648,474
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	270,000	274,218
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/2033	6.550%	4,256,000	5,381,508
Discovery Communications LLC
06/01/2040	6.350%	5,000,000	5,730,770
Match Group, Inc.
06/01/2024	6.375%	187,000	202,074
Match Group, Inc.(a),(e)
12/15/2027	5.000%	92,000	92,824
Netflix, Inc.
11/15/2026	4.375%	700,000	688,488

12	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
04/15/2028	4.875%	227,000	224,736
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	324,000	336,480
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	263,000	278,260
RELX Capital, Inc.
10/15/2022	3.125%	3,000,000	3,017,823
Thomson Reuters Corp.
05/23/2043	4.500%	4,300,000	4,332,981
Time Warner, Inc.
01/15/2026	3.875%	6,000,000	6,063,372
Univision Communications, Inc.(a)
02/15/2025	5.125%	178,000	173,177
Total			26,522,493
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	154,000	163,788
Constellium NV(a)
05/15/2024	5.750%	401,000	410,347
02/15/2026	5.875%	105,000	108,535
Freeport-McMoRan, Inc.
11/14/2024	4.550%	444,000	442,681
03/15/2043	5.450%	230,000	217,814
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	128,000	137,691
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	244,000	269,045
Novelis Corp.(a)
08/15/2024	6.250%	84,000	88,358
09/30/2026	5.875%	391,000	405,640
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	57,000	57,158
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	163,937
Teck Resources Ltd.
07/15/2041	6.250%	494,000	563,250
Vale Overseas Ltd.
01/11/2022	4.375%	5,510,000	5,738,483
Total			8,766,727
Midstream 0.6%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	179,000	194,884
01/15/2025	5.250%	418,000	440,851
Delek Logistics Partners LP(a)
05/15/2025	6.750%	178,000	179,924
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Equity LP
03/15/2023	4.250%	135,000	135,872
06/01/2027	5.500%	681,000	709,222
Enterprise Products Operating LLC
02/01/2041	5.950%	4,830,000	5,881,235
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	363,000	378,533
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,355,754
MPLX LP
03/01/2027	4.125%	5,500,000	5,583,116
NGPL PipeCo LLC(a)
08/15/2022	4.375%	64,000	65,655
08/15/2027	4.875%	78,000	81,061
NuStar Logistics LP
04/28/2027	5.625%	192,000	194,400
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,090,000	8,103,891
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	3,000,000	3,229,674
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	67,000	69,680
01/15/2028	5.500%	123,000	126,383
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	526,000	539,436
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	343,000	340,603
Williams Companies, Inc. (The)
01/15/2023	3.700%	104,000	103,924
06/24/2024	4.550%	588,000	609,252
Williams Partners LP
03/04/2024	4.300%	7,175,000	7,522,851
Total			41,846,201
Natural Gas 0.2%
NiSource Finance Corp.
02/15/2044	4.800%	5,065,000	5,644,720
Sempra Energy
06/15/2027	3.250%	6,615,000	6,535,276
Total			12,179,996
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	6,000,000	6,085,242
Oil Field Services 0.0%
SESI LLC(a)
09/15/2024	7.750%	38,000	39,428

Columbia Balanced Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2023	8.250%	211,000	211,125
Total			250,553
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	133,000	138,680
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	153,000	158,436
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	80,000	83,212
03/15/2024	5.000%	30,000	31,209
03/15/2027	5.375%	222,000	232,851
03/15/2027	5.375%	80,000	84,131
Duke Realty LP
04/15/2023	3.625%	5,166,000	5,300,745
Total			5,732,148
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	421,000	461,315
02/15/2025	6.000%	432,000	458,691
Berry Global, Inc.
10/15/2022	6.000%	77,000	81,234
07/15/2023	5.125%	295,000	309,009
Multi-Color Corp.(a)
11/01/2025	4.875%	179,000	180,403
Novolex (a)
01/15/2025	6.875%	92,000	95,159
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	96,000	102,000
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	355,000	361,073
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	195,000	209,105
Total			2,257,989
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	4,275,000	4,234,375
Allergan Funding SCS
03/15/2035	4.550%	3,275,000	3,386,271
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,925,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	29,000	29,418
Gilead Sciences, Inc.
04/01/2024	3.700%	6,000,000	6,278,082
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	274,000	281,961
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,616,987
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	6,000,000	5,869,548
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	123,000	107,660
03/15/2024	7.000%	307,000	329,253
04/15/2025	6.125%	1,024,000	877,801
11/01/2025	5.500%	105,000	106,335
Total			28,043,639
Property & Casualty 0.4%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	5,360,000	5,393,972
Chubb Corp. (The)(d)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.609%	5,000,000	4,959,495
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	5,351,170
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,740,000	5,191,689
HUB International Ltd.(a)
10/01/2021	7.875%	432,000	449,882
Loews Corp.
04/01/2026	3.750%	7,000,000	7,214,928
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,688,560
Total			32,249,696
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	5,000,000	5,096,130
Union Pacific Corp.
09/15/2037	3.600%	3,915,000	3,966,627
Total			9,062,757
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	989,238

14	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	452,000	453,092
10/15/2025	5.000%	235,000	240,827
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	255,000	260,956
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	211,000	223,996
Total			1,178,871
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	7,000,000	6,569,864
Simon Property Group LP
02/01/2040	6.750%	3,000,000	4,135,377
Total			10,705,241
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	78,000	81,679
CVS Health Corp.
07/20/2025	3.875%	6,270,000	6,410,304
CVS Pass-Through Trust(a)
01/10/2032	7.507%	282,469	346,341
Hanesbrands, Inc.(a)
05/15/2024	4.625%	102,000	103,878
L Brands, Inc.
11/01/2035	6.875%	186,000	187,860
Lithia Motors, Inc.(a)
08/01/2025	5.250%	33,000	34,646
Lowe’s Companies, Inc.
05/03/2027	3.100%	6,500,000	6,456,307
Penske Automotive Group, Inc.
12/01/2024	5.375%	36,000	36,619
05/15/2026	5.500%	64,000	65,080
Target Corp.
04/15/2026	2.500%	6,300,000	6,006,647
Total			19,729,361
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	6,107,521
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	8,400,000	8,517,911
Ascend Learning LLC(a)
08/01/2025	6.875%	75,000	77,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	7,800,000	7,725,206
Camelot Finance SA(a)
10/15/2024	7.875%	175,000	187,652
CDK Global, Inc.(a)
06/01/2027	4.875%	100,000	102,638
Equinix, Inc.
01/15/2026	5.875%	248,000	269,137
05/15/2027	5.375%	391,000	422,660
First Data Corp.(a)
08/15/2023	5.375%	183,000	190,125
12/01/2023	7.000%	548,000	580,824
Gartner, Inc.(a)
04/01/2025	5.125%	605,000	632,401
Informatica LLC(a)
07/15/2023	7.125%	163,000	166,267
Iron Mountain, Inc.(a)
09/15/2027	4.875%	114,000	116,532
Microsoft Corp.
02/06/2024	2.875%	7,000,000	7,081,466
Oracle Corp.
04/15/2038	6.500%	5,000,000	6,983,400
PTC, Inc.
05/15/2024	6.000%	257,000	275,812
QUALCOMM, Inc.
05/20/2047	4.300%	3,000,000	2,864,340
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	202,000	205,091
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	251,000	273,591
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	165,000	185,787
Symantec Corp.(a)
04/15/2025	5.000%	508,000	532,557
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	110,000	110,472
06/01/2025	6.750%	92,000	92,271
VeriSign, Inc.
07/15/2027	4.750%	273,000	281,657
Total			37,875,784
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	257,000	252,477
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,333,989

Columbia Balanced Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	179,000	184,810
Total			4,771,276
Wireless 0.1%
Rogers Communications, Inc.
11/15/2026	2.900%	7,000,000	6,766,200
SBA Communications Corp.
07/15/2022	4.875%	180,000	185,938
09/01/2024	4.875%	682,000	705,791
SFR Group SA(a)
05/01/2026	7.375%	786,000	791,899
Sprint Communications, Inc.(a)
03/01/2020	7.000%	497,000	532,123
Sprint Corp.
02/15/2025	7.625%	810,000	861,194
T-Mobile USA, Inc.
01/15/2026	6.500%	648,000	709,016
Wind Tre SpA(a)
01/20/2026	5.000%	206,000	197,123
Total			10,749,284
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	10,500,000	11,818,012
CenturyLink, Inc.
03/15/2022	5.800%	268,000	257,088
04/01/2024	7.500%	309,000	300,827
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	6,000,000	5,808,048
Frontier Communications Corp.
01/15/2023	7.125%	59,000	41,222
01/15/2025	6.875%	262,000	180,367
09/15/2025	11.000%	241,000	185,444
Level 3 Financing, Inc.
08/15/2022	5.375%	127,000	128,625
03/15/2026	5.250%	152,000	149,197
Orange SA
07/08/2019	5.375%	5,001,000	5,247,984
Telecom Italia Capital SA
09/30/2034	6.000%	98,000	109,190
Telecom Italia SpA(a)
05/30/2024	5.303%	163,000	174,064
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,687,911
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	10,344,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	381,000	391,848
Total			38,824,177
Total Corporate Bonds & Notes (Cost $840,538,208)			855,890,852

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	396,625	26,109,824
Total Exchange-Traded Funds (Cost $25,733,034)		26,109,824

Foreign Government Obligations(g) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	187,000	189,974
Province of Ontario
05/21/2020	1.875%	11,360,000	11,280,162
Province of Quebec
07/29/2020	3.500%	10,275,000	10,627,884
Total			22,098,020
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2027	6.500%	8,000,000	8,831,200
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%	88,000	88,139
Total Foreign Government Obligations (Cost $30,408,112)			31,017,359

Inflation-Indexed Bonds 0.6%

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	47,428,650	47,214,627
Total Inflation-Indexed Bonds (Cost $47,503,635)			47,214,627

16	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
12/01/2017- 01/01/2039	5.500%	424,262	465,907
08/01/2018- 05/01/2041	5.000%	1,164,173	1,263,939
10/01/2026- 06/01/2046	3.500%	139,535,702	143,445,082
10/01/2031- 10/01/2039	6.000%	803,226	905,208
01/01/2032- 06/01/2045	3.000%	49,525,985	49,809,573
06/01/2032- 07/01/2032	7.000%	354,039	399,531
03/01/2038	6.500%	8,254	9,462
05/01/2039- 06/01/2041	4.500%	4,662,068	4,973,721
12/01/2042- 12/01/2045	4.000%	57,790,890	60,393,200
CMO Series 1614 Class MZ
11/15/2023	6.500%	10,567	11,275
Federal Home Loan Mortgage Corp.(d)
12-month USD LIBOR + 0.000% 08/01/2036	3.492%	23,707	24,884
12-month USD LIBOR + 0.000% 12/01/2036	3.444%	2,431	2,535
Federal Home Loan Mortgage Corp.(h)
09/01/2043	3.500%	3,574,826	3,682,972
Federal National Mortgage Association
08/01/2018- 02/01/2038	5.500%	202,515	223,722
12/01/2020	5.000%	36,670	37,823
12/01/2025- 07/01/2046	3.500%	141,275,702	145,363,228
07/01/2027- 10/01/2046	3.000%	64,807,551	65,895,674
01/01/2029- 05/01/2047	4.000%	70,424,714	73,618,206
06/01/2031	7.000%	189,914	218,560
07/01/2032- 03/01/2037	6.500%	368,645	410,391
05/01/2040- 06/01/2044	4.500%	5,768,107	6,160,443
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,363,650	1,459,019
Government National Mortgage Association(e)
12/20/2047	4.000%	32,850,000	34,307,719
Total Residential Mortgage-Backed Securities - Agency (Cost $597,975,448)			593,082,074

Residential Mortgage-Backed Securities - Non-Agency 1.2%

Angel Oak Mortgage Trust LLC(a),(b)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	2,765,654	2,751,853
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,793,170	3,900,816
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	847,612	861,320
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	2,312,228	2,343,078
CMO Series 2016-3 Class A1
12/26/2046	2.800%	4,933,094	4,941,505
CMO Series 2017-1 Class A1
05/27/2047	2.614%	5,056,083	4,971,733
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	5,190,048	5,190,986
CMO Series 2017-2A Class A1
06/25/2047	2.453%	7,923,409	7,852,291
Equifirst Mortgage Loan Trust(b)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	55,290	55,700
MFA Trust(a),(b)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	6,806,245	6,801,209
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	2,406,039	2,412,816
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,751,549	3,739,017
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	3,022,630	3,089,345
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	4,732,452	4,881,973
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	3,424,773	3,488,119
CMO Series 2015-4 Class A1
04/25/2055	3.500%	2,341,952	2,381,925
CMO Series 2015-6 Class A1
04/25/2055	3.500%	3,929,876	4,001,402
CMO Series 2016-1 Class A1
02/25/2055	3.500%	4,284,118	4,361,622
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,679,545	5,727,768
CMO Series 2016-3 Class A1
04/25/2056	2.250%	3,134,665	3,110,181

Columbia Balanced Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-4 Class A1
07/25/2056	2.250%	2,003,498	1,986,214
CMO Series 2017-1 Class A1
10/25/2056	2.750%	4,045,178	4,054,109
CMO Series 2017-4 Class A1
06/25/2057	2.750%	6,920,139	6,930,030
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	3,278,196	3,294,796
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $93,447,371)			93,129,808

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.244%	303,778	275,678
Technology 0.0%
Ascend Learning LLC(d),(i)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.600%	27,000	27,135
DigiCert, Inc.(d),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	0.000%	149,000	150,816
Genesys Telecommunications Laboratories, Inc.(d),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	79,601	80,015
Hyland Software, Inc.(d),(i)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.600%	45,055	45,449
Information Resources, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.617%	171,000	171,641
Kronos, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.627%	100,000	102,979
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(d),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	113,604	113,455
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.729%	42,708	42,687
Total			734,177
Total Senior Loans (Cost $1,024,142)			1,009,855

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(d)
1-month USD LIBOR + 0.050% 02/21/2020	1.337%	12,100,000	12,124,950
1-month USD LIBOR + 0.000% 09/25/2020	1.329%	82,100,000	82,164,613
Total U.S. Government & Agency Obligations (Cost $94,203,696)			94,289,563

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	76,875,000	91,486,189
02/15/2045	2.500%	77,725,000	72,818,208
Total U.S. Treasury Obligations (Cost $161,015,762)			164,304,397

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(k),(l)	476,179,222	476,179,222
Total Money Market Funds (Cost $476,167,532)		476,179,222
Total Investments (Cost: $6,262,592,410)		7,479,540,180
Other Assets & Liabilities, Net		(12,527,535)
Net Assets		7,467,012,645

At November 30, 2017, securities and/or cash totaling $754,020 were pledged as collateral.
18	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	500	03/2018	USD	62,281,070	—	(198,621)
U.S. Treasury 5-Year Note	200	03/2018	USD	23,302,776	—	(48,232)
Total					—	(246,853)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $457,977,918, which represents 6.13% of net assets.
(b)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(c)	Non-income producing investment.
(d)	Variable rate security.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $8,750, which represents less than 0.01% of net assets.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	524,679,452	424,245,947	(472,746,177)	476,179,222	62	(62)	1,488,146	476,179,222
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Balanced Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	243,327,702	—	—	243,327,702
Commercial Mortgage-Backed Securities - Agency	—	110,723,377	—	—	110,723,377
Commercial Mortgage-Backed Securities - Non-Agency	—	160,648,565	—	—	160,648,565
Common Stocks
Consumer Discretionary	595,907,473	—	—	—	595,907,473
Consumer Staples	343,720,205	—	—	—	343,720,205
Energy	330,759,271	—	—	—	330,759,271
Financials	784,357,991	—	—	—	784,357,991
Health Care	677,671,687	—	—	—	677,671,687
Industrials	311,818,166	—	—	—	311,818,166
Information Technology	1,151,036,247	—	—	—	1,151,036,247
Materials	133,941,804	—	—	—	133,941,804
20	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	60,469,023	—	—	—	60,469,023
Telecommunication Services	134,062,400	—	—	—	134,062,400
Utilities	58,868,688	—	—	—	58,868,688
Total Common Stocks	4,582,612,955	—	—	—	4,582,612,955
Corporate Bonds & Notes	—	855,890,852	—	—	855,890,852
Exchange-Traded Funds	26,109,824	—	—	—	26,109,824
Foreign Government Obligations	—	31,017,359	—	—	31,017,359
Inflation-Indexed Bonds	—	47,214,627	—	—	47,214,627
Residential Mortgage-Backed Securities - Agency	—	593,082,074	—	—	593,082,074
Residential Mortgage-Backed Securities - Non-Agency	—	93,129,808	—	—	93,129,808
Senior Loans	—	1,009,855	—	—	1,009,855
U.S. Government & Agency Obligations	—	94,289,563	—	—	94,289,563
U.S. Treasury Obligations	164,304,397	—	—	—	164,304,397
Money Market Funds	—	—	—	476,179,222	476,179,222
Total Investments	4,773,027,176	2,230,333,782	—	476,179,222	7,479,540,180
Derivatives
Liability
Futures Contracts	(246,853)	—	—	—	(246,853)
Total	4,772,780,323	2,230,333,782	—	476,179,222	7,479,293,327
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Balanced Fund | Quarterly Report 2017	21

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	323,531	322,835
Series 2012-20G Class 1
07/01/2032	2.380%	960,816	950,552
Series 2012-20I Class 1
09/01/2032	2.200%	914,422	896,768
Series 2012-20J Class 1
10/01/2032	2.180%	7,814,450	7,641,602
Series 2012-20L Class 1
12/01/2032	1.930%	443,837	430,659
Series 2013-20C Class 1
03/01/2033	2.220%	317,099	310,659
Series 2013-20E Class 1
05/01/2033	2.070%	1,199,948	1,168,817
Series 2014-20D Class 1
04/01/2034	3.110%	1,236,485	1,262,457
Series 2014-20F Class 1
06/01/2034	2.990%	1,654,503	1,667,189
Series 2014-20I Class 1
09/01/2034	2.920%	279,872	283,054
Series 2015-20C Class 1
03/01/2035	2.720%	673,272	676,884
Series 2016-20F Class 1
06/01/2036	2.180%	3,788,741	3,628,623
Series 2016-20K Class 1
11/01/2036	2.570%	3,588,806	3,548,297
Series 2016-20L Class 1
12/01/2036	2.810%	6,982,274	6,985,873
Series 2017-20D Class 1
04/01/2037	2.840%	11,388,552	11,381,630
Series 2017-20E Class 1
05/01/2037	2.880%	737,622	740,475
Series 2017-20F Class 1
06/01/2037	2.810%	5,880,000	5,867,745
Series 2017-20G Class 1
07/01/2037	2.980%	5,033,000	5,046,796
Series 2017-20H Class 1
08/01/2037	2.750%	4,363,000	4,339,373
Series 2017-20I Class 1
09/01/2037	2.590%	8,075,000	7,978,940
Series 2017-20K Class 1
11/01/2037	2.790%	8,569,000	8,581,629
Total Asset-Backed Securities — Agency (Cost $73,938,358)			73,710,857

Asset-Backed Securities — Non-Agency 13.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2017-2 Class A2
11/15/2019	1.490%	4,582,205	4,579,631
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	4,420,000	4,419,177
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	8,000,000	8,000,325
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	1.944%	190,617	190,685
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	730,126
Series 2017-3 Class B
06/19/2023	2.240%	585,000	580,119
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,401,532
Subordinated, Series 2016-4 Class B
12/08/2021	1.830%	6,360,000	6,289,365
Subordinated, Series 2017-2 Class B
05/18/2022	2.400%	2,280,000	2,279,782
Anchorage Capital CLO(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	2.500%	5,250,000	5,264,448
Anchorage Capital CLO 8 Ltd.(a),(b)
Series 2016-8A Class A1
3-month USD LIBOR + 1.650% 07/28/2028	3.028%	14,000,000	14,046,326
Anchorage Capital CLO Ltd.(a),(b)
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	2.629%	11,500,000	11,567,781
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
3-month USD LIBOR + 1.530% 07/18/2028	2.688%	14,000,000	14,062,986
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	1,200,000	1,197,626
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	2.508%	2,250,000	2,251,053
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	1,245,000	1,243,422

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	2.607%	5,250,000	5,271,819
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	2.619%	13,750,000	13,796,172
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	2.300%	15,000,000	15,000,165
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2013-1A Class A
09/20/2019	1.920%	3,170,000	3,163,773
Series 2014-1A Class A
07/20/2020	2.460%	3,140,000	3,152,173
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,592,658
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,122,213
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,817,950
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,538,114
Babson CLO Ltd.(a),(b)
Series 2015-IA Class A
3-month USD LIBOR + 1.430% 04/20/2027	2.793%	5,000,000	5,003,745
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.590% 10/15/2028	2.949%	16,500,000	16,614,460
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
3-month USD LIBOR + 1.550% 01/24/2029	2.915%	4,750,000	4,765,034
Benefit Street Partners CLO V Ltd.(a),(b)
Series 2014-VA Class AR
3-month USD LIBOR + 1.200% 10/20/2026	2.563%	11,000,000	11,053,493
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.539%	2,000,000	2,007,326
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.750%	800,000	802,704
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	5,062,548	5,061,412
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	2.793%	9,500,000	9,633,532
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	2,675,000	2,668,606
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/2020	1.560%	1,926,008	1,923,308
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,202,280
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/2019	1.730%	312,123	312,218
Capital Auto Receivables Asset Trust(b)
Series 2017-1 Class A3
08/20/2021	2.020%	1,060,000	1,057,235
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	5,665,000	5,747,500
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	11,279,771
Capital One Multi-Asset Execution Trust(a)
Series 2016-A1
1-month USD LIBOR + 0.450% 02/15/2022	1.676%	6,295,000	6,323,282
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
3-month USD LIBOR + 1.450% 01/20/2029	2.813%	6,250,000	6,301,737
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/2021	1.390%	4,365,000	4,331,748
Series 2016-4 Class A2
11/15/2019	1.210%	1,404,465	1,402,031
Series 2017-2 Class A2
06/15/2020	1.630%	9,218,941	9,211,890
Series 2017-4 Class A3
10/17/2022	2.110%	1,390,000	1,385,186
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	2.623%	13,750,000	13,749,876

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	1.721%	1,373,774	1,372,973
Chase Issuance Trust
Series 2016-A4 Class A4
07/15/2022	1.490%	6,245,000	6,144,662
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.250%	2,170,829	2,181,586
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.590%	4,040,000	4,043,644
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	0.000%	5,475,000	5,475,000
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	391,111	390,763
CIG Auto Receivables Trust(b)
Series 2017-1A
05/15/2023	2.710%	1,025,000	1,023,422
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% 06/25/2042	1.628%	825,482	737,496
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% 10/25/2037	2.678%	10,274,658	10,325,545
CNH Equipment Trust
Series 2017-A Class A2
07/15/2020	1.640%	10,930,000	10,923,380
Conn Funding II LP(b)
Series 2017-A Class A
07/15/2019	2.730%	3,402,768	3,403,511
CPS Auto Receivables Trust(b)
Subordinated Series 2017-C Class B
07/15/2021	2.300%	1,310,000	1,304,226
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	1,970,000	1,977,650
Credit Acceptance Auto Loan Trust(b)
Series 2016-3A Class A
04/15/2024	2.150%	2,130,000	2,123,168
Series 2017-1A Class A
10/15/2025	2.560%	685,000	683,284
Series 2017-3A Class A
06/15/2026	2.650%	1,785,000	1,784,677
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,318,238
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	251,902	251,847
Series 2017-1 Class A2
06/24/2019	1.860%	1,420,000	1,418,776
Dell Equipment Finance Trust(a),(b)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	1.708%	1,900,000	1,899,999
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	8,265,000	8,288,536
DRB Prime Student Loan Trust(b)
Series 2016-B Class A2
06/25/2040	2.890%	1,570,757	1,555,491
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,515,000	1,517,732
Drive Auto Receivables Trust(b)
Series 2017-AA Class C
01/18/2022	2.980%	1,240,000	1,248,760
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	6,755,000	6,817,803
Subordinated, Series 2016-CA Class B
11/16/2020	2.370%	2,410,000	2,414,598
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	2.789%	5,000,000	5,040,380
DT Auto Owner Trust(b)
Series 2017-3A Class B
05/17/2021	2.400%	2,600,000	2,589,621
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	1,196,429	1,197,430
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	9,455,000	9,440,658
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	300,000	299,077
Earnest Student Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.850% 10/27/2036	3.066%	795,163	807,492
Series 2016-D Class A1
1-month USD LIBOR + 1.400% 01/25/2041	2.616%	682,037	692,945

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.016%	4,650,000	4,578,194
Educational Funding of the South, Inc.(a)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% 04/25/2035	1.806%	2,927,187	2,932,935
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	2.566%	2,700,000	2,776,205
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	2.580%	13,000,000	13,019,019
Elevation CLO Ltd.(a),(b),(c),(d),(e)
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	2.500%	4,750,000	4,750,000
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	190,359	190,286
Series 2015-2 Class A2
02/22/2021	1.590%	821,453	821,250
Series 2016-2 Class A2
02/22/2022	1.740%	1,203,726	1,201,682
Exeter Automobile Receivables Trust(b)
Series 2017-3A Class A
12/15/2021	2.050%	2,543,561	2,541,953
Subordinated, Series 2017-2A Class B
05/16/2022	2.820%	1,760,000	1,751,098
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	2,465,000	2,461,100
First Investors Auto Owner Trust(b)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,159,372
Flagship Credit Auto Trust(b)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	824,223
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,852,384
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	2,195,000	2,198,393
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,157,576
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,573,023
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,671,725
Series 2016-1 Class A
08/15/2027	2.310%	6,960,000	6,958,983
Series 2016-2 Class A
12/15/2027	2.030%	16,140,000	15,905,717
Series 2017-1 Class A
08/15/2028	2.620%	12,900,000	12,959,094
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,003,451
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	2,115,000	2,105,348
Ford Credit Floorplan Master Owner Trust(b)
Series 2013-2 Class A
03/15/2022	2.090%	3,775,000	3,765,191
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	9,600,000	9,565,740
Global SC Finance II SRL(b)
Series 2014-1A Class A2
07/17/2029	3.090%	2,556,667	2,473,399
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	1,146,819	1,146,619
Series 2016-2 Class A3
09/20/2019	1.620%	5,450,000	5,443,818
Series 2016-3 Class A2A
02/20/2019	1.350%	883,060	882,313
Series 2017-3 Class A2A
01/21/2020	1.720%	2,910,000	2,900,538
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
1-month USD LIBOR + 0.500% 05/15/2020	1.750%	680,000	681,076
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.100%	1,755,000	1,770,223
Goal Capital Funding Trust(a)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% 08/25/2042	1.912%	1,071,652	993,984
Goldentree Loan Opportunities VIII Ltd.(a),(b)
Series 2014-8A Class AR
3-month USD LIBOR + 1.210% 04/19/2026	2.567%	6,000,000	5,999,994

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Green Tree Agency Advance Funding Trust I(b),(d)
Series 2016-T1 Class AT1
10/15/2048	2.380%	2,200,000	2,187,922
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	445,349	444,868
Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/2073	4.080%	2,305,816	2,403,352
Series 2014-2A Class A
01/17/2073	3.610%	2,851,307	2,796,437
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	1.816%	1,992,924	1,993,965
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.335%	3,839,130	3,847,534
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.896%	2,905,000	2,910,740
Hertz Vehicle Financing II LP(b)
Series 2015-1A Class A
03/25/2021	2.730%	5,500,000	5,511,838
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,370,599
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,613,666
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,249,438
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,057,759
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	2.512%	3,818,318	3,803,669
Honda Auto Receivables Owner Trust
Series 2015-3 Class A3
04/18/2019	1.270%	1,912,855	1,910,727
Hyundai Auto Lease Securitization Trust(b)
Series 2016-C Class A2
03/15/2019	1.300%	2,603,239	2,599,322
Series 2017-A
08/17/2020	1.880%	2,235,000	2,233,267
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.150%	725,000	728,706
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	2.597%	1,000,000	1,006,188
Jackson Mill CLO Ltd.(a),(b)
Series 2015-1A Class A
3-month USD LIBOR + 1.540% 04/15/2027	2.899%	9,750,000	9,772,015
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	2.863%	18,400,000	18,506,094
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	2.624%	9,000,000	9,055,152
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	614,930	614,153
KVK CLO Ltd.(a),(b)
Series 2014-1A Class A1R
3-month USD LIBOR + 1.300% 05/15/2026	2.716%	6,000,000	6,008,190
Lendmark Funding Trust(b)
Series 2016-2A Class A
04/21/2025	3.260%	1,100,000	1,104,818
Series 2017-1A Class A
01/22/2024	2.830%	2,060,000	2,058,579
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	2.474%	5,000,000	5,009,550
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	570,501	570,133
Series 2017-A Class A2A
08/15/2019	1.530%	8,295,000	8,289,082
Merlin Aviation Holdings DAC(b)
Series 2016-1 Class A
12/15/2032	4.500%	3,099,840	3,111,421
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	1,212,733	1,360,298
Mid-State Trust VII
Series 7 Class A (AMBAC)
10/15/2036	6.340%	1,519,224	1,606,650
MMAF Equipment Finance LLC(b)
Series 2017-AA Class A2
05/18/2020	1.730%	1,083,633	1,081,566

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mountain View CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.240% 10/15/2026	2.599%	6,750,000	6,764,074
Navient Student Loan Trust(a)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2043	1.968%	6,751,927	6,698,977
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	1.948%	6,838,693	6,790,176
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	1.948%	3,081,993	3,039,081
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	1.898%	5,400,000	5,385,695
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.378%	7,981,000	8,098,979
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	1.816%	2,050,527	2,049,934
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	2.166%	4,210,000	4,121,350
Series 2015-1A Class A
1-month USD LIBOR + 0.590% 04/25/2046	1.721%	6,859,900	6,853,769
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(b)
Series 2017-T1 Class AT1
02/15/2051	3.214%	3,160,000	3,137,162
New York City Tax Lien Trust(b)
Series 2016-A Class A
11/10/2029	1.470%	289,446	286,971
NextGear Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,393,596
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,837,203
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,969,355
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	592,267
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	1.917%	2,055,000	2,059,696
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	990,722	989,913
Nissan Auto Receivables Owner Trust(a)
Series 2015-A Class A1
1-month USD LIBOR + 0.400% 01/15/2020	1.650%	6,655,000	6,657,864
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/2021	1.320%	2,105,000	2,090,865
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.560%	8,300,000	8,310,974
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	2.561%	4,500,000	4,518,414
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	2.683%	2,000,000	2,026,182
Ocwen Master Advance Receivables Trust(b)
Series 2016-T1 Class AT1
08/17/2048	2.521%	4,300,000	4,292,851
Series 2017-T1 Class AT1
09/15/2048	2.499%	2,460,000	2,463,930
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	514,611	514,703
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,586,816
Subordinated, Series 2016-1A Class C
09/15/2021	4.580%	3,550,000	3,576,285
OneMain Financial Issuance Trust(b)
Series 2015-1A Class A
03/18/2026	3.190%	5,035,000	5,068,753
Series 2015-2A Class A
07/18/2025	2.570%	5,426,491	5,426,203
Series 2016-3A Class A
06/18/2031	3.830%	5,000,000	5,161,393
Subordinated Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	984,021
Subordinated Series 2017-1A Class C
09/14/2032	3.350%	800,000	789,518
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	2.563%	14,000,000	14,093,366

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(b)
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	2.577%	10,500,000	10,562,422
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	2.633%	6,000,000	6,002,214
Prestige Auto Receivables Trust(b)
Series 2016-2A Class A3
01/15/2021	1.760%	6,300,000	6,254,952
Regatta VII Funding Ltd.(a),(b)
Series 2016-1A Class A1
3-month USD LIBOR + 1.520% 12/20/2028	2.845%	10,000,000	10,034,720
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/2021	1.890%	4,095,000	4,090,589
Subordinated Series 2017-3 Class C
12/15/2022	2.760%	1,200,000	1,201,921
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,775,000	2,791,847
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% 10/28/2043	2.278%	762,104	761,736
Shackleton CLO Ltd.(a),(b)
Series 2014-5A Class B1
3-month USD LIBOR + 1.140% 05/07/2026	2.532%	14,000,000	14,014,518
Sierra Receivables Funding Co., LLC(b)
Series 2017-1A Class A
03/20/2034	2.910%	1,294,239	1,297,028
Sierra Timeshare Receivables Funding LLC(b)
Series 2016-2A Class A
07/20/2033	2.330%	929,000	923,909
S-Jets Ltd.(b)
Series 2017-1 Class A
08/15/2042	3.970%	2,296,083	2,308,440
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	1.917%	5,120,000	5,082,164
SLM Student Loan Trust(a)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	2.567%	1,165,000	1,112,584
Series 2008-3 Class B
3-month USD LIBOR + 1.200% 04/26/2083	2.356%	1,165,000	1,112,645
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class B
3-month USD LIBOR + 1.850% 04/25/2029	3.006%	1,165,000	1,159,894
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	3.217%	1,165,000	1,160,213
Series 2008-6 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.006%	1,165,000	1,164,622
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.217%	1,165,000	1,152,213
Series 2008-8 Class B
3-month USD LIBOR + 2.250% 10/25/2029	3.406%	1,165,000	1,229,224
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	3.617%	1,165,000	1,192,446
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% 10/25/2034	2.174%	3,285,000	3,363,241
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% 05/26/2026	1.674%	4,000,000	3,971,649
Series 2013-2 Class A
1-month USD LIBOR + 0.450% 06/25/2043	1.474%	5,395,385	5,404,677
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	2,840,001	2,844,402
Series 2016-B Class A2B
10/25/2032	2.740%	2,490,000	2,467,534
Series 2016-C Class A2B
12/27/2032	2.360%	1,405,000	1,390,204
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	795,745
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,493,361
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	203,971
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.166%	601,241	607,408
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
3-month USD LIBOR + 1.660% 10/20/2028	3.023%	15,000,000	15,074,700

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	2.567%	6,250,000	6,292,937
Springleaf Funding Trust(b)
Series 2015-AA Class A
11/15/2024	3.160%	3,300,000	3,313,787
Series 2016-AA Class A
11/15/2029	2.900%	10,200,000	10,245,548
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,471,173
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	594,900
SPS Servicer Advance Receivables Trust(b)
Series 2016-T2 Class AT2
11/15/2049	2.750%	4,300,000	4,269,816
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.109%	1,423,327	1,424,763
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,404,099
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	126,384	126,161
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	5,972,105	5,955,830
THL Credit Wind River CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 04/18/2026	2.338%	3,750,000	3,753,990
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/2019	1.340%	205,575	205,400
Series 2016-B Class A3
04/15/2020	1.300%	1,395,000	1,390,533
Toyota Auto Receivables Owner Trust(a)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	1.310%	4,800,000	4,800,173
Trinitas CLO VI Ltd.(a),(b)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	2.687%	6,000,000	5,991,570
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
3-month USD LIBOR + 1.700% 10/25/2028	2.856%	16,175,000	16,250,748
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	845,000	839,939
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	2.569%	7,500,000	7,508,205
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	2.754%	7,000,000	7,047,159
Series 2013-3A Class A1R
3-month USD LIBOR + 1.050% 01/18/2026	2.208%	4,500,000	4,500,873
VSE VOI Mortgage LLC(b)
Series 2016-A Class A
07/20/2033	2.540%	2,477,376	2,457,546
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	1.326%	9,000,000	8,665,093
Wellfleet CLO Ltd.(a),(b)
Series 2016-2A Class A1
3-month USD LIBOR + 1.650% 10/20/2028	3.013%	4,250,000	4,276,494
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2015-1 Class A
1-month USD LIBOR + 0.500% 01/20/2020	1.783%	5,840,000	5,842,966
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	2.893%	15,000,000	15,104,265
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	195,884	195,723
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	2,150,000	2,150,728
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	5,040,754
World Omni Auto Receivables Trust
Series 2016-B Class A3
02/15/2022	1.300%	5,375,000	5,323,736
Series 2017-A Class A2A
08/17/2020	1.500%	7,498,080	7,487,887
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	1,286,316	1,286,305

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zais CLO Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	2.300%	4,000,000	4,019,568
Total Asset-Backed Securities — Non-Agency (Cost $1,021,281,442)			1,024,021,967

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal Home Loan Mortgage Corp.
01/01/2027	3.275%	3,016,376	3,097,921
Series 20K050 Class A1
01/25/2025	2.802%	2,579,030	2,598,505
Series K026 Class A2
11/25/2022	2.510%	2,915,000	2,925,574
Series K027 Class A2
01/25/2023	2.637%	2,357,900	2,378,812
Series K722 Class A2
03/25/2023	2.406%	1,700,000	1,693,444
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K028 Class X1
02/25/2023	0.438%	125,262,438	1,671,677
CMO Series K055 Class X1
03/25/2026	1.502%	2,161,341	199,973
CMO Series K057 Class X1
07/25/2026	1.327%	37,757,042	3,141,473
CMO Series K059 Class X1
09/25/2026	0.437%	7,423,697	176,632
CMO Series K060 Class X1
10/25/2026	0.201%	26,920,643	215,737
CMO Series K152 Class X1
01/25/2031	1.097%	4,409,633	393,613
CMO Series K718 Class X1
01/25/2022	0.765%	23,467,009	518,942
Series K069 Class X1
09/25/2027	0.369%	39,500,000	1,269,530
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	4,290,000	4,374,955
Series 20K050 Class A2
08/25/2025	3.334%	2,440,000	2,530,787
Series K054 Class A2
01/25/2026	2.745%	10,000,000	9,962,853
Series K055 Class A2
03/25/2026	2.673%	21,485,000	21,198,581
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,996,420
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KP03 Class A2
07/25/2019	1.780%	551,919	549,451
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)
CMO Series KGRP Class A
1-month USD LIBOR + 0.380% 04/25/2020	1.612%	9,110,462	9,120,077
Series 2017 KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	1.592%	4,019,928	4,027,758
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series K728 Class X1
08/25/2024	3.002%	290,000,000	7,024,119
Federal National Mortgage Association
07/01/2020	3.950%	3,955,000	4,108,215
09/01/2020	3.589%	4,367,653	4,510,763
12/01/2020	3.545%	4,522,991	4,666,430
12/01/2020	3.766%	5,654,305	5,865,809
04/01/2021	4.250%	3,730,000	3,957,204
04/01/2021	4.385%	3,308,848	3,498,377
05/01/2021	4.540%	1,764,343	1,874,334
06/01/2021	4.381%	5,268,906	5,606,564
08/01/2022	2.700%	7,703,193	7,796,258
06/01/2023	4.650%	2,927,191	3,190,842
03/01/2024	3.550%	3,130,616	3,292,482
03/01/2026	2.860%	4,325,000	4,330,264
04/01/2027	3.320%	3,771,000	3,895,431
02/01/2028	3.280%	3,030,000	3,122,607
05/01/2028	2.780%	2,115,000	2,094,898
05/01/2028	3.010%	3,153,195	3,171,904
11/01/2028	2.810%	1,736,000	1,713,044
04/01/2029	3.130%	4,328,992	4,403,219
04/01/2029	3.130%	4,140,775	4,211,774
06/01/2029	3.210%	10,500,000	10,736,650
08/01/2029	3.580%	2,124,844	2,224,044
03/01/2031	3.200%	2,150,000	2,175,007
11/01/2031	2.770%	5,534,002	5,439,413
10/01/2032	3.180%	6,183,883	6,218,699
Federal National Mortgage Association(f)
Series 2013-M6 Class 1AC
02/25/2043	3.936%	5,225,000	5,349,857
Government National Mortgage Association(f),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.078%	11,947,732	208,478
CMO Series 2013-162 Class IO
09/16/2046	0.923%	94,324,981	3,793,930
CMO Series 2014-134 Class IA
01/16/2055	0.636%	26,621,453	811,462
CMO Series 2015-101 Class IO
03/16/2052	0.878%	18,494,871	1,102,714
CMO Series 2015-114
03/15/2057	0.968%	4,646,013	276,983

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-120 Class IO
03/16/2057	0.906%	21,241,387	1,259,325
CMO Series 2015-125 Class IB
01/16/2055	1.327%	65,889,842	4,175,604
CMO Series 2015-125 Class IO
07/16/2055	0.802%	53,275,843	2,836,576
CMO Series 2015-146 Class IC
07/16/2055	0.863%	40,990,586	2,064,192
CMO Series 2015-171 Class IO
11/16/2055	0.893%	14,386,924	937,035
CMO Series 2015-174 Class IO
11/16/2055	0.948%	54,469,363	3,245,067
CMO Series 2015-21 Class IO
07/16/2056	1.033%	14,704,726	873,292
CMO Series 2015-29 Class EI
09/16/2049	0.760%	42,441,481	2,458,868
CMO Series 2015-41 Class IO
09/16/2056	0.716%	6,490,845	363,159
CMO Series 2015-6 Class IO
02/16/2051	0.751%	15,740,561	753,019
CMO Series 2015-70 Class IO
12/16/2049	1.068%	22,770,631	1,422,739
CMO Series 2016-39 Class IO
01/16/2056	0.854%	8,239,647	519,731
Series 2014-101 Class IO
04/16/2056	0.826%	52,349,866	2,867,527
Series 2016-152 Class IO
08/15/2058	0.984%	24,431,331	1,904,759
Government National Mortgage Association(a)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	1.426%	742,007	737,956
Total Commercial Mortgage-Backed Securities - Agency (Cost $230,829,956)			225,133,339

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

1211 Avenue of the Americas Trust(b)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,244,504
225 Liberty Street Trust(b)
Series 2016-225L Class A
02/10/2036	3.597%	2,115,000	2,177,569
245 Park Avenue Trust(b)
Series 2017-245P Class A
06/05/2037	3.508%	3,085,000	3,168,618
American Homes 4 Rent Trust(b)
Series 2014-SFR3 Class A
12/17/2036	3.678%	757,956	785,500
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,146,548	2,231,404
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b)
Series 2012-PARK Class A
12/10/2030	2.959%	1,685,000	1,705,087
BBCMS Mortgage Trust(b)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,073,014
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,236,384
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	866,598
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	736,451
BBCMS Mortgage Trust(b),(f)
Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,645,311
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/2050	3.189%	4,645,000	4,719,514
BB-UBS Trust(b)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,165,970
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	16,224,503
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,061,100
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	20,124,400
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,912,867
CGGS Commercial Mortgage Trust(b)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	2,516,629	2,517,730
Citigroup Commercial Mortgage Trust
Series 2015-GC27 Class A5
02/10/2048	3.137%	2,945,000	2,968,654
Series 2016-C1 Class A4
05/10/2049	3.209%	8,900,000	8,988,078
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	8,110,213
CityLine Commercial Mortgage Trust(b),(f)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,506,967
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,293,357

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(b)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,768,050
Commercial Mortgage Trust
Series 2012-CR2 Class A4
08/15/2045	3.147%	7,350,000	7,517,557
Series 2013-CR13 Class A3
11/10/2023	3.928%	5,955,000	6,299,203
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,645,000	2,713,967
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,228,716
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,199,925
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,685,966
Series 2014-UBS6 Class A5
12/10/2047	3.644%	7,300,000	7,576,032
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,656,095
Series 2015-DC1 Class A5
02/10/2048	3.350%	13,495,000	13,715,843
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	841,448
Series 2015-PC1 Class A5
07/10/2050	3.902%	5,515,000	5,797,239
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,295,187
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,046,349
Commercial Mortgage Trust(f)
Series 2013-CR9 Class A4
07/10/2045	4.372%	4,855,255	5,209,257
Commercial Mortgage Trust(b),(f)
Series 2016-667M Class C
10/10/2036	3.284%	6,770,000	6,520,368
Commercial Mortgage Trust(b)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,166,328
CoreVest American Finance Trust(b)
Series 2017-1 Class A
10/15/2049	2.968%	2,352,533	2,335,030
Credit Suisse Mortgage Capital Trust(b)
Series 2014-USA Class A2
09/15/2037	3.953%	15,780,000	16,402,663
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	12,870,000	13,614,304
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,862,951
DBWF Mortgage Trust(b),(f)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,986,120
Series 2016-85T Class E
12/10/2036	3.935%	2,000,000	1,816,900
General Electric Capital Assurance Co.(b)
Series 2003-1 Class A5
05/12/2035	5.743%	624,535	637,089
GS Mortgage Securities Corp. II
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	20,132,662
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	14,093,365
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	15,163,017
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,422,506
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,886,816
Hilton USA Trust(b)
Series 2016-HHV Class A
11/05/2038	3.719%	2,800,000	2,891,412
Series 2016-SFP Class A
11/05/2035	2.828%	3,500,000	3,469,724
Houston Galleria Mall Trust(b)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	1,700,000	1,679,659
Hudsons Bay Simon JV Trust(b)
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,563,823
IMT Trust(b)
Series 2017-APTS Class AFX
06/15/2034	3.478%	3,540,000	3,609,625
Irvine Core Office Trust(b)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,504,328	1,483,580
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,661,890
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	364,817
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,339,434

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2011-C3 Class A3
02/15/2046	4.388%	3,452,577	3,480,130
Series 2012-HSBC Class A
07/05/2032	3.093%	506,278	514,994
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	4,037,649
Series 2013-C13 Class A4
01/15/2046	3.994%	4,795,000	5,078,926
JPMorgan Chase Commercial Mortgage Securities Trust(b),(f),(g)
Series 2016-WPT Class XCP
10/15/2018	1.198%	141,533,000	1,468,985
Series 2016-WSP Class XCP
02/15/2018	0.985%	150,000,000	321,930
LSTAR Commercial Mortgage Trust(b)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	800,103
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,028,809
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	529,709
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,013,724
Morgan Stanley Capital I Trust(f)
Series 2007-IQ16 Class AM
12/12/2049	6.304%	129,344	129,412
Morgan Stanley Capital I Trust(b)
Series 2014-150E Class A
09/09/2032	3.912%	2,325,000	2,438,881
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,147,080
OBP Depositor LLC Trust(b)
Series 2010-OBP Class A
07/15/2045	4.646%	1,952,000	2,045,423
Progress Residential Trust(b)
Series 2017-SFR1 Class A
08/17/2034	2.768%	3,973,178	3,940,257
RBS Commercial Funding, Inc., Trust(b),(f)
Series 2013-GSP Class A
01/13/2032	3.961%	2,420,000	2,511,675
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,042,198
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,168,582	5,197,424
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C5 Class A4
03/10/2046	3.185%	5,410,000	5,514,454
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,976,000
Wells Fargo Commercial Mortgage Trust(b)
Series 2010-C1 Class A2
11/15/2043	4.393%	1,930,000	2,025,416
Wells Fargo Commercial Mortgage Trust(b),(f)
Series 2013-120B Class A
03/18/2028	2.800%	1,600,000	1,604,471
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/2046	4.218%	5,090,000	5,438,919
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,956,398
WF-RBS Commercial Mortgage Trust(b)
Series 2011-C4 Class A3
06/15/2044	4.394%	3,920,330	3,989,637
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	1,440,000	1,451,741
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,367,060
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $424,647,612)			415,170,115

Common Stocks —%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Ocean Rig UDW, Inc.(h)	40,562	981,195
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(d),(h)	1,728	584
Total Energy		981,779
Total Common Stocks (Cost $980,984)		981,779

Corporate Bonds & Notes 33.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Alcoa, Inc.
04/15/2021	5.400%	2,250,000	2,393,649
Bombardier, Inc.(b)
12/01/2021	8.750%	130,000	143,768
12/01/2024	7.500%	2,827,000	2,850,939

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,617,242
Embraer SA
06/15/2022	5.150%	160,000	170,865
L3 Technologies, Inc.
10/15/2019	5.200%	2,750,000	2,893,264
Lockheed Martin Corp.
12/15/2042	4.070%	1,690,000	1,741,462
Northrop Grumman Corp.
01/15/2025	2.930%	4,935,000	4,902,888
01/15/2028	3.250%	6,075,000	6,075,833
10/15/2047	4.030%	715,000	731,989
Textron, Inc.
03/01/2024	4.300%	690,000	731,599
03/01/2025	3.875%	300,000	310,976
TransDigm, Inc.
05/15/2025	6.500%	175,000	178,909
06/15/2026	6.375%	496,000	503,534
Total			25,246,917
Airlines 0.3%
American Airlines Pass-Through Trust
01/15/2023	4.950%	758,659	804,191
Continental Airlines Pass-Through Trust
01/02/2018	6.900%	45,412	45,552
02/02/2019	6.545%	1,252,620	1,287,538
04/19/2022	5.983%	2,778,724	3,035,472
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,992,580	3,312,711
Southwest Airlines Co.
11/16/2027	3.450%	5,125,000	5,070,721
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	726,857	807,533
06/03/2025	4.625%	3,266,821	3,472,222
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	7,160,000	7,137,582
Total			24,973,522
Apartment REIT 0.0%
AvalonBay Communities, Inc.
03/15/2020	6.100%	1,865,000	2,019,879
01/15/2028	3.200%	1,600,000	1,583,702
Total			3,603,581
Automotive 1.0%
American Honda Finance Corp.(b)
10/01/2018	7.625%	2,250,000	2,356,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Honda Finance Corp.
02/14/2020	2.000%	2,600,000	2,591,020
11/16/2022	2.600%	4,175,000	4,173,464
BMW US Capital LLC(b)
09/15/2021	1.850%	4,895,000	4,780,369
Daimler Finance North America LLC(b)
09/03/2019	2.250%	5,895,000	5,891,121
03/02/2020	2.250%	1,500,000	1,494,648
Delphi Technologies PLC(b)
10/01/2025	5.000%	126,000	127,807
Ford Motor Co.
02/01/2029	6.375%	925,000	1,084,404
01/15/2043	4.750%	2,640,000	2,614,669
12/08/2046	5.291%	1,415,000	1,505,341
Ford Motor Credit Co. LLC
05/15/2018	5.000%	1,975,000	2,002,174
06/15/2018	2.240%	3,000,000	3,004,287
08/03/2022	2.979%	4,800,000	4,774,704
09/20/2022	4.250%	1,100,000	1,154,912
General Motors Co.
10/02/2018	3.500%	2,500,000	2,529,445
04/01/2025	4.000%	1,060,000	1,078,053
10/02/2043	6.250%	1,925,000	2,238,144
General Motors Financial Co., Inc.
11/07/2024	3.500%	5,125,000	5,102,122
03/01/2026	5.250%	2,345,000	2,561,722
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	200,000	208,689
Hyundai Capital America(b)
02/06/2019	2.550%	180,000	179,726
03/19/2020	2.600%	680,000	675,507
09/18/2020	2.750%	5,430,000	5,397,767
IHO Verwaltungs GmbH PIK(b)
09/15/2026	4.750%	2,925,000	2,962,314
Lear Corp.
03/15/2024	5.375%	1,242,000	1,318,688
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,135,078
Nemak SAB de CV(b)
02/28/2023	5.500%	200,000	205,793
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,093,950
02/27/2020	1.950%	5,905,000	5,879,225
RCI Banque SA(b)
04/03/2018	3.500%	4,000,000	4,018,860
Schaeffler Finance BV(b)
05/15/2023	4.750%	6,315,000	6,499,758
Total			80,640,712

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 10.1%
Ally Financial, Inc.
09/10/2018	4.750%	575,000	584,176
03/30/2020	4.125%	50,000	51,474
09/30/2024	5.125%	247,000	269,396
03/30/2025	4.625%	150,000	159,212
Subordinated
11/20/2025	5.750%	350,000	384,158
American Express Co.
03/19/2018	7.000%	2,500,000	2,537,947
10/30/2020	2.200%	7,390,000	7,341,263
Australia & New Zealand Banking Group Ltd
11/09/2022	2.625%	7,375,000	7,338,936
Banco de Credito del Peru(b)
09/16/2020	5.375%	150,000	161,896
Banco Internacional Del Peru SAA/Panama(b)
10/07/2020	5.750%	100,000	108,679
Banco Santander SA(b)
11/09/2022	4.125%	150,000	154,880
Bank of America Corp.
01/11/2018	2.000%	6,500,000	6,502,296
04/25/2018	6.875%	13,300,000	13,559,563
05/01/2018	5.650%	2,000,000	2,030,736
07/15/2018	6.500%	3,000,000	3,082,326
06/01/2019	7.625%	1,500,000	1,614,812
10/19/2020	2.625%	2,000,000	2,008,644
01/11/2023	3.300%	2,000,000	2,043,918
01/22/2024	4.125%	3,000,000	3,189,984
04/19/2026	3.500%	2,000,000	2,038,826
Subordinated
01/22/2025	4.000%	795,000	821,129
04/21/2025	3.950%	2,500,000	2,573,012
Bank of America Corp.(i)
07/21/2021	2.369%	3,085,000	3,074,156
10/01/2025	3.093%	4,015,000	3,999,153
04/24/2028	3.705%	8,890,000	9,101,093
12/31/2049	8.125%	3,811,000	3,892,635
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,542,370
12/31/2049	8.000%	11,874,000	11,954,221
Bank of Montreal
04/09/2018	1.450%	750,000	749,421
09/11/2022	2.350%	4,835,000	4,759,521
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	837,553
05/03/2021	2.050%	2,510,000	2,482,039
08/16/2023	2.200%	4,180,000	4,045,458
09/11/2024	3.250%	1,960,000	2,007,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(i)
Junior Subordinated
12/29/2049	4.500%	612,000	612,649
12/31/2049	4.625%	3,225,000	3,312,497
BankBoston Capital Trust IV(a)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.917%	665,000	622,286
Barclays PLC
08/10/2021	3.200%	2,030,000	2,046,794
01/10/2023	3.684%	2,580,000	2,625,393
01/10/2028	4.337%	870,000	897,987
Subordinated
05/12/2026	5.200%	3,130,000	3,342,918
BB&T Corp.
02/01/2019	2.250%	1,600,000	1,603,963
BBVA Bancomer SA(b)
Junior Subordinated
04/22/2020	7.250%	200,000	217,241
Bear Stearns Companies LLC (The)
02/01/2018	7.250%	7,365,000	7,428,022
BNP Paribas SA(b)
11/16/2027	3.500%	5,225,000	5,172,510
Subordinated
03/13/2027	4.625%	395,000	419,356
BNZ International Funding Ltd.(b)
02/21/2020	2.400%	3,860,000	3,858,830
BPCE SA(b)
Subordinated
07/11/2024	4.625%	4,200,000	4,422,957
Capital One Bank NA
07/23/2021	2.950%	1,050,000	1,057,233
Capital One Financial Corp.
11/21/2018	2.150%	1,150,000	1,151,371
05/12/2020	2.500%	5,040,000	5,038,100
10/30/2024	3.300%	7,325,000	7,291,437
Capital One NA
08/17/2018	2.350%	2,610,000	2,616,149
01/31/2020	2.350%	3,225,000	3,216,447
Citigroup, Inc.(a)
3-month USD LIBOR + 1.700% 05/15/2018	2.882%	2,275,000	2,290,265
Citigroup, Inc.
09/26/2018	2.500%	6,921,000	6,945,694
12/07/2018	2.050%	8,000,000	7,999,440
08/09/2020	5.375%	5,000,000	5,384,775
03/30/2021	2.700%	4,340,000	4,356,831
04/25/2022	2.750%	3,530,000	3,518,125
05/01/2026	3.400%	6,400,000	6,413,389

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/10/2025	4.400%	4,250,000	4,473,180
08/25/2036	6.125%	981,000	1,214,035
05/18/2046	4.750%	2,910,000	3,140,283
Citigroup, Inc.(i)
Junior Subordinated
12/31/2049	5.800%	20,212,000	21,001,622
12/31/2049	5.950%	5,000,000	5,383,155
Citizens Bank NA
03/02/2020	2.250%	4,880,000	4,862,120
Comerica, Inc.
05/23/2019	2.125%	645,000	643,450
Subordinated
07/22/2026	3.800%	900,000	914,298
Commonwealth Bank of Australia(b)
09/19/2027	3.150%	5,145,000	5,068,561
Compass Bank
09/29/2019	2.750%	1,400,000	1,407,787
Credit Agricole SA(b)
10/04/2024	3.250%	4,890,000	4,854,367
Credit Suisse Group Funding Guernsey Ltd.
12/10/2020	3.125%	1,910,000	1,933,711
06/09/2023	3.800%	4,890,000	5,047,370
Danske Bank A/S(b)
03/02/2020	2.200%	7,000,000	6,979,322
Deutsche Bank AG
07/13/2020	2.700%	6,470,000	6,454,783
05/12/2021	3.375%	1,988,000	2,008,874
11/16/2022	3.300%	4,055,000	4,048,208
Discover Bank
02/21/2018	2.000%	680,000	680,186
08/08/2023	4.200%	4,000,000	4,215,572
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,911,972
11/21/2022	3.850%	1,000,000	1,030,307
Fifth Third Bancorp
03/01/2019	2.300%	310,000	310,480
06/15/2022	2.600%	1,595,000	1,582,047
Fifth Third Bancorp(i)
Junior Subordinated
12/31/2049	4.900%	330,000	335,014
12/31/2049	5.100%	1,250,000	1,271,875
First Maryland Capital I(a)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.359%	2,906,000	2,756,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/18/2018	5.950%	4,000,000	4,021,473
04/01/2018	6.150%	9,782,000	9,920,210
07/19/2018	2.900%	2,200,000	2,212,833
02/15/2019	7.500%	10,635,000	11,290,350
01/24/2022	5.750%	3,800,000	4,222,245
07/08/2024	3.850%	3,605,000	3,740,162
01/23/2025	3.500%	4,375,000	4,429,569
01/26/2027	3.850%	5,640,000	5,752,721
10/21/2045	4.750%	1,700,000	1,911,208
Subordinated
10/21/2025	4.250%	2,300,000	2,400,903
05/22/2045	5.150%	2,100,000	2,384,382
Goldman Sachs Group, Inc. (The)(i)
10/31/2022	2.876%	14,170,000	14,127,816
Junior Subordinated
12/31/2049	5.700%	5,000,000	5,142,110
Grupo Aval Ltd.(b)
09/26/2022	4.750%	200,000	204,199
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	5,927,000	6,048,747
HSBC Holdings PLC(i)
11/22/2023	3.033%	3,905,000	3,929,457
Junior Subordinated
12/31/2049	6.000%	7,415,000	7,793,573
HSBC USA, Inc.
01/16/2018	1.625%	3,000,000	3,000,282
03/05/2020	2.350%	2,575,000	2,576,566
Huntington Capital Trust I(a)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.080%	2,355,000	2,115,711
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,500,135
JPMorgan Chase & Co.
01/15/2018	6.000%	11,000,000	11,057,808
03/01/2018	1.700%	2,750,000	2,749,348
04/23/2019	6.300%	5,000,000	5,280,050
10/15/2020	4.250%	2,000,000	2,098,466
01/24/2022	4.500%	1,000,000	1,071,342
07/15/2025	3.900%	10,300,000	10,806,060
10/01/2026	2.950%	1,180,000	1,150,814
Subordinated
05/01/2023	3.375%	1,000,000	1,018,280
09/10/2024	3.875%	5,440,000	5,667,746
JPMorgan Chase & Co.(i)
03/01/2025	3.220%	4,015,000	4,038,701
02/01/2028	3.782%	5,540,000	5,713,336
05/01/2028	3.540%	4,500,000	4,548,168
11/15/2048	3.964%	8,295,000	8,336,608

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
04/29/2049	7.900%	16,367,000	16,601,457
12/31/2049	5.300%	5,905,000	6,155,768
12/31/2049	6.100%	5,000,000	5,523,290
JPMorgan Chase Capital XXI(a)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.331%	16,166,000	14,730,136
KeyCorp Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	4,782,000	4,464,327
Lloyds Banking Group PLC
01/11/2022	3.000%	6,975,000	7,002,049
Subordinated
11/04/2024	4.500%	5,560,000	5,837,961
12/10/2025	4.582%	21,660,000	22,744,711
Lloyds Banking Group PLC(i)
11/07/2023	2.907%	3,000,000	2,975,943
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	3,007,557
M&T Bank Corp.(i)
Junior Subordinated
12/31/2049	5.125%	2,413,000	2,571,662
MBNA Capital B(a)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.177%	512,000	484,076
Mellon Capital IV(a)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	572,000	532,032
Merrill Lynch & Co., Inc.
11/15/2018	6.875%	2,000,000	2,090,888
Morgan Stanley
12/28/2017	5.950%	2,000,000	2,006,091
04/01/2018	6.625%	5,000,000	5,076,530
05/13/2019	7.300%	6,000,000	6,420,858
07/23/2025	4.000%	280,000	292,789
07/24/2042	6.375%	4,300,000	5,854,871
01/22/2047	4.375%	235,000	250,981
Subordinated
11/24/2025	5.000%	4,950,000	5,397,252
Morgan Stanley(a)
3-month USD LIBOR + 0.800% 02/14/2020	1.982%	12,515,000	12,570,279
3-month USD LIBOR + 0.930% 07/22/2022	2.293%	4,050,000	4,079,800
Morgan Stanley(i)
07/22/2038	3.971%	4,225,000	4,290,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,147,700
MUFG Union Bank NA
09/26/2018	2.625%	1,925,000	1,935,947
05/06/2019	2.250%	825,000	824,924
Northern Trust Corp.(i)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,985,952
NTC Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.879%	222,000	206,460
NTC Capital II(a)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.949%	166,000	154,950
PNC Bank NA
02/23/2018	1.500%	6,645,000	6,639,538
04/29/2021	2.150%	2,050,000	2,032,075
10/25/2027	3.100%	2,500,000	2,472,137
Royal Bank of Canada
03/02/2020	2.125%	6,800,000	6,783,850
Royal Bank of Scotland Group PLC(a)
3-month USD LIBOR + 1.470% 05/15/2023	2.886%	24,983,000	25,260,711
Santander Holdings USA, Inc.(b)
03/28/2022	3.700%	3,470,000	3,525,395
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,425,000	3,423,935
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	5,972,000	6,253,562
09/15/2045	5.625%	2,628,000	3,109,387
State Street Corp.(i)
05/15/2023	2.653%	3,870,000	3,880,588
State Street Corp.(a)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	8,718,000	7,923,965
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,712,754
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,778,142
01/31/2020	2.250%	5,980,000	5,981,979
03/03/2021	2.900%	920,000	930,767
SunTrust Capital I(a)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	2.086%	6,816,000	6,269,391

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Capital III(a)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	3,442,000	3,124,486
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	6,085,566
Synchrony Financial
07/23/2025	4.500%	2,135,000	2,222,874
Synchrony Financial(e)
12/01/2027	3.950%	5,300,000	5,247,058
Synovus Financial Corp.(i)
Subordinated
12/15/2025	5.750%	5,055,000	5,396,683
U.S. Bancorp(i)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,236,793
UBS AG(b)
12/01/2020	2.450%	5,995,000	5,992,206
UBS Group Funding Switzerland AG(b)
03/23/2028	4.253%	2,790,000	2,927,597
UniCredit SpA(b)
04/12/2022	3.750%	3,430,000	3,491,829
Wachovia Capital Trust II(a)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.859%	3,899,000	3,659,266
Wells Fargo & Co.
07/22/2022	2.625%	4,820,000	4,786,255
10/23/2026	3.000%	10,280,000	10,014,673
Wells Fargo & Co.(i)
05/22/2028	3.584%	7,000,000	7,083,776
Junior Subordinated
03/29/2049	7.980%	10,277,000	10,447,886
Wells Fargo Bank NA
12/06/2019	2.150%	5,060,000	5,056,655
Total			779,625,418
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
08/24/2022	2.950%	2,470,000	2,453,903
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	3,061,181
01/20/2043	6.500%	600,000	696,562
Nasdaq, Inc.
01/15/2020	5.550%	600,000	638,479
NFP Corp.(b)
07/15/2025	6.875%	123,000	125,757
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stifel Financial Corp.
12/01/2020	3.500%	980,000	993,008
07/18/2024	4.250%	750,000	770,190
Total			8,739,080
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(b)
12/15/2023	5.750%	286,000	302,175
Beacon Escrow Corp.(b)
11/01/2025	4.875%	148,000	150,960
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	391,733
Core & Main LP(b)
08/15/2025	6.125%	63,000	64,105
HD Supply, Inc.(b)
04/15/2024	5.750%	219,000	232,194
Standard Industries, Inc.(b)
10/15/2025	6.000%	3,360,000	3,625,077
USG Corp.(b)
03/01/2025	5.500%	150,000	160,626
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,647,753
Total			7,574,623
Cable and Satellite 1.0%
Altice US Finance I Corp.(b)
07/15/2023	5.375%	770,000	786,107
05/15/2026	5.500%	3,584,000	3,639,824
Cablevision Systems Corp.
04/15/2018	7.750%	3,500,000	3,560,606
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,158,957
09/01/2023	5.750%	1,000,000	1,030,678
CCO Holdings LLC/Capital Corp.(b)
05/01/2025	5.375%	225,000	231,871
02/15/2026	5.750%	125,000	129,603
05/01/2027	5.125%	758,000	751,913
05/01/2027	5.875%	516,000	535,607
02/01/2028	5.000%	704,000	689,717
Cequel Communications Holdings I LLC/Capital Corp.(b)
09/15/2020	6.375%	4,609,000	4,674,010
12/15/2021	5.125%	300,000	300,926
12/15/2021	5.125%	50,000	50,177
07/15/2025	7.750%	350,000	375,972
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,840,000	2,965,139
07/23/2025	4.908%	1,415,000	1,493,759
03/15/2028	4.200%	5,045,000	4,956,712
10/23/2045	6.484%	5,170,000	5,936,204
05/01/2047	5.375%	4,230,000	4,309,313

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
02/15/2025	3.375%	900,000	919,951
Cox Communications, Inc.(b)
12/15/2022	3.250%	500,000	501,279
08/15/2024	3.150%	4,810,000	4,738,759
CSC Holdings LLC
02/15/2019	8.625%	250,000	264,415
CSC Holdings LLC(b)
10/15/2025	6.625%	447,000	481,220
04/15/2027	5.500%	800,000	811,002
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,438,517
06/01/2021	6.750%	750,000	799,243
07/15/2022	5.875%	300,000	308,297
07/01/2026	7.750%	3,489,000	3,767,394
Intelsat Jackson Holdings SA(b)
07/15/2025	9.750%	490,000	474,985
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,436,777
01/15/2023	2.875%	720,000	726,058
Radiate HoldCo LLC/Finance, Inc.(b)
02/15/2025	6.625%	90,000	86,357
Sirius XM Radio, Inc.(b)
04/15/2025	5.375%	138,000	145,123
08/01/2027	5.000%	153,000	154,834
Time Warner Cable LLC
05/01/2037	6.550%	2,015,000	2,328,256
07/01/2038	7.300%	215,000	265,363
09/01/2041	5.500%	3,255,000	3,328,768
Time Warner Cable, Inc.
02/01/2020	5.000%	1,500,000	1,568,760
09/01/2021	4.000%	1,500,000	1,536,705
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,820,000	2,474,479
Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/2025	5.000%	446,000	460,885
UPCB Finance IV Ltd.(b)
01/15/2025	5.375%	3,450,000	3,508,484
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,907,314
Videotron Ltd.(b)
04/15/2027	5.125%	122,000	127,242
Virgin Media Finance PLC(b)
01/15/2025	5.750%	118,000	121,139
Virgin Media Secured Finance PLC(b)
01/15/2026	5.250%	313,000	322,366
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	1,800,000	1,767,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(b)
01/15/2027	5.500%	298,000	300,194
Total			79,648,377
Chemicals 0.5%
Agrium, Inc.
01/15/2045	5.250%	1,400,000	1,610,172
Albemarle Corp.
12/01/2024	4.150%	535,000	566,885
12/01/2044	5.450%	545,000	627,357
Angus Chemical Co.(b)
02/15/2023	8.750%	139,000	141,977
Atotech USA, Inc.(b)
02/01/2025	6.250%	219,000	224,810
Axalta Coating Systems LLC(b)
08/15/2024	4.875%	1,116,000	1,168,271
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	106,746
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,325,296
Chemours Co. (The)
05/15/2023	6.625%	182,000	192,625
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	544,248
11/15/2041	5.250%	3,280,000	3,750,775
Eastman Chemical Co.
03/15/2025	3.800%	1,700,000	1,765,209
10/15/2044	4.650%	2,511,000	2,689,811
Incitec Pivot Finance LLC(b)
12/10/2019	6.000%	1,000,000	1,064,001
INEOS Group Holdings SA(b)
08/01/2024	5.625%	135,000	140,800
Koppers, Inc.(b)
02/15/2025	6.000%	132,000	141,543
LYB International Finance BV
07/15/2043	5.250%	1,215,000	1,382,146
03/15/2044	4.875%	460,000	501,944
LYB International Finance II BV
03/02/2027	3.500%	3,280,000	3,267,779
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	2,016,664
02/26/2055	4.625%	2,070,000	2,112,913
Mexichem SAB de CV(b)
01/15/2048	5.500%	2,730,000	2,675,506
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,046,359
Platform Specialty Products Corp.(b)
12/01/2025	5.875%	88,000	88,693

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(b)
11/15/2022	6.750%	279,000	299,913
PQ Corp.(b),(e)
12/15/2025	5.750%	31,000	31,654
PQ Corp./Eco Finance Corp.(b)
11/01/2022	8.500%	188,000	195,887
Sherwin-Williams Co. (The)
06/01/2027	3.450%	755,000	764,223
Westlake Chemical Corp.
11/15/2047	4.375%	3,785,000	3,823,770
WR Grace & Co.(b)
10/01/2021	5.125%	400,000	424,167
Total			34,692,144
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	6,180,000	6,059,861
11/29/2022	2.550%	7,620,000	7,592,248
Ritchie Bros. Auctioneers, Inc.(b)
01/15/2025	5.375%	167,000	173,173
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,645,136
09/15/2026	5.875%	215,000	231,591
05/15/2027	5.500%	278,000	296,370
Total			19,998,379
Consumer Cyclical Services 0.4%
Alibaba Group Holding Ltd.
11/28/2019	2.500%	6,130,000	6,149,015
Amazon.com, Inc.(b)
02/22/2023	2.400%	4,825,000	4,764,615
APX Group, Inc.
12/01/2022	7.875%	109,000	116,597
09/01/2023	7.625%	56,000	59,033
Expedia, Inc.(b)
02/15/2028	3.800%	7,325,000	7,022,961
IHS Markit, Ltd.(b),(e)
03/01/2026	4.000%	46,000	46,344
Interval Acquisition Corp.
04/15/2023	5.625%	197,000	205,736
Western Union Co. (The)(a)
3-month USD LIBOR + 0.800% 05/22/2019	2.246%	5,000,000	5,009,245
Western Union Co. (The)
03/15/2022	3.600%	4,640,000	4,703,615
Total			28,077,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	900,000	954,875
Church & Dwight Co., Inc.
08/01/2022	2.450%	740,000	731,174
First Quality Finance Co., Inc.(b)
05/15/2021	4.625%	297,000	298,716
07/01/2025	5.000%	690,000	706,424
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	680,161
Newell Brands, Inc.
04/01/2046	5.500%	2,175,000	2,576,525
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,333,459
Prestige Brands, Inc.(b)
03/01/2024	6.375%	152,000	158,662
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	55,288
12/15/2026	5.250%	235,000	248,024
Spectrum Brands, Inc.
12/15/2024	6.125%	175,000	185,270
07/15/2025	5.750%	249,000	261,746
Springs Industries, Inc.
06/01/2021	6.250%	3,006,000	3,080,314
Valvoline, Inc.(b)
08/15/2025	4.375%	1,022,000	1,032,225
Total			15,302,863
Diversified Manufacturing 0.5%
EnerSys (b)
04/30/2023	5.000%	200,000	209,369
Entegris, Inc.(b)
02/10/2026	4.625%	31,000	31,645
Fortive Corp.
06/15/2026	3.150%	1,125,000	1,115,001
Gates Global LLC/Co.(b)
07/15/2022	6.000%	239,000	244,839
General Electric Co.
01/08/2020	5.500%	1,432,000	1,525,127
10/17/2021	4.650%	487,000	522,019
09/07/2022	3.150%	337,000	343,717
01/09/2023	3.100%	1,146,000	1,163,833
01/14/2038	5.875%	1,196,000	1,510,458
General Electric Co.(a)
3-month USD LIBOR + 0.480% 08/15/2036	1.662%	5,380,000	4,734,567

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(i)
Junior Subordinated
12/31/2049	5.000%	17,988,000	18,647,620
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,671,924
Siemens Financieringsmaatschappij NV(b)
10/15/2026	2.350%	700,000	659,727
SPX FLOW, Inc.(b)
08/15/2024	5.625%	98,000	103,931
TriMas Corp.(b)
10/15/2025	4.875%	19,000	19,205
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,095,205
Zekelman Industries, Inc.(b)
06/15/2023	9.875%	129,000	145,195
Total			34,743,382
Electric 2.7%
AEP Texas Central Co.(b)
10/01/2025	3.850%	880,000	916,998
AEP Texas Central Co.
02/15/2033	6.650%	1,730,000	2,229,413
AES Corp.
09/01/2027	5.125%	118,000	121,660
Ameren Corp.
02/15/2026	3.650%	590,000	604,888
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	760,355
11/13/2027	3.200%	2,860,000	2,837,083
Avangrid, Inc.
12/01/2024	3.150%	5,135,000	5,126,841
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,075,000	1,108,626
Calpine Corp.(b)
01/15/2024	5.875%	75,000	77,547
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,441,255
Cleveland Electric Illuminating Co. (The)(b)
04/01/2028	3.500%	2,275,000	2,254,643
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,580,040
CMS Energy Corp.
03/01/2024	3.875%	1,275,000	1,334,554
02/15/2027	2.950%	80,000	76,830
08/15/2027	3.450%	1,065,000	1,074,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
04/01/2018	5.850%	3,000,000	3,036,387
06/15/2046	3.850%	1,310,000	1,344,955
06/15/2047	3.875%	4,050,000	4,155,365
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	721,755
Dominion Energy, Inc.(i)
Junior Subordinated
07/01/2019	2.962%	845,000	852,269
DPL, Inc.
10/15/2021	7.250%	2,875,000	3,185,983
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,753,918
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,488,517
08/15/2027	3.150%	2,735,000	2,698,102
Duke Energy Progress LLC
03/30/2044	4.375%	960,000	1,059,890
10/15/2046	3.700%	2,600,000	2,612,329
09/15/2047	3.600%	1,175,000	1,160,700
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,780,000	1,925,914
Duquesne Light Holdings, Inc.(b)
09/15/2020	6.400%	5,000,000	5,484,150
Dynegy, Inc.
11/01/2022	7.375%	5,700,000	6,086,796
11/01/2024	7.625%	477,000	518,262
Dynegy, Inc.(b)
01/30/2026	8.125%	78,000	86,091
E.ON International Finance BV(b)
04/30/2038	6.650%	1,475,000	1,940,702
Emera US Finance LP
06/15/2026	3.550%	1,160,000	1,161,219
Enel Americas SA
10/25/2026	4.000%	375,000	381,119
Enel Finance International NV(b)
04/06/2028	3.500%	2,370,000	2,305,162
05/25/2047	4.750%	2,465,000	2,580,517
Entergy Mississippi, Inc.
07/01/2023	3.100%	2,000,000	2,026,004
Entergy Texas, Inc.
12/01/2027	3.450%	3,705,000	3,568,230
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,356,285
04/15/2046	4.450%	1,050,000	1,119,601
Exelon Corp.(i)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,706,361

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,150,168
FirstEnergy Transmission LLC(b)
07/15/2044	5.450%	1,000,000	1,175,785
Fortis, Inc.
10/04/2021	2.100%	3,215,000	3,134,361
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,423,057
ITC Holdings Corp.
06/15/2024	3.650%	3,810,000	3,915,255
Jersey Central Power & Light Co.
06/15/2018	4.800%	2,000,000	2,023,504
06/01/2037	6.150%	1,985,000	2,340,291
Jersey Central Power & Light Co.(b)
04/01/2024	4.700%	2,000,000	2,156,298
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	680,046
Metropolitan Edison Co.
01/15/2019	7.700%	2,115,000	2,233,085
MidAmerican Energy Co.
05/01/2046	4.250%	3,433,000	3,758,757
National Rural Utilities Cooperative Finance Corp.
11/01/2018	10.375%	2,500,000	2,686,923
02/07/2024	2.950%	7,535,000	7,587,180
National Rural Utilities Cooperative Finance Corp.(i)
Subordinated
04/20/2046	5.250%	1,750,000	1,863,460
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	6,440,000	6,425,471
06/15/2023	3.625%	3,000,000	3,095,283
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	4,890,000	4,890,000
NextEra Energy Capital Holdings, Inc.(i)
Junior Subordinated
12/01/2077	4.800%	3,310,000	3,326,848
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	141,000	141,323
NRG Energy, Inc.
03/15/2023	6.625%	5,309,000	5,501,265
05/01/2024	6.250%	2,227,000	2,359,413
05/15/2026	7.250%	146,000	160,116
NRG Yield Operating LLC
08/15/2024	5.375%	294,000	305,664
09/15/2026	5.000%	84,000	86,017
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	2,000,000	2,439,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.(b)
12/01/2027	3.300%	5,305,000	5,259,112
Pacific Gas & Electric Co.
03/01/2034	6.050%	2,917,000	3,629,833
06/15/2043	4.600%	1,190,000	1,291,833
12/01/2046	4.000%	3,340,000	3,358,433
Pattern Energy Group, Inc.(b)
02/01/2024	5.875%	192,000	203,432
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	1,990,000	1,962,208
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	638,093
03/15/2024	3.950%	1,200,000	1,261,151
PSEG Power LLC
11/15/2018	2.450%	840,000	843,024
Public Service Co. of Oklahoma
02/01/2021	4.400%	3,500,000	3,698,216
San Diego Gas & Electric Co.
05/15/2026	2.500%	585,000	560,933
Southern Co. (The)
07/01/2026	3.250%	8,166,000	8,035,017
07/01/2036	4.250%	745,000	772,537
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,192,987
TerraForm Power Operating LLC(b),(e)
01/31/2028	5.000%	163,000	163,621
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,213,548
Tucson Electric Power Co.
03/15/2023	3.850%	3,100,000	3,082,910
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,332,699
WEC Energy Group, Inc.
06/15/2025	3.550%	1,100,000	1,126,868
Xcel Energy, Inc.
06/01/2025	3.300%	2,535,000	2,565,288
Total			208,912,661
Environmental 0.0%
Republic Services, Inc.
11/15/2027	3.375%	2,435,000	2,446,953
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
01/15/2025	3.500%	5,115,000	5,072,141
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/2021	5.000%	3,000,000	3,213,318

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
12/01/2027	3.625%	5,155,000	5,119,405
Aircastle Ltd.
02/15/2022	5.500%	5,936,000	6,386,821
Ares Capital Corp.
02/10/2023	3.500%	4,830,000	4,755,386
CIT Group, Inc.
08/01/2023	5.000%	325,000	349,829
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	5,522,000	5,501,790
11/15/2025	3.373%	2,980,000	3,028,738
11/15/2035	4.418%	5,630,000	5,998,157
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	1,995,000	2,227,858
iStar, Inc.
04/01/2022	6.000%	105,000	109,395
Navient Corp.
06/15/2022	6.500%	309,000	324,194
01/25/2023	5.500%	50,000	50,126
10/25/2024	5.875%	350,000	351,855
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	109,000	114,349
Quicken Loans, Inc.(b)
05/01/2025	5.750%	320,000	336,342
Total			42,939,704
Food and Beverage 0.9%
Acosta, Inc.(b)
10/01/2022	7.750%	650,000	471,213
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	12,245,000	12,559,892
02/01/2046	4.900%	8,710,000	9,811,075
Archer-Daniels-Midland Co.
09/15/2047	3.750%	5,690,000	5,606,698
B&G Foods, Inc.
04/01/2025	5.250%	242,000	247,399
Central America Botling Corp.(b)
01/31/2027	5.750%	1,600,000	1,679,690
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	208,000	226,405
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	195,000	194,591
JBS USA LUX SA/Finance, Inc.(b)
06/15/2025	5.750%	100,000	97,631
Kellogg Co.
11/15/2027	3.400%	5,630,000	5,587,899
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.(a)
3-month USD LIBOR + 0.570% 02/10/2021	1.980%	6,910,000	6,913,268
Kraft Heinz Foods Co.
07/15/2025	3.950%	4,000,000	4,122,272
06/01/2026	3.000%	5,840,000	5,582,643
06/01/2046	4.375%	1,600,000	1,548,493
Lamb Weston Holdings, Inc.(b)
11/01/2024	4.625%	839,000	869,782
11/01/2026	4.875%	201,000	211,278
Mondelez International, Inc.(b)
10/28/2019	1.625%	2,000,000	1,972,832
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,296,948
10/15/2027	3.000%	5,100,000	5,059,440
Pilgrim’s Pride Corp.(b)
09/30/2027	5.875%	542,000	567,689
Post Holdings, Inc.(b)
08/15/2026	5.000%	422,000	418,891
03/01/2027	5.750%	719,000	734,547
Post Holdings, Inc.(b),(e)
01/15/2028	5.625%	73,000	73,729
Smithfield Foods, Inc.(b)
02/01/2022	3.350%	1,110,000	1,114,366
Tyson Foods, Inc.(a)
3-month USD LIBOR + 0.450% 08/21/2020	1.765%	2,015,000	2,016,674
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	230,520
Total			69,215,865
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	439,000	468,232
Churchill Downs, Inc.
12/15/2021	5.375%	1,070,000	1,101,001
CRC Escrow Issuer LLC/Finco, Inc.(b)
10/15/2025	5.250%	78,000	78,102
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	153,897
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	135,116
04/15/2026	5.375%	1,215,000	1,310,365
International Game Technology PLC(b)
02/15/2022	6.250%	364,000	397,009
02/15/2025	6.500%	54,000	60,846
Jack Ohio Finance LLC/1 Corp.(b)
11/15/2021	6.750%	165,000	174,521

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	975,000	1,043,692
09/01/2026	4.500%	1,915,000	1,931,595
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(b)
01/15/2028	4.500%	25,000	24,902
MGM Resorts International
03/15/2023	6.000%	4,228,000	4,661,370
09/01/2026	4.625%	245,000	249,502
Penn National Gaming, Inc.(b)
01/15/2027	5.625%	128,000	132,632
Pinnacle Entertainment, Inc.
05/01/2024	5.625%	3,075,000	3,192,542
Rivers Pittsburgh Borrower LP/Finance Corp.(b)
08/15/2021	6.125%	101,000	101,664
Scientific Games International, Inc.
12/01/2022	10.000%	218,000	240,050
Scientific Games International, Inc.(b)
10/15/2025	5.000%	69,000	69,699
Studio City Co., Ltd.(b)
11/30/2021	7.250%	600,000	636,271
Tunica-Biloxi Gaming Authority(b),(j)
11/15/2016	0.000%	99,000	34,650
Wynn Las Vegas LLC/Capital Corp.(b)
05/15/2027	5.250%	90,000	91,476
Total			16,289,134
Health Care 1.1%
Abbott Laboratories
11/30/2021	2.900%	3,450,000	3,470,145
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	258,000	266,316
Amsurg Corp.
07/15/2022	5.625%	76,000	77,430
Ascension Health Alliance
11/15/2046	3.945%	375,000	386,275
Avantor, Inc.(b)
10/01/2024	6.000%	126,000	125,952
Barnabas Health, Inc.
07/01/2028	4.000%	4,000,000	4,028,372
Baxter International, Inc.
08/15/2026	2.600%	2,385,000	2,274,784
Becton Dickinson and Co.(a)
3-month USD LIBOR + 1.030% 06/06/2022	2.346%	3,933,000	3,950,518
Becton Dickinson and Co.
12/15/2024	3.734%	158,000	161,105
05/15/2044	4.875%	1,945,000	2,035,898
12/15/2044	4.685%	320,000	337,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(b)
03/01/2025	5.750%	1,168,000	1,181,267
CHS/Community Health Systems, Inc.
07/15/2020	7.125%	4,300,000	3,340,949
08/01/2021	5.125%	225,000	210,912
02/01/2022	6.875%	963,000	580,797
03/31/2023	6.250%	126,000	117,540
DaVita, Inc.
08/15/2022	5.750%	150,000	154,572
07/15/2024	5.125%	486,000	494,297
05/01/2025	5.000%	150,000	150,214
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	898,733
Envision Healthcare Corp.(b)
12/01/2024	6.250%	4,000	4,208
Express Scripts Holding Co.
07/15/2023	3.000%	1,445,000	1,430,031
03/01/2027	3.400%	2,190,000	2,139,207
07/15/2046	4.800%	6,819,000	7,068,623
Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/2019	5.625%	3,000,000	3,150,132
HCA, Inc.
02/15/2020	6.500%	2,700,000	2,896,814
02/15/2022	7.500%	225,000	253,764
02/01/2025	5.375%	5,175,000	5,370,129
04/15/2025	5.250%	740,000	788,482
Hill-Rom Holdings, Inc.(b)
02/15/2025	5.000%	137,000	139,472
Hologic, Inc.(b)
10/15/2025	4.375%	1,031,000	1,053,314
Kaiser Foundation Hospitals
05/01/2047	4.150%	2,000,000	2,141,928
Laboratory Corp. of America Holdings
09/01/2024	3.250%	3,455,000	3,458,213
Mayo Clinic
11/15/2052	4.128%	750,000	786,730
MEDNAX, Inc.(b)
12/01/2023	5.250%	51,000	52,117
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,849,457
MPH Acquisition Holdings LLC(b)
06/01/2024	7.125%	224,000	240,177
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,088,154
Northwell Healthcare, Inc.
11/01/2042	4.800%	6,365,000	6,850,548

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYU Hospitals Center
07/01/2042	4.428%	3,507,000	3,732,391
07/01/2043	5.750%	705,000	905,206
Polaris Intermediate Corp. PIK(b)
12/01/2022	8.500%	69,000	71,891
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,250,254
Quintiles IMS, Inc.(b)
05/15/2023	4.875%	530,000	549,286
10/15/2026	5.000%	75,000	78,585
SP Finco LLC(b)
07/01/2025	6.750%	43,000	39,128
Sterigenics-Nordion Holdings LLC(b)
05/15/2023	6.500%	193,000	202,807
Sutter Health
08/15/2053	2.286%	2,300,000	2,287,513
Team Health Holdings, Inc.(b)
02/01/2025	6.375%	110,000	99,433
Teleflex, Inc.
11/15/2027	4.625%	572,000	585,265
Tenet Healthcare Corp.
02/01/2020	6.750%	2,800,000	2,832,276
04/01/2021	4.500%	559,000	562,903
10/01/2021	4.375%	25,000	25,006
04/01/2022	8.125%	475,000	470,184
06/15/2023	6.750%	375,000	351,086
Tenet Healthcare Corp.(b)
07/15/2024	4.625%	635,000	625,520
05/01/2025	5.125%	106,000	102,413
08/01/2025	7.000%	154,000	140,183
Texas Health Resources
11/15/2055	4.330%	700,000	728,584
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	984,148
Total			86,629,430
Healthcare Insurance 0.3%
Anthem, Inc.
01/15/2043	4.650%	3,250,000	3,474,699
12/01/2047	4.375%	4,110,000	4,231,076
Centene Corp.
05/15/2022	4.750%	1,650,000	1,716,809
01/15/2025	4.750%	1,269,000	1,301,537
Cigna Corp.
10/15/2027	3.050%	3,015,000	2,914,643
Humana, Inc.
03/15/2027	3.950%	625,000	642,157
Molina Healthcare, Inc.
11/15/2022	5.375%	401,000	419,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(b)
06/15/2025	4.875%	430,000	429,417
UnitedHealth Group, Inc.
07/15/2025	3.750%	1,295,000	1,359,777
07/15/2045	4.750%	2,460,000	2,817,219
10/15/2047	3.750%	3,685,000	3,670,359
WellCare Health Plans, Inc.
04/01/2025	5.250%	714,000	754,522
Total			23,731,764
Healthcare REIT 0.4%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	8,000,000	8,263,240
HCP, Inc.
11/15/2023	4.250%	4,896,000	5,147,884
08/15/2024	3.875%	782,000	800,723
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	550,000	552,677
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	3,455,000	3,527,216
Omega Healthcare Investors, Inc.
01/15/2028	4.750%	3,440,000	3,410,320
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	3,000,000	3,013,125
06/01/2021	4.750%	3,000,000	3,186,234
Welltower, Inc.
04/01/2019	4.125%	2,000,000	2,041,328
Total			29,942,747
Home Construction 0.2%
CalAtlantic Group, Inc.
11/15/2024	5.875%	146,000	162,275
06/01/2026	5.250%	2,323,000	2,450,904
Crescent Communities LLC/Ventures, Inc.(b)
10/15/2021	8.875%	2,625,000	2,783,306
Lennar Corp.(b)
11/29/2027	4.750%	11,000	11,255
Meritage Homes Corp.
04/01/2022	7.000%	198,000	225,134
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,847,451
01/15/2027	5.000%	1,425,000	1,500,246
Taylor Morrison Communities, Inc./Holdings II(b)
04/15/2023	5.875%	121,000	127,758
William Lyon Homes, Inc.
04/15/2019	5.750%	4,000,000	4,039,112
Total			13,147,441

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Afren PLC(b),(j)
12/09/2020	0.000%	195,167	104
Anadarko Petroleum Corp.
07/15/2024	3.450%	2,100,000	2,086,487
Anadarko Petroleum Corp.(k)
10/10/2036	0.000%	3,000,000	1,260,030
Antero Resources Corp.
03/01/2025	5.000%	400,000	406,645
Apache Corp.
01/15/2023	2.625%	1,500,000	1,460,199
Callon Petroleum Co.
10/01/2024	6.125%	117,000	120,278
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	880,815
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	185,000	189,208
Centennial Resource Production LLC(b)
01/15/2026	5.375%	42,000	42,639
Concho Resources, Inc.
10/01/2047	4.875%	1,120,000	1,184,422
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,718,582
ConocoPhillips Co.
03/15/2026	4.950%	8,525,000	9,608,425
Continental Resources, Inc.
04/15/2023	4.500%	385,000	392,716
06/01/2024	3.800%	1,683,000	1,652,290
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	187,000	187,457
Devon Energy Corp.
07/15/2041	5.600%	2,500,000	2,872,513
06/15/2045	5.000%	1,125,000	1,217,202
Diamondback Energy, Inc.
11/01/2024	4.750%	355,000	359,668
05/31/2025	5.375%	2,566,000	2,653,283
Endeavor Energy Resources LP/Finance, Inc.(b),(e)
01/30/2026	5.500%	19,000	19,209
01/30/2028	5.750%	68,000	68,740
EOG Resources, Inc.
03/15/2023	2.625%	1,195,000	1,178,345
EQT Corp.
10/01/2027	3.900%	1,830,000	1,799,243
Extraction Oil & Gas, Inc.(b)
05/15/2024	7.375%	99,000	105,435
Extraction Oil & Gas, Inc./Finance Corp.(b)
07/15/2021	7.875%	54,000	56,958
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	175,985
Halcon Resources Corp.(b)
02/15/2025	6.750%	86,000	87,317
Hess Corp.
03/15/2033	7.125%	2,382,000	2,850,866
02/15/2041	5.600%	753,000	783,467
04/01/2047	5.800%	2,261,000	2,434,790
Laredo Petroleum, Inc.
03/15/2023	6.250%	297,000	307,032
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,024,849
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	792,935
Parsley Energy LLC/Finance Corp.(b)
01/15/2025	5.375%	1,000,000	1,009,348
08/15/2025	5.250%	312,000	312,945
10/15/2027	5.625%	95,000	97,208
PDC Energy, Inc.
09/15/2024	6.125%	198,000	206,854
QEP Resources, Inc.
10/01/2022	5.375%	187,000	191,409
05/01/2023	5.250%	188,000	190,292
03/01/2026	5.625%	35,000	35,518
Range Resources Corp.
05/15/2025	4.875%	350,000	341,461
RSP Permian, Inc.
10/01/2022	6.625%	225,000	236,593
01/15/2025	5.250%	403,000	410,766
SM Energy Co.
09/15/2026	6.750%	239,000	242,109
WPX Energy, Inc.
01/15/2022	6.000%	161,000	165,357
09/15/2024	5.250%	78,000	76,713
Total			44,494,707
Integrated Energy 0.4%
BP Capital Markets PLC
05/06/2022	3.245%	1,875,000	1,927,052
05/10/2023	2.750%	1,500,000	1,501,377
Cenovus Energy, Inc.(b)
04/15/2027	4.250%	5,400,000	5,348,403
Cenovus Energy, Inc.
11/15/2039	6.750%	8,555,000	10,082,367
Chevron Corp.
06/24/2023	3.191%	700,000	718,762
05/16/2026	2.954%	2,490,000	2,477,159
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,112,422

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
11/15/2047	4.000%	1,845,000	1,845,524
Total			27,013,066
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(b)
04/15/2027	5.375%	124,000	130,573
Cinemark USA, Inc.
06/01/2023	4.875%	3,500,000	3,572,443
Live Nation Entertainment, Inc.(b)
11/01/2024	4.875%	85,000	87,540
LTF Merger Sub, Inc.(b)
06/15/2023	8.500%	77,000	81,834
Total			3,872,390
Life Insurance 1.1%
AIG Global Funding(b)
07/02/2020	2.150%	590,000	585,338
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,687,632
Athene Global Funding(b)
04/20/2020	2.750%	4,465,000	4,476,154
07/01/2022	3.000%	4,435,000	4,402,908
Brighthouse Financial, Inc.(b)
06/22/2027	3.700%	1,385,000	1,349,207
06/22/2047	4.700%	7,960,000	7,792,132
Guardian Life Global Funding(b)
04/26/2021	2.000%	4,600,000	4,529,859
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	1,530,000	1,734,907
Jackson National Life Global Funding(b)
01/30/2020	2.200%	6,085,000	6,071,704
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,261,745
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	955,000	993,106
MetLife Global Funding I(b)
09/13/2019	1.550%	6,440,000	6,373,166
MetLife, Inc.
08/15/2018	6.817%	3,000,000	3,103,323
MetLife, Inc.(b),(i)
Junior Subordinated
04/08/2068	9.250%	4,747,000	7,027,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	1,250,000	1,650,394
09/30/2047	3.850%	2,990,000	2,968,920
Nuveen Finance LLC(b)
11/01/2024	4.125%	1,050,000	1,106,279
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	2,150,000	2,198,960
Pricoa Global Funding I(b)
05/16/2019	2.200%	4,850,000	4,857,416
09/13/2019	1.450%	3,750,000	3,702,802
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,538,688
05/15/2023	3.125%	667,000	673,573
Prudential Financial, Inc.
12/01/2017	6.000%	42,000	42,005
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,077,000	4,623,106
05/15/2047	4.270%	4,575,000	4,734,009
Unum Group
05/15/2021	3.000%	1,250,000	1,257,976
Voya Financial, Inc.
07/15/2024	3.125%	2,245,000	2,224,063
06/15/2026	3.650%	2,497,000	2,504,948
06/15/2046	4.800%	1,075,000	1,150,721
Total			86,622,457
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	219,000	222,421
Marriott International, Inc.
06/15/2026	3.125%	4,235,000	4,162,412
Playa Resorts Holding BV(b)
08/15/2020	8.000%	209,000	217,382
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,470,414
Total			7,072,629
Media and Entertainment 0.5%
21st Century Fox America, Inc.
08/15/2020	5.650%	1,760,000	1,902,168
03/15/2033	6.550%	1,000,000	1,264,452
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	785,283
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,579,950

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CBS Corp.(b)
06/01/2023	2.900%	3,330,000	3,283,077
06/01/2028	3.700%	1,300,000	1,269,524
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	625,000	633,719
Discovery Communications LLC
03/20/2028	3.950%	1,740,000	1,707,516
09/20/2037	5.000%	255,000	256,710
09/20/2047	5.200%	2,073,000	2,058,006
Electronic Arts, Inc.
03/01/2021	3.700%	2,000,000	2,061,128
Grupo Televisa SAB
05/15/2018	6.000%	200,000	203,322
05/13/2045	5.000%	2,100,000	2,102,953
Lamar Media Corp.
02/01/2026	5.750%	50,000	53,701
Lin Television Corp.
11/15/2022	5.875%	300,000	311,917
Match Group, Inc.
06/01/2024	6.375%	265,000	286,362
Match Group, Inc.(b),(e)
12/15/2027	5.000%	17,000	17,152
Netflix, Inc.
11/15/2026	4.375%	404,000	397,356
Netflix, Inc.(b)
04/15/2028	4.875%	125,000	123,753
Nielsen Finance Co. SARL (The)(b)
10/01/2021	5.500%	75,000	77,169
Nielsen Finance LLC/Co.(b)
04/15/2022	5.000%	3,350,000	3,450,580
Nielsen Luxembourg SARL(b)
02/01/2025	5.000%	157,000	163,048
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	214,000	226,417
Scripps Networks Interactive, Inc.
06/15/2022	3.500%	3,739,000	3,790,497
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	77,345
Sinclair Television Group, Inc.(b)
08/01/2024	5.625%	550,000	565,167
TEGNA, Inc.
10/15/2023	6.375%	325,000	342,509
Time Warner, Inc.
03/29/2021	4.750%	1,700,000	1,813,121
02/15/2027	3.800%	735,000	734,664
03/29/2041	6.250%	2,280,000	2,753,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b)
02/15/2025	5.125%	100,000	97,290
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,435,250
04/30/2036	6.875%	3,800,000	4,214,067
Total			42,038,672
Metals and Mining 0.2%
Barrick North America Finance LLC
05/30/2021	4.400%	925,000	983,356
BHP Billiton Finance USA Ltd.(b),(i)
Junior Subordinated
10/19/2075	6.750%	3,805,000	4,457,189
Big River Steel LLC/Finance Corp.(b)
09/01/2025	7.250%	125,000	132,945
Constellium NV(b)
05/15/2024	5.750%	320,000	327,459
02/15/2026	5.875%	60,000	62,020
Freeport-McMoRan, Inc.
03/15/2023	3.875%	543,000	536,713
11/14/2024	4.550%	36,000	35,893
11/14/2034	5.400%	300,000	292,067
03/15/2043	5.450%	132,000	125,006
Gerdau Holdings, Inc.(b)
01/20/2020	7.000%	137,000	147,631
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(b)
12/15/2023	7.375%	72,000	77,452
HudBay Minerals, Inc.(b)
01/15/2025	7.625%	187,000	206,194
Novelis Corp.(b)
09/30/2026	5.875%	195,000	202,301
Southern Copper Corp.
11/08/2022	3.500%	130,000	133,974
04/23/2025	3.875%	600,000	626,262
11/08/2042	5.250%	1,400,000	1,562,385
04/23/2045	5.875%	1,663,000	2,012,757
Teck Resources Ltd.
07/15/2041	6.250%	362,000	412,746
Vale Overseas Ltd.
01/11/2022	4.375%	113,000	117,686
08/10/2026	6.250%	416,000	482,301
11/10/2039	6.875%	80,000	97,835
Vale SA
09/11/2042	5.625%	50,000	54,351
Volcan Cia Minera SAA(b)
02/02/2022	5.375%	100,000	105,990
Total			13,192,513

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.5%
Andeavor Logistics LP/Tesoro Finance Corp.
10/01/2020	5.875%	198,000	201,120
05/01/2024	6.375%	143,000	155,690
01/15/2025	5.250%	406,000	428,195
Buckeye Partners LP
12/01/2026	3.950%	470,000	459,368
12/01/2027	4.125%	2,975,000	2,936,227
Cheniere Corpus Christi Holdings LLC(b)
06/30/2027	5.125%	180,000	185,522
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,290,000	2,291,028
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	51,945
Delek Logistics Partners LP(b)
05/15/2025	6.750%	115,000	116,243
El Paso LLC
01/15/2032	7.750%	975,000	1,249,386
Enbridge Energy Partners LP
10/15/2025	5.875%	1,000,000	1,135,491
Enbridge, Inc.
06/10/2024	3.500%	1,182,000	1,194,575
Enbridge, Inc.(i)
Subordinated
07/15/2077	5.500%	8,626,000	8,618,530
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	617,156
06/01/2027	5.500%	424,000	441,571
Energy Transfer LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,037,191
Energy Transfer Partners LP
02/01/2024	4.900%	3,645,000	3,848,799
10/01/2043	5.950%	350,000	367,418
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	519,961
02/15/2025	3.750%	600,000	617,317
05/15/2046	4.900%	1,400,000	1,510,807
Enterprise Products Operating LLC(a)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.084%	9,641,000	9,632,583
Enterprise Products Operating LLC(i)
Junior Subordinated
08/16/2077	5.250%	10,255,000	10,250,826
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	331,439
01/15/2022	6.750%	150,000	141,135
06/15/2023	6.750%	200,000	185,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(b)
08/01/2024	6.000%	27,000	28,155
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	3,955,000	4,090,360
09/01/2024	4.250%	1,000,000	1,037,758
03/15/2032	7.750%	795,000	1,004,102
01/15/2038	6.950%	325,000	396,416
09/01/2039	6.500%	1,000,000	1,160,701
11/15/2040	7.500%	910,000	1,145,372
Kinder Morgan, Inc.
06/01/2018	7.250%	390,000	400,051
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	316,883
MPLX LP
12/01/2024	4.875%	325,000	348,806
06/01/2025	4.875%	200,000	213,828
03/01/2047	5.200%	1,500,000	1,583,178
NGPL PipeCo LLC(b)
08/15/2022	4.375%	151,000	154,906
08/15/2027	4.875%	412,000	428,168
NuStar Logistics LP
04/28/2027	5.625%	126,000	127,575
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	2,079,405
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,308,873
Plains All American Pipeline LP(i)
Junior Subordinated
12/30/2049	6.125%	7,415,000	7,354,123
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	4,720,000	4,509,507
10/15/2023	3.850%	2,025,000	2,015,794
10/15/2025	4.650%	2,500,000	2,551,955
06/01/2042	5.150%	2,185,000	2,103,985
02/15/2045	4.900%	930,000	867,098
Rockies Express Pipeline LLC(b)
07/15/2018	6.850%	165,000	168,540
01/15/2019	6.000%	500,000	515,644
04/15/2020	5.625%	350,000	367,182
Ruby Pipeline LLC(b)
04/01/2022	6.000%	2,840,909	3,012,676
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,697,717
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	223,025
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	2,000,000	1,980,456
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	142,000	145,905

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	98,560
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	525,078
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	2,465,000	3,199,629
04/01/2037	7.625%	550,000	701,273
Texas Eastern Transmission LP(b)
10/15/2022	2.800%	3,350,000	3,324,121
TransCanada Trust(i)
Junior Subordinated
08/15/2076	5.875%	3,452,000	3,758,396
Subordinated
03/15/2077	5.300%	1,080,000	1,117,931
Williams Partners LP
11/15/2020	4.125%	1,000,000	1,038,426
03/04/2024	4.300%	2,787,000	2,922,117
01/15/2025	3.900%	1,050,000	1,069,314
04/15/2040	6.300%	3,150,000	3,801,262
Total			115,419,249
Natural Gas 0.3%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,182,052
Boston Gas Co.(b)
08/01/2027	3.150%	1,842,000	1,828,559
KeySpan Corp.
11/15/2030	8.000%	670,000	907,797
NiSource Finance Corp.
02/15/2023	3.850%	1,175,000	1,222,830
05/15/2047	4.375%	3,220,000	3,417,856
03/30/2048	3.950%	2,920,000	2,920,794
Sempra Energy
02/15/2019	9.800%	1,000,000	1,088,596
11/15/2020	2.850%	3,455,000	3,494,632
06/15/2024	3.550%	1,500,000	1,537,544
11/15/2025	3.750%	3,290,000	3,387,868
06/15/2027	3.250%	242,000	239,083
Total			22,227,611
Office REIT 0.2%
Boston Properties LP
11/15/2020	5.625%	4,590,000	4,972,980
02/01/2023	3.850%	2,500,000	2,614,770
SL Green Operating Partnership LP
10/15/2022	3.250%	2,825,000	2,821,531
SL Green Realty Corp.
08/15/2018	5.000%	6,935,000	7,038,713
Total			17,447,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Nabors Industries, Inc.
09/15/2021	4.625%	3,095,000	2,964,552
Noble Holding International Ltd.(i)
03/16/2018	5.750%	10,074,000	10,102,610
Schlumberger Finance Canada, Ltd.(b)
11/20/2022	2.650%	2,575,000	2,566,201
Schlumberger Holdings Corp.(b)
12/21/2025	4.000%	2,100,000	2,195,592
SESI LLC(b)
09/15/2024	7.750%	30,000	31,127
Weatherford International Ltd.
06/15/2023	8.250%	144,000	144,085
08/01/2036	6.500%	25,000	20,063
Total			18,024,230
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(b)
09/19/2022	2.652%	3,905,000	3,849,604
ORIX Corp.
07/18/2022	2.900%	3,730,000	3,718,359
ORIX Corp.(e)
12/04/2024	3.250%	3,725,000	3,708,897
Tanner Servicios Financieros SA(b)
03/13/2018	4.375%	200,000	200,758
Total			11,477,618
Other Industry 0.3%
Anixter, Inc.
03/01/2023	5.500%	75,000	80,820
Belden, Inc.(b)
07/15/2024	5.250%	350,000	363,217
Five Point Operating Co. LP/Capital Corp.(b)
11/15/2025	7.875%	2,350,000	2,397,000
Greystar Real Estate Partners LLC(b)
12/01/2025	5.750%	1,475,000	1,518,479
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	97,000	100,446
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,018,009
07/01/2116	3.885%	1,850,000	1,764,123
Northwestern University
12/01/2057	3.662%	1,350,000	1,362,158
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,916,431
07/15/2056	3.300%	2,230,000	2,161,142

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,805,121
University of Southern California
10/01/2039	3.028%	4,525,000	4,219,983
Total			20,706,929
Other REIT 0.2%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	2,000,000	2,041,540
CyrusOne LP/Finance Corp.(b)
03/15/2024	5.000%	106,000	110,255
03/15/2024	5.000%	12,000	12,484
03/15/2027	5.375%	50,000	52,582
03/15/2027	5.375%	17,000	17,831
Duke Realty LP
02/15/2021	3.875%	3,150,000	3,262,153
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,070,440
02/01/2026	4.500%	520,000	545,030
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,538,760
Life Storage LP(e)
12/15/2027	3.875%	2,500,000	2,476,248
ProLogis LP
02/01/2021	3.350%	1,000,000	1,034,304
08/15/2023	4.250%	1,600,000	1,719,902
Select Income REIT
05/15/2024	4.250%	1,865,000	1,858,812
Total			16,740,341
Packaging 0.1%
Amcor Finance USA, Inc.(b)
04/28/2026	3.625%	1,250,000	1,236,744
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
06/30/2021	6.000%	150,000	154,416
05/15/2023	4.625%	500,000	514,260
05/15/2024	7.250%	275,000	301,334
02/15/2025	6.000%	403,000	427,899
Berry Global, Inc.
07/15/2023	5.125%	168,000	175,978
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,000,000	1,006,533
Multi-Color Corp.(b)
11/01/2025	4.875%	123,000	123,964
Novolex (b)
01/15/2025	6.875%	78,000	80,678
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(b)
01/15/2022	5.000%	50,000	52,433
08/15/2023	5.875%	100,000	108,766
01/15/2025	5.375%	150,000	159,375
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,380,000	1,403,606
Reynolds Group Issuer, Inc./LLC(b)
07/15/2024	7.000%	134,000	143,693
Sealed Air Corp.(b)
04/01/2023	5.250%	900,000	967,682
Total			6,857,361
Paper 0.2%
Celulosa Arauco y Constitucion SA(b)
11/02/2027	3.875%	1,950,000	1,926,668
Fibria Overseas Finance, Ltd.
01/14/2025	4.000%	2,790,000	2,773,770
International Paper Co.
11/15/2039	7.300%	2,000,000	2,771,664
05/15/2046	5.150%	2,075,000	2,366,548
08/15/2047	4.400%	55,000	56,381
Packaging Corp. of America
11/01/2023	4.500%	1,070,000	1,154,733
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,647,513
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,089,717
03/15/2032	7.375%	1,630,000	2,241,617
Total			16,028,611
Pharmaceuticals 1.2%
AbbVie, Inc.
05/14/2018	1.800%	1,000,000	999,980
05/14/2020	2.500%	1,200,000	1,203,775
05/14/2025	3.600%	4,995,000	5,101,239
Actavis, Inc.
10/01/2042	4.625%	1,000,000	1,024,604
Allergan Funding SCS
06/15/2019	2.450%	2,000,000	2,002,156
03/15/2025	3.800%	2,000,000	2,018,828
03/15/2035	4.550%	1,000,000	1,033,976
03/15/2045	4.750%	1,220,000	1,278,527
Amgen, Inc.
05/22/2019	2.200%	5,740,000	5,747,135
11/02/2027	3.200%	5,160,000	5,110,381
05/01/2045	4.400%	4,140,000	4,370,925
06/15/2048	4.563%	2,043,000	2,204,875
AstraZeneca PLC
06/12/2027	3.125%	1,854,000	1,824,846

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayer US Finance LLC(b)
10/08/2019	2.375%	1,310,000	1,310,347
10/08/2024	3.375%	520,000	527,129
Catalent Pharma Solutions, Inc.(b)
01/15/2026	4.875%	23,000	23,331
Celgene Corp.
08/15/2025	3.875%	690,000	711,440
05/15/2044	4.625%	555,000	577,958
08/15/2045	5.000%	4,000,000	4,411,508
11/15/2047	4.350%	2,060,000	2,083,599
Endo Dac/Finance LLC/Finco, Inc.(b)
07/15/2023	6.000%	250,000	195,680
Endo Dac/Finance LLC/Finco, Inc.(b),(i)
02/01/2025	6.000%	475,000	368,802
Gilead Sciences, Inc.
09/20/2019	1.850%	2,240,000	2,230,906
04/01/2021	4.500%	1,500,000	1,594,140
09/01/2023	2.500%	1,355,000	1,333,790
02/01/2025	3.500%	1,310,000	1,344,703
02/01/2045	4.500%	3,114,000	3,350,163
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)
08/01/2023	6.375%	293,000	301,513
Johnson & Johnson
12/05/2033	4.375%	2,625,000	2,959,706
03/03/2037	3.625%	2,280,000	2,357,322
01/15/2038	3.400%	3,705,000	3,711,788
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	305,648
Mallinckrodt International Finance SA/CB LLC(b)
04/15/2020	4.875%	50,000	48,376
10/15/2023	5.625%	150,000	131,815
04/15/2025	5.500%	200,000	169,389
Mylan NV
06/15/2021	3.150%	4,530,000	4,553,801
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	6,900,000	6,834,222
09/23/2021	2.400%	3,500,000	3,441,112
09/23/2023	2.875%	2,640,000	2,582,601
09/23/2026	3.200%	2,310,000	2,225,602
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	1,957,298
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	1,088,000	907,187
Valeant Pharmaceuticals International, Inc.(b)
03/15/2020	5.375%	2,000,000	1,979,988
07/15/2021	7.500%	350,000	345,455
12/01/2021	5.625%	225,000	209,007
03/01/2023	5.500%	600,000	516,786
05/15/2023	5.875%	550,000	481,408
03/15/2024	7.000%	98,000	105,104
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2025	6.125%	2,590,000	2,220,221
11/01/2025	5.500%	719,000	728,138
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,157,498
Total			95,215,728
Property & Casualty 0.5%
American Financial Group, Inc.
08/15/2026	3.500%	3,555,000	3,518,863
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,098,121
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%	3,850,000	4,258,662
Berkshire Hathaway, Inc.
03/15/2026	3.125%	850,000	855,387
Chubb Corp. (The)(a)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.609%	5,230,000	5,187,632
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	934,265
CNA Financial Corp.
08/15/2021	5.750%	925,000	1,015,773
08/15/2027	3.450%	3,828,000	3,764,260
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%	1,000,000	1,270,309
07/15/2048	7.200%	1,615,000	2,125,542
Farmers Exchange Capital II(b),(i)
Subordinated
11/01/2053	6.151%	2,700,000	3,107,147
HUB International Ltd.(b)
10/01/2021	7.875%	393,000	409,268
Liberty Mutual Group, Inc.(b)
05/01/2022	4.950%	2,570,000	2,785,438
06/15/2023	4.250%	275,000	290,504
05/01/2042	6.500%	1,080,000	1,418,326
08/01/2044	4.850%	1,000,000	1,096,548
Loews Corp.
05/15/2043	4.125%	1,059,000	1,074,421
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.610%	1,725,000	1,719,001
Total			35,929,467

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	305,554
09/01/2022	3.050%	475,000	485,713
03/15/2043	4.450%	2,500,000	2,761,600
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	639,866
CSX Corp.
05/30/2042	4.750%	1,071,000	1,186,567
11/01/2066	4.250%	4,319,000	4,231,381
Union Pacific Corp.
02/15/2019	2.250%	765,000	767,056
09/15/2067	4.100%	3,660,000	3,670,568
Total			14,048,305
Refining 0.1%
Andeavor
04/01/2024	5.125%	225,000	236,515
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,073,964
Phillips 66
11/15/2044	4.875%	1,550,000	1,711,821
Raizen Fuels Finance SA(b)
01/20/2027	5.300%	900,000	945,634
Valero Energy Corp.
03/15/2019	9.375%	2,000,000	2,175,054
09/15/2026	3.400%	2,075,000	2,061,678
Total			8,204,666
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
05/15/2024	4.250%	1,563,000	1,566,776
10/15/2025	5.000%	157,000	160,893
Brinker International, Inc.(b)
10/01/2024	5.000%	1,425,000	1,429,845
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
06/01/2026	5.250%	188,000	199,579
Total			3,357,093
Retail REIT 0.2%
Brixmor Operating Partnership LP
06/15/2024	3.650%	3,675,000	3,642,829
DDR Corp.
06/01/2027	4.700%	2,815,000	2,902,197
Kimco Realty Corp.
11/01/2022	3.400%	290,000	296,097
03/01/2024	2.700%	2,698,000	2,613,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Realty Income Corp.(e)
01/15/2028	3.650%	3,660,000	3,643,578
Simon Property Group LP(e)
12/01/2027	3.375%	2,745,000	2,723,424
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
10/05/2020	3.250%	2,975,000	3,019,961
Total			18,842,038
Retailers 0.5%
Alimentation Couche-Tard, Inc.(b)
07/26/2022	2.700%	2,790,000	2,758,010
07/26/2027	3.550%	2,500,000	2,487,732
AutoNation, Inc.
01/15/2021	3.350%	660,000	670,047
11/15/2024	3.500%	5,175,000	5,128,146
AutoZone, Inc.
04/21/2026	3.125%	415,000	402,121
CVS Health Corp.
12/05/2023	4.000%	515,000	536,272
07/20/2025	3.875%	877,000	896,625
06/01/2026	2.875%	2,320,000	2,196,376
07/20/2045	5.125%	705,000	774,288
CVS Pass-Through Trust(b)
01/10/2036	4.704%	126,523	133,558
08/11/2036	4.163%	1,935,706	1,944,995
Hanesbrands, Inc.(b)
05/15/2026	4.875%	75,000	76,397
Hot Topic, Inc.(b)
06/15/2021	9.250%	2,000,000	1,494,072
L Brands, Inc.
02/15/2022	5.625%	4,000,000	4,305,508
11/01/2035	6.875%	141,000	142,410
Lithia Motors, Inc.(b)
08/01/2025	5.250%	27,000	28,346
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,456,371
Michael Kors USA, Inc.(b)
11/01/2024	4.000%	1,040,000	1,044,380
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	684,550
Party City Holdings, Inc.(b)
08/15/2023	6.125%	425,000	443,483
Penske Automotive Group, Inc.
12/01/2024	5.375%	158,000	160,718
PetSmart, Inc.(b)
03/15/2023	7.125%	725,000	529,250
Rite Aid Corp.(b)
04/01/2023	6.125%	375,000	346,954

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	3,050,000	3,117,902
11/18/2044	4.800%	1,950,000	2,045,369
Wal-Mart Stores, Inc.
04/22/2024	3.300%	2,100,000	2,187,244
Total			35,991,124
Supermarkets 0.1%
Ahold Finance USA LLC
05/01/2029	6.875%	1,800,000	2,221,382
Kroger Co. (The)
12/15/2018	6.800%	3,060,000	3,207,835
04/15/2042	5.000%	1,209,000	1,241,918
02/01/2047	4.450%	155,000	150,387
01/15/2048	4.650%	3,326,000	3,321,932
Total			10,143,454
Supranational 0.2%
Corp. Andina de Fomento
01/06/2023	2.750%	1,150,000	1,140,423
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,517,915
09/27/2021	2.125%	5,805,000	5,696,417
06/15/2022	4.375%	400,000	427,753
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,148,380
North American Development Bank
10/26/2022	2.400%	1,950,000	1,924,736
Total			13,855,624
Technology 1.9%
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,444,433
02/09/2022	2.500%	540,000	542,119
09/12/2027	2.900%	3,025,000	2,984,038
05/06/2044	4.450%	550,000	609,888
09/12/2047	3.750%	6,795,000	6,769,267
Ascend Learning LLC(b)
08/01/2025	6.875%	47,000	48,872
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	16,705,000	16,383,429
Camelot Finance SA(b)
10/15/2024	7.875%	208,000	223,038
CDK Global, Inc.(b)
06/01/2027	4.875%	289,000	296,624
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	182,783
12/01/2024	5.500%	300,000	326,744
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.340% 09/20/2019	1.665%	3,645,000	3,660,725
Citrix Systems, Inc.
12/01/2027	4.500%	5,150,000	5,201,057
CommScope Technologies LLC(b)
06/15/2025	6.000%	3,200,000	3,430,432
CommScope, Inc.(b)
06/15/2024	5.500%	250,000	263,068
Corning, Inc.
11/15/2057	4.375%	3,700,000	3,640,663
Dell International LLC/EMC Corp.(b)
06/01/2019	3.480%	3,500,000	3,543,239
06/15/2026	6.020%	870,000	957,932
Equifax, Inc.
12/15/2022	3.300%	375,000	369,440
Equinix, Inc.
01/15/2026	5.875%	484,000	525,251
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,558,945
First Data Corp.(b)
08/15/2023	5.375%	225,000	233,760
12/01/2023	7.000%	5,088,000	5,392,756
01/15/2024	5.000%	450,000	466,207
Flextronics International Ltd.
06/15/2025	4.750%	385,000	413,441
Gartner, Inc.(b)
04/01/2025	5.125%	274,000	286,410
Genpact Luxembourg SARL(b)
04/01/2022	3.700%	3,425,000	3,417,218
Hewlett Packard Enterprise Co.(i)
10/05/2018	2.850%	2,000,000	2,012,282
10/15/2020	3.600%	690,000	706,464
10/15/2025	4.900%	3,155,000	3,285,011
Hewlett Packard Enterprise Co.(b)
10/04/2019	2.100%	8,335,000	8,283,398
HP, Inc.
06/01/2021	4.300%	3,865,000	4,062,018
Infor US, Inc.
05/15/2022	6.500%	350,000	361,030
Informatica LLC(b)
07/15/2023	7.125%	140,000	142,806
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,075,001
Microsoft Corp.
02/06/2027	3.300%	2,000,000	2,058,444
02/12/2055	4.000%	640,000	671,431
02/06/2057	4.500%	4,300,000	4,927,026

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(b)
08/01/2026	4.750%	382,000	404,169
NCR Corp.
02/15/2021	4.625%	600,000	605,329
07/15/2022	5.000%	50,000	50,743
12/15/2023	6.375%	125,000	131,519
Nuance Communications, Inc.(b)
08/15/2020	5.375%	1,482,000	1,499,408
NXP BV/Funding LLC(b)
06/01/2021	4.125%	850,000	875,792
Oracle Corp.
10/08/2019	2.250%	3,000,000	3,013,584
09/15/2023	2.400%	9,770,000	9,616,748
11/15/2024	2.950%	3,775,000	3,790,043
11/15/2027	3.250%	8,100,000	8,194,406
11/15/2047	4.000%	2,610,000	2,695,107
Pitney Bowes, Inc.(i)
05/15/2022	3.875%	1,725,000	1,597,997
Pitney Bowes, Inc.
04/01/2023	4.700%	3,520,000	3,271,270
PTC, Inc.
05/15/2024	6.000%	187,000	200,688
Qualitytech LP/QTS Finance Corp.(b)
11/15/2025	4.750%	114,000	115,744
Seagate HDD Cayman(b)
03/01/2024	4.875%	4,855,000	4,852,534
Sensata Technologies BV(b)
10/01/2025	5.000%	150,000	160,268
Sensata Technologies UK Financing Co. PLC(b)
02/15/2026	6.250%	2,957,000	3,223,148
Solera LLC/Finance, Inc.(b)
03/01/2024	10.500%	98,000	110,346
SS&C Technologies Holdings, Inc.
07/15/2023	5.875%	275,000	290,817
Symantec Corp.(b)
04/15/2025	5.000%	273,000	286,197
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	6.750%	73,000	73,313
06/01/2025	6.750%	43,000	43,127
Total System Services, Inc.
04/01/2026	4.800%	1,415,000	1,535,439
VeriSign, Inc.
05/01/2023	4.625%	286,000	294,574
07/15/2027	4.750%	176,000	181,581
Western Digital Corp.
04/01/2024	10.500%	3,750,000	4,354,297
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xerox Corp.
03/15/2023	3.625%	5,185,000	5,038,249
Total			148,263,127
Tobacco 0.2%
BAT Capital Corp.(b)
08/14/2020	2.297%	5,040,000	5,011,232
08/15/2022	2.764%	1,000,000	993,002
Philip Morris International, Inc.
03/02/2028	3.125%	3,665,000	3,631,722
Reynolds American, Inc.
06/12/2018	2.300%	1,135,000	1,137,280
06/12/2025	4.450%	1,325,000	1,413,046
08/04/2041	7.000%	1,170,000	1,567,296
08/15/2045	5.850%	1,450,000	1,768,295
Total			15,521,873
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/2025	5.250%	167,000	164,061
ERAC USA Finance LLC(b)
10/01/2020	5.250%	2,500,000	2,680,162
11/15/2024	3.850%	2,500,000	2,583,158
12/01/2026	3.300%	3,435,000	3,360,759
03/15/2042	5.625%	1,689,000	1,939,632
11/01/2046	4.200%	1,041,000	996,156
Hertz Corp. (The)
04/15/2019	6.750%	1,779,000	1,779,000
Hertz Corp. (The)(b)
06/01/2022	7.625%	99,000	102,213
Penske Truck Leasing Co. LP/Finance Corp.(b)
04/01/2021	3.300%	2,000,000	2,041,546
02/01/2022	3.375%	1,200,000	1,223,564
Ryder System, Inc.
11/15/2018	2.450%	660,000	662,051
06/01/2019	2.550%	1,500,000	1,506,410
United Parcel Service, Inc.
11/15/2027	3.050%	885,000	882,423
11/15/2047	3.750%	3,700,000	3,734,436
Total			23,655,571
Wireless 0.3%
America Movil SAB de CV
03/30/2020	5.000%	300,000	317,324
07/16/2022	3.125%	200,000	203,078
American Tower Corp.
02/15/2024	5.000%	665,000	730,463
Digicel Group Ltd.(b)
09/30/2020	8.250%	600,000	579,119

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(b)
10/01/2022	4.000%	948,000	952,940
SBA Communications Corp.
09/01/2024	4.875%	972,000	1,005,907
SFR Group SA(b)
05/01/2026	7.375%	649,000	653,871
SoftBank Group Corp.(b)
04/15/2020	4.500%	500,000	512,158
Sprint Capital Corp.
03/15/2032	8.750%	1,000,000	1,157,798
Sprint Communications, Inc.
04/15/2022	9.250%	3,339,000	4,019,866
Sprint Corp.
09/15/2023	7.875%	525,000	565,646
06/15/2024	7.125%	425,000	442,316
02/15/2025	7.625%	462,000	491,199
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	8,290,000	8,353,327
T-Mobile USA, Inc.
03/01/2023	6.000%	50,000	52,483
04/01/2023	6.625%	600,000	627,824
04/28/2023	6.836%	50,000	52,539
03/01/2025	6.375%	350,000	375,482
01/15/2026	6.500%	591,000	646,649
Wind Tre SpA(b)
01/20/2026	5.000%	116,000	111,001
Total			21,850,990
Wirelines 0.9%
AT&T, Inc.
02/17/2026	4.125%	2,000,000	2,035,892
03/01/2037	5.250%	5,530,000	5,768,371
08/14/2037	4.900%	2,755,000	2,746,355
06/15/2044	4.800%	7,950,000	7,700,426
05/15/2046	4.750%	3,220,000	3,069,449
03/01/2047	5.450%	3,985,000	4,192,794
03/09/2049	4.550%	3,385,000	3,120,330
08/14/2058	5.300%	1,860,000	1,841,136
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,506,643
03/15/2022	5.800%	52,000	49,883
12/01/2023	6.750%	254,000	244,592
Deutsche Telekom International Finance BV
06/01/2032	9.250%	625,000	976,230
Frontier Communications Corp.
09/15/2025	11.000%	290,000	223,149
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
02/01/2023	5.625%	850,000	859,859
01/15/2024	5.375%	50,000	50,080
05/01/2025	5.375%	789,000	791,536
03/15/2026	5.250%	200,000	196,312
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,260,565
Telecom Italia Capital SA
09/30/2034	6.000%	55,000	61,280
Telecom Italia SpA(b)
05/30/2024	5.303%	201,000	214,643
Telefonica Emisiones SAU
04/27/2018	3.192%	870,000	874,353
Verizon Communications, Inc.(b)
02/15/2025	3.376%	622,000	621,703
Verizon Communications, Inc.
08/10/2033	4.500%	9,435,000	9,759,894
11/01/2034	4.400%	2,000,000	2,009,846
11/01/2042	3.850%	1,395,000	1,235,970
08/21/2046	4.862%	3,500,000	3,576,667
Zayo Group LLC/Capital, Inc.(b)
01/15/2027	5.750%	8,001,000	8,228,804
Total			67,216,762
Total Corporate Bonds & Notes (Cost $2,582,485,901)			2,617,454,058

Fixed-Income Funds 0.3%
	Shares	Value ($)
Investment Grade 0.3%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(l)	2,175,484	21,754,841
Total Fixed-Income Funds (Cost $21,396,889)		21,754,841

Foreign Government Obligations(m) 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.1%
Argentine Republic Government International Bond(i)
04/22/2021	6.875%	1,800,000	1,957,641
12/31/2033	8.280%	112,163	131,175
Argentine Republic Government International Bond
12/31/2033	8.280%	1,934,813	2,225,154
Provincia de Buenos Aires(b)
06/09/2021	9.950%	1,770,000	2,053,720

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
YPF SA(b)
03/23/2021	8.500%	1,480,000	1,675,848
Total			8,043,538
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(b)
06/10/2019	6.500%	100,000	105,374
06/10/2019	6.500%	100,000	105,374
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	2,900,000	2,928,812
Brazilian Government International Bond
01/05/2023	2.625%	1,450,000	1,393,959
01/20/2034	8.250%	150,000	196,593
01/07/2041	5.625%	800,000	818,002
Petrobras Global Finance BV
05/23/2021	8.375%	1,500,000	1,707,777
05/20/2023	4.375%	1,950,000	1,926,770
01/17/2027	7.375%	3,950,000	4,357,857
Total			13,540,518
Canada 0.2%
CDP Financial, Inc.(b)
11/25/2019	4.400%	10,000,000	10,433,230
CNOOC Nexen Finance ULC
04/30/2024	4.250%	400,000	422,802
NOVA Chemicals Corp.(b)
06/01/2024	4.875%	120,000	121,909
Province of Manitoba
06/22/2026	2.125%	300,000	283,388
Province of Ontario
04/14/2020	4.400%	600,000	630,604
Province of Quebec(i)
02/27/2026	7.140%	1,230,000	1,580,438
Total			13,472,371
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	640,000	632,217
Corporación Nacional del Cobre de Chile(b)
11/04/2044	4.875%	200,000	220,581
Total			852,798
China 0.0%
Industrial & Commercial Bank of China Ltd.(b),(i)
Junior Subordinated
12/31/2049	6.000%	200,000	207,545
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	900,000	963,020
06/15/2045	5.000%	600,000	629,023
Total			1,592,043
Croatia 0.0%
Croatia Government International Bond(b)
01/26/2024	6.000%	700,000	797,896
01/26/2024	6.000%	300,000	341,956
Total			1,139,852
Dominican Republic 0.1%
Dominican Republic International Bond(b)
05/06/2021	7.500%	4,000,000	4,374,128
05/06/2021	7.500%	100,000	109,353
01/28/2024	6.600%	500,000	561,840
01/27/2025	5.500%	100,000	105,984
01/27/2025	5.500%	100,000	105,984
Total			5,257,289
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,910,463
France 0.0%
Dexia Credit Local SA(b)
09/15/2021	1.875%	1,750,000	1,711,722
Hong Kong 0.0%
CITIC Ltd.(b)
01/21/2018	6.875%	200,000	201,199
Hungary 0.1%
Hungary Government International Bond
02/19/2018	4.125%	70,000	70,351
03/29/2021	6.375%	546,000	609,709
02/21/2023	5.375%	3,400,000	3,800,510
11/22/2023	5.750%	2,000,000	2,297,114
03/25/2024	5.375%	430,000	488,418
Magyar Export-Import Bank Zrt.(b)
01/30/2020	4.000%	800,000	821,709
Total			8,087,811
India 0.0%
Export-Import Bank of India(b)
08/05/2026	3.375%	860,000	845,357
Indonesia 0.1%
Perusahaan Listrik Negara PT(b)
05/15/2027	4.125%	5,000,000	4,997,355

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Pertamina Persero(b)
05/20/2043	5.625%	250,000	273,532
05/30/2044	6.450%	200,000	240,117
PT Perusahaan Gas Negara Persero Tbk(b)
05/16/2024	5.125%	1,700,000	1,832,297
Total			7,343,301
Israel 0.0%
Israel Electric Corp., Ltd.(b)
01/15/2019	7.250%	200,000	210,061
Japan 0.2%
Development Bank of Japan, Inc.(b)
09/01/2022	2.125%	2,600,000	2,552,506
Japan Bank for International Cooperation
05/29/2019	1.750%	5,000,000	4,969,510
02/24/2020	2.250%	1,400,000	1,398,715
11/16/2022	2.375%	2,400,000	2,377,089
Japan Finance Organization for Municipalities(b)
04/20/2022	2.625%	1,600,000	1,596,581
Total			12,894,401
Kazakhstan 0.0%
Kazakhstan Government International Bond(b)
07/21/2025	5.125%	900,000	1,006,692
KazMunayGas National Co. JSC(b)
04/19/2022	3.875%	950,000	963,715
04/19/2027	4.750%	300,000	313,560
Total			2,283,967
Mexico 0.4%
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	2,058,314
10/02/2023	4.000%	200,000	210,409
01/30/2025	3.600%	1,000,000	1,021,419
03/08/2044	4.750%	2,738,000	2,806,135
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,203,415
01/21/2021	5.500%	1,600,000	1,707,725
06/15/2038	6.625%	50,000	53,056
Petroleos Mexicanos
07/18/2018	3.500%	55,000	55,489
02/04/2021	6.375%	3,815,000	4,165,103
12/20/2022	1.700%	563,750	556,584
01/15/2025	4.250%	300,000	298,971
08/04/2026	6.875%	4,060,000	4,630,694
01/23/2045	6.375%	940,000	961,236
01/23/2046	5.625%	300,000	281,798
09/21/2047	6.750%	2,100,000	2,220,191
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(b)
03/13/2022	5.375%	1,250,000	1,336,433
03/13/2022	5.375%	600,000	641,488
03/13/2027	6.500%	1,928,000	2,128,319
03/13/2027	6.500%	755,000	833,280
09/21/2047	6.750%	2,100,000	2,224,614
Total			31,394,673
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	235,000	250,357
Oman 0.0%
Oman Government International Bond(b)
03/08/2022	3.875%	200,000	201,601
Panama 0.0%
Panama Government International Bond
03/16/2025	3.750%	200,000	209,130
01/26/2036	6.700%	840,000	1,124,463
Total			1,333,593
Peru 0.1%
Corporación Financiera de Desarrollo SA(b)
07/15/2019	3.250%	200,000	203,012
07/15/2025	4.750%	520,000	557,979
Fondo MIVIVIENDA SA(b)
01/31/2023	3.500%	300,000	304,227
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,426,973
11/18/2050	5.625%	150,000	192,457
Petroleos del Peru SA(b)
06/19/2032	4.750%	200,000	204,760
Total			3,889,408
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	521,319
10/23/2034	6.375%	275,000	367,788
Power Sector Assets & Liabilities Management Corp.(b)
05/27/2019	7.250%	100,000	107,383
Total			996,490
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	305,777
Qatar 0.0%
Nakilat, Inc.(b)
12/31/2033	6.067%	1,164,000	1,360,589

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QNB Finance Ltd.(b)
10/31/2018	2.750%	200,000	199,783
Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/2020	5.298%	534,148	551,309
Total			2,111,681
Romania 0.0%
Romanian Government International Bond(b)
08/22/2023	4.375%	150,000	160,896
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(b)
04/28/2034	8.625%	200,000	270,604
Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
07/25/2018	5.100%	200,000	202,800
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%	800,000	850,982
09/16/2023	4.875%	200,000	217,790
04/04/2042	5.625%	800,000	891,490
Total			2,433,666
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	500,000	507,846
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	397,483
Korea Development Bank (The)
03/11/2020	2.500%	300,000	298,317
09/14/2022	3.000%	200,000	200,193
Total			895,993
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,565,271
03/23/2023	3.250%	950,000	892,503
Total			4,457,774
United Arab Emirates 0.0%
DP World Ltd.(b)
07/02/2037	6.850%	300,000	370,745
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	850,000	918,327
06/18/2050	5.100%	200,000	220,890
Total			1,139,217
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.0%
CNPC General Capital Ltd.(b)
11/25/2019	2.700%	300,000	300,544
Franshion Brilliant Ltd.(b)
03/19/2019	5.750%	400,000	413,887
Sinochem Offshore Capital Co., Ltd.(b)
04/29/2019	3.250%	200,000	201,854
Sinopec Group Overseas Development Ltd.(b)
04/28/2025	3.250%	400,000	397,571
04/28/2025	3.250%	300,000	298,179
Total			1,612,035
Total Foreign Government Obligations (Cost $128,715,145)			131,655,988

Inflation-Indexed Bonds 0.8%

United States 0.8%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	12,295,513	12,181,567
07/15/2026	0.125%	13,890,518	13,434,936
07/15/2027	0.375%	14,151,225	13,917,493
02/15/2047	0.875%	20,316,678	20,334,809
Total			59,868,805
Total Inflation-Indexed Bonds (Cost $60,189,201)			59,868,805

Municipal Bonds 0.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,787,780
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	2,984,586
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	738,398
Total			9,510,764

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	270,000	322,224
Series 2015B
01/01/2033	7.375%	200,000	229,124
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	1,080,000	1,156,842
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,043,733
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,439,270
Total			9,191,193
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,399,422
Sales Tax 0.0%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	1,685,000	2,275,306
Puerto Rico Sales Tax Financing Corp.(j),(n)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	0.000%	500,000	198,250
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	0.000%	1,575,000	153,562
1st Series 2009B
08/01/2044	0.000%	285,000	27,788
1st Series 2010C
08/01/2041	0.000%	1,460,000	142,350
Total			2,797,256
Special Non Property Tax 0.1%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,160,000	3,493,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,506,075
Total			5,999,992
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	2,650,000	2,723,564
State General Obligation 0.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016G
09/01/2046	3.000%	4,200,000	3,821,202
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,236,872
Taxable-Various Purpose
Series 2010
03/01/2019	6.200%	2,700,000	2,843,532
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	2,395,000	2,890,478
10/01/2034	5.000%	7,350,000	8,828,158
Total			19,620,242
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,785,306
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,190,256
Total			4,975,562
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	615,000	800,097

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Revenue Bonds
Series 2010 (BAM)
06/15/2043	5.440%	1,550,000	2,028,640
Total			2,828,737
Total Municipal Bonds (Cost $59,889,125)			60,046,732

Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Bank of America Corp.
12/31/2049	6.204%	38,899	1,000,482
M&T Bank Corp.(i)
12/31/2049	6.375%	2,803	3,054,696
12/31/2049	6.375%	435	461,100
State Street Corp.(i)
12/31/2049	5.350%	50,949	1,391,417
12/31/2049	5.900%	33,269	926,542
Total			6,834,237
Property & Casualty 0.0%
Allstate Corp. (The)(i)
01/15/2053	5.100%	15,838	420,182
Total Preferred Debt (Cost $6,896,985)			7,254,419

Residential Mortgage-Backed Securities - Agency 19.0%

Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	264	267
03/01/2022- 08/01/2022	8.500%	5,551	5,923
08/01/2024- 02/01/2025	8.000%	25,445	27,639
10/01/2028- 07/01/2032	7.000%	321,053	362,067
03/01/2031- 08/01/2047	3.000%	67,648,227	67,624,048
10/01/2031- 07/01/2037	6.000%	982,906	1,127,580
12/01/2031	2.500%	8,955,565	8,943,009
04/01/2033- 09/01/2039	5.500%	1,859,938	2,073,816
10/01/2039- 05/01/2041	5.000%	866,060	941,487
09/01/2040- 05/01/2047	4.000%	35,604,850	37,316,117
09/01/2040- 07/01/2041	4.500%	3,013,168	3,215,428
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2045- 04/01/2047	3.500%	68,630,250	70,620,426
CMO Series 3071 Class ZP
11/15/2035	5.500%	5,834,269	7,053,397
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	1,967,425
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,309,040	2,457,689
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	824,713
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,216,021
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,684,295
CMO Series 4396 Class PZ
06/15/2037	3.000%	677,952	630,584
CMO Series 4496 Class PZ
07/15/2045	2.500%	607,382	520,118
Federal Home Loan Mortgage Corp.(e)
12/13/2047	3.500%	16,250,000	16,657,384
Federal Home Loan Mortgage Corp.(a)
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% 11/15/2031	1.676%	387,692	388,650
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% 01/15/2033	1.626%	881,900	879,621
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% 03/15/2035	1.476%	464,665	464,979
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% 05/15/2030	1.426%	617,823	613,743
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% 08/15/2035	1.926%	1,521,140	1,546,241
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% 04/15/2026	1.526%	1,284,322	1,284,708
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% 01/15/2037	2.492%	742,561	748,083
CMO Series 3785 Class LS
1-month USD LIBOR + 9.900% 01/15/2041	7.449%	2,032,007	2,297,039

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	92,242	95,825
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% 12/15/2026	1.526%	1,207,425	1,208,858
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	1.635%	781,325	768,604
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% 02/15/2042	1.526%	3,151,696	3,147,302
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% 06/15/2042	1.576%	596,312	597,735
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% 12/15/2039	1.526%	728,703	726,551
Federal Home Loan Mortgage Corp.(a),(g)
CMO Series 3404 Class AS
1-month USD LIBOR + 5.895% 01/15/2038	4.669%	4,501,075	629,599
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 3833 Class LI
10/15/2040	1.794%	24,413,090	1,463,867
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K051 Class X1
09/25/2025	0.686%	19,094,002	679,483
CMO Series K058 Class X1
08/25/2026	1.058%	2,481,918	168,356
CMO Series KW02 Class X1
12/25/2026	0.447%	11,753,177	231,265
Federal National Mortgage Association
04/01/2023	8.500%	1,224	1,234
06/01/2024	9.000%	4,260	4,534
02/01/2025- 08/01/2027	8.000%	45,763	50,675
03/01/2026- 07/01/2038	7.000%	997,862	1,145,267
02/01/2027- 10/01/2047	3.000%	55,184,581	55,634,465
04/01/2027- 06/01/2032	7.500%	86,738	96,447
05/01/2029- 10/01/2040	6.000%	3,348,007	3,806,954
01/01/2031	2.500%	4,258,603	4,265,018
03/01/2033- 04/01/2041	5.500%	1,626,356	1,826,304
10/01/2033- 02/01/2047	3.500%	137,868,664	142,035,102
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2039- 10/01/2041	5.000%	7,569,667	8,205,158
10/01/2040- 04/01/2047	4.500%	38,662,006	41,211,701
02/01/2041- 07/01/2047	4.000%	152,946,185	160,747,176
CMO Series 2003-82 Class Z
08/25/2033	5.500%	230,861	252,259
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	882,725
CMO Series 2009-111 Class DA
12/25/2039	5.000%	288,150	300,272
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	917,975
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	949,215
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	2,020,025
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	621,154
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,915,147
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,883,978
CMO Series 2017-72 Class B
09/25/2047	3.000%	16,573,814	16,783,715
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,031,412
Federal National Mortgage Association(e)
01/23/2032- 12/13/2047	3.000%	65,685,000	66,325,384
12/18/2032	2.500%	25,150,000	25,094,984
01/18/2047- 12/13/2047	3.500%	72,420,000	74,202,800
01/18/2047- 12/13/2047	4.000%	79,825,000	83,375,923
12/13/2047	4.500%	39,435,000	41,945,128
Federal National Mortgage Association(a)
6-month USD LIBOR + 0.000% 04/01/2034	2.873%	190,665	196,250
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% 08/17/2032	1.559%	397,427	397,529
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% 12/25/2032	1.838%	2,366,313	2,400,349
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% 12/25/2034	1.416%	1,458,094	1,449,142

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-71 Class SH
1-month USD LIBOR + 15.738% 05/25/2035	12.548%	271,547	373,840
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% 09/25/2037	1.706%	978,656	976,928
CMO Series 2007-W7 Class 1A4
1-month USD LIBOR + 39.180% 07/25/2037	31.883%	153,072	208,823
CMO Series 2008-15 Class AS
1-month USD LIBOR + 33.000% 08/25/2036	26.920%	738,487	1,231,363
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% 06/25/2039	1.716%	2,762,712	2,777,556
CMO Series 2010-142 Class HS
1-month USD LIBOR + 10.000% 12/25/2040	7.516%	1,124,387	1,135,266
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% 10/25/2040	1.766%	880,081	885,306
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% 07/25/2034	1.816%	1,265,822	1,266,467
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% 08/25/2025	1.666%	1,303,935	1,304,545
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% 10/25/2026	1.516%	1,296,429	1,295,595
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% 02/25/2042	1.716%	2,940,422	2,963,676
CMO Series 2012-115 Class MT
1-month USD LIBOR + 13.500% 10/25/2042	4.500%	2,052,437	1,896,735
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% 08/25/2037	1.666%	360,576	362,027
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% 05/25/2027	1.616%	1,932,131	1,943,819
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% 06/25/2039	1.666%	2,361,052	2,357,776
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class GT
1-month USD LIBOR + 18.000% 01/25/2043	4.500%	1,928,491	1,799,573
Federal National Mortgage Association(o)
02/01/2046	3.500%	10,333,070	10,603,212
Federal National Mortgage Association(a),(g)
CMO Series 2006-43 Class SJ
1-month USD LIBOR + 6.590% 06/25/2036	5.374%	2,299,919	358,988
CMO Series 2016-32 Class SA
1-month USD LIBOR + 6.100% 10/25/2034	4.884%	6,978,698	1,054,731
Federal National Mortgage Association(f)
CMO Series 2016-32 Class TG
01/25/2043	4.500%	1,802,411	1,676,857
CMO Series 2016-40 Class GA
07/25/2046	3.483%	4,556,190	4,771,656
Federal National Mortgage Association(p)
CMO Series G93-28 Class E
07/25/2022	0.000%	239,917	229,797
CMO STRIPS Series 43 Class 1
09/25/2018	0.000%	106	105
Government National Mortgage Association
05/15/2040- 09/20/2047	5.000%	14,853,697	15,948,624
05/20/2041- 02/20/2047	4.500%	9,445,055	9,975,011
02/15/2042	4.000%	2,155,704	2,268,419
03/20/2046- 04/20/2047	3.500%	42,215,640	43,703,410
12/20/2046- 05/20/2047	3.000%	22,225,802	22,419,741
08/20/2059	5.500%	4,677	4,674
12/20/2060	4.287%	43,083	43,332
01/20/2061	5.305%	65,227	67,563
04/20/2061	4.340%	110,904	112,215
01/20/2062- 07/20/2066	4.645%	2,019,866	2,110,011
03/20/2062	4.558%	164,003	168,216
05/20/2062	4.151%	1,776,278	1,825,019
05/20/2062	4.465%	153,264	157,340
05/20/2062	4.507%	192,135	197,250
06/20/2062	4.579%	135,544	139,272
07/20/2062- 12/20/2062	4.600%	1,752,107	1,806,700
08/20/2062	4.493%	180,450	185,819
08/20/2062	4.520%	1,603,062	1,653,170
08/20/2062	4.530%	857,571	882,741
09/20/2062	4.505%	577,725	595,501
09/20/2062	4.525%	1,190,974	1,226,938
10/20/2062	4.466%	51,685	53,450
10/20/2062	4.479%	1,743,537	1,795,683

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2062- 08/20/2066	4.614%	1,538,186	1,666,339
02/20/2063	4.288%	413,424	427,423
02/20/2063	4.297%	225,026	233,564
02/20/2063	4.444%	978,440	1,013,998
02/20/2063	4.595%	208,291	215,524
03/20/2063	4.523%	99,404	103,025
03/20/2063	4.563%	538,286	559,198
04/20/2063	4.194%	1,565,966	1,625,755
04/20/2063	4.435%	1,463,388	1,518,680
04/20/2063	4.499%	103,507	107,307
04/20/2063	4.518%	228,506	237,137
04/20/2063	4.803%	14,890	15,139
05/20/2063	4.396%	1,650,572	1,713,098
05/20/2063	4.452%	2,166,384	2,251,890
06/20/2063	4.401%	886,401	920,286
06/20/2063	4.418%	4,522,938	4,710,903
06/20/2063- 01/20/2066	4.542%	4,067,716	4,374,602
06/20/2063	4.599%	2,928,215	3,044,104
01/20/2064	4.644%	385,911	411,340
01/20/2064	4.671%	74,440	76,457
02/20/2064	4.618%	410,391	444,297
05/20/2064	4.667%	351,565	381,068
06/20/2064	4.105%	485,214	516,037
12/20/2064	4.517%	1,217,023	1,256,160
12/20/2064	4.627%	4,227,959	4,602,101
02/20/2065	4.587%	347,625	377,030
01/20/2066	4.554%	749,238	817,560
01/20/2066	4.585%	1,062,590	1,157,777
02/20/2066	4.492%	3,547,463	3,869,169
02/20/2066	4.546%	2,532,193	2,766,761
04/20/2066	4.576%	2,480,464	2,714,643
12/20/2066	4.437%	492,855	540,207
12/20/2066	4.538%	628,864	691,047
12/20/2066	4.566%	2,117,788	2,294,147
01/20/2067	4.610%	437,094	472,833
04/20/2067	4.534%	2,639,890	2,906,118
04/20/2067	4.570%	496,549	536,422
06/20/2067	4.622%	802,132	892,641
08/20/2067	4.615%	2,352,905	2,621,992
08/20/2067	4.619%	874,682	943,027
08/20/2067	4.668%	1,116,201	1,246,192
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,217,739
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	750,487	687,925
Government National Mortgage Association(e)
12/19/2043	4.500%	50,025,000	52,683,554
12/20/2047	3.000%	45,000	45,348
12/20/2047	3.500%	110,645,000	114,416,003
12/20/2047	4.000%	9,530,000	9,952,894
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(a)
1-year CMT + 0.000% 03/20/2066	2.365%	864,873	881,734
1-year CMT + 0.000% 04/20/2066	1.925%	915,554	926,640
CMO Series 2003-60 Class GS
1-month USD LIBOR + 12.417% 05/16/2033	10.464%	391,072	433,742
CMO Series 2004-26 Class XF
1-month USD LIBOR + 0.300% 04/16/2034	1.472%	620,775	620,844
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% 08/20/2058	1.426%	435,476	431,857
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% 03/20/2041	1.678%	553,153	554,691
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% 01/20/2061	1.576%	1,533,420	1,531,830
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% 09/20/2062	1.636%	387,008	387,244
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	1.776%	292,032	292,656
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	1.726%	260,390	260,872
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% 01/20/2061	1.546%	469,461	470,068
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% 09/20/2062	1.821%	609,750	610,719
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% 04/16/2028	1.422%	752,526	750,492
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% 09/16/2043	1.322%	2,773,036	2,770,714
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% 12/20/2062	1.416%	499,316	496,473
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	1.633%	361,957	362,001

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% 07/20/2063	1.626%	792,868	793,187
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% 07/20/2063	1.576%	780,860	780,031
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% 08/20/2063	1.676%	5,225,150	5,234,208
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% 11/20/2065	1.881%	6,531,025	6,557,095
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% 12/20/2061	1.776%	1,135,816	1,139,601
CMO Series 2016-H10 Class FJ
1-month USD LIBOR + 0.600% 04/20/2066	1.676%	8,912,549	8,929,802
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% 05/20/2066	1.656%	9,356,189	9,362,598
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% 06/20/2066	1.881%	6,716,807	6,733,750
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% 08/20/2067	1.681%	25,939,690	25,874,615
Government National Mortgage Association(f),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.847%	38,980,284	1,986,299
CMO Series 2014-H05 Class AI
02/20/2064	1.367%	7,245,804	542,711
CMO Series 2014-H14 Class BI
06/20/2064	1.662%	8,794,142	799,823
CMO Series 2014-H15 Class HI
05/20/2064	1.411%	11,431,994	808,844
CMO Series 2014-H20 Class HI
10/20/2064	1.174%	4,084,429	226,541
CMO Series 2015-163 Class IO
12/16/2057	0.803%	5,257,887	284,574
CMO Series 2015-189 Class IG
01/16/2057	0.931%	31,637,763	1,954,420
CMO Series 2015-30 Class IO
07/16/2056	1.055%	8,643,095	530,226
CMO Series 2015-32 Class IO
09/16/2049	0.872%	12,401,878	700,773
CMO Series 2015-73 Class IO
11/16/2055	0.813%	8,926,097	483,338
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	1.017%	26,984,667	1,519,291
CMO Series 2016-72 Class IO
12/16/2055	0.896%	18,208,708	1,189,770
Government National Mortgage Association(d),(f),(g)
CMO Series 2015-H22 Class BI
09/20/2065	1.805%	3,625,537	320,860
Total Residential Mortgage-Backed Securities - Agency (Cost $1,475,188,845)			1,464,811,478

Residential Mortgage-Backed Securities - Non-Agency 3.8%

Ajax Mortgage Loan Trust(b)
CMO Series 2017-A Class A
04/25/2057	3.470%	3,368,192	3,377,740
ASG Resecuritization Trust(b),(f)
CMO Series 2009-2 Class G70
05/24/2036	3.197%	856,169	855,790
CMO Series 2009-2 Class G75
05/24/2036	3.197%	1,925,000	1,924,602
Asset-Backed Securities Corp. Home Equity Loan Trust(a)
CMO Series 2006-HE1 Class A4
1-month USD LIBOR + 0.300% 01/25/2036	1.628%	3,230,000	3,127,359
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,497,456	1,535,606
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	1,303,179	1,234,794
Banc of America Funding Trust(q)
CMO Series 2006-D Class 3A1
05/20/2036	3.509%	2,020,089	1,845,054
Bayview Opportunity Master Fund IIIa Trust(b)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	4,275,959	4,279,165
Bayview Opportunity Master Fund IIIb Trust(b)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	2,054,169	2,056,277
Bayview Opportunity Master Fund IVA Trust(b)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,121,918	3,210,515
Bayview Opportunity Master Fund IVb Trust(b),(f)
CMO Series 2017-RN1 Class A1
02/28/2032	3.598%	2,943,211	2,941,595
Bayview Opportunity Master Fund IVb Trust(b)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	3,495,290	3,490,673

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a)
CMO Series 2007-AA1 Class 1A2
1-month USD LIBOR + 0.160% 02/25/2047	1.184%	67,443	69,789
BCAP LLC Trust(b),(f)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.499%	90,246	90,795
CMO Series 2015-RR2 Class 23A1
03/28/2037	1.446%	1,375,633	1,371,722
BCAP LLC Trust(b)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	183,691	183,740
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	402,368	402,887
Carrington Mortgage Loan Trust(a)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% 08/25/2036	1.478%	3,800,000	2,958,703
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	3.227%	6,758,738	6,839,902
CIM Trust(b)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	17,245,726	17,061,119
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	946,658	973,480
Citigroup Commercial Mortgage Trust(b),(f),(g)
CMO Series 2017-1500 Class XCP
07/15/2019	1.492%	153,533,000	3,421,130
Citigroup Mortgage Loan Trust(b)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	3,500,000	3,535,696
Citigroup Mortgage Loan Trust, Inc.(b),(f)
CMO Series 2012-7 Class 12A1
03/25/2036	3.393%	29,573	29,548
CMO Series 2012-9 Class 1A1
02/20/2036	3.265%	73,301	73,255
CMO Series 2013-2 Class 1A1
11/25/2037	3.707%	293,576	294,970
CMO Series 2014-12 Class 3A1
10/25/2035	3.574%	1,918,300	1,939,111
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,283,814	1,318,914
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.797%	964,697	936,924
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(b),(f)
CMO Series 2009-14R Class 4A9
10/26/2035	3.499%	3,776,000	3,783,247
CMO Series 2011-12R Class 3A1
07/27/2036	2.983%	2,737,227	2,737,778
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% 12/26/2046	4.392%	6,704,087	6,754,540
Credit-Based Asset Servicing & Securitization LLC(f)
CMO Series 2005-CB7 Class AF3
11/25/2035	3.869%	1,115,600	1,114,448
CMO Series 2007-CB1 Class AF3
01/25/2037	2.076%	4,473,622	2,222,992
Downey Savings & Loan Association Mortgage Loan Trust(a)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% 10/19/2045	1.573%	2,377,904	2,356,447
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% 10/19/2036	1.483%	3,024,608	2,723,699
First Franklin Mortgage Loan Trust(a)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% 12/25/2037	1.538%	3,208,720	2,388,379
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% 03/25/2037	1.428%	5,394,001	3,558,060
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.313%	635,245	538,359
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	2.978%	2,375,006	2,406,484
GCAT LLC(b)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	4,141,501	4,149,011
CMO Series 2017-3 Class A1
04/25/2047	3.352%	4,419,840	4,425,330
GreenPoint Mortgage Funding Trust(a)
CMO Series 2006-AR8 Class 1A2A
1-month USD LIBOR + 0.180% 01/25/2047	1.508%	2	2
GSAMP Trust(a)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% 11/25/2034	1.894%	2,118,254	2,100,925

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(f)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.422%	2,282,099	2,063,333
HarborView Mortgage Loan Trust(a)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	1.483%	10,361,622	9,201,999
CMO Series 2007-4 Class 2A1
1-month USD LIBOR + 0.220% 07/19/2047	1.503%	936,621	912,372
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	1.483%	10,608,719	9,695,045
JPMorgan Alternative Loan Trust(a)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% 04/25/2047	1.608%	8,988,152	8,772,812
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	852,231	829,783
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	315,275	330,576
JPMorgan Resecuritization Trust(b),(f)
CMO Series 2014-1 Class 1016
03/26/2036	3.460%	3,749,024	3,736,864
JPMorgan Resecuritization Trust(b)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	608,163	614,498
Legacy Mortgage Asset Trust(b)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,820,163	4,825,192
Lehman XS Trust(a)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% 10/25/2035	2.128%	1,607,394	1,586,918
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% 11/25/2035	1.628%	3,630,665	3,479,004
Long Beach Mortgage Loan Trust(a)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% 02/25/2035	1.894%	5,925,000	5,963,993
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	1,100,309	1,161,641
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,457,333	1,452,464
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(a)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	1.476%	4,057,217	3,911,925
Morgan Stanley Re-Remic Trust(b),(f)
CMO Series 2010-R1 Class 2B
07/26/2035	3.555%	738,538	739,995
CMO Series 2013-R3 Class 10A
10/26/2035	3.499%	131,245	130,951
Morgan Stanley Resecuritization Trust(b),(f)
CMO Series 2013-R9 Class 2A
06/26/2046	3.442%	186,309	185,913
CMO Series 2013-R9 Class 4A
06/26/2046	3.354%	157,837	157,390
Mortgage Repurchase Agreement Financing Trust(a),(b),(c),(d)
CMO Series 2016-5 Class A
1-month USD LIBOR + 1.170% 06/10/2019	2.416%	1,600,000	1,600,000
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2017-1 Class A2
1-month USD LIBOR + 0.850% 07/10/2019	2.096%	3,730,000	3,730,881
MortgageIT Trust(a)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% 12/25/2035	1.848%	2,291,736	2,277,083
Nationstar Home Equity Loan Trust(a)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% 04/25/2037	1.488%	7,253,091	7,175,269
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	1.498%	1,093,459	1,075,515
Oaktown Re Ltd.(a),(b),(c),(d)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.579%	4,129,362	4,144,847
Pretium Mortgage Credit Partners I LLC(b),(f)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	9,602,711	9,629,961
RALI Trust(f)
CMO Series 2005-QA4 Class A41
04/25/2035	3.880%	1,196,401	1,164,664
RALI Trust(f),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.441%	57,136,738	876,026
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.600%	26,922,310	583,647

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.175%	56,464,883	326,717
Residential Asset Mortgage Products Trust(a)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% 08/25/2036	1.619%	3,745,887	3,735,534
RFMSI Trust(f)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.609%	2,232,677	1,844,991
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.714%	618,066	589,446
Securitized Asset-Backed Receivables LLC Trust(a)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% 10/25/2035	1.719%	6,421,000	6,428,193
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-20 Class 1A2
01/25/2035	3.383%	1,308,091	1,282,645
CMO Series 2006-5 Class 1A1
06/25/2036	3.651%	2,236,268	2,139,409
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% 10/25/2036	1.628%	6,628,650	6,529,099
Towd Point Mortgage Trust(b),(f)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	7,700,000	7,713,468
Vericrest Opportunity Loan Transferee LVII LLC(b)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	633,937	637,504
Vericrest Opportunity Loan Transferee LX LLC(b)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	777,903	778,734
Vericrest Opportunity Loan Transferee LXII LLC(b)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,872,402	1,873,566
Vericrest Opportunity Loan Transferee LXIII LLC(b)
CMO Series 2017-NP10 Class A1
10/25/2047	3.000%	3,200,000	3,201,175
Verus Securitization Trust(b),(f)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	3,575,636	3,563,657
Verus Securitization Trust(b)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	15,500,000	15,499,154
WaMu Asset-Backed Certificates(a)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% 01/25/2037	1.174%	5,356,905	3,490,761
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates(a)
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	1.672%	3,266,565	3,201,072
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	3.232%	835,539	845,590
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.223%	5,973,987	5,731,387
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.882%	928,287	831,610
WaMu Mortgage Pass-Through Certificates Trust(a)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% 08/25/2045	1.648%	2,155,159	2,157,299
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	1.598%	5,303,328	5,148,105
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% 01/25/2045	1.948%	2,287,839	2,272,576
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% 07/25/2045	1.604%	1,828,785	1,801,477
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% 07/25/2045	1.664%	1,642,119	1,635,607
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% 06/25/2046	1.712%	999,566	987,872
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% 06/25/2037	1.639%	4,172,658	3,803,313
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $277,099,898)			292,701,078

Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(a),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.244%	147,057	133,454

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.0%
Power Buyer LLC(a),(d),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2020	4.583%	1,349,448	1,354,508
Vistra Operations Co. LLC(a),(r)
Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.096%	129,936	130,460
Tranche C Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.084%	29,859	29,979
Total			1,514,947
Environmental 0.0%
STI Infrastructure SARL(a),(r)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	6.583%	673,372	619,085
Gaming 0.0%
Twin River Management Group, Inc.(a),(r)
Term Loan
3-month USD LIBOR + 4.250% 07/10/2020	4.833%	1,181,769	1,194,568
Oil Field Services 0.0%
EMG Utica LLC(a),(r)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	5.197%	813,843	817,913
Ocean Rig UDW, Inc.(r)
Term Loan
09/20/2024	8.000%	246,461	248,541
Total			1,066,454
Other Industry 0.1%
EIF Channelview Cogeneration LLC(a),(d),(r)
Term Loan
3-month USD LIBOR + 3.250% 05/08/2020	4.600%	729,500	709,439
Lightstone Holdco LLC(a),(r),(s)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.850%	1,085,654	1,088,368
Tranche C Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.850%	67,647	67,816
Total			1,865,623
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging 0.0%
Reynolds Group Holdings, Inc.(a),(r)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	4.100%	579,161	581,738
Technology 0.1%
Ascend Learning LLC(a),(r)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.600%	23,000	23,115
BMC Software Finance, Inc.(a),(r)
Tranche B1 Term Loan
3-month USD LIBOR + 4.000% 09/10/2022	5.100%	429,491	429,882
Dell International LLC(a),(r)
Tranche B Term Loan
3-month USD LIBOR + 1.500% 09/07/2023	2.836%	2,715,986	2,715,416
DigiCert, Inc.(a),(r),(s)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.130%	120,000	121,463
First Data Corp.(a),(r)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.563%	1,374,288	1,374,205
Information Resources, Inc.(a),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.617%	152,000	152,570
Kronos, Inc.(a),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.627%	117,000	120,485
Misys Ltd.(a),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	74,474	74,376
Total			5,011,512
Total Senior Loans (Cost $12,006,200)			11,987,381

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Treasury Bills(t) 0.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Treasury Discount Bills
01/10/2018	(0.210%)	JPY	1,130,000,000	10,042,818
02/26/2018	(0.130%)	JPY	715,000,000	6,355,060
Total				16,397,878
Spain 0.0%
Instituto de Credito Oficial(b)
09/14/2018	2.190%		1,900,000	1,891,655
United States 0.3%
U.S. Treasury Bills
02/08/2018	1.180%		11,110,000	11,084,884
04/19/2018	1.300%		11,715,000	11,656,884
U.S. Treasury Bills(o)
03/01/2018	1.250%		946,000	943,056
Total				23,684,824
Total Treasury Bills (Cost $42,075,251)				41,974,357

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Home Loan Bank Discount Notes
01/11/2018	0.000%		3,785,000	3,779,916
01/12/2018	0.000%		6,360,000	6,351,199
01/31/2018	0.000%		5,095,000	5,084,076
03/08/2018	0.000%		3,890,000	3,876,299
Federal Home Loan Banks Discount Notes
12/11/2017	0.000%		15,990,000	15,984,842
12/13/2017	0.000%		29,080,000	29,069,061
Federal National Mortgage Association(k)
STRIPS
05/15/2030	0.000%		1,000,000	687,288
Residual Funding Corp.(k)
STRIPS
01/15/2030	0.000%		10,536,000	7,203,253
04/15/2030	0.000%		12,999,000	8,891,823
Total U.S. Government & Agency Obligations (Cost $81,174,888)				80,927,757

U.S. Treasury Obligations 15.5%

U.S. Treasury
10/31/2019	1.500%		84,173,000	83,708,712
08/15/2020	1.500%		26,940,000	26,672,969
10/15/2020	1.625%		26,576,000	26,370,950
05/15/2021	3.125%		4,005,000	4,157,460
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2021	1.375%	1,865,000	1,825,614
08/15/2021	2.125%	84,600,000	84,907,413
08/31/2021	2.000%	27,100,000	27,071,557
09/30/2021	2.125%	10,000,000	10,031,315
10/31/2021	2.000%	10,045,000	10,027,784
09/30/2022	1.875%	120,430,000	118,975,238
10/31/2022	2.000%	234,354,800	232,875,630
11/30/2022	2.000%	50,750,000	50,404,346
05/15/2023	1.750%	2,360,000	2,305,865
10/31/2024	2.250%	25,149,000	25,055,680
11/15/2027	2.250%	61,340,000	60,449,075
02/15/2031	5.375%	11,315,000	14,992,247
05/15/2039	4.250%	52,585,000	65,774,577
05/15/2041	4.375%	6,088,000	7,786,326
11/15/2041	3.125%	21,135,000	22,400,910
02/15/2043	3.125%	980,000	1,036,788
08/15/2043	3.625%	3,835,000	4,409,890
05/15/2045	3.000%	13,075,000	13,511,268
08/15/2045	2.875%	2,000,000	2,017,378
11/15/2046	2.875%	5,925,000	5,972,354
05/15/2047	3.000%	39,746,400	41,064,305
08/15/2047	2.750%	13,755,000	13,524,070
11/15/2047	2.750%	125,995,000	123,967,575
U.S. Treasury(o)
08/15/2027	2.250%	60,510,600	59,575,110
11/15/2040	4.250%	15,275,000	19,161,874
05/15/2043	2.875%	16,355,000	16,544,582
U.S. Treasury(k),(o)
STRIPS
05/15/2043	0.000%	25,207,000	12,172,224
U.S. Treasury(k)
STRIPS
02/15/2045	0.000%	19,275,000	8,822,077
Total U.S. Treasury Obligations (Cost $1,207,926,713)			1,197,573,163

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(l),(u)	413,720,053	413,720,053
Total Money Market Funds (Cost $413,720,053)		413,720,053
Total Investments (Cost: $8,120,443,446)		8,140,748,167
Other Assets & Liabilities, Net		(421,378,627)
Net Assets		7,719,369,540

At November 30, 2017, securities and/or cash totaling $52,942,757 were pledged as collateral.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,130,000,000 JPY	10,074,624 USD	Goldman Sachs	01/10/2018	11,228	—
715,000,000 JPY	6,460,736 USD	Goldman Sachs	02/26/2018	78,016	—
Total				89,244	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,180	03/2018	USD	396,107,605	—	(1,774,192)
U.S. Treasury 2-Year Note	317	03/2018	USD	68,515,879	—	(50,111)
U.S. Treasury 2-Year Note	944	03/2018	USD	204,034,668	—	(113,554)
U.S. Treasury 5-Year Note	668	03/2018	USD	77,831,272	—	(263,379)
U.S. Treasury 5-Year Note	5,378	03/2018	USD	626,611,647	—	(1,817,439)
U.S. Treasury Ultra 10-Year Note	452	03/2018	USD	60,849,099	—	(334,089)
U.S. Ultra Bond	1,049	03/2018	USD	174,338,093	—	(2,050,859)
Total					—	(6,403,623)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(211)	03/2018	USD	(32,620,450)	175,886	—
U.S. Treasury 2-Year Note	(2,640)	03/2018	USD	(570,605,429)	485,328	—
U.S. Treasury Ultra 10-Year Note	(348)	03/2018	USD	(46,848,421)	336,435	—
U.S. Ultra Bond	(60)	03/2018	USD	(9,971,674)	73,500	—
Total					1,071,149	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.093%	Receives Annually, Pays Annually	JPMorgan	01/07/2018	USD	114,520,000	19,719	—	—	19,719	—
3-Month USD LIBOR	Fixed rate of 1.391%	Receives Quarterly, Pays Semi annually	JPMorgan	03/30/2018	USD	892,500,000	279,197	—	—	279,197	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	Receives Annually, Pays Annually	JPMorgan	09/30/2018	USD	64,700,000	526,408	—	—	526,408	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.253%	Receives Annually, Pays Annually	JPMorgan	10/07/2018	USD	37,880,000	93,003	—	—	93,003	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	Receives Annually, Pays Annually	JPMorgan	11/17/2018	USD	81,845,000	400,249	—	—	400,249	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	Receives Annually, Pays Annually	JPMorgan	11/18/2018	USD	203,045,000	1,062,346	—	—	1,062,346	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	Receives Annually, Pays Annually	JPMorgan	03/31/2019	USD	67,286,000	120,997	—	—	120,997	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.502%	Receives Annually, Pays Annually	JPMorgan	06/30/2019	USD	35,945,000	120,804	—	—	120,804	—
50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.476%	Receives Quarterly, Pays Semi annually	JPMorgan	12/31/2022	USD	146,365,000	(152,458)	—	—	—	(152,458)
		Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	42,560,000	189,633	—	—	189,633	—
3-Month USD LIBOR	Fixed rate of 2.115%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	3,420,000	8,359	—	—	8,359	—
3-Month USD LIBOR	Fixed rate of 2.151%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	6,690,000	1,739	—	—	1,739	—
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2024	USD	69,165,000	1,079,569	—	—	1,079,569	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	140,200,000	561,194	—	—	561,194	—
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	41,140,000	117,639	—	—	117,639	—
3-Month USD LIBOR	Fixed rate of 2.168%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	15,675,000	115,560	—	—	115,560	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	131,872	—	—	131,872	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	64,428	—	—	64,428	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	(4,714)	—	—	—	(4,714)
3-Month USD LIBOR	Fixed rate of 2.309%	Receives Quarterly, Pays Semi annually	JPMorgan	05/08/2027	USD	8,490,000	47,561	—	—	47,561	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	126,559	—	—	126,559	—
3-Month USD LIBOR	Fixed rate of 2.295%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2027	USD	5,500,000	45,578	—	—	45,578	—
Fixed rate of 2.434%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	05/03/2032	USD	16,855,000	(143,597)	—	—	—	(143,597)
Fixed rate of 2.338%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	02/15/2036	USD	26,145,000	(622,022)	—	—	—	(622,022)
3-Month USD LIBOR	Fixed rate of 2.508%	Receives Quarterly, Pays Semi annually	JPMorgan	05/03/2037	USD	13,340,000	124,981	—	—	124,981	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	698,178	—	—	698,178	—
Fixed rate of 2.527%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	10/04/2042	USD	5,410,000	(61,924)	—	—	—	(61,924)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	514,865	—	—	514,865	—
3-Month USD LIBOR	Fixed rate of 2.536%	Receives Quarterly, Pays Semi annually	JPMorgan	10/04/2047	USD	4,770,000	55,583	—	—	55,583	—
Total							5,521,306	—	—	6,506,021	(984,715)

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eastman Chemical Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	3,090,000	(87,641)	(6,180)	—	(75,094)	—	(18,727)
Twenty-First Century Fox, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	3,262,000	(73,503)	(13,050)	—	(92,183)	5,630	—
Total								(19,230)	—	(167,277)	5,630	(18,727)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	403,920,000	(6,924,684)	—	—	—	(6,924,684)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	12.138	USD	2,055,000	(197,021)	20,550	82,253	—	—	(258,724)
Newell Brands, Inc.	Citi	12/20/2022	1.000	Quarterly	0.729	USD	3,126,000	40,389	6,252	62,339	—	—	(15,698)
Centrica PLC	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.717	USD	4,338,000	58,463	8,676	70,081	—	—	(2,942)
Newell Brands, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.729	USD	6,252,000	80,778	12,504	115,533	—	—	(22,251)
Sherwin-Williams Co. (The)	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.544	USD	3,090,000	60,759	6,180	61,435	—	5,504	—
Viacom, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.847	USD	3,262,000	(128,308)	13,050	—	(110,739)	—	(4,519)
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.900	USD	3,075,000	314,251	30,750	311,416	—	33,585	—
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.900	USD	1,960,000	200,303	19,600	208,931	—	10,972	—
Freeport-McMoRan, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	0.820	USD	3,075,000	13,862	6,150	—	(29,165)	49,177	—
Valeant Pharmaceuticals International, Inc.	JPMorgan	06/20/2019	5.000	Quarterly	2.137	USD	2,050,000	88,428	20,500	2,901	—	106,027	—
Total									144,212	914,889	(139,904)	205,265	(304,134)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $1,576,590,221, which represents 20.42% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $10,494,847, which represents 0.14% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $556,704, which represents 0.01% of net assets.
(k)	Zero coupon bond.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7,059,306	59,287	(4,943,109)	2,175,484	1,177,447	(867,655)	589,289	21,754,841
Columbia Short-Term Cash Fund, 1.213%	305,159,668	1,482,977,183	(1,374,416,798)	413,720,053	—	—	984,836	413,720,053
Total					1,177,447	(867,655)	1,574,125	435,474,894

(m)	Principal and interest may not be guaranteed by the government.
(n)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2017, the value of these securities amounted to $521,950, which represents 0.01% of net assets.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(q)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(r)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(s)	Represents a security purchased on a forward commitment basis.
(t)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(u)	The rate shown is the seven-day current annualized yield at November 30, 2017.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	73,710,857	—	—	73,710,857
Asset-Backed Securities — Non-Agency	—	1,017,084,045	6,937,922	—	1,024,021,967
Commercial Mortgage-Backed Securities - Agency	—	225,133,339	—	—	225,133,339
Commercial Mortgage-Backed Securities - Non-Agency	—	415,170,115	—	—	415,170,115
Common Stocks
Energy	981,195	—	584	—	981,779
54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Corporate Bonds & Notes	—	2,617,454,058	—	—	2,617,454,058
Fixed-Income Funds	21,754,841	—	—	—	21,754,841
Foreign Government Obligations	—	131,655,988	—	—	131,655,988
Inflation-Indexed Bonds	—	59,868,805	—	—	59,868,805
Municipal Bonds	—	60,046,732	—	—	60,046,732
Preferred Debt	7,254,419	—	—	—	7,254,419
Residential Mortgage-Backed Securities - Agency	—	1,464,490,618	320,860	—	1,464,811,478
Residential Mortgage-Backed Securities - Non-Agency	—	286,956,231	5,744,847	—	292,701,078
Senior Loans	—	9,923,434	2,063,947	—	11,987,381
Treasury Bills	23,684,824	18,289,533	—	—	41,974,357
U.S. Government & Agency Obligations	—	80,927,757	—	—	80,927,757
U.S. Treasury Obligations	1,176,578,862	20,994,301	—	—	1,197,573,163
Money Market Funds	—	—	—	413,720,053	413,720,053
Total Investments	1,230,254,141	6,481,705,813	15,068,160	413,720,053	8,140,748,167
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	89,244	—	—	89,244
Futures Contracts	1,071,149	—	—	—	1,071,149
Swap Contracts	—	6,716,916	—	—	6,716,916
Liability
Futures Contracts	(6,403,623)	—	—	—	(6,403,623)
Swap Contracts	—	(8,232,260)	—	—	(8,232,260)
Total	1,224,921,667	6,480,279,713	15,068,160	413,720,053	8,133,989,593
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
26,597,273	2,040,681	2,040,681	26,597,273
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2017	55

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Auto Components 2.4%
Cooper Tire & Rubber Co.	93,717	3,444,100
Cooper-Standard Holding, Inc.(a)	38,227	4,819,278
Dana, Inc.	131,370	4,340,465
Dorman Products, Inc.(a)	68,125	4,653,619
Fox Factory Holding Corp.(a)	156,450	6,101,550
Modine Manufacturing Co.(a)	77,502	1,774,796
Stoneridge, Inc.(a)	65,797	1,501,487
Tower International, Inc.	66,000	2,125,200
Visteon Corp.(a)	14,379	1,893,570
Total		30,654,065
Automobiles 0.1%
Winnebago Industries, Inc.	32,094	1,757,147
Diversified Consumer Services 1.8%
Adtalem Global Education, Inc.	58,000	2,404,100
Grand Canyon Education, Inc.(a)	84,804	8,052,988
K12, Inc.(a)	38,930	643,902
ServiceMaster Global Holdings, Inc.(a)	84,677	4,139,012
Sotheby’s (a)	126,100	6,497,933
Weight Watchers International, Inc.(a)	24,850	1,095,139
Total		22,833,074
Hotels, Restaurants & Leisure 0.7%
Arcos Dorados Holdings, Inc., Class A(a)	145,797	1,450,680
Penn National Gaming, Inc.(a)	43,644	1,255,201
Planet Fitness, Inc., Class A(a)	52,797	1,709,039
Red Robin Gourmet Burgers, Inc.(a)	33,000	1,729,200
Scientific Games Corp., Class A(a)	36,703	1,932,413
Total		8,076,533
Household Durables 1.1%
Century Communities, Inc.(a)	45,199	1,416,989
Helen of Troy Ltd.(a)	12,177	1,088,624
Installed Building Products, Inc.(a)	22,523	1,735,397
KB Home	90,182	2,828,107
TopBuild Corp.(a)	24,703	1,679,557
William Lyon Homes, Inc., Class A(a)	102,000	3,043,680
Zagg, Inc.(a)	77,667	1,588,290
Total		13,380,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.5%
Gray Television, Inc.(a)	122,675	1,766,520
Nexstar Broadcasting Group, Inc., Class A	38,000	2,580,200
Regal Entertainment Group, Class A	117,243	2,369,481
Total		6,716,201
Multiline Retail 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	33,490	1,589,101
Specialty Retail 3.1%
Aaron’s, Inc.	47,500	1,791,700
American Eagle Outfitters, Inc.	564,514	9,077,385
At Home Group, Inc.(a)	55,441	1,531,835
Boot Barn Holdings, Inc.(a)	110,243	1,632,699
Caleres, Inc.	104,894	3,423,740
Camping World Holdings, Inc., Class A	36,166	1,676,656
Children’s Place, Inc. (The)	22,500	2,990,250
Conn’s, Inc.(a)	53,744	1,660,689
DSW, Inc., Class A	97,214	2,073,575
Express, Inc.(a)	286,981	2,795,195
GameStop Corp., Class A	126,714	2,375,887
Genesco, Inc.(a)	23,207	721,738
Hibbett Sports, Inc.(a)	80,279	1,601,566
Sleep Number Corp.(a)	118,137	4,157,241
Tailored Brands, Inc.	59,955	1,010,841
Total		38,520,997
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	40,697	3,041,287
Perry Ellis International, Inc.(a)	30,672	750,544
Total		3,791,831
Total Consumer Discretionary		127,319,593
Consumer Staples 1.5%
Beverages 0.5%
MGP Ingredients, Inc.	80,825	6,009,339
Food & Staples Retailing 0.1%
United Natural Foods, Inc.(a)	29,000	1,392,580
Food Products 0.3%
Darling Ingredients, Inc.(a)	156,872	2,815,852
Dean Foods Co.	106,612	1,189,790
Total		4,005,642

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.4%
WD-40 Co.	37,850	4,519,290
Personal Products 0.2%
Edgewell Personal Care Co.(a)	48,842	2,832,348
Total Consumer Staples		18,759,199
Energy 3.6%
Energy Equipment & Services 1.6%
Archrock, Inc.	92,333	877,164
C&J Energy Services, Inc.(a)	57,500	1,797,450
Diamond Offshore Drilling, Inc.(a)	70,000	1,122,800
Dril-Quip, Inc.(a)	90,534	4,341,105
Exterran Corp.(a)	53,592	1,642,059
Keane Group, Inc.(a)	48,000	718,080
McDermott International, Inc.(a)	279,478	2,029,010
Newpark Resources, Inc.(a)	116,726	1,033,025
Patterson-UTI Energy, Inc.	123,000	2,655,570
ProPetro Holding Corp.(a)	81,793	1,535,255
Rowan Companies PLC, Class A(a)	99,230	1,435,858
US Silica Holdings, Inc.	28,811	955,661
Total		20,143,037
Oil, Gas & Consumable Fuels 2.0%
Arch Coal, Inc.	32,000	2,641,920
Bill Barrett Corp.(a)	108,820	636,597
Callon Petroleum Co.(a)	295,638	3,263,844
Carrizo Oil & Gas, Inc.(a)	27,255	526,839
CNX Resources Corp.(a)	86,593	1,207,972
EQT Corp.	24,704	1,472,358
Matador Resources Co.(a)	97,000	2,774,200
Pacific Ethanol, Inc.(a)	181,436	816,462
PBF Energy, Inc., Class A	45,000	1,456,650
PDC Energy, Inc.(a)	25,398	1,167,038
Renewable Energy Group, Inc.(a)	140,198	1,591,247
RSP Permian, Inc.(a)	21,523	790,540
SRC Energy, Inc.(a)	262,000	2,295,120
WPX Energy, Inc.(a)	373,419	4,731,219
Total		25,372,006
Total Energy		45,515,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.3%
Banks 10.1%
1st Source Corp.	22,814	1,173,780
Ameris Bancorp	63,000	3,124,800
Associated Banc-Corp.	170,083	4,337,116
BancFirst Corp.	20,532	1,166,218
BancorpSouth Bank	79,550	2,645,037
Bank of Marin Bancorp	8,638	608,547
Banner Corp.	43,078	2,480,862
Capital Bank Financial Corp. Class A	72,695	3,035,016
Cathay General Bancorp	129,038	5,598,959
Central Pacific Financial Corp.	65,362	2,104,656
Community Bank System, Inc.	56,500	3,128,970
Community Trust Bancorp, Inc.	91,949	4,574,463
Customers Bancorp, Inc.(a)	93,307	2,528,620
Fidelity Southern Corp.	32,629	719,469
Financial Institutions, Inc.	21,592	713,616
First Midwest Bancorp, Inc.	148,961	3,719,556
Franklin Financial Network, Inc.(a)	22,861	798,992
Fulton Financial Corp.	244,886	4,652,834
Great Southern Bancorp, Inc.	9,599	518,826
Hancock Holding Co.	142,296	7,306,900
Hanmi Financial Corp.	61,884	1,964,817
Heartland Financial USA, Inc.	34,655	1,750,078
Heritage Financial Corp.	80,378	2,616,304
Hilltop Holdings, Inc.	102,743	2,555,218
Hope Bancorp, Inc.	87,000	1,628,640
Iberiabank Corp.	30,055	2,336,776
Independent Bank Corp.	46,500	3,380,550
Independent Bank Corp.	26,187	586,589
International Bancshares Corp.	18,541	764,816
MB Financial, Inc.	49,000	2,280,950
Old National Bancorp	203,445	3,712,871
Peapack Gladstone Financial Corp.	17,641	621,492
Peoples Bancorp, Inc.	17,152	580,767
Preferred Bank/Los Angeles	53,728	3,363,373
Prosperity Bancshares, Inc.	32,500	2,276,300
Renasant Corp.	73,500	3,163,440
S&T Bancorp, Inc.	15,287	638,385

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sandy Spring Bancorp, Inc.	223,843	8,817,176
Sterling Bancorp	157,000	3,979,950
TCF Financial Corp.	64,000	1,299,840
Trico Bancshares	30,122	1,266,028
UMB Financial Corp.	37,000	2,780,920
Umpqua Holdings Corp.	150,434	3,326,096
Union Bankshares Corp.	89,000	3,354,410
United Community Banks, Inc.	92,687	2,663,824
WesBanco, Inc.	58,322	2,453,607
Western Alliance Bancorp(a)	39,000	2,269,020
Wintrust Financial Corp.	69,899	5,861,031
Total		127,230,505
Capital Markets 1.8%
Evercore, Inc., Class A	15,000	1,302,750
Greenhill & Co., Inc.	178,190	3,617,257
Houlihan Lokey, Inc.	57,000	2,544,480
Legg Mason, Inc.	98,250	3,926,070
LPL Financial Holdings, Inc.	28,829	1,494,495
Moelis & Co., ADR, Class A	46,500	2,227,350
Stifel Financial Corp.	39,210	2,205,171
Westwood Holdings Group, Inc.	72,200	4,934,870
Total		22,252,443
Consumer Finance 0.6%
Encore Capital Group, Inc.(a)	53,500	2,450,300
Green Dot Corp., Class A(a)	26,197	1,618,974
Nelnet, Inc., Class A	24,110	1,291,573
SLM Corp.(a)	235,000	2,718,950
Total		8,079,797
Insurance 2.9%
American Equity Investment Life Holding Co.	159,609	5,064,394
AMERISAFE, Inc.	28,500	1,871,025
Argo Group International Holdings Ltd.	78,639	4,816,639
CNO Financial Group, Inc.	335,681	8,462,518
Employers Holdings, Inc.	147,360	7,220,640
Horace Mann Educators Corp.	91,982	4,295,559
MBIA, Inc.(a)	257,000	2,163,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Safety Insurance Group, Inc.	16,818	1,384,962
Selective Insurance Group, Inc.	15,983	978,160
Total		36,257,837
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Blackstone Mortgage Trust, Inc.	37,500	1,227,000
Invesco Mortgage Capital, Inc.	72,000	1,271,520
Total		2,498,520
Thrifts & Mortgage Finance 2.7%
BofI Holding, Inc.(a)	74,000	2,045,360
Essent Group Ltd.(a)	32,758	1,449,541
First Defiance Financial Corp.	12,102	657,502
HomeStreet, Inc.(a)	27,889	850,614
LendingTree, Inc.(a)	5,319	1,606,072
MGIC Investment Corp.(a)	270,000	3,947,400
NMI Holdings, Inc., Class A(a)	140,807	2,400,759
Provident Financial Services, Inc.	166,544	4,553,313
Radian Group, Inc.	257,294	5,271,954
TrustCo Bank Corp.	134,393	1,256,575
Walker & Dunlop, Inc.(a)	41,100	2,025,408
Washington Federal, Inc.	147,392	5,129,242
WSFS Financial Corp.	57,500	2,909,500
Total		34,103,240
Total Financials		230,422,342
Health Care 13.6%
Biotechnology 4.0%
Abeona Therapeutics, Inc.(a)	71,386	1,234,978
Acceleron Pharma, Inc.(a)	33,347	1,216,832
Adamas Pharmaceuticals, Inc.(a)	69,567	2,584,414
Akebia Therapeutics, Inc.(a)	80,296	1,249,406
Array BioPharma, Inc.(a)	119,564	1,345,095
Avexis, Inc.(a)	13,870	1,315,015
bluebird bio, Inc.(a)	19,821	3,425,069
Catalyst Pharmaceuticals, Inc.(a)	105,651	454,299
Dynavax Technologies Corp.(a)	69,928	1,398,560
Emergent Biosolutions, Inc.(a)	36,938	1,622,686
Enanta Pharmaceuticals, Inc.(a)	30,514	1,515,325
Esperion Therapeutics, Inc.(a)	24,874	1,530,000
Exact Sciences Corp.(a)	29,477	1,753,292

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FibroGen, Inc.(a)	32,388	1,538,430
Global Blood Therapeutics, Inc.(a)	34,971	1,379,606
GlycoMimetics, Inc.(a)	97,736	1,379,055
Ignyta, Inc.(a)	86,633	1,420,781
Immunomedics, Inc.(a)	119,879	1,301,886
Insmed, Inc.(a)	51,131	1,594,776
Ligand Pharmaceuticals, Inc.(a)	48,000	6,328,800
Myriad Genetics, Inc.(a)	62,334	2,158,626
Neurocrine Biosciences, Inc.(a)	22,915	1,647,359
PDL BioPharma, Inc.(a)	317,542	924,047
Puma Biotechnology, Inc.(a)	13,722	1,453,160
Repligen Corp.(a)	162,000	5,742,900
Sarepta Therapeutics(a)	36,176	2,013,918
Spark Therapeutics, Inc.(a)	16,216	1,187,498
Total		50,715,813
Health Care Equipment & Supplies 4.0%
Analogic Corp.	26,027	2,155,036
Angiodynamics, Inc.(a)	44,347	761,881
AxoGen, Inc.(a)	47,859	1,277,835
Cantel Medical Corp.	77,800	8,284,144
Cutera, Inc.(a)	31,653	1,299,356
Inogen, Inc.(a)	13,619	1,753,310
Insulet Corp.(a)	23,475	1,683,862
Integer Holdings Corp.(a)	42,085	2,039,018
iRhythm Technologies, Inc.(a)	28,519	1,582,804
LeMaitre Vascular, Inc.	128,541	4,232,855
Merit Medical Systems, Inc.(a)	214,398	9,315,593
Natus Medical, Inc.(a)	33,298	1,333,585
Neogen Corp.(a)	104,912	8,802,117
Orthofix International NV(a)	26,599	1,442,198
Penumbra, Inc.(a)	14,157	1,490,732
Quidel Corp.(a)	34,536	1,312,023
ViewRay, Inc.(a)	158,942	1,530,611
Total		50,296,960
Health Care Providers & Services 1.3%
Almost Family, Inc.(a)	32,216	1,913,630
HealthEquity, Inc.(a)	24,204	1,255,462
LHC Group, Inc.(a)	109,649	7,211,615
Molina Healthcare, Inc.(a)	15,000	1,173,600
Common Stocks (continued)
Issuer	Shares	Value ($)
National Research Corp., Class A	51,375	1,744,181
National Research Corp., Class B	9,560	496,260
Teladoc, Inc.(a)	46,819	1,736,985
Triple-S Management Corp., Class B(a)	26,777	761,002
Total		16,292,735
Health Care Technology 2.4%
Allscripts Healthcare Solutions, Inc.(a)	488,774	6,989,468
HealthStream, Inc.(a)	176,300	4,192,414
Medidata Solutions, Inc.(a)	68,475	4,563,174
Omnicell, Inc.(a)	194,067	10,169,111
Tabula Rasa HealthCare, Inc.(a)	43,495	1,508,842
Vocera Communications, Inc.(a)	106,900	3,132,170
Total		30,555,179
Life Sciences Tools & Services 0.5%
Bio-Techne Corp.	25,700	3,463,075
Luminex Corp.	75,198	1,606,229
Pra Health Sciences, Inc.(a)	15,851	1,305,647
Total		6,374,951
Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.(a)	23,630	1,518,227
Cymabay Therapeutics, Inc.(a)	161,794	1,401,136
Horizon Pharma PLC(a)	146,000	2,099,480
Impax Laboratories, Inc.(a)	112,000	1,864,800
Innoviva, Inc.(a)	66,757	875,852
Intersect ENT, Inc.(a)	44,549	1,360,972
Nektar Therapeutics(a)	47,826	2,582,126
Phibro Animal Health Corp., Class A	49,289	1,710,328
Sucampo Pharmaceuticals, Inc., Class A(a)	66,295	841,946
Supernus Pharmaceuticals, Inc.(a)	34,972	1,321,942
Zogenix, Inc.(a)	38,767	1,506,098
Total		17,082,907
Total Health Care		171,318,545
Industrials 18.8%
Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings, Inc.(a)	44,733	1,408,642
BWX Technologies, Inc.	23,999	1,498,738
Cubic Corp.	26,121	1,618,196
Curtiss-Wright Corp.	24,001	2,980,924

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KLX, Inc.(a)	20,992	1,177,861
Mercury Systems, Inc.(a)	25,159	1,313,048
Moog, Inc., Class A(a)	28,320	2,381,995
Total		12,379,404
Air Freight & Logistics 0.4%
Forward Air Corp.	63,159	3,593,747
XPO Logistics, Inc.(a)	17,010	1,344,300
Total		4,938,047
Airlines 0.5%
Hawaiian Holdings, Inc.	54,111	2,334,890
Skywest, Inc.	67,500	3,513,375
Total		5,848,265
Building Products 2.5%
AAON, Inc.	184,350	6,719,557
Armstrong World Industries, Inc.(a)	21,500	1,288,925
Builders FirstSource, Inc.(a)	98,644	2,012,338
Continental Building Product(a)	131,485	3,668,432
Simpson Manufacturing Co., Inc.	161,533	9,687,134
Trex Co., Inc.(a)	65,700	7,736,832
Total		31,113,218
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	159,097	6,809,352
ACCO Brands Corp.(a)	146,061	1,920,702
Brink’s Co. (The)	32,337	2,614,447
Deluxe Corp.	36,000	2,559,600
Healthcare Services Group, Inc.	124,644	6,472,763
Herman Miller, Inc.	55,519	1,984,804
HNI Corp.	6,814	238,490
Kimball International, Inc., Class B	44,671	828,200
Rollins, Inc.	82,125	3,806,494
Total		27,234,852
Construction & Engineering 1.2%
EMCOR Group, Inc.	59,267	4,786,995
Granite Construction, Inc.	38,500	2,555,245
MasTec, Inc.(a)	49,000	2,197,650
NV5 Global, Inc.(a)	26,695	1,480,238
Quanta Services, Inc.(a)	119,603	4,532,954
Total		15,553,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.2%
Atkore International Group, Inc.(a)	145,027	3,086,175
Machinery 5.6%
Altra Industrial Motion Corp.	22,351	1,086,259
Barnes Group, Inc.	46,500	3,081,555
Columbus McKinnon Corp.	71,731	2,864,936
Douglas Dynamics, Inc.	69,000	2,811,750
EnPro Industries, Inc.	35,773	3,089,714
ESCO Technologies, Inc.	91,499	5,979,460
Global Brass & Copper Holdings, Inc.	119,602	4,138,229
Greenbrier Companies, Inc. (The)	73,533	3,676,650
Harsco Corp.(a)	71,044	1,282,344
Hyster-Yale Materials Handling, Inc.	12,989	1,101,857
John Bean Technologies Corp.	42,565	5,097,159
Kadant, Inc.	15,975	1,634,242
Kennametal, Inc.	69,000	3,216,780
Mueller Industries, Inc.	113,296	4,123,974
Navistar International Corp.(a)	97,164	3,955,546
Oshkosh Corp.	19,000	1,710,760
Proto Labs, Inc.(a)	57,900	5,569,980
RBC Bearings, Inc.(a)	10,049	1,341,039
Spartan Motors, Inc.	119,248	1,902,005
Sun Hydraulics Corp.	147,939	8,973,980
Wabash National Corp.	34,833	701,885
WABCO Holdings, Inc.(a)	11,968	1,788,618
Woodward, Inc.	17,662	1,366,156
Total		70,494,878
Professional Services 2.1%
Exponent, Inc.	93,600	7,066,800
Navigant Consulting, Inc.(a)	193,656	3,716,259
On Assignment, Inc.(a)	66,488	4,252,572
RPX Corp.	144,927	1,911,587
TrueBlue, Inc.(a)	84,259	2,397,169
Wageworks, Inc.(a)	113,075	7,253,761
Total		26,598,148

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.2%
ArcBest Corp.	69,331	2,624,178
Covenant Transportation Group, Inc., Class A(a)	94,739	2,838,381
Hertz Global Holdings, Inc.(a)	95,000	1,800,250
Knight-Swift Transportation Holdings, Inc.	37,919	1,618,383
Marten Transport Ltd.	50,433	1,016,225
Old Dominion Freight Line, Inc.	29,464	3,807,927
Saia, Inc.(a)	23,459	1,543,602
Total		15,248,946
Trading Companies & Distributors 1.9%
Aircastle Ltd.	92,284	2,260,958
Beacon Roofing Supply, Inc.(a)	24,893	1,595,143
CAI International, Inc.(a)	38,844	1,330,407
H&E Equipment Services, Inc.	46,733	1,738,000
Rush Enterprises, Inc., Class A(a)	73,760	3,592,850
SiteOne Landscape Supply, Inc.(a)	126,905	9,489,956
Triton International Ltd.	110,956	4,390,529
Total		24,397,843
Total Industrials		236,892,858
Information Technology 14.8%
Communications Equipment 0.8%
CalAmp Corp.(a)	61,558	1,406,600
Extreme Networks, Inc.(a)	118,690	1,525,167
Lumentum Holdings, Inc.(a)	19,777	1,068,947
Netscout Systems, Inc.(a)	103,650	3,218,332
Oclaro, Inc.(a)	178,700	1,272,344
Silicom Ltd.	19,272	1,399,533
Total		9,890,923
Electronic Equipment, Instruments & Components 3.9%
Benchmark Electronics, Inc.(a)	68,993	2,104,286
Electro Scientific Industries, Inc.(a)	66,203	1,584,238
II-VI, Inc.(a)	73,374	3,477,928
IPG Photonics Corp.(a)	22,022	5,042,598
Littelfuse, Inc.	8,179	1,659,519
Mesa Laboratories, Inc.	41,317	5,560,442
Novanta, Inc.(a)	27,390	1,317,459
Rogers Corp.(a)	86,515	13,937,566
Scansource, Inc.(a)	34,007	1,224,252
Common Stocks (continued)
Issuer	Shares	Value ($)
SYNNEX Corp.	16,500	2,247,300
Systemax, Inc.	48,650	1,483,825
TTM Technologies, Inc.(a)	367,666	6,003,986
Universal Display Corp.	6,181	1,118,761
Vishay Intertechnology, Inc.	107,275	2,349,322
Total		49,111,482
Internet Software & Services 2.5%
2U, Inc.(a)	24,767	1,587,565
Alarm.com Holdings, Inc.(a)	29,166	1,195,514
CoStar Group, Inc.(a)	7,025	2,142,414
Envestnet, Inc.(a)	29,775	1,463,441
GrubHub, Inc.(a)	23,394	1,580,499
GTT Communications, Inc.(a)	41,271	1,669,412
Hortonworks, Inc.(a)	70,129	1,333,152
Instructure, Inc.(a)	52,760	1,833,410
Internap Corp.(a)	72,696	1,294,716
MINDBODY, Inc., Class A(a)	42,337	1,380,186
New Relic, Inc.(a)	21,439	1,206,587
NIC, Inc.	232,400	3,857,840
Okta, Inc.(a)	45,615	1,332,414
Q2 Holdings, Inc.(a)	32,128	1,344,557
SPS Commerce, Inc.(a)	38,600	1,947,756
Stamps.com, Inc.(a)	30,000	5,052,000
XO Group, Inc.(a)	36,365	702,936
Total		30,924,399
IT Services 0.6%
Convergys Corp.	77,490	1,912,453
Science Applications International Corp.	27,700	2,055,340
Travelport Worldwide Ltd.	153,673	2,057,682
Virtusa Corp.(a)	29,949	1,388,136
Total		7,413,611
Semiconductors & Semiconductor Equipment 2.6%
Axcelis Technologies, Inc.(a)	47,971	1,535,072
AXT, Inc.(a)	166,922	1,610,797
Brooks Automation, Inc.	36,000	896,040
Cohu, Inc.	144,071	3,279,056
Diodes, Inc.(a)	64,773	1,897,849
Entegris, Inc.	160,827	4,873,058

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Formfactor, Inc.(a)	77,874	1,277,134
Ichor Holdings Ltd.(a)	68,315	1,940,829
Integrated Device Technology, Inc.(a)	45,085	1,356,608
Kulicke & Soffa Industries, Inc.(a)	67,500	1,676,025
MKS Instruments, Inc.	11,876	1,119,907
Monolithic Power Systems, Inc.	10,960	1,297,116
NVE Corp.	35,750	2,989,415
Rudolph Technologies, Inc.(a)	54,240	1,318,032
Silicon Laboratories, Inc.(a)	16,689	1,520,368
Teradyne, Inc.	113,531	4,594,599
Total		33,181,905
Software 4.2%
ACI Worldwide, Inc.(a)	205,500	4,701,840
Blackbaud, Inc.	68,425	6,736,441
Blackline, Inc.(a)	76,000	2,786,920
Bottomline Technologies de, Inc.(a)	187,900	6,262,707
Callidus Software, Inc.(a)	52,880	1,548,062
Descartes Systems Group, Inc. (The)(a)	274,100	7,606,275
Ebix, Inc.	37,872	2,927,506
Everbridge, Inc.(a)	57,003	1,510,580
Guidewire Software, Inc.(a)	15,146	1,126,711
Paycom Software, Inc.(a)	17,641	1,446,562
Progress Software Corp.	54,092	2,236,163
PROS Holdings, Inc.(a)	194,023	4,868,037
Qualys, Inc.(a)	25,196	1,484,044
RealPage, Inc.(a)	25,458	1,154,520
RingCentral, Inc., Class A(a)	38,322	1,806,882
Tyler Technologies, Inc.(a)	16,825	3,077,629
Varonis Systems, Inc.(a)	34,883	1,754,615
Total		53,035,494
Technology Hardware, Storage & Peripherals 0.2%
Electronics for Imaging, Inc.(a)	33,900	1,042,764
USA Technologies, Inc.(a)	199,103	1,732,196
Total		2,774,960
Total Information Technology		186,332,774
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.7%
A. Schulman, Inc.	20,290	770,005
Balchem Corp.	60,250	5,258,017
Ferro Corp.(a)	65,996	1,672,999
Huntsman Corp.	43,754	1,398,378
Ingevity Corp.(a)	18,828	1,498,521
KMG Chemicals, Inc.	24,533	1,334,350
Koppers Holdings, Inc.(a)	42,680	2,129,732
Kraton Performance Polymers, Inc.(a)	47,224	2,221,889
Minerals Technologies, Inc.	26,675	1,932,604
Olin Corp.	55,000	1,960,200
Orion Engineered Carbons SA	242,500	5,929,125
PolyOne Corp.	89,248	4,124,150
Stepan Co.	24,584	2,043,176
Trinseo SA	19,161	1,414,082
Total		33,687,228
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	47,393	1,457,808
US Concrete, Inc.(a)	37,868	3,061,628
Total		4,519,436
Metals & Mining 1.2%
AK Steel Holding Corp.(a)	285,000	1,387,950
Allegheny Technologies, Inc.(a)	81,500	1,855,755
Carpenter Technology Corp.	61,500	3,039,945
Cleveland-Cliffs, Inc.(a)	156,000	1,038,960
Kaiser Aluminum Corp.	61,431	5,950,207
Materion Corp.	39,500	1,931,550
Total		15,204,367
Paper & Forest Products 0.7%
Boise Cascade Co.	65,828	2,534,378
KapStone Paper and Packaging Corp.	96,000	2,134,080
Louisiana-Pacific Corp.(a)	71,296	1,968,483
Neenah Paper, Inc.	30,000	2,682,000
Total		9,318,941
Total Materials		62,729,972

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.3%
Equity Real Estate Investment Trusts (REITS) 4.9%
American Assets Trust, Inc.	93,536	3,681,577
Brandywine Realty Trust	421,934	7,269,923
Chesapeake Lodging Trust	151,074	4,356,974
Colony NorthStar, Inc.	307,201	3,744,780
Cousins Properties, Inc.	363,387	3,259,581
DCT Industrial Trust, Inc.	33,023	1,986,003
First Industrial Realty Trust, Inc.	192,568	6,268,088
Hersha Hospitality Trust	316,784	5,559,559
Highwoods Properties, Inc.	14,000	711,060
Hudson Pacific Properties, Inc.	60,000	2,137,800
Kite Realty Group Trust	166,211	3,196,238
LaSalle Hotel Properties	52,000	1,478,880
Mack-Cali Realty Corp.	151,485	3,352,363
Pebblebrook Hotel Trust	69,903	2,689,169
Preferred Apartment Communities, Inc., Class A	116,047	2,467,159
PS Business Parks, Inc.	18,000	2,386,080
Saul Centers, Inc.	12,145	783,838
Sunstone Hotel Investors, Inc.	254,912	4,259,580
Xenia Hotels & Resorts, Inc.	113,192	2,489,092
Total		62,077,744
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	252,017	4,826,126
Total Real Estate		66,903,870
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
Iridium Communications, Inc.(a)	97,338	1,202,124
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(a)	57,988	1,432,304
Total Telecommunication Services		2,634,428
Utilities 3.4%
Electric Utilities 1.6%
El Paso Electric Co.	131,684	8,019,555
IDACORP, Inc.	8,773	866,860
PNM Resources, Inc.	118,758	5,403,489
Portland General Electric Co.	125,223	6,216,070
Total		20,505,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.0%
New Jersey Resources Corp.	75,000	3,345,000
ONE Gas, Inc.	31,000	2,456,750
South Jersey Industries, Inc.	66,000	2,234,760
Southwest Gas Corp.	56,406	4,847,532
Total		12,884,042
Multi-Utilities 0.8%
Black Hills Corp.	43,153	2,524,882
NorthWestern Corp.	44,072	2,832,067
Vectren Corp.	59,557	4,139,211
Total		9,496,160
Total Utilities		42,886,176
Total Common Stocks (Cost $967,320,559)		1,191,714,800

Exchange-Traded Funds 2.8%
	Shares	Value ($)
iShares Russell 2000 Growth ETF	187,250	34,972,682
Total Exchange-Traded Funds (Cost $33,995,238)		34,972,682

Money Market Funds 2.5%

Columbia Short-Term Cash Fund, 1.213%(b),(c)	31,296,842	31,296,842
Total Money Market Funds (Cost $31,296,842)		31,296,842
Total Investments (Cost: $1,032,612,639)		1,257,984,324
Other Assets & Liabilities, Net		2,254,136
Net Assets		1,260,238,460

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.213%	30,072,528	159,153,256	(157,928,942)	31,296,842	38	(38)	87,628	31,296,842
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	127,319,593	—	—	—	127,319,593
Consumer Staples	18,759,199	—	—	—	18,759,199
Energy	45,515,043	—	—	—	45,515,043
Financials	230,422,342	—	—	—	230,422,342
Health Care	171,318,545	—	—	—	171,318,545
Industrials	236,892,858	—	—	—	236,892,858
Information Technology	186,332,774	—	—	—	186,332,774
Materials	62,729,972	—	—	—	62,729,972
Real Estate	66,903,870	—	—	—	66,903,870
Telecommunication Services	2,634,428	—	—	—	2,634,428
Utilities	42,886,176	—	—	—	42,886,176
Total Common Stocks	1,191,714,800	—	—	—	1,191,714,800
Exchange-Traded Funds	34,972,682	—	—	—	34,972,682
Money Market Funds	—	—	—	31,296,842	31,296,842
Total Investments	1,226,687,482	—	—	31,296,842	1,257,984,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
3-month USD LIBOR + 1.100% 07/20/2026	2.463%	370,000	370,232
American Express Credit Account Master Trust
Series 2017-3 Class A
11/15/2022	1.770%	370,000	367,296
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
3-month USD LIBOR + 1.570% 05/26/2028	3.032%	520,000	521,676
Blue Hill CLO Ltd.(a),(b)
Series 2013-1A Class AR
3-month USD LIBOR + 1.180% 01/15/2026	2.539%	250,000	250,225
BlueMountain CLO Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 0.930% 07/20/2026	2.293%	415,000	416,297
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
01/15/2021	1.390%	290,000	289,903
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	282,239
Cedar Funding VI CLO Ltd.(a),(b)
Series 2016-6A Class A1
3-month USD LIBOR + 1.470% 10/20/2028	2.833%	400,000	402,412
Chase Issuance Trust
Series 2015-A7 Class A7
07/15/2020	1.620%	290,000	289,800
Series 2016-A2 Class A
06/15/2021	1.370%	580,000	574,729
Series 2016-A5 Class A5
07/15/2021	1.270%	575,000	568,213
Citibank Credit Card Issuance Trust
Series 2014-A8 Class A8
04/09/2020	1.730%	285,000	285,185
Series 2017-A3 Class A3
04/07/2022	1.920%	270,000	269,034
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	348,250	362,296
College Loan Corp. Trust I(b)
Subordinated Series 2005-2 Class B
3-month USD LIBOR + 0.490% 01/15/2037	1.849%	507,558	466,056
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	568,455
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 02/15/2030	2.236%	260,000	260,024
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class A
3-month USD LIBOR + 1.500% 01/15/2028	2.522%	250,000	250,233
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	2.259%	425,000	424,996
Eaton Vance CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.200% 07/15/2026	2.559%	400,000	402,034
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.016%	436,000	429,267
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	2.566%	555,000	570,664
Flatiron CLO Ltd.(a),(b)
Series 2014-1A Class A1R
3-month USD LIBOR + 1.180% 07/17/2026	2.338%	480,000	483,074
Ford Credit Auto Owner Trust
Series 2014-C Class A3
05/15/2019	1.060%	94,664	94,609
Series 2016-C Class A3
03/15/2021	1.220%	580,000	574,316
Honda Auto Receivables Owner Trust
Series 2015-4 Class A3
09/23/2019	1.230%	356,275	355,186
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	824,708	854,956
Limerock CLO II Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 1.300% 04/18/2026	2.458%	250,000	251,204
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	2.156%	370,000	370,970
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	248,141	248,265

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	1.838%	750,000	747,536
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.028%	635,765	637,750
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	2.828%	729,000	755,997
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.378%	750,000	761,087
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% 12/27/2039	2.016%	645,085	652,384
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	2.038%	954,342	959,548
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
01/17/2022	1.790%	480,000	478,261
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% 03/15/2055	1.480%	841,000	803,747
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	1.530%	557,674	526,838
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	1.790%	648,314	647,919
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	1.917%	900,000	893,349
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	1.216%	870,000	844,560
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	1.536%	612,333	612,559
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	2.567%	740,000	706,705
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	2.806%	589,917	605,241
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% 07/25/2023	2.856%	697,242	716,640
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	3.217%	500,000	494,512
Series 2008-9 Class A
3-month USD LIBOR + 1.500% 04/25/2023	2.656%	606,512	621,010
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% 10/25/2034	2.224%	750,000	772,751
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	2.279%	694,462	700,987
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% 03/25/2055	1.614%	570,000	572,844
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% 01/25/2040	1.526%	538,758	491,959
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	1.537%	700,000	638,632
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% 01/25/2028	1.517%	700,000	622,442
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% 09/25/2043	2.824%	550,000	550,000
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	225,000	224,688
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1R
3-month USD LIBOR + 0.950% 10/14/2026	2.309%	365,000	365,795
Series 2015-2A Class A
3-month USD LIBOR + 1.400% 07/23/2027	2.763%	400,000	402,724
Total Asset-Backed Securities — Non-Agency (Cost $29,339,586)			29,662,311

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.359%	5,469,008	185,633
Series K006 Class AX1
01/25/2020	1.127%	9,183,660	158,517
Series K705 Class X3
09/25/2039	2.064%	10,000,000	153,352
Series K712 Class X1
11/25/2019	1.448%	6,543,881	137,013
Series K714 Class X1
10/25/2020	0.817%	6,318,167	102,626
Series Q004 Class XFL
10/25/2021	1.549%	7,628,737	193,685
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	724,060
CMO Series KJ02 Class A2
09/25/2020	2.597%	640,696	645,281
Series K004 Class A3
08/25/2019	4.241%	700,000	722,447
Series K005 Class A2
11/25/2019	4.317%	600,000	622,077
Series KJ05 Class A1
05/25/2021	1.418%	204,552	202,025
Series KJ13
09/25/2021	2.055%	942,178	939,162
Series KS02 Class A
1M Libor + 0.38 08/25/2023	1.612%	671,274	671,071
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF02 Class A1
1-month USD LIBOR + 0.380% 07/25/2020	1.612%	564,512	564,906
Series KF09 Class A
1-month USD LIBOR + 0.380% 05/25/2022	1.612%	840,680	836,991
Federal National Mortgage Association
10/01/2020	3.570%	369,001	381,520
12/01/2020	3.479%	456,553	468,498
04/01/2021	4.385%	441,180	466,450
07/01/2021	3.980%	275,000	289,621
10/01/2021	3.440%	270,148	280,072
12/01/2021	3.300%	828,378	854,782
01/01/2022	3.118%	1,210,606	1,242,577
11/01/2022	2.135%	803,131	793,299
04/01/2028	3.050%	390,000	394,525
03/01/2031	3.030%	408,173	405,413
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-M2 Class A3
04/25/2021	3.764%	1,055,000	1,098,256
Series 2011-M4 Class A2
06/25/2021	3.726%	770,000	802,516
Series 2011-M7 Class A2
09/25/2018	2.578%	255,651	255,484
Series 2012-M1 Class A2
10/25/2021	2.729%	770,000	781,911
Federal National Mortgage Association(c),(d)
Series 2012-M14 Class X2
09/25/2022	0.577%	7,798,567	143,172
Federal National Mortgage Association(b)
Series 2013-M13 Class FA
1-month USD LIBOR + 0.350% 05/25/2018	1.566%	305,829	305,195
Government National Mortgage Association
CMO Series 2010-140 Class C
10/16/2043	3.674%	710,000	719,350
CMO Series 2011-165 Class A
10/16/2037	2.194%	505,056	504,501
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.648%	3,244,737	122,521
Series 2012-4 Class IO
05/16/2052	0.287%	9,557,854	155,303
Series 2014-88 Class IE
03/16/2055	0.321%	4,773,258	147,227
Series 2017-145 Class IO
04/16/2057	0.666%	2,992,343	201,088
Series 2017-148 Class IO
07/20/2059	0.659%	2,606,861	171,374
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	3.993%	770,531	788,963
Series 2011-67
09/16/2051	3.944%	705,000	716,952
Total Commercial Mortgage-Backed Securities - Agency (Cost $19,512,124)			19,349,416

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

Bear Stearns Commercial Mortgage Securities Trust(a),(c)
Series 2004-PWR4 Class G
06/11/2041	6.198%	480,000	505,239
Bear Stearns Deutsche Bank Trust(a)
Subordinated Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	553,773

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2013-GC15 Class A2
09/10/2046	3.161%	781,470	787,133
Series 2014-GC23 Class A2
07/10/2047	2.851%	365,127	368,291
Series 2015 Class A2
02/10/2048	2.687%	725,000	728,845
CLNS Trust(a),(b)
Subordinated Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% 06/11/2032	2.343%	100,000	99,968
Cold Storage Trust(a),(b)
Series 2017-ICE3 Class C
1-month USD LIBOR + 1.350% 04/15/2036	2.600%	230,000	230,644
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	2.045%	1,818,394	136,917
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.963%	3,942,621	254,886
Series 2013-CR13 Class XA
12/10/2023	1.076%	3,720,269	125,939
Series 2013-LC6 Class XA
01/10/2046	1.615%	2,244,965	124,441
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	121,733	121,689
Series 2013-CR8 Class A2
06/10/2046	2.367%	855,000	856,319
Series 2014-CR16 Class A2
04/10/2047	3.042%	405,000	409,652
Series 2014-CR17 Class A2
05/10/2047	3.012%	850,000	860,013
Series 2014-UBS4 Class A2
08/10/2047	2.963%	570,000	576,130
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.732%	165,000	171,455
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	1.974%	1,009,870	17,120
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A2
04/15/2050	2.970%	1,000,000	1,010,899
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	148,711
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	290,000	300,678
Series 2013-KING Class A
12/10/2027	2.706%	169,650	170,767
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	170,000	171,467
GS Mortgage Securities Corp. Trust(a),(c),(d)
Series 2017-GPTX Class XCP
05/10/2034	0.911%	6,000,000	116,215
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	769,300	775,742
Series 2013-C15 Class A2
11/15/2045	2.977%	505,745	508,982
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C23 Class XA
09/15/2047	0.976%	4,359,943	134,546
Series 2014-C26 Class XA
01/15/2048	1.277%	3,871,192	188,621
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C2 Class A2
11/15/2043	3.616%	123,027	124,672
Series 2012-HSBC Class A
07/05/2032	3.093%	213,431	217,105
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.773%	4,550,827	264,984
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A2
12/15/2046	3.070%	790,922	796,549
Series 2014-C20 Class A2
07/15/2047	2.872%	750,000	756,659
LCCM Mortgage Trust(a)
Series 2014-909 Class A
05/15/2031	3.388%	170,000	173,983
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2013-C7 Class XA
02/15/2046	1.615%	2,801,647	163,487
Morgan Stanley Capital I Trust(a)
Series 2013-WLSR Class A
01/11/2032	2.695%	180,000	180,207
Series 2014-MP Class A
08/11/2033	3.469%	140,000	143,728
Morgan Stanley Capital I Trust(a),(b),(e)
Subordinated Series 2017-CLS Class D
1-month USD LIBOR + 1.400% 11/15/2034	2.650%	70,000	70,000

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSDB Trust(a),(c)
Subordinated Series 2017-712F Class B
07/11/2039	3.568%	280,000	281,850
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	150,000	157,179
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.961%	165,000	171,251
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2015-5AVE Class D
01/05/2043	4.534%	200,000	169,581
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	171,850
Series 2013-PENN Class A
12/13/2029	3.808%	170,000	175,680
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	348,007
Wachovia Bank Commercial Mortgage Trust(c)
Series 2006-C27 Class AJ
07/15/2045	5.825%	310,870	313,013
Series 2007-C34 Class AM
05/15/2046	5.818%	38,649	38,733
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	2.016%	1,790,142	124,009
Series 2012-C9 Class XA
11/15/2045	2.124%	2,005,492	144,154
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	1.099%	2,942,406	137,330
Series 2014-LC14 Class XA
03/15/2047	1.476%	2,518,116	129,096
Worldwide Plaza Trust(a)
Series 2017-WWP Class D
11/10/2036	3.596%	120,000	116,686
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $15,936,648)			15,824,875
Common Stocks 15.5%
Issuer	Shares	Value ($)
Consumer Discretionary 5.6%
Auto Components 0.7%
Delphi Automotive PLC(f),(g)	26,591	2,783,280
Federal-Mogul Holdings Corp.(h),(i),(j)	146,838	1,468,380
Total		4,251,660
Hotels, Restaurants & Leisure 0.4%
Dunkin’ Brands Group, Inc.	1,481	88,416
Jack in the Box, Inc.(f),(g),(k)	15,456	1,599,850
McDonald’s Corp.	511	87,877
Papa John’s International, Inc.	1,022	59,746
Restaurant Brands International, Inc.	1,277	80,055
Wendy’s Co. (The)	5,261	78,336
Total		1,994,280
Household Durables 0.3%
CalAtlantic Group, Inc.	26,121	1,463,821
Media 4.1%
Entercom Communications Corp., Class A	72,531	841,354
Scripps Networks Interactive, Inc., Class A(f),(g)	66,576	5,448,580
Sky PLC(i)	86,028	1,089,564
Starz Acquisition LLC(h),(i),(j)	89,648	3,501,430
Time Warner, Inc.(k)	85,511	7,825,112
Tribune Media Co.	125,680	5,178,016
Total		23,884,056
Specialty Retail 0.1%
Rent-A-Center, Inc.(k)	66,261	744,774
Total Consumer Discretionary		32,338,591
Consumer Staples 0.4%
Beverages 0.1%
Refresco Group NV	19,015	448,125
Food & Staples Retailing 0.1%
Loblaw Companies Ltd.	2,258	118,890
North West Co., Inc. (The)	5,270	133,695
Safeway, Inc. Casa Ley CVR(h),(i),(j)	287,209	291,489
Safeway, Inc. PDC CVR(h),(i),(j)	287,209	86
Total		544,160

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.2%
Bunge Ltd.(f),(g)	14,642	979,696
Dole Food Co., Inc.(h),(i),(j)	96,900	67,830
Total		1,047,526
Total Consumer Staples		2,039,811
Financials 0.6%
Banks 0.4%
BankUnited, Inc.	3,508	130,603
Commerce Bancshares, Inc.	4,437	251,240
Cullen/Frost Bankers, Inc.	1,954	192,293
First Republic Bank	1,772	169,297
Glacier Bancorp, Inc.	3,475	139,174
Investors Bancorp, Inc.	8,750	124,862
MB Financial, Inc.	2,750	128,012
Park National Corp.	1,155	129,776
PNC Financial Services Group, Inc. (The)	3,205	450,495
SVB Financial Group(i)	1,015	231,054
Synovus Financial Corp.	6,725	333,762
U.S. Bancorp	5,625	310,219
Total		2,590,787
Capital Markets 0.1%
CME Group, Inc.(f),(g)	2,410	360,392
Intercontinental Exchange, Inc.	4,649	332,171
Total		692,563
Consumer Finance 0.1%
American Express Co.	1,339	130,834
Capital One Financial Corp.	2,184	200,928
Total		331,762
Thrifts & Mortgage Finance —%
Oritani Financial Corp.	3,625	62,531
Total Financials		3,677,643
Health Care 3.3%
Biotechnology 0.2%
Advanced Accelerator Applications SA ADR(f),(g),(i)	17,203	1,399,464
Health Care Equipment & Supplies 1.9%
CR Bard, Inc.(f),(g)	27,376	9,196,694
NxStage Medical, Inc.(i)	60,583	1,556,377
Total		10,753,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.0%
Aetna, Inc.	11,959	2,154,773
Air Methods Corp.(h),(i),(j)	238,585	2,564,789
Envision Healthcare Corp.(i)	32,064	1,023,803
Total		5,743,365
Pharmaceuticals 0.2%
Bayer AG, Registered Shares	5,376	685,629
Paratek Pharmaceuticals, Inc.(i)	35,102	661,673
Total		1,347,302
Total Health Care		19,243,202
Industrials 0.3%
Construction & Engineering —%
HC2 Holdings, Inc.(i)	11,950	65,247
Electrical Equipment 0.3%
General Cable Corp.(f),(g)	69,242	1,488,703
Machinery —%
Donaldson Co., Inc.	2,861	142,764
Total Industrials		1,696,714
Information Technology 3.1%
Communications Equipment 0.1%
Juniper Networks, Inc.	25,581	710,129
IT Services 0.6%
Conduent, Inc.(i)	50,580	771,851
Worldpay Group PLC	476,198	2,717,723
Total		3,489,574
Semiconductors & Semiconductor Equipment 2.2%
NXP Semiconductors NV(f),(g),(i),(k)	104,561	11,856,172
QUALCOMM, Inc.	11,920	790,773
Total		12,646,945
Software 0.2%
Gigamon, Inc.(i)	34,432	1,337,683
Total Information Technology		18,184,331

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.0%
Chemicals 1.0%
Akzo Nobel NV	14,914	1,343,779
Huntsman Corp.(f),(g)	36,881	1,178,717
Monsanto Co.(f),(g),(k)	27,750	3,283,935
Total		5,806,431
Total Materials		5,806,431
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
JBG SMITH Properties(f),(g)	31,894	1,062,389
Macerich Co. (The)	21,274	1,377,492
Total		2,439,881
Total Real Estate		2,439,881
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Straight Path Communications, Inc., Class B(f),(g),(i)	20,123	3,659,166
Total Telecommunication Services		3,659,166
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp.(i)	92,260	1,385,745
Total Utilities		1,385,745
Total Common Stocks (Cost $95,702,548)		90,471,515

Convertible Bonds(l) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
Liberty Expedia Holdings, Inc.(a)
06/30/2047	1.000%	270,000	271,688
Electric 0.1%
NextEra Energy Partners LP(a)
09/15/2020	1.500%	300,000	291,750
Finance Companies 0.0%
Air Lease Corp.
12/01/2018	3.875%	155,000	234,728
Health Care 0.1%
Danaher Corp.(m)
01/22/2021	0.000%	100,000	360,437
Convertible Bonds(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%		150,000	481,687
Media and Entertainment 0.1%
Liberty Interactive LLC(a)
09/30/2046	1.750%		185,000	207,894
Liberty Media Corp./Formula One(a)
01/30/2023	1.000%		200,000	231,500
Total				439,394
Other REIT 0.1%
Redwood Trust, Inc.
04/15/2018	4.625%		280,000	280,350
Pharmaceuticals 0.1%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	200,000	274,591
Property & Casualty 0.0%
Old Republic International Corp.
03/15/2018	3.750%		140,000	189,000
Technology 0.1%
Intel Corp.
Junior Subordinated
08/01/2039	3.250%		200,000	431,500
ON Semiconductor Corp.(a)
10/15/2023	1.625%		235,000	282,294
Teradyne, Inc.(a)
12/15/2023	1.250%		100,000	138,937
Total				852,731
Tobacco 0.0%
Vector Group Ltd.(n)
01/15/2019	2.500%		125,000	195,625
Total Convertible Bonds (Cost $3,592,576)				3,871,981

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Convertible Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp.	8.000%	3,000	169,650
Kinder Morgan, Inc.	9.750%	13,600	484,704
Total			654,354
Total Energy			654,354
Financials 0.1%
Banks 0.1%
Huntington Bancshares, Inc.	8.500%	320	454,400
Total Financials			454,400
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	9,350	567,358
Pharmaceuticals —%
Allergan PLC	5.500%	290	180,470
Total Health Care			747,828
Industrials 0.1%
Machinery 0.1%
Rexnord Corp.	5.750%	5,065	287,185
Stanley Black & Decker, Inc.	5.375%	1,535	188,038
Total			475,223
Total Industrials			475,223
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Tower Corp.	5.500%	2,250	283,838
Crown Castle International Corp.	6.875%	160	185,086
Total			468,924
Total Real Estate			468,924
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.371%	3,575	251,716
NextEra Energy, Inc.	6.123%	12,350	696,540
Total			948,256
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Multi-Utilities 0.1%
Dominion Resources, Inc.	6.750%	7,925	419,153
Total Utilities			1,367,409
Total Convertible Preferred Stocks (Cost $4,222,755)			4,168,138

Corporate Bonds & Notes(l) 20.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Huntington Ingalls Industries, Inc.(a)
11/15/2025	5.000%	370,000	397,961
L3 Technologies, Inc.
10/15/2019	5.200%	300,000	315,629
12/15/2026	3.850%	225,000	231,460
Lockheed Martin Corp.
03/01/2025	2.900%	400,000	398,383
01/15/2026	3.550%	275,000	284,723
Northrop Grumman Corp.
01/15/2028	3.250%	260,000	260,036
Total			1,888,192
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	243,500	242,152
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	122,221	133,514
US Airways Pass-Through Trust
04/22/2023	6.250%	290,183	322,944
Total			698,610
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	342,496
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/15/2022	6.625%	165,000	170,884
Ford Motor Credit Co. LLC
05/15/2018	5.000%	500,000	506,879
General Motors Financial Co., Inc.
04/13/2020	2.650%	370,000	370,497
Total			1,048,260
Banking 3.1%
Astoria Financial Corp.
06/08/2020	3.500%	215,000	216,004

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bank of America Corp.
05/01/2018	5.650%		500,000	507,684
07/15/2018	6.500%		265,000	272,272
06/01/2019	7.625%		1,000,000	1,076,541
Bank of America Corp.(n)
10/01/2025	3.093%		225,000	224,112
04/24/2028	3.705%		750,000	767,809
Capital One Financial Corp.
Subordinated
07/28/2026	3.750%		350,000	347,750
Citigroup, Inc.
05/15/2018	6.125%		1,750,000	1,783,439
12/07/2018	2.050%		500,000	499,965
05/22/2019	8.500%		250,000	272,125
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.250%	AUD	280,000	216,238
Citigroup, Inc.(n)
12/31/2049	5.900%		265,000	284,727
Junior Subordinated
12/31/2049	5.950%		265,000	284,679
Dime Community Bancshares, Inc.(n)
Subordinated
06/15/2027	4.500%		200,000	202,288
Discover Bank
02/21/2018	2.000%		625,000	625,171
Fifth Third Bancorp(n)
Junior Subordinated
12/31/2049	5.100%		455,000	462,963
First Midwest Bancorp, Inc.
Subordinated
09/29/2026	5.875%		100,000	107,590
Goldman Sachs Group, Inc. (The)
04/01/2018	6.150%		1,000,000	1,014,129
01/23/2025	3.500%		500,000	506,237
05/22/2025	3.750%		400,000	410,472
Goldman Sachs Group, Inc. (The)(n)
09/29/2025	3.272%		260,000	258,434
JPMorgan Chase & Co.
04/01/2026	3.300%		560,000	561,360
06/15/2026	3.200%		575,000	572,146
JPMorgan Chase & Co.(n)
05/01/2028	3.540%		750,000	758,028
Lloyds Banking Group PLC(n)
11/07/2023	2.907%		200,000	198,396
M&T Bank Corp.(n)
Junior Subordinated
12/31/2049	5.125%		270,000	287,753
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley
05/13/2019	7.300%		500,000	535,072
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	1.982%		1,000,000	1,004,417
3-month USD LIBOR + 0.930% 07/22/2022	2.293%		800,000	805,886
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	502,750
SunTrust Banks, Inc.(n)
Junior Subordinated
12/31/2049	5.050%		275,000	280,257
Synovus Financial Corp.(n)
Subordinated
12/15/2025	5.750%		535,000	571,162
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	3.010%	AUD	300,000	230,626
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	229,362
Wells Fargo & Co.(n)
05/22/2028	3.584%		740,000	748,856
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	217,482
Zions Bancorporation(n)
Junior Subordinated
12/31/2049	5.800%		99,000	101,673
Total				17,945,855
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%		200,000	220,252
Building Materials 0.1%
Cemex SAB de CV(a)
05/05/2025	6.125%		315,000	334,500
Cable and Satellite 0.4%
Altice US Finance I Corp.(a)
05/15/2026	5.500%		250,000	253,894
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%		275,000	285,231
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		371,000	368,020
02/01/2028	5.000%		28,000	27,432
Charter Communications Operating LLC/Capital
07/23/2025	4.908%		250,000	263,915
CSC Holdings LLC(a)
04/15/2027	5.500%		200,000	202,750

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA
08/01/2023	5.500%	165,000	135,124
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	36,000	34,897
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	70,000	70,787
05/15/2023	4.625%	220,000	226,219
07/15/2026	5.375%	215,000	225,798
08/01/2027	5.000%	115,000	116,379
Total			2,210,446
Chemicals 0.1%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	157,026
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	544,248
Total			701,274
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2023	4.625%	225,000	232,105
05/15/2027	5.500%	325,000	346,476
Total			578,581
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(a)
08/22/2027	3.150%	285,000	285,156
Expedia, Inc.
02/15/2026	5.000%	260,000	278,932
Expedia, Inc.(a)
02/15/2028	3.800%	265,000	254,073
QVC, Inc.
02/15/2025	4.450%	280,000	286,349
Total			1,104,510
Consumer Products 0.1%
Central Garden & Pet Co.
11/15/2023	6.125%	170,000	180,365
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	92,000	92,532
07/01/2025	5.000%	75,000	76,785
Spectrum Brands, Inc.
07/15/2025	5.750%	325,000	341,637
Valvoline, Inc.(a)
07/15/2024	5.500%	100,000	106,445
Total			797,764
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
3M Co.
08/07/2025	3.000%	285,000	288,291
General Electric Co.(n)
Junior Subordinated
12/31/2049	5.000%	485,000	502,785
United Technologies Corp.(n)
Junior Subordinated
05/04/2018	1.778%	400,000	399,571
Total			1,190,647
Electric 1.4%
Consumers Energy Co.
09/15/2018	5.650%	500,000	514,063
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	1.473%	540,000	541,805
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	454,580
Emera US Finance LP
06/15/2026	3.550%	450,000	450,473
Emera, Inc.(n)
Subordinated
06/15/2076	6.750%	450,000	506,541
Entergy Louisiana LLC
09/01/2018	6.500%	500,000	516,760
Fortis, Inc.
10/04/2026	3.055%	350,000	337,596
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	304,529
ITC Holdings Corp.(a)
11/15/2027	3.350%	150,000	149,762
Kansas City Power & Light Co.
03/01/2018	6.375%	500,000	505,121
Metropolitan Edison Co.
01/15/2019	7.700%	500,000	527,916
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	437,956
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	245,000	247,413
09/15/2027	4.500%	240,000	240,550
NRG Energy, Inc.
01/15/2027	6.625%	220,000	237,179
NSTAR Electric Co.
05/15/2027	3.200%	520,000	525,593
Public Service Co. of New Mexico
05/15/2018	7.950%	500,000	513,171

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Electric Power Co.
03/01/2018	5.875%	500,000	504,679
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	487,096
Total			8,002,783
Finance Companies 0.2%
CIT Group, Inc.(a)
02/15/2019	5.500%	385,000	399,319
International Lease Finance Corp.(a)
09/01/2018	7.125%	500,000	518,082
Total			917,401
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	875,000	897,501
Aramark Services, Inc.(a)
04/01/2025	5.000%	275,000	292,739
B&G Foods, Inc.
06/01/2021	4.625%	335,000	340,484
Beam Suntory, Inc.
06/15/2018	1.750%	500,000	499,137
Constellation Brands, Inc.
05/01/2023	4.250%	370,000	392,581
12/01/2025	4.750%	200,000	219,299
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	320,000	339,840
Kraft Heinz Foods Co.
07/15/2025	3.950%	390,000	401,921
06/01/2046	4.375%	200,000	193,562
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	90,000	94,266
Post Holdings, Inc.(a)
08/15/2026	5.000%	345,000	342,458
03/01/2027	5.750%	380,000	388,217
Total			4,402,005
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	80,000	86,279
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	75,000	80,284
Sugarhouse HSP Gaming Prop. Mezz LP/Finance Corp.(a)
05/15/2025	5.875%	130,000	123,912
Total			290,475
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.9%
Abbott Laboratories
11/30/2046	4.900%	225,000	251,894
Baylor Scott & White Holdings
11/15/2026	2.650%	500,000	480,909
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	115,000	116,306
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	55,000	51,307
DaVita, Inc.
05/01/2025	5.000%	112,000	112,160
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/2018	6.500%	200,000	206,599
Hackensack Meridian Health, Inc.
07/01/2057	4.500%	300,000	329,289
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	320,000	344,013
HCA, Inc.
02/15/2022	7.500%	300,000	338,352
05/01/2023	4.750%	155,000	161,790
03/15/2024	5.000%	625,000	656,158
02/15/2027	4.500%	285,000	289,370
Kaiser Foundation Hospitals
05/01/2027	3.150%	440,000	440,557
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	75,055
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	390,000	384,445
Quest Diagnostics, Inc.
04/01/2024	4.250%	160,000	169,738
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	263,000	272,570
SP Finco LLC(a)
07/01/2025	6.750%	55,000	50,047
Teleflex, Inc.
11/15/2027	4.625%	69,000	70,600
Tenet Healthcare Corp.
06/01/2020	4.750%	100,000	102,160
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	54,000	53,194
Total			4,956,513
Healthcare Insurance 0.3%
Anthem, Inc.
02/15/2019	7.000%	300,000	316,558

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
01/15/2025	4.750%	195,000	200,000
Cigna Corp.
04/15/2025	3.250%	150,000	149,992
10/15/2027	3.050%	200,000	193,343
10/15/2047	3.875%	75,000	72,617
Humana, Inc.
10/01/2024	3.850%	270,000	280,044
Molina Healthcare, Inc.
11/15/2022	5.375%	28,000	29,295
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	75,000	74,898
WellCare Health Plans, Inc.
04/01/2025	5.250%	118,000	124,697
Wellpoint, Inc.
08/15/2024	3.500%	170,000	172,622
Total			1,614,066
Healthcare REIT 0.5%
HCP, Inc.
02/01/2019	3.750%	825,000	836,141
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	611,602
Ventas Realty LP
04/01/2027	3.850%	300,000	304,684
Ventas Realty LP/Capital Corp.
02/15/2018	2.000%	405,000	405,110
Welltower, Inc.
03/15/2018	2.250%	750,000	751,060
Total			2,908,597
Independent Energy 0.5%
Antero Resources Corp.
06/01/2023	5.625%	275,000	286,388
03/01/2025	5.000%	345,000	350,731
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	50,760
Chesapeake Energy Corp.(a)
12/15/2022	8.000%	125,000	133,630
Concho Resources, Inc.
01/15/2025	4.375%	225,000	233,367
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	70,000	70,171
Diamondback Energy, Inc.
11/01/2024	4.750%	67,000	67,881
Endeavor Energy Resources LP/Finance, Inc.(a),(e)
01/30/2026	5.500%	85,000	85,933
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.
10/01/2027	3.900%	260,000	255,630
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	21,118
Newfield Exploration Co.
07/01/2024	5.625%	297,000	320,986
01/01/2026	5.375%	210,000	223,220
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	195,000	196,823
08/15/2025	5.250%	60,000	60,182
10/15/2027	5.625%	85,000	86,976
Pioneer Natural Resources Co.
01/15/2026	4.450%	265,000	283,642
QEP Resources, Inc.
10/01/2022	5.375%	7,000	7,165
05/01/2023	5.250%	48,000	48,585
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%	85,000	85,362
Total			2,868,550
Media and Entertainment 1.0%
21st Century Fox America, Inc.
05/18/2018	7.250%	400,000	409,654
Activision Blizzard, Inc.(a)
09/15/2023	6.125%	260,000	275,441
Activision Blizzard, Inc.
09/15/2026	3.400%	225,000	226,228
AMC Networks, Inc.
08/01/2025	4.750%	75,000	74,523
Lamar Media Corp.
02/01/2022	5.875%	225,000	230,605
05/01/2023	5.000%	225,000	232,317
Lin Television Corp.
11/15/2022	5.875%	165,000	171,555
Lions Gate Entertainment Corp.(a)
11/01/2024	5.875%	270,000	285,545
Match Group, Inc.
12/15/2022	6.750%	225,000	230,692
McGraw-Hill Global Education Holdings LLC/Finance(a)
05/15/2024	7.875%	175,000	174,546
Nexstar Broadcasting, Inc.(a)
08/01/2024	5.625%	275,000	281,214
Omnicom Group, Inc.
04/15/2026	3.600%	225,000	226,035
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	275,000	289,553
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	200,000	205,515

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time, Inc.(a)
04/15/2022	5.750%	1,437,000	1,499,012
10/15/2025	7.500%	130,000	152,916
Tribune Media Co.
07/15/2022	5.875%	95,000	97,444
Viacom, Inc.
04/30/2036	6.875%	200,000	221,793
09/01/2043	5.850%	175,000	174,815
Viacom, Inc.(n)
Junior Subordinated
02/28/2057	6.250%	350,000	341,250
WMG Acquisition Corp.(a)
04/15/2022	6.750%	265,000	277,421
Total			6,078,074
Metals and Mining 0.1%
Cleveland-Cliffs, Inc.(a)
03/01/2025	5.750%	295,000	286,887
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	198,625
Vedanta Resources PLC(a)
07/30/2022	6.375%	275,000	287,445
Total			772,957
Midstream 0.9%
Andeavor Logistics LP(e),(n)
Junior Subordinated
12/31/2049	0.000%	325,000	329,017
Antero Midstream Partners LP/Finance Corp.
09/15/2024	5.375%	330,000	341,836
Boardwalk Pipelines LP
07/15/2027	4.450%	285,000	289,502
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	45,000	46,380
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	179,795
Enbridge, Inc.
12/01/2026	4.250%	380,000	396,479
Energy Transfer Equity LP
03/15/2023	4.250%	85,000	85,549
06/01/2027	5.500%	160,000	166,631
Energy Transfer Partners LP
01/15/2026	4.750%	225,000	234,136
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	201,239
Magellan Midstream Partners LP
03/01/2026	5.000%	155,000	172,033
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
03/01/2027	4.125%	225,000	228,400
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	97,457
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	266,493
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	100,000	104,909
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	200,000	220,108
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	261,000	258,449
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	248,069
TransCanada PipeLines Ltd.
01/15/2026	4.875%	150,000	168,053
Williams Companies, Inc. (The)
06/24/2024	4.550%	275,000	284,939
Williams Partners LP
03/15/2022	3.600%	200,000	204,579
09/15/2025	4.000%	225,000	229,924
06/15/2027	3.750%	350,000	347,329
Total			5,101,306
Natural Gas 0.1%
NiSource Finance Corp.
11/17/2022	2.650%	250,000	248,883
Vectren Utility Holdings, Inc.
08/01/2018	5.750%	500,000	511,595
Total			760,478
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	500,000	518,501
SL Green Operating Partnership LP
10/15/2022	3.250%	260,000	259,681
Total			778,182
Oil Field Services 0.0%
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	95,000	99,592
Other Financial Institutions 0.1%
Kennedy-Wilson, Inc.
04/01/2024	5.875%	275,000	283,630
Silver Queen Financial Services, Inc.(a),(n)
12/01/2027	5.500%	100,000	98,000
Total			381,630

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.3%
AECOM
10/15/2022	5.750%	325,000	339,779
10/15/2024	5.875%	255,000	277,786
03/15/2027	5.125%	550,000	559,643
CBRE Services, Inc.
03/15/2023	5.000%	225,000	230,958
Cintas Corp. No. 2
04/01/2027	3.700%	325,000	339,053
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	42,000	43,492
Total			1,790,711
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	500,000	514,091
ESH Hospitality, Inc.(a)
05/01/2025	5.250%	275,000	280,249
Fibra Uno Administracion SA de CV(a)
12/15/2024	5.250%	275,000	292,712
Total			1,087,052
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
09/15/2022	4.250%	200,000	204,433
Ball Corp.
12/15/2020	4.375%	170,000	177,449
11/15/2023	4.000%	280,000	287,728
07/01/2025	5.250%	375,000	410,461
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	325,000	339,183
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	115,000	115,751
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	195,000	229,511
Sealed Air Corp.(a)
12/01/2020	6.500%	310,000	341,068
12/01/2022	4.875%	140,000	148,488
12/01/2024	5.125%	215,000	231,050
Total			2,485,122
Paper 0.1%
Graphic Packaging International, Inc.
11/15/2022	4.875%	150,000	159,686
WestRock RKT Co.
03/01/2019	4.450%	425,000	435,018
Total			594,704
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.6%
AbbVie, Inc.
05/14/2025	3.600%	249,000	254,296
Allergan Funding SCS
03/15/2025	3.800%	340,000	343,201
Amgen, Inc.
05/01/2045	4.400%	200,000	211,156
AstraZeneca PLC
06/12/2027	3.125%	300,000	295,283
Celgene Corp.
08/15/2045	5.000%	200,000	220,575
Eli Lilly & Co.
06/01/2025	2.750%	170,000	170,639
Forest Laboratories LLC(a)
12/15/2021	5.000%	260,000	279,223
Gilead Sciences, Inc.
03/01/2026	3.650%	200,000	206,993
03/01/2047	4.150%	110,000	113,306
Valeant Pharmaceuticals International, Inc.(a)
10/15/2020	6.375%	770,000	771,260
04/15/2025	6.125%	375,000	321,460
11/01/2025	5.500%	109,000	110,385
Total			3,297,777
Property & Casualty 0.5%
Ambac Assurance Corp.(a)
Subordinated
06/07/2020	5.100%	973,387	1,250,802
Chubb INA Holdings, Inc.
05/03/2026	3.350%	385,000	392,341
Farmers Exchange Capital III(a),(n)
Subordinated
10/15/2054	5.454%	500,000	538,163
Fortegra Financial Corp.(a),(n)
Junior Subordinated
10/15/2057	8.500%	135,000	134,631
MGIC Investment Corp.
08/15/2023	5.750%	175,000	191,793
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.610%	450,000	448,435
Radian Group, Inc.
06/15/2020	5.250%	215,000	227,216
Total			3,183,381

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Refining 0.1%
Andeavor Corp.(a)
12/15/2023	4.750%		320,000	342,109
Phillips 66(a),(b)
3-month USD LIBOR + 0.650% 04/15/2019	1.786%		500,000	500,545
Total				842,654
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		405,000	405,978
10/15/2025	5.000%		285,000	292,067
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%		380,000	388,876
Golden Nugget, Inc.(a)
10/15/2024	6.750%		225,000	229,671
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		350,000	367,431
06/01/2026	5.250%		375,000	398,097
Ruby Tuesday, Inc.
05/15/2020	7.625%		2,297,000	2,342,439
Total				4,424,559
Retail REIT 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%		500,000	502,271
Retailers 1.3%
Cumberland Farms, Inc.(a)
05/01/2025	6.750%		120,000	127,424
Home Depot, Inc. (The)
04/01/2026	3.000%		280,000	279,564
JCPenney Co., Inc.
06/01/2020	5.650%		2,153,000	2,002,290
PVH Corp.
12/15/2022	4.500%		225,000	230,117
Rent-A-Center, Inc.
11/15/2020	6.625%		75,000	70,970
05/01/2021	4.750%		1,336,000	1,252,085
Rite Aid Corp.
03/15/2020	9.250%		3,733,000	3,800,926
Total				7,763,376
Supranational 0.9%
Asian Development Bank
10/23/2018	1.875%		285,000	285,306
03/06/2019	4.625%	NZD	385,000	270,937
08/08/2021	6.450%	INR	11,000,000	173,811
03/09/2022	5.000%	AUD	165,000	137,746
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/30/2024	3.500%	NZD	465,000	323,619
Asian Development Bank(a)
01/16/2020	6.950%	INR	17,800,000	282,742
Inter-American Development Bank
10/09/2018	3.750%	AUD	345,000	264,971
08/20/2019	6.500%	AUD	330,000	268,410
International Bank for Reconstruction & Development
02/26/2019	4.625%	NZD	690,000	485,288
10/28/2019	5.750%	INR	17,400,000	270,773
03/12/2020	2.500%	AUD	355,000	270,775
01/13/2021	2.800%	AUD	190,000	145,968
01/22/2021	3.500%	NZD	385,000	270,389
10/06/2021	4.625%	NZD	440,000	321,650
01/25/2022	3.375%	NZD	385,000	269,404
International Finance Corp.
02/26/2018	3.875%	NZD	400,000	274,502
10/30/2018	6.450%	INR	21,500,000	335,653
07/22/2019	3.250%	AUD	350,000	269,921
08/15/2022	2.800%	AUD	355,000	272,378
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	212,728
Total				5,406,971
Technology 1.7%
Apple, Inc.
05/06/2024	3.450%		270,000	280,482
05/13/2025	3.200%		450,000	459,256
Avaya, Inc.(a),(o)
04/01/2019	3.500%		6,409,000	4,982,997
03/01/2021	0.000%		2,397,000	137,828
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2028	3.500%		200,000	189,300
CDK Global, Inc.(a)
06/01/2027	4.875%		35,000	35,923
Citrix Systems, Inc.
12/01/2027	4.500%		180,000	181,785
Equinix, Inc.
05/15/2027	5.375%		315,000	340,507
First Data Corp.(a)
08/15/2023	5.375%		225,000	233,760
01/15/2024	5.000%		385,000	398,866
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	283,784
KLA-Tencor Corp.
11/01/2024	4.650%		200,000	216,824
Microsoft Corp.
02/06/2027	3.300%		390,000	401,397
NetApp, Inc.
09/29/2024	3.300%		205,000	203,947

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	279,580
Oracle Corp.
11/15/2027	3.250%		500,000	505,827
QUALCOMM, Inc.
05/20/2019	1.850%		500,000	497,399
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%		50,000	50,765
Verisk Analytics, Inc.
06/15/2025	4.000%		165,000	171,235
Zebra Technologies Corp.
10/15/2022	7.250%		160,000	168,701
Total				10,020,163
Tobacco 0.2%
Altria Group, Inc.
11/10/2018	9.700%		500,000	536,029
BAT Capital Corp.(a)
08/14/2020	2.297%		300,000	298,288
BAT International Finance PLC(a)
06/15/2018	1.850%		200,000	199,924
Philip Morris International, Inc.
08/11/2025	3.375%		225,000	229,659
Total				1,263,900
Treasury 0.0%
Indonesia Government International Bond(a)
07/18/2024	2.150%	EUR	200,000	248,717
Wireless 0.4%
America Movil SAB de CV
12/09/2024	7.125%	MXN	5,200,000	266,212
CC Holdings GS V LLC/Crown Castle GS III Corp.
04/15/2023	3.849%		250,000	258,268
Crown Castle International Corp.
02/15/2026	4.450%		270,000	283,376
SBA Communications Corp.(a)
10/01/2022	4.000%		170,000	170,886
SoftBank Group Corp.(a)
04/15/2020	4.500%		200,000	204,863
Sprint Communications, Inc.(a)
11/15/2018	9.000%		264,000	278,868
T-Mobile USA, Inc.
01/15/2022	6.125%		225,000	233,010
04/01/2023	6.625%		110,000	115,101
04/28/2023	6.836%		370,000	388,790
01/15/2026	6.500%		255,000	279,011
Total				2,478,385
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.4%
AT&T, Inc.
08/14/2037	4.900%	145,000	144,545
06/15/2044	4.800%	400,000	387,443
03/09/2048	4.500%	300,000	274,763
GCI, Inc.
04/15/2025	6.875%	365,000	389,954
Level 3 Financing, Inc.
02/01/2023	5.625%	100,000	101,160
05/01/2023	5.125%	65,000	65,134
Qwest Corp.
12/01/2021	6.750%	90,000	96,349
Verizon Communications, Inc.
04/15/2049	5.012%	525,000	543,139
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	32,000	32,911
Total			2,035,398
Total Corporate Bonds & Notes (Cost $116,693,914)			116,419,137

Exchange-Traded Funds 0.3%
	Shares	Value ($)
Industrial Select Sector SPDR Fund	11,255	838,610
Technology Select Sector SPDR Fund(f),(g)	10,350	660,744
Total Exchange-Traded Funds (Cost $1,404,520)		1,499,354

Foreign Government Obligations(l),(p) 5.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.5%
Australia Government Bond(a)
07/15/2022	5.750%	AUD	150,000	131,654
New South Wales Treasury Corp.
05/01/2020	6.000%	AUD	650,000	538,165
03/01/2022	6.000%	AUD	345,000	300,957
New South Wales Treasury Corp.(a)
04/08/2021	4.000%	AUD	150,000	120,398
Queensland Treasury Corp.(a)
06/21/2019	4.000%	AUD	420,000	327,985
02/21/2020	6.250%	AUD	525,000	433,567
06/21/2021	5.500%	AUD	575,000	484,027
07/21/2022	6.000%	AUD	500,000	438,648
Total				2,775,401

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Brazil Notas do Tesouro Nacional
Series F
01/01/2018	10.000%	BRL	2,000,000	637,352
Brazil Notas do Tesouro Nacional Serie F
01/01/2023	10.000%	BRL	860,000	274,096
Brazilian Government International Bond
01/05/2023	2.625%		325,000	312,439
Total				1,223,887
Canada 0.7%
Canada Housing Trust No. 1(a)
12/15/2017	1.700%	CAD	350,000	271,358
12/15/2020	1.250%	CAD	355,000	271,439
Canadian Government Bond
03/01/2018	1.250%	CAD	1,050,000	814,385
09/01/2019	1.750%	CAD	900,000	701,612
11/01/2019	1.250%	CAD	1,305,000	1,007,974
Export Development Canada
06/07/2021	2.400%	AUD	220,000	166,941
Province of Ontario
06/02/2019	4.400%	CAD	330,000	266,607
06/02/2020	4.200%	CAD	325,000	267,154
Total				3,767,470
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%		300,000	296,352
Colombia 0.2%
Colombia Government International Bond
01/28/2026	4.500%		625,000	668,764
Colombian TES
09/11/2019	7.000%	COP	820,000,000	281,655
Total				950,419
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%		120,000	130,978
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	112,368
Germany 0.1%
Kreditanstalt fuer Wiederaufbau
05/29/2020	3.750%	NZD	300,000	211,195
08/20/2020	6.000%	AUD	525,000	436,368
Total				647,563
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond
11/22/2023	5.750%		140,000	160,798
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	313,699
Indonesia 0.8%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	287,656
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	4,950,000,000	393,135
05/15/2022	7.000%	IDR	5,067,000,000	388,677
03/15/2024	8.375%	IDR	5,369,000,000	437,365
09/15/2026	8.375%	IDR	4,630,000,000	382,615
05/15/2027	7.000%	IDR	3,615,000,000	276,826
03/15/2029	9.000%	IDR	2,610,000,000	225,066
05/15/2031	8.750%	IDR	3,900,000,000	331,814
08/15/2032	7.500%	IDR	1,158,000,000	89,302
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	230,750
Perusahaan Listrik Negara PT(a)
05/15/2027	4.125%		280,000	279,852
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	277,681
PT Jasa Marga Persero Tbk(e)
12/11/2020	7.500%	IDR	2,000,000,000	147,863
PT Pertamina Persero(a)
05/20/2023	4.300%		400,000	419,110
05/20/2023	4.300%		270,000	282,900
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		200,000	203,001
Total				4,653,613
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%		200,000	223,709
Mexico 1.0%
Banco Nacional de Comercio Exterior SNC(a)
10/14/2025	4.375%		275,000	285,386
Banco Nacional de Comercio Exterior SNC(a),(n)
Subordinated
08/11/2026	3.800%		200,000	199,412
Mexican Bonos
06/14/2018	4.750%	MXN	1,970,000	104,353
12/13/2018	8.500%	MXN	4,940,000	268,478
06/11/2020	8.000%	MXN	5,740,000	314,538
06/10/2021	6.500%	MXN	10,200,000	536,989

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/07/2023	8.000%	MXN	3,790,000	211,900
12/05/2024	10.000%	MXN	8,490,000	526,791
Mexico City Airport Trust(a)
10/31/2026	4.250%		550,000	569,018
04/30/2028	3.875%		575,000	570,743
10/31/2046	5.500%		325,000	326,247
07/31/2047	5.500%		625,000	626,565
Mexico Government International Bond
05/29/2031	7.750%	MXN	4,730,000	261,814
01/23/2046	4.600%		230,000	230,216
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	5,190,000	269,318
03/13/2022	5.375%		320,000	342,127
Petroleos Mexicanos
09/21/2023	4.625%		275,000	284,609
Total				5,928,504
Netherlands 0.1%
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	228,418
New Zealand 0.5%
New Zealand Government Bond(a)
03/15/2019	5.000%	NZD	1,215,000	863,764
04/15/2020	3.000%	NZD	850,000	595,360
05/15/2021	6.000%	NZD	625,000	482,997
04/15/2023	5.500%	NZD	340,000	269,202
New Zealand Local Government Funding Agency Bond
03/15/2019	5.000%	NZD	840,000	594,777
Total				2,806,100
Norway 0.2%
Norway Government Bond(a)
05/22/2019	4.500%	NOK	5,025,000	639,173
05/25/2021	3.750%	NOK	5,710,000	754,457
Total				1,393,630
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	236,068
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	228,567
Total				464,635
Philippines 0.3%
Philippine Government Bond
03/20/2021	3.500%	PHP	12,000,000	232,199
04/21/2023	3.500%	PHP	18,000,000	337,128
07/19/2031	8.000%	PHP	18,000,000	457,102
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippine Government International Bond
01/15/2021	4.950%	PHP	22,000,000	450,052
01/14/2036	6.250%	PHP	20,000,000	448,667
Total				1,925,148
Portugal 0.1%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	399,979
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	300,000	402,202
Total				802,181
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	217,790
Singapore 0.5%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	196,439
Singapore Government Bond
06/01/2019	2.500%	SGD	1,525,000	1,148,217
09/01/2020	3.250%	SGD	1,850,000	1,433,588
Total				2,778,244
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	101,569
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	225,475
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		125,000	135,048
Total Foreign Government Obligations (Cost $33,058,703)				32,262,999

Limited Partnerships 0.8%
Issuer	Shares	Value ($)
Financials 0.8%
Capital Markets 0.8%
Fortress Investment Group LLC(f),(g)	591,233	4,647,091
Total Financials		4,647,091
Total Limited Partnerships (Cost $4,731,999)		4,647,091

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	500,000	562,100
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	305,950
Sales Tax 0.0%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	303,620
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	500,000	588,945
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%	500,000	500,345
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	327,530
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien
Series 2014B
05/15/2028	3.828%	500,000	533,380
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	447,368
Total			980,748
Total Municipal Bonds (Cost $3,532,052)			3,569,238

Mutual Funds 0.8%
Issuer	Shares	Value ($)
Information Technology 0.8%
Internet Software & Services 0.8%
Altaba, Inc.(f),(g),(i)	64,409	4,512,495
Total Information Technology		4,512,495
Total Mutual Funds (Cost $3,372,096)		4,512,495

Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Synovus Financial Corp.(n)
12/31/2049	7.875%	10,800	280,800
U.S. Bancorp(n)
12/31/2049	6.500%	9,950	286,261
Wells Fargo & Co.(n)
12/31/2049	5.850%	8,485	231,471
Total			798,532
Total Preferred Debt (Cost $814,202)			798,532

Preferred Stocks 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.3%
Banks 0.2%
First Republic Bank	5.125%	6,900	174,363
MB Financial, Inc	6.000%	7,875	202,143
People’s United Financial, Inc.(n)	5.625%	8,645	231,600
Regions Financial Corp.	6.375%	9,015	227,809
U.S. Bancorp(n)	3.500%	265	237,520
Valley National Bancorp(n)	5.500%	6,350	166,624
Total			1,240,059

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Capital Markets —%
Stifel Financial Corp.	5.200%	10,225	256,399
Insurance 0.1%
Hartford Financial Services Group, Inc. (The)(n)	7.875%	13,300	399,532
Total Financials			1,895,990
Total Preferred Stocks (Cost $1,901,921)			1,895,990

Residential Mortgage-Backed Securities - Agency 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% 09/15/2044	2.242%	652,127	659,332
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	3,749,585	558,267
Total Residential Mortgage-Backed Securities - Agency (Cost $1,198,335)			1,217,599

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% 11/25/2035	1.968%	712,701	700,496
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.301%	634,221	617,643
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% 06/25/2045	3.573%	631,263	639,031
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class A1
1-month USD LIBOR + 0.230% 01/25/2036	1.254%	511,312	510,926
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% 01/25/2036	1.474%	500,000	498,614
ASG Resecuritization Trust(a),(b)
CMO Series 2010-3 Class 3A68
1-month USD LIBOR + 0.290% 12/28/2045	1.527%	388,031	386,913
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% 09/25/2034	2.161%	556,101	560,840
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	1.503%	553,113	552,191
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	551,268	544,508
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	1.368%	925,000	869,211
BCAP LLC(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% 10/26/2036	1.478%	630,653	622,597
BCAP LLC Trust(a),(c)
CMO Series 2012-RR11 Class 2A3
08/26/2036	1.336%	552,632	552,169
BCAP LLC Trust(a),(b)
CMO Series 2014-RR1 Class 3A3
1-month USD LIBOR + 0.160% 03/26/2037	1.398%	561,671	553,638
CMO Series 2014-RR5 Class 1A4
3-month USD LIBOR + 0.225% 01/26/2036	1.445%	849,000	805,946
Bear Stearns ALT-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% 07/25/2034	2.153%	788,770	742,174
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% 12/25/2036	1.539%	650,161	624,309
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% 04/25/2037	1.479%	833,691	788,826
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.280% 01/25/2035	1.776%	473,154	475,130
Carrington Mortgage Loan Trust(b)
CMO Series 2005-NC4 Class M1
1-month USD LIBOR + 0.480% 09/25/2035	1.808%	489,232	489,431
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% 01/25/2035	1.936%	523,672	523,399

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% 10/25/2035	1.809%	900,000	900,724
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	522,742	519,804
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	765,459	768,284
Citigroup Mortgage Loan Trust(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.510% 01/25/2036	1.726%	369,626	369,767
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.540% 01/25/2036	1.756%	750,000	748,917
CKE Restaurant Holdings, Inc.(a)
CMO Series 2013-1A Class A2
03/20/2043	4.474%	406,648	408,335
COLT Mortgage Loan Trust(a),(c)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	498,487	490,171
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% 05/25/2036	2.183%	915,000	920,049
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% 10/25/2047	2.228%	286,444	285,478
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% 10/25/2047	2.128%	569,417	563,936
Credit Suisse Mortgage Capital Trust(a),(b)
CMO Series 2014-3R Class 5A3
1-month USD LIBOR + 0.190% 06/27/2036	1.428%	337,152	336,868
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	639,229	643,353
CMO Series 20154R Class 5A1
10/27/2036	3.000%	545,468	549,554
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% 07/25/2035	1.666%	560,000	560,407
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% 04/25/2036	1.798%	880,000	871,438
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DB Master Finance LLC(a)
CMO Series 2015-1A Class A2II
02/20/2045	3.980%	680,750	692,813
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	100,000	100,790
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	510,383	510,476
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	2.617%	374,062	374,601
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% 05/25/2024	2.188%	65,209	65,415
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	2.188%	512,453	515,125
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% 11/25/2029	2.088%	383,382	384,912
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% 01/25/2035	2.116%	747,906	753,653
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% 03/25/2036	1.304%	700,000	685,677
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	3.337%	674,620	644,470
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	164,175	172,029
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.650% 10/25/2028	3.528%	400,000	404,693
CMO Series 2016-HQA3 Class M1
1-month USD LIBOR + 0.800% 03/25/2029	2.038%	315,881	316,337
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	1.988%	282,123	283,052
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.839%	658,210	618,656

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% 12/25/2035	1.354%	810,000	718,521
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	1.483%	775,253	708,484
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% 03/25/2036	1.679%	735,000	732,591
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% 10/25/2034	2.028%	702,506	690,297
Impac Secured Assets Corp.(b)
CMO Series 2004-3 Class 2A2
1-month USD LIBOR + 0.640% 11/25/2034	1.968%	573,522	576,563
JP Morgan Mortgage Acquisition Trust(b)
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% 03/25/2047	1.304%	1,103,000	890,186
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% 01/25/2037	1.284%	630,000	618,963
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% 03/25/2037	1.589%	895,000	865,935
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% 11/25/2035	1.608%	421,066	422,956
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	1.608%	724,808	715,362
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% 03/26/2037	0.631%	540,316	518,613
Nomura Resecuritization Trust(a),(c)
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	398,798	402,599
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.440% 05/25/2035	1.876%	661,491	663,600
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	1.548%	703,444	693,880
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% 07/25/2036	1.519%	847,229	773,858
RAMP Series Trust(b)
CMO Series 2005-RZ4 Class M1
1-month USD LIBOR + 0.480% 11/25/2035	1.809%	530,882	531,196
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% 04/25/2035	1.984%	745,000	749,844
Specialty Underwriting & Residential Finance Trust(b)
CMO Series 2005-AB3 Class A1A
1-month USD LIBOR + 0.260% 09/25/2036	1.588%	623,423	622,547
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% 10/25/2035	1.628%	613,660	603,927
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% 07/25/2034	2.128%	866,356	858,188
CMO Series 2005-10 Class A6
1-month USD LIBOR + 0.330% 12/25/2035	1.898%	658,271	658,218
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
06/25/2057	2.750%	94,142	94,340
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% 04/25/2046	1.716%	490,779	440,858
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% 10/25/2035	1.446%	681,449	679,643
Wendys Funding LLC(a)
CMO Series 2015-1 Class A2II
06/15/2045	4.080%	260,680	266,355
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $42,700,902)			43,015,300

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Senior Loans 1.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
DAE Aviation Holdings, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.750% 07/07/2022	5.097%	115,000	115,661
Airlines 0.1%
American Airlines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/28/2023	3.250%	230,000	230,064
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.416%	229,424	229,855
Total			459,919
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/06/2024	3.600%	229,419	229,993
Cable and Satellite 0.1%
Atlantic Broadband Finance, LLC(b),(q),(r)
Term Loan
3-month USD LIBOR + 2.375% 08/09/2024	0.000%	405,000	404,267
Virgin Media Bristol LLC(b),(q)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	3.750%	210,000	209,870
Total			614,137
Chemicals 0.0%
H.B. Fuller Co.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 10/20/2024	3.533%	120,000	120,433
Consumer Cyclical Services 0.1%
ServiceMaster Co. LLC (The)(b),(q)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	3.850%	344,133	344,670
Consumer Products 0.1%
Spectrum Brands, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 06/23/2022	3.158%	289,273	290,720
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Rexnord LLC(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/21/2023	4.088%	174,560	174,677
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/28/2024	3.350%	230,306	231,241
Home Construction 0.1%
Four Seasons Holdings, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 2.550% 11/30/2023	3.850%	344,133	345,709
Independent Energy 0.0%
MEG Energy Corp.(b),(q)
Term Loan
3-month USD LIBOR + 3.500% 12/31/2023	4.833%	229,424	229,261
Leisure 0.0%
Cinemark USA, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 05/09/2022	3.280%	114,752	115,224
Lodging 0.1%
Hilton Worldwide Finance LLC(b),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 10/25/2023	3.328%	289,273	290,636
Media and Entertainment 0.1%
CBS Radio, Inc.(b),(q),(r)
Tranche B1 Term Loan
3-month USD LIBOR + 0.000% 11/18/2024	4.172%	290,000	291,813
Cengage Learning, Inc.(b),(q),(r)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	5.495%	195,000	185,466
Total			477,279
Packaging 0.1%
Berry Global, Inc.(b),(q)
Tranche M Term Loan
3-month USD LIBOR + 2.250% 10/01/2022	3.559%	115,000	115,360

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche N Term Loan
3-month USD LIBOR + 2.250% 01/19/2024	3.496%	344,136	344,996
Tranche O Term Loan
3-month USD LIBOR + 2.000% 02/08/2020	3.406%	153,000	153,153
Total			613,509
Pharmaceuticals 0.1%
Gilead Sciences, Inc.(b),(q),(r)
Term Loan
3-month USD LIBOR + 1.000% 09/08/2022	2.317%	200,000	199,750
Grifols Worldwide Operations Ltd.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.455%	289,273	289,996
Total			489,746
Property & Casualty 0.0%
USI Holdings Corp.(b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.350%	175,000	174,125
Restaurants 0.1%
Burger King/Tim Hortons(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	3.593%	518,694	518,373
Technology 0.4%
Ascend Learning LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.600%	115,000	115,575
Avaya, Inc.(b),(q),(r)
Term Loan
3-month USD LIBOR + 4.750% 11/08/2024	0.000%	195,000	192,249
Dell International LLC(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 1.500% 09/07/2023	3.350%	219,675	219,629
3-month USD LIBOR + 2.000% 09/07/2023	3.350%	265,565	265,626
First Data Corp.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.563%	345,000	344,979
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gartner, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/05/2024	3.350%	174,561	175,434
JDA Software Group(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 10/12/2023	4.371%	310,000	311,783
Rackspace Hosting, Inc.(b),(q),(r)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.385%	60,000	59,903
Vantiv LLC(b),(q),(r)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 08/09/2024	3.250%	105,000	105,468
West Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.350%	154,330	154,080
Zebra Technologies Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	3.371%	256,405	257,187
Total			2,201,913
Wireless 0.1%
SBA Senior Finance II LLC(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 03/24/2021	3.600%	344,111	344,923
Sprint Communications, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	3.875%	344,135	344,049
Total			688,972
Wirelines 0.1%
Cable & Wireless Ltd.(b),(q),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 01/31/2025	4.678%	175,000	175,164
CenturyLink, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.100%	176,000	168,411
Total			343,575
Total Senior Loans (Cost $9,078,193)			9,069,773

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Treasury Bills(l) 12.2%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 1.4%
Japan Treasury Discount Bills
01/10/2018	(0.210%)	JPY	900,000,000	7,998,705
United States 10.8%
U.S. Treasury Bills
01/18/2018	1.140%		6,900,000	6,889,463
01/25/2018	1.160%		27,969,000	27,919,379
02/01/2018	1.130%		15,144,000	15,114,476
02/08/2018	1.180%		7,035,000	7,019,096
02/15/2018	1.180%		3,227,000	3,218,986
03/08/2018	1.270%		2,567,000	2,558,304
U.S. Treasury Bills(f)
03/01/2018	1.250%		102,000	101,683
Total				62,821,387
Total Treasury Bills (Cost $70,816,482)				70,820,092

Options Purchased Calls 0.0%
Value ($)
(Cost $163,254)	215,349

Options Purchased Puts 0.0%

(Cost $472,383)	222,225

Money Market Funds 18.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(s),(t)	108,715,159	108,715,159
Total Money Market Funds (Cost $108,714,302)		108,715,159
Total Investments (Cost $566,959,495)		562,228,569

Investments Sold Short (5.8)

Common Stocks (4.8)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.4)%
Auto Components (0.3)%
American Axle & Manufacturing Holdings, Inc.(i)	(15,742)	(282,569)
BorgWarner, Inc.	(6,382)	(355,350)
Lear Corp.	(2,898)	(524,219)
Magna International, Inc.	(9,413)	(527,128)
Total		(1,689,266)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (0.4)%
McDonald’s Corp.	(2,674)	(459,848)
Sonic Corp.	(13,910)	(354,983)
Wendy’s Co. (The)	(23,988)	(357,181)
Yum! Brands, Inc.	(15,887)	(1,326,088)
Total		(2,498,100)
Household Durables (0.3)%
Lennar Corp., Class A	(23,117)	(1,451,285)
Lennar Corp., Class B	(463)	(23,749)
Total		(1,475,034)
Media (0.4)%
Discovery Communications, Inc., Class C(i)	(68,331)	(1,235,424)
Nexstar Broadcasting Group, Inc., Class A	(1,028)	(69,801)
Sinclair Broadcast Group, Inc., Class A	(30,910)	(1,052,486)
Sirius XM Holdings, Inc.	(10,758)	(59,169)
Total		(2,416,880)
Specialty Retail (0.0)%
Aaron’s, Inc.	(1,012)	(38,173)
Total Consumer Discretionary		(8,117,453)
Consumer Staples (0.2)%
Food & Staples Retailing (0.2)%
CVS Health Corp.	(11,959)	(916,059)
Total Consumer Staples		(916,059)
Financials (0.2)%
Capital Markets (0.2)%
Cboe Global Markets, Inc.	(7,529)	(929,304)
Total Financials		(929,304)
Health Care (0.7)%
Health Care Equipment & Supplies (0.5)%
Becton Dickinson and Co.	(13,799)	(3,149,070)
Pharmaceuticals (0.2)%
Akorn, Inc.(i)	(21,325)	(694,129)
Merck KGaA	(4,034)	(429,395)
Total		(1,123,524)
Total Health Care		(4,272,594)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (0.2)%
Machinery (0.2)%
Parker-Hannifin Corp.	(5,450)	(1,021,821)
Total Industrials		(1,021,821)
Information Technology (1.6)%
Communications Equipment (0.1)%
Cisco Systems, Inc.	(5,449)	(203,248)
Nokia OYJ, ADR	(28,651)	(143,542)
Telefonaktiebolaget LM Ericsson, ADR	(30,570)	(191,062)
Total		(537,852)
Electronic Equipment, Instruments & Components (0.1)%
TE Connectivity Ltd.	(5,185)	(489,671)
Internet Software & Services (0.7)%
Alibaba Group Holding Ltd., ADR(i)	(18,679)	(3,307,677)
LogMeIn, Inc.	(7,365)	(876,435)
Total		(4,184,112)
IT Services (0.6)%
CGI Group, Inc., Class A(i)	(4,562)	(240,828)
Convergys Corp.	(4,562)	(112,590)
Genpact Ltd.	(8,110)	(261,467)
Infosys Ltd., ADR	(14,192)	(220,828)
MoneyGram International, Inc.(i)	(27,567)	(392,554)
Sykes Enterprises, Inc.(i)	(3,548)	(112,897)
Vantiv, Inc., Class A(i)	(32,000)	(2,400,000)
Total		(3,741,164)
Semiconductors & Semiconductor Equipment (0.1)%
Broadcom Ltd.	(230)	(63,926)
Xcerra Corp.(i)	(30,343)	(300,699)
Total		(364,625)
Technology Hardware, Storage & Peripherals (0.0)%
Hewlett Packard Enterprise Co.	(13,021)	(181,643)
Total Information Technology		(9,499,067)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.1)%
Chemicals (0.1)%
Eastman Chemical Co.	(2,643)	(244,134)
Olin Corp.	(6,734)	(240,000)
Venator Materials PLC(i)	(4,474)	(98,428)
Total		(582,562)
Total Materials		(582,562)
Real Estate (0.1)%
Equity Real Estate Investment Trusts (REITS) (0.1)%
Washington Real Estate Investment Trust	(18,435)	(595,819)
Total Real Estate		(595,819)
Telecommunication Services (0.3)%
Diversified Telecommunication Services (0.3)%
AT&T, Inc.	(42,965)	(1,563,067)
IDT Corp., Class B	(25,513)	(398,768)
Total		(1,961,835)
Total Telecommunication Services		(1,961,835)
Total Common Stocks (Proceeds $25,559,796)		(27,896,514)

Corporate Bonds & Notes (0.2)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers (0.2)%
L Brands, Inc.
10/15/2023	5.625%	(22,000)	(23,737)
Limited Brands, Inc.
02/15/2022	5.625%	(1,235,000)	(1,329,326)
Total			(1,353,063)
Total Corporate Bonds & Notes (Proceeds $1,345,924)			(1,353,063)

26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Investments Sold Short (continued)

Exchange-Traded Funds (0.8)%
	Shares	Value ($)
iShares Russell 2000 Value ETF	(2,238)	(285,972)
Materials Select Sector SPDR Fund	(4,055)	(241,516)
Vaneck Vectors Semiconductor	(19,202)	(1,925,000)
Vanguard REIT ETF	(23,409)	(1,975,485)
Total Exchange-Traded Funds (Proceeds $4,215,797)		(4,427,973)
Total Investments Sold Short (Proceeds $31,121,517)		(33,677,550)
Total Investments, Net of Investments Sold Short		528,551,019
Other Assets & Liabilities, Net		54,536,160
Net Assets		583,087,179
At November 30, 2017, securities and/or cash totaling $86,310,990 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
276,995 AUD	251,122 NZD	ANZ Securities	12/20/2017	651	—
1,136,796 AUD	1,025,949 NZD	ANZ Securities	12/20/2017	—	(855)
1,489,002 AUD	1,900,000 USD	ANZ Securities	12/20/2017	—	(51,973)
82,568 NZD	120,000 USD	ANZ Securities	12/20/2017	—	(568)
2,870,000 USD	2,288,472 AUD	ANZ Securities	12/20/2017	117,803	—
11,786,895 USD	8,318,727 NZD	ANZ Securities	12/20/2017	264,335	—
1,245,000 GBP	1,652,358 USD	Barclays	12/20/2017	—	(32,602)
1,352,198 NZD	1,905,000 USD	BMO	12/20/2017	—	(50,445)
1,028,687 USD	825,000 CAD	BMO	12/20/2017	27,427	—
3,078,880 USD	2,470,000 CAD	Canadian Imperial	12/20/2017	82,848	—
16,961,401 AUD	13,538,752 USD	Citi	12/20/2017	710,324	—
67 AUD	50 USD	Citi	12/20/2017	—	—
8,729,500 BRL	2,717,183 USD	Citi	12/20/2017	55,166	—
3,390,000 BRL	1,026,690 USD	Citi	12/20/2017	—	(7,073)
6,293,314 CAD	4,260,000 EUR	Citi	12/20/2017	197,195	—
2,903,333 CAD	43,258,395 MXN	Citi	12/20/2017	63,516	—
6,663,668 CAD	5,345,327 USD	Citi	12/20/2017	178,777	—
573,000 CAD	443,854 USD	Citi	12/20/2017	—	(411)
84,000 CHF	87,652 USD	Citi	12/20/2017	2,131	—
1,251,217,750 CLP	1,971,965 USD	Citi	12/20/2017	39,031	—
3,492,970,968 COP	1,171,696 USD	Citi	12/20/2017	15,680	—
1,562,589,008 COP	514,994 USD	Citi	12/20/2017	—	(2,152)
4,652,500 EUR	5,580,713 USD	Citi	12/20/2017	36,376	—
17,106,000 EUR	20,156,295 USD	Citi	12/20/2017	—	(228,751)
1,310,000 GBP	2,186,966 CAD	Citi	12/20/2017	—	(77,306)
9,562,375 GBP	12,639,472 USD	Citi	12/20/2017	—	(302,066)
5,334,000 HKD	684,334 USD	Citi	12/20/2017	1,234	—
859,713,000 HUF	3,349,202 USD	Citi	12/20/2017	76,717	—
654,265,000 HUF	2,466,492 USD	Citi	12/20/2017	—	(23,959)
20,086,604,004 IDR	1,491,779 USD	Citi	12/20/2017	10,010	—
20,779,456,108 IDR	1,526,197 USD	Citi	12/20/2017	—	(6,683)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,863,375 ILS	2,231,831 USD	Citi	12/20/2017	—	(19,322)
60,455,000 INR	936,560 USD	Citi	12/20/2017	1,452	—
370,466,794 INR	5,675,796 USD	Citi	12/20/2017	—	(54,525)
995,743,490 JPY	7,495,000 EUR	Citi	12/20/2017	75,216	—
2,559,024,830 JPY	23,322,911 USD	Citi	12/20/2017	562,028	—
370,294,000 JPY	3,260,242 USD	Citi	12/20/2017	—	(33,285)
2,540,077,938 KRW	2,342,225 USD	Citi	12/20/2017	7,385	—
8,528,655,805 KRW	7,739,082 USD	Citi	12/20/2017	—	(100,458)
44,188,112 MXN	2,950,000 CAD	Citi	12/20/2017	—	(77,079)
110,575,000 MXN	6,075,152 USD	Citi	12/20/2017	158,784	—
68,708,000 MXN	3,613,740 USD	Citi	12/20/2017	—	(62,514)
219,958,000 NOK	27,579,755 USD	Citi	12/20/2017	1,124,033	—
272,411 NZD	246,465 AUD	Citi	12/20/2017	261	—
20,624,000 NZD	14,543,455 USD	Citi	12/20/2017	450,364	—
184,414,000 PHP	3,568,772 USD	Citi	12/20/2017	—	(93,445)
473,077 PLN	134,244 USD	Citi	12/20/2017	179	—
21,851,462 PLN	6,029,725 USD	Citi	12/20/2017	—	(162,730)
16,523,698 SEK	16,025,000 NOK	Citi	12/20/2017	—	(49,465)
180,305,000 SEK	22,300,280 USD	Citi	12/20/2017	728,624	—
48,301,000 SEK	5,755,841 USD	Citi	12/20/2017	—	(22,882)
3,858,500 SGD	2,868,861 USD	Citi	12/20/2017	7,565	—
3,895,500 SGD	2,873,866 USD	Citi	12/20/2017	—	(14,868)
60,960,000 TRY	16,507,605 USD	Citi	12/20/2017	1,020,325	—
836,000 TRY	211,936 USD	Citi	12/20/2017	—	(456)
79,982,375 TWD	2,673,520 USD	Citi	12/20/2017	5,151	—
31,304,875 TWD	1,038,771 USD	Citi	12/20/2017	—	(5,621)
13,522,008 USD	17,032,000 AUD	Citi	12/20/2017	—	(640,184)
11,232 USD	37,000 BRL	Citi	12/20/2017	51	—
4,143,440 USD	13,283,000 BRL	Citi	12/20/2017	—	(92,857)
11,567,358 USD	14,442,897 CAD	Citi	12/20/2017	—	(369,327)
16,996 USD	16,800 CHF	Citi	12/20/2017	109	—
22,848 USD	22,400 CHF	Citi	12/20/2017	—	(43)
2,699,803 USD	1,702,094,000 CLP	Citi	12/20/2017	—	(70,337)
1,700,617 USD	5,055,559,976 COP	Citi	12/20/2017	—	(27,454)
34,100,646 USD	28,820,000 EUR	Citi	12/20/2017	243,855	—
758,039 USD	629,000 EUR	Citi	12/20/2017	—	(8,466)
13,775,364 USD	10,349,000 GBP	Citi	12/20/2017	230,777	—
2,961,907 USD	2,183,000 GBP	Citi	12/20/2017	—	(7,476)
499,655 USD	3,897,000 HKD	Citi	12/20/2017	—	(585)
290,471 USD	77,056,000 HUF	Citi	12/20/2017	2,841	—
5,142,318 USD	1,321,338,000 HUF	Citi	12/20/2017	—	(112,663)
571,234 USD	7,762,706,120 IDR	Citi	12/20/2017	1,413	—
2,453,825 USD	33,103,353,992 IDR	Citi	12/20/2017	—	(11,823)
2,539,894 USD	8,984,000 ILS	Citi	12/20/2017	32,075	—
437,037 USD	1,525,000 ILS	Citi	12/20/2017	—	(455)
5,775,524 USD	374,149,820 INR	Citi	12/20/2017	11,765	—
879,182 USD	56,771,974 INR	Citi	12/20/2017	—	(1,042)
2,057,549 USD	232,748,832 JPY	Citi	12/20/2017	12,602	—
22,659,534 USD	2,504,482,042 JPY	Citi	12/20/2017	—	(383,774)
10,976,879 USD	12,338,772,712 KRW	Citi	12/20/2017	364,921	—
152,290 USD	2,932,000 MXN	Citi	12/20/2017	4,588	—
10,462,292 USD	188,693,000 MXN	Citi	12/20/2017	—	(366,183)
25,566,152 USD	201,684,250 NOK	Citi	12/20/2017	—	(1,308,328)
1,248,858 USD	1,833,538 NZD	Citi	12/20/2017	4,062	—
6,717,417 USD	9,524,845 NZD	Citi	12/20/2017	—	(208,762)
3,592,409 USD	184,414,000 PHP	Citi	12/20/2017	69,808	—
6,929,998 USD	25,163,000 PLN	Citi	12/20/2017	200,910	—
754,289 USD	6,374,500 SEK	Citi	12/20/2017	8,355	—
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
26,511,780 USD	212,669,750 SEK	Citi	12/20/2017	—	(1,068,011)
3,231,988 USD	4,384,449 SGD	Citi	12/20/2017	19,329	—
2,506,682 USD	3,369,551 SGD	Citi	12/20/2017	—	(7,969)
6,675,575 USD	26,476,250 TRY	Citi	12/20/2017	50,886	—
5,469,159 USD	19,434,000 TRY	Citi	12/20/2017	—	(531,826)
2,725,420 USD	81,986,626 TWD	Citi	12/20/2017	9,815	—
1,852,374 USD	55,270,374 TWD	Citi	12/20/2017	—	(8,445)
3,490,352 USD	49,493,000 ZAR	Citi	12/20/2017	108,660	—
6,657,478 USD	88,298,000 ZAR	Citi	12/20/2017	—	(236,661)
61,943,000 ZAR	4,599,424 USD	Citi	12/20/2017	95,078	—
75,848,000 ZAR	5,342,183 USD	Citi	12/20/2017	—	(173,301)
510,000 BRL	153,720 USD	Citi	03/21/2018	—	(244)
2,052,000 CAD	1,608,533 USD	Citi	03/21/2018	15,702	—
22,000 CAD	17,077 USD	Citi	03/21/2018	—	—
22,400 CHF	23,012 USD	Citi	03/21/2018	50	—
16,800 CHF	17,119 USD	Citi	03/21/2018	—	(103)
42,089,000 CLP	66,451 USD	Citi	03/21/2018	1,488	—
31,813,000 COP	10,476 USD	Citi	03/21/2018	17	—
75,429,000 COP	24,759 USD	Citi	03/21/2018	—	(39)
2,000 GBP	2,680 USD	Citi	03/21/2018	—	(35)
1,437,000 HKD	184,377 USD	Citi	03/21/2018	128	—
64,000 HKD	8,205 USD	Citi	03/21/2018	—	(1)
115,584,000 HUF	444,461 USD	Citi	03/21/2018	2,110	—
157,447,000 HUF	596,796 USD	Citi	03/21/2018	—	(5,768)
13,670,000 INR	207,257 USD	Citi	03/21/2018	—	(2,035)
19,011,000 KRW	17,337 USD	Citi	03/21/2018	—	(150)
39,405,250 NOK	4,805,993 USD	Citi	03/21/2018	54,022	—
4,583,845 NZD	3,149,846 USD	Citi	03/21/2018	21,135	—
1,833,538 NZD	1,247,333 USD	Citi	03/21/2018	—	(4,151)
8,363,000 PHP	163,851 USD	Citi	03/21/2018	—	(955)
9,561,750 SEK	1,159,870 USD	Citi	03/21/2018	8,927	—
18,423,500 SEK	2,203,559 USD	Citi	03/21/2018	—	(14,068)
913,000 TRY	226,862 USD	Citi	03/21/2018	1,601	—
27,203,250 TRY	6,656,386 USD	Citi	03/21/2018	—	(55,382)
50 USD	67 AUD	Citi	03/21/2018	—	—
304 USD	401 AUD	Citi	03/21/2018	—	(1)
1,224,444 USD	4,020,500 BRL	Citi	03/21/2018	—	(10,691)
815,217 USD	1,040,668 CAD	Citi	03/21/2018	—	(7,415)
987,358 USD	631,226,750 CLP	Citi	03/21/2018	—	(13,075)
753,587 USD	2,280,772,976 COP	Citi	03/21/2018	—	(3,774)
9,174,581 USD	7,694,000 EUR	Citi	03/21/2018	46,393	—
2,313,085 USD	1,923,500 EUR	Citi	03/21/2018	—	(7,841)
3,931,848 USD	2,935,800 GBP	Citi	03/21/2018	53,496	—
318,203 USD	2,480,000 HKD	Citi	03/21/2018	—	(223)
45,281 USD	621,937,984 IDR	Citi	03/21/2018	116	—
1,218,290 USD	16,655,023,216 IDR	Citi	03/21/2018	—	(2,590)
1,329,323 USD	4,646,375 ILS	Citi	03/21/2018	5,991	—
1,735,499 USD	114,264,794 INR	Citi	03/21/2018	13,930	—
5,837,869 USD	6,364,405,845 KRW	Citi	03/21/2018	16,194	—
2,343,528 USD	2,540,077,938 KRW	Citi	03/21/2018	—	(7,132)
841,054 USD	16,164,000 MXN	Citi	03/21/2018	10,222	—
1,266,036 USD	23,930,000 MXN	Citi	03/21/2018	—	(5,764)
688,156 USD	1,005,000 NZD	Citi	03/21/2018	—	(2,192)
625,166 USD	32,054,000 PHP	Citi	03/21/2018	6,510	—
797,598 USD	2,838,462 PLN	Citi	03/21/2018	7,206	—
134,336 USD	473,077 PLN	Citi	03/21/2018	—	(202)
2,302,342 USD	3,112,500 SGD	Citi	03/21/2018	8,225	—
1,987,504 USD	2,670,500 SGD	Citi	03/21/2018	—	(5,056)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
435,225 USD	12,984,875 TWD	Citi	03/21/2018	459	—
2,347,120 USD	69,755,375 TWD	Citi	03/21/2018	—	(6,608)
363,396,964 JPY	3,257,817 USD	Citi	03/22/2018	9,456	—
191,308 USD	21,474,000 JPY	Citi	03/22/2018	646	—
1,036,676 USD	115,713,000 JPY	Citi	03/22/2018	—	(2,332)
369,416 USD	5,252,000 ZAR	Citi	03/22/2018	6,879	—
53,698,000 ZAR	3,726,675 USD	Citi	03/22/2018	—	(120,680)
684,500 CAD	538,192 USD	Goldman Sachs	12/15/2017	7,526	—
1,187,500 CHF	1,245,089 USD	Goldman Sachs	12/15/2017	36,679	—
44,800 CHF	45,243 USD	Goldman Sachs	12/15/2017	—	(346)
2,229,800 EUR	2,679,129 USD	Goldman Sachs	12/15/2017	22,903	—
750,600 EUR	885,751 USD	Goldman Sachs	12/15/2017	—	(8,394)
1,268 GBP	1,718 USD	Goldman Sachs	12/15/2017	1	—
2,028,850 GBP	2,700,021 USD	Goldman Sachs	12/15/2017	—	(45,165)
287,119 USD	358,800 CAD	Goldman Sachs	12/15/2017	—	(8,956)
763,291 USD	759,700 CHF	Goldman Sachs	12/15/2017	9,787	—
489,220 USD	472,600 CHF	Goldman Sachs	12/15/2017	—	(8,298)
3,480,111 USD	2,949,100 EUR	Goldman Sachs	12/15/2017	32,974	—
37,606 USD	31,300 EUR	Goldman Sachs	12/15/2017	—	(321)
1,097,170 USD	811,000 GBP	Goldman Sachs	12/15/2017	174	—
935,256 AUD	714,115 USD	Goldman Sachs	12/20/2017	6,752	—
2,663,696 CAD	1,575,000 GBP	Goldman Sachs	12/20/2017	66,328	—
628,333 CAD	9,272,001 MXN	Goldman Sachs	12/20/2017	8,936	—
6,074,982 CAD	4,939,375 USD	Goldman Sachs	12/20/2017	229,252	—
1,250,000 EUR	166,115,000 JPY	Goldman Sachs	12/20/2017	—	(12,126)
3,100,000 EUR	3,669,918 USD	Goldman Sachs	12/20/2017	—	(24,321)
2,560,000 GBP	3,362,579 USD	Goldman Sachs	12/20/2017	—	(102,077)
9,350,428 MXN	501,926 USD	Goldman Sachs	12/20/2017	1,627	—
1,996,714 USD	2,554,792 AUD	Goldman Sachs	12/20/2017	—	(64,446)
1,840,000 USD	2,282,388 CAD	Goldman Sachs	12/20/2017	—	(70,394)
754,000 USD	640,000 EUR	Goldman Sachs	12/20/2017	8,682	—
2,352,279 USD	1,970,000 EUR	Goldman Sachs	12/20/2017	—	(4,650)
340,369 USD	260,000 GBP	Goldman Sachs	12/20/2017	11,510	—
887,549 USD	1,280,000 NZD	Goldman Sachs	12/20/2017	—	(12,881)
437,409 USD	593,714 SGD	Goldman Sachs	12/20/2017	2,864	—
900,000,000 JPY	8,018,532 USD	Goldman Sachs	01/10/2018	3,438	—
1,724,700 EUR	2,058,140 USD	Goldman Sachs	03/15/2018	—	(8,050)
242,381 AUD	269,680 NZD	HSBC	12/20/2017	962	—
1,597,141 CAD	1,314,433 USD	HSBC	12/20/2017	76,119	—
2,625,000 EUR	3,133,843 USD	HSBC	12/20/2017	5,657	—
3,160,000 EUR	3,719,092 USD	HSBC	12/20/2017	—	(46,647)
655,000 GBP	865,406 USD	HSBC	12/20/2017	—	(21,059)
169,651,972 JPY	1,515,000 USD	HSBC	12/20/2017	6,055	—
940,000 NZD	682,937 USD	HSBC	12/20/2017	40,603	—
5,606,402 SGD	4,169,051 USD	HSBC	12/20/2017	11,586	—
657,290 SGD	485,725 USD	HSBC	12/20/2017	—	(1,693)
937,000 USD	1,161,596 CAD	HSBC	12/20/2017	—	(36,378)
3,947,561 USD	3,015,000 GBP	HSBC	12/20/2017	132,883	—
1,234,002 USD	1,760,000 NZD	HSBC	12/20/2017	—	(31,334)
1,182,317 USD	1,610,688 SGD	HSBC	12/20/2017	12,099	—
8,426,410 CAD	9,485,000 NZD	JPMorgan	12/20/2017	—	(51,831)
2,205,000 NZD	1,534,387 USD	JPMorgan	12/20/2017	27,634	—
7,735,000 NZD	5,278,642 USD	JPMorgan	12/20/2017	—	(6,950)
3,244,763 USD	4,710,000 NZD	JPMorgan	12/20/2017	—	(26,257)
1,315,000 CAD	1,944,004 EUR	RBC	12/20/2017	—	(59,825)
1,010,000 CAD	1,732,844 GBP	RBC	12/20/2017	—	(23,387)
35,523,887 CAD	44,547,264 USD	RBC	12/20/2017	—	(984,999)
6,681,197 EUR	4,520,000 CAD	RBC	12/20/2017	206,297	—
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,634,386 GBP	1,245,000 USD	RBC	12/20/2017	50,573	—
6,245,000 JPY	827,420,659 EUR	RBC	12/20/2017	—	(82,727)
1,202,447 NZD	1,355,000 CAD	RBC	12/20/2017	—	(6,377)
11,688,749 USD	9,299,852 CAD	RBC	12/20/2017	237,199	—
1,245,000 USD	1,631,209 GBP	RBC	12/20/2017	—	(53,750)
14,336,113 CAD	17,952,141 USD	Scotia Mecleod	12/20/2017	—	(417,256)
5,315,146 EUR	4,515,000 USD	Scotia Mecleod	12/20/2017	65,333	—
615,000 MXN	9,356,838 CAD	Scotia Mecleod	12/20/2017	23,813	—
3,580,539 USD	2,855,000 CAD	Scotia Mecleod	12/20/2017	78,896	—
3,833,595 AUD	2,530,000 EUR	Standard Chartered	12/20/2017	115,510	—
2,483,709 CAD	1,680,000 EUR	Standard Chartered	12/20/2017	76,342	—
276,467 CAD	4,087,383 MXN	Standard Chartered	12/20/2017	4,344	—
1,680,000 EUR	2,490,684 CAD	Standard Chartered	12/20/2017	—	(70,934)
1,265,000 EUR	166,749,770 JPY	Standard Chartered	12/20/2017	—	(24,355)
12,150,000 EUR	14,373,465 USD	Standard Chartered	12/20/2017	—	(105,566)
166,582,790 JPY	1,265,000 EUR	Standard Chartered	12/20/2017	25,841	—
3,523,616 SGD	2,610,712 USD	Standard Chartered	12/20/2017	—	(2,248)
6,748,784 USD	5,740,000 EUR	Standard Chartered	12/20/2017	91,516	—
734,431 AUD	969,527 USD	State Street	12/20/2017	—	(1,148)
9,462,484 CAD	625,000 MXN	State Street	12/20/2017	—	(21,713)
4,850,000 CAD	4,240,501 NZD	State Street	12/20/2017	—	(26,380)
937,000 CAD	1,162,405 USD	State Street	12/20/2017	—	(35,751)
1,877,404 EUR	1,275,000 CAD	State Street	12/20/2017	63,794	—
1,590,599 EUR	1,320,000 USD	State Street	12/20/2017	—	(17,568)
827,331 MXN	15,603,690 USD	State Street	12/20/2017	7,551	—
2,044,149 MXN	37,561,917 USD	State Street	12/20/2017	—	(34,381)
2,684,277 NZD	3,070,000 CAD	State Street	12/20/2017	16,633	—
1,537,343 NZD	2,100,000 USD	State Street	12/20/2017	—	(102,340)
236,499 SGD	320,834 USD	State Street	12/20/2017	1,417	—
1,169,071 USD	892,367 AUD	State Street	12/20/2017	8,163	—
3,159,659 USD	2,494,519 CAD	State Street	12/20/2017	44,736	—
7,635,000 USD	9,033,413 EUR	State Street	12/20/2017	—	(65,138)
57,075,468 USD	3,167,350 MXN	State Street	12/20/2017	113,500	—
11,992,500 USD	625,000 MXN	State Street	12/20/2017	—	(16,664)
7,034,478 USD	5,076,884 NZD	State Street	12/20/2017	269,983	—
11,900,000 USD	1,496,539 SEK	State Street	12/20/2017	72,825	—
1,926,425 CAD	1,295,000 EUR	TD Securities	12/20/2017	49,621	—
17,253,360 CAD	13,620,625 USD	TD Securities	12/20/2017	243,555	—
110,000 USD	136,139 CAD	TD Securities	12/20/2017	—	(4,447)
Total				10,413,864	(10,145,501)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	5	06/2018	EUR	1,253,813	—	(223)
3-Month Euro Euribor	29	09/2018	EUR	7,271,388	—	(78)
3-Month Euro Euribor	45	12/2018	EUR	11,279,250	—	(395)
3-Month Euro Euribor	38	03/2019	EUR	9,518,525	—	(1,761)
3-Month Euro Euribor	24	06/2019	EUR	6,007,800	—	(2,346)
3-Month Euro Euribor	5	09/2019	EUR	1,250,750	—	(726)
Amsterdam IDX	10	12/2017	EUR	1,080,200	—	(5,017)
AUD/USD Currency	191	12/2017	USD	14,449,150	—	(923,753)
Australian 10-Year Bond	39	12/2017	AUD	5,095,112	7,612	—
Australian 3-Year Bond	92	12/2017	AUD	10,289,193	2,421	—
BP Currency	104	12/2017	USD	8,794,500	211,837	—
Brent Crude	116	12/2017	USD	7,265,080	1,101	—
CAC40 Index	47	12/2017	EUR	2,522,725	19,631	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	8	12/2017	USD	1,347,900	—	(20,646)
Copper	3	03/2018	USD	507,862	—	(1,481)
Copper	32	03/2018	USD	2,451,200	—	(21,915)
Cotton	1	03/2018	USD	36,405	1,298	—
DAX Index	9	12/2017	EUR	2,936,813	92,682	—
DJIA Mini E	48	12/2017	USD	5,825,760	545,098	—
Euro CHF 3-Month ICE	4	06/2018	CHF	1,006,900	75	—
Euro CHF 3-Month ICE	4	09/2018	CHF	1,006,400	97	—
Euro FX	164	12/2017	USD	24,411,400	66,857	—
EURO STOXX 50	59	12/2017	EUR	2,108,070	14,711	—
Euro-Bobl	75	12/2017	EUR	9,938,095	—	(1,139)
Euro-Bobl	43	03/2018	EUR	5,698,650	3,435	—
Euro-Bund	3	12/2017	EUR	488,447	3,620	—
Euro-Bund	1	03/2018	EUR	163,483	138	—
Euro-Schatz	2	12/2017	EUR	224,465	—	(137)
Euro-Schatz	1	03/2018	EUR	112,352	—	(25)
FTSE 100 Index	22	12/2017	GBP	1,612,380	—	(20,987)
FTSE/JSE Top 40 Index	49	12/2017	ZAR	26,217,450	57,774	—
FTSE/MIB Index	1	12/2017	EUR	111,885	1,352	—
Gold 100 oz.	42	02/2018	USD	5,362,140	—	(56,808)
Japanese 10-Year Government Bond	10	12/2017	JPY	1,513,528,359	9,574	—
KOSPI 200 Index	48	12/2017	KRW	3,907,200,000	146,340	—
KOSPI 200 Index	2	12/2017	KRW	162,800,000	5,934	—
Lean Hogs	7	02/2018	USD	195,370	—	(842)
Low Sulphur Gasoil	119	01/2018	USD	6,640,200	—	(94,905)
MSCI Taiwan Index	1	12/2017	USD	39,210	—	(1,143)
NASDAQ 100 E-mini	58	12/2017	USD	7,388,040	415,434	—
Nickel	4	12/2017	USD	265,368	—	(27,608)
Nickel	2	03/2018	USD	133,524	—	(2,645)
NY Harbor ULSD	57	12/2017	USD	4,542,854	—	(92,227)
OMXS30 Index	57	12/2017	SEK	9,177,000	—	(13,824)
Primary Aluminum	10	12/2017	USD	508,250	—	(14,057)
Primary Aluminum	4	03/2018	USD	205,350	—	(1,860)
RBOB Gasoline	40	12/2017	USD	2,906,400	—	(99,828)
Russell 2000 E-mini	37	12/2017	USD	2,858,990	193,016	—
S&P 500 E-mini	41	12/2017	USD	5,428,195	308,154	—
S&P Mid 400 E-mini	12	12/2017	USD	2,280,000	204,068	—
S&P/TSE 60 Index	48	12/2017	CAD	9,131,520	286,306	—
SGX Nifty Index	6	12/2017	USD	123,336	—	(2,001)
Soybean	7	01/2018	USD	345,013	—	(3,680)
SPI 200 Index	43	12/2017	AUD	6,434,950	111,402	—
TOPIX Index	68	12/2017	JPY	1,221,960,000	1,307,147	—
U.S. Long Bond	1	03/2018	USD	154,599	—	(370)
U.S. Ultra Bond	4	03/2018	USD	664,778	—	(6,364)
WTI Crude	97	12/2017	USD	5,567,800	15,764	—
Zinc	5	12/2017	USD	395,906	6,332	—
Zinc	3	03/2018	USD	236,644	29	—
Total					4,039,239	(1,418,791)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(15)	03/2018	EUR	(3,761,813)	—	(1,350)
90-Day Euro$	(202)	03/2018	USD	(49,618,775)	81,720	—
90-Day Euro$	(190)	06/2018	USD	(46,599,875)	95,183	—
90-Day Euro$	(185)	09/2018	USD	(45,329,625)	93,592	—
90-Day Euro$	(161)	12/2018	USD	(39,414,813)	79,959	—
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(119)	03/2019	USD	(29,116,325)	57,711	—
90-Day Euro$	(24)	03/2019	USD	(5,872,200)	—	(6,123)
90-Day Euro$	(126)	06/2019	USD	(30,813,300)	68,040	—
90-Day Euro$	(118)	09/2019	USD	(28,845,100)	68,625	—
90-Day Sterling	(1)	12/2017	GBP	(124,344)	98	—
90-Day Sterling	(106)	03/2018	GBP	(13,169,175)	5,823	—
90-Day Sterling	(116)	06/2018	GBP	(14,394,150)	16,324	—
90-Day Sterling	(110)	09/2018	GBP	(13,635,875)	25,644	—
90-Day Sterling	(101)	12/2018	GBP	(12,511,375)	28,366	—
90-Day Sterling	(92)	03/2019	GBP	(11,389,600)	28,743	—
90-Day Sterling	(91)	06/2019	GBP	(11,258,975)	30,904	—
90-Day Sterling	(86)	09/2019	GBP	(10,634,975)	18,909	—
Banker’s Acceptance	(1)	12/2017	CAD	(246,438)	—	(114)
Banker’s Acceptance	(34)	03/2018	CAD	(8,367,400)	—	(592)
Banker’s Acceptance	(11)	06/2018	CAD	(2,703,113)	—	(2,366)
C$ Currency	(19)	12/2017	USD	(1,472,880)	2,700	—
Canadian Government 10-Year Bond	(1)	03/2018	CAD	(137,101)	—	(302)
Cocoa	(1)	03/2018	USD	(20,490)	280	—
Cocoa ICE	(17)	03/2018	GBP	(254,150)	23,136	—
Coffee C	(21)	03/2018	USD	(1,011,938)	7,755	—
Corn	(70)	03/2018	USD	(1,245,125)	5,701	—
Euro CHF 3-Month ICE	(1)	12/2017	CHF	(251,875)	—	(129)
Euro-Bobl	(10)	12/2017	EUR	(1,325,079)	1,647	—
Euro-Buxl 30-Year	(1)	03/2018	EUR	(168,927)	—	(223)
Euro-Buxl 30-Year Bond	(2)	12/2017	EUR	(338,131)	—	(6,875)
HRW Wheat	(38)	03/2018	USD	(819,850)	27,777	—
JPY Currency	(390)	12/2017	USD	(43,348,500)	1,672,212	—
Long Gilt	(1)	03/2018	GBP	(124,754)	964	—
MSCI EAFE Index	(2)	12/2017	USD	(201,920)	—	(930)
MSCI Singapore IX ETS	(2)	12/2017	SGD	(77,640)	—	(253)
Natural Gas	(46)	12/2017	USD	(1,391,500)	116,200	—
New Zealand $	(387)	12/2017	USD	(26,443,710)	1,020,709	—
Platinum	(5)	01/2018	USD	(235,625)	—	(5,829)
Silver	(1)	03/2018	USD	(82,370)	—	(111)
Soybean Meal	(1)	01/2018	USD	(32,650)	—	(1,234)
Soybean Oil	(11)	01/2018	USD	(223,410)	697	—
Sugar #11	(22)	02/2018	USD	(371,571)	—	(23,396)
U.S. Long Bond	(32)	03/2018	USD	(4,947,177)	48,668	—
U.S. Treasury 10-Year Note	(122)	03/2018	USD	(15,196,581)	65,421	—
U.S. Treasury 10-Year Note	(76)	03/2018	USD	(9,466,723)	63,932	—
U.S. Treasury 2-Year Note	(551)	03/2018	USD	(119,092,269)	64,791	—
U.S. Treasury 5-Year Note	(278)	03/2018	USD	(32,390,859)	55,555	—
U.S. Treasury 5-Year Note	(59)	03/2018	USD	(6,874,319)	27,397	—
U.S. Treasury 5-Year Note	(51)	03/2018	USD	(5,942,208)	10,346	—
U.S. Ultra Bond	(3)	03/2018	USD	(498,584)	5,712	—
Wheat	(27)	03/2018	USD	(584,550)	13,629	—
Total					3,934,870	(49,827)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
AT&T, Inc.	Goldman Sachs	USD	1,953,606	537	38.00	01/2018	34,886	21,212
Discovery Communications, Inc., Class C	Goldman Sachs	USD	184,416	102	22.50	12/2017	4,922	510
Discovery Communications, Inc., Class C	Goldman Sachs	USD	81,360	45	25.00	12/2017	4,502	225
Discovery Communications, Inc., Class C	Goldman Sachs	USD	497,200	275	17.50	03/2018	32,838	58,437
NXP Semiconductors NV	Goldman Sachs	USD	22,678	2	110.00	12/2017	345	780
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Rent-A-Center, Inc.	Goldman Sachs	USD	369,796	329	11.00	12/2017	14,251	23,030
Rent-A-Center, Inc.	Goldman Sachs	USD	1,162,216	1,034	12.50	03/2018	71,510	111,155
Total							163,254	215,349

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Jack in the Box, Inc.	Goldman Sachs	USD	1,035,100	100	95.00	01/2018	22,637	13,250
Monsanto Co.	Goldman Sachs	USD	769,210	65	105.00	01/2018	25,271	2,762
NXP Semiconductors NV	Goldman Sachs	USD	1,428,714	126	115.00	01/2018	40,593	54,180
Orbital ATK, Inc.	Goldman Sachs	USD	184,716	14	110.00	05/2018	499	140
Time Warner, Inc.	Goldman Sachs	USD	3,239,454	354	85.00	02/2018	120,907	38,409
Time Warner, Inc.	Goldman Sachs	USD	5,298,429	579	85.00	03/2018	262,476	113,484
Total							472,383	222,225

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Jack in the Box, Inc.	Goldman Sachs	USD	(1,045,451)	(101)	110.00	12/2017	(14,009)	(5,303)
Monsanto Co.	Goldman Sachs	USD	(165,676)	(14)	115.00	01/2018	(8,581)	(5,740)
NXP Semiconductors NV	Goldman Sachs	USD	(600,967)	(53)	110.00	12/2017	(31,323)	(20,670)
NXP Semiconductors NV	Goldman Sachs	USD	(1,235,951)	(109)	120.00	01/2018	(24,855)	(10,083)
Rent-A-Center, Inc.	Goldman Sachs	USD	(500,180)	(445)	14.00	03/2018	(15,241)	(24,475)
Time Warner, Inc.	Goldman Sachs	USD	(466,701)	(51)	90.50	12/2017	(5,830)	(10,276)
Time Warner, Inc.	Goldman Sachs	USD	(466,701)	(51)	90.00	12/2017	(6,835)	(10,506)
Total							(106,674)	(87,053)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
AT&T, Inc.	Goldman Sachs	USD	(316,506)	(87)	35.00	12/2017	(5,470)	(1,436)
Jack in the Box, Inc.	Goldman Sachs	USD	(2,080,551)	(201)	95.00	12/2017	(26,007)	(9,045)
Time Warner, Inc.	Goldman Sachs	USD	(759,533)	(83)	82.50	01/2018	(10,072)	(1,370)
Time Warner, Inc.	Goldman Sachs	USD	(1,592,274)	(174)	75.00	01/2018	(6,421)	(2,610)
Time Warner, Inc.	Goldman Sachs	USD	(750,382)	(82)	85.00	01/2018	(18,160)	(2,747)
Time Warner, Inc.	Goldman Sachs	USD	(2,919,169)	(319)	80.00	01/2018	(31,290)	(4,626)
Time Warner, Inc.	Goldman Sachs	USD	(9,151)	(1)	82.50	02/2018	(91)	(53)
Total							(97,511)	(21,887)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	717	(6)	(1)	—	—	—	(7)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	4,658	(44)	(4)	—	—	—	(48)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	6,356	(59)	(6)	—	—	—	(65)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	10,033	(92)	(9)	—	—	—	(101)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	20,180	(188)	(18)	—	—	—	(206)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	33,137	(309)	(29)	—	—	—	(338)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	46,036	(428)	(41)	—	—	—	(469)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	55,438	(516)	(49)	—	—	—	(565)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	60,616	(565)	(54)	—	—	—	(619)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	77,382	(721)	(68)	—	—	—	(789)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	120,844	(1,125)	(107)	—	—	—	(1,232)
Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2018	GBP	450,359	(4,200)	(399)	—	—	—	(4,599)
Total							(8,253)	(785)	—	—	—	(9,038)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Mar 18	Barclays	03/2018	CAD	(1,093,600)	—	—	—	(3,821)
Euro-Bobl Mar 18	Barclays	03/2018	EUR	18,498,200	—	—	—	(41,746)
Euro-Bund Mar 18	Barclays	03/2018	EUR	15,591,360	—	—	—	(46,544)
Euro-Buxl 30-Year Mar 18	Barclays	03/2018	EUR	(1,490,400)	—	—	—	(3,578)
Euro-Schatz Mar 18	Barclays	03/2018	EUR	57,593,700	—	—	—	(40,901)
Japanese 10-Year Government Bond Dec 17	Barclays	12/2017	JPY	905,580,000	—	—	—	(4,382)
Long Gilt Mar 18	Barclays	03/2018	GBP	2,224,800	—	—	—	(18,018)
Cocoa Mar 18	Citi	03/2018	USD	(20,490)	—	—	635	—
Coffee Mar 18	Citi	03/2018	USD	(963,750)	—	—	8,595	—
Coffee Mar 18	Citi	03/2018	USD	(240,938)	—	—	—	(636)
Corn Mar 18	Citi	03/2018	USD	(444,688)	—	—	6,410	—
Corn Mar 18	Citi	03/2018	USD	(2,330,163)	—	—	—	(1,767)
Cotton Mar 18	Citi	03/2018	USD	145,620	—	—	351	—
Soybean Jan 18	Citi	01/2018	USD	(197,150)	—	—	—	(2,437)
Soybean Meal Jan 18	Citi	12/2017	USD	587,700	—	—	—	(1,049)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil Jan 18	Citi	12/2017	USD	20,310	—	—	—	(930)
Wheat Mar 18	Citi	03/2018	USD	(1,775,300)	—	—	47,503	—
Wheat Mar 18	Citi	03/2018	USD	(21,575)	—	—	714	—
Hang Seng Index Dec 17	JPMorgan	12/2017	HKD	35,182,800	—	—	—	(83,452)
H-Shares Index Dec 17	JPMorgan	12/2017	HKD	28,226,450	—	—	—	(97,399)
MSCI Taiwan Index Dec 17	JPMorgan	12/2017	USD	1,803,660	—	—	—	(72,050)
SGX Nifty Index Dec 17	JPMorgan	12/2017	USD	390,564	—	—	—	(6,438)
Swiss Market Index Dec 17	JPMorgan	12/2017	CHF	2,801,400	—	—	57,388	—
Total					—	—	121,596	(425,148)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $75,576,075, which represents 12.96% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security purchased on a when-issued basis.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $7,894,004, which represents 1.35% of net assets.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)	At November 30, 2017, securities valued at $4,481,627 were held to cover open call options written.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Zero coupon bond.
(n)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(o)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $5,120,825, which represents 0.88% of net assets.
(p)	Principal and interest may not be guaranteed by the government.
(q)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(r)	Represents a security purchased on a forward commitment basis.
(s)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	183,395,540	300,690,126	(375,370,507)	108,715,159	1,177	(1,177)	334,100	108,715,159
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	29,662,311	—	—	29,662,311
Commercial Mortgage-Backed Securities - Agency	—	19,349,416	—	—	19,349,416
Commercial Mortgage-Backed Securities - Non-Agency	—	15,824,875	—	—	15,824,875
Common Stocks
Consumer Discretionary	26,279,217	1,089,564	4,969,810	—	32,338,591
Consumer Staples	1,232,281	448,125	359,405	—	2,039,811
Financials	3,677,643	—	—	—	3,677,643
Health Care	15,992,784	685,629	2,564,789	—	19,243,202
Industrials	1,696,714	—	—	—	1,696,714
Information Technology	15,466,608	2,717,723	—	—	18,184,331
Materials	4,462,652	1,343,779	—	—	5,806,431
Real Estate	2,439,881	—	—	—	2,439,881
Telecommunication Services	3,659,166	—	—	—	3,659,166
Utilities	1,385,745	—	—	—	1,385,745
Total Common Stocks	76,292,691	6,284,820	7,894,004	—	90,471,515
Convertible Bonds	—	3,871,981	—	—	3,871,981
Convertible Preferred Stocks
Energy	654,354	—	—	—	654,354
Financials	454,400	—	—	—	454,400
Health Care	747,828	—	—	—	747,828
Industrials	475,223	—	—	—	475,223
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	468,924	—	—	—	468,924
Utilities	1,367,409	—	—	—	1,367,409
Total Convertible Preferred Stocks	4,168,138	—	—	—	4,168,138
Corporate Bonds & Notes	—	116,419,137	—	—	116,419,137
Exchange-Traded Funds	1,499,354	—	—	—	1,499,354
Foreign Government Obligations	—	32,262,999	—	—	32,262,999
Limited Partnerships
Financials	4,647,091	—	—	—	4,647,091
Municipal Bonds	—	3,569,238	—	—	3,569,238
Mutual Funds	4,512,495	—	—	—	4,512,495
Preferred Debt	798,532	—	—	—	798,532
Preferred Stocks
Financials	1,437,448	458,542	—	—	1,895,990
Residential Mortgage-Backed Securities - Agency	—	1,217,599	—	—	1,217,599
Residential Mortgage-Backed Securities - Non-Agency	—	43,015,300	—	—	43,015,300
Senior Loans	—	9,069,773	—	—	9,069,773
Treasury Bills	62,821,387	7,998,705	—	—	70,820,092
Options Purchased Calls	215,349	—	—	—	215,349
Options Purchased Puts	222,225	—	—	—	222,225
Money Market Funds	—	—	—	108,715,159	108,715,159
Total Investments	156,614,710	289,004,696	7,894,004	108,715,159	562,228,569
Investments Sold Short
Common Stocks
Consumer Discretionary	(8,117,453)	—	—	—	(8,117,453)
Consumer Staples	(916,059)	—	—	—	(916,059)
Financials	(929,304)	—	—	—	(929,304)
Health Care	(3,843,199)	(429,395)	—	—	(4,272,594)
Industrials	(1,021,821)	—	—	—	(1,021,821)
Information Technology	(9,499,067)	—	—	—	(9,499,067)
Materials	(582,562)	—	—	—	(582,562)
Real Estate	(595,819)	—	—	—	(595,819)
Telecommunication Services	(1,961,835)	—	—	—	(1,961,835)
Total Common Stocks	(27,467,119)	(429,395)	—	—	(27,896,514)
Corporate Bonds & Notes	—	(1,353,063)	—	—	(1,353,063)
Exchange-Traded Funds	(4,427,973)	—	—	—	(4,427,973)
Total Investments Sold Short	(31,895,092)	(1,782,458)	—	—	(33,677,550)
Total Investments, Net of Investments Sold Short	124,719,618	287,222,238	7,894,004	108,715,159	528,551,019
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	10,413,864	—	—	10,413,864
Futures Contracts	7,974,109	—	—	—	7,974,109
Swap Contracts	—	121,596	—	—	121,596
Liability
Forward Foreign Currency Exchange Contracts	—	(10,145,501)	—	—	(10,145,501)
Futures Contracts	(1,468,618)	—	—	—	(1,468,618)
Options Contracts Written	(108,940)	—	—	—	(108,940)
Swap Contracts	—	(434,186)	—	—	(434,186)
Total	131,116,169	287,178,011	7,894,004	108,715,159	534,903,343
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2017 ($)
Common Stocks	7,713,377	—	—	180,627	—	—	—	—	7,894,004
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2017 was $180,627, which is comprised of Common Stocks of $180,627.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.2%
Issuer	Shares	Value ($)
Australia 0.5%
BHP Billiton Ltd.	54,990	1,147,101
Canada 9.0%
Agrium, Inc.	6,410	704,715
Canadian Natural Resources Ltd.	167,863	5,693,667
Enbridge, Inc.	75,195	2,835,513
First Quantum Minerals Ltd.	137,031	1,575,142
Suncor Energy, Inc.	230,704	8,002,173
TransCanada Corp.	57,826	2,773,533
Total		21,584,743
France 6.0%
Air Liquide SA	19,209	2,404,097
Arkema SA	20,453	2,502,581
Total SA	168,996	9,535,393
Total		14,442,071
Germany 3.4%
BASF SE	63,144	7,064,769
Covestro AG	11,820	1,231,015
Total		8,295,784
Japan 2.8%
Mitsubishi Chemical Holdings Corp.	336,700	3,661,238
Mitsui Chemicals, Inc.	53,400	1,733,581
Teijin Ltd.	63,900	1,383,214
Total		6,778,033
Luxembourg 1.3%
Tenaris SA, ADR	104,450	3,054,118
Netherlands 1.4%
Akzo Nobel NV	25,535	2,300,752
LyondellBasell Industries NV, Class A	11,443	1,198,082
Total		3,498,834
Switzerland 1.6%
Clariant AG, Registered Shares	88,253	2,404,249
LafargeHolcim Ltd.	24,492	1,339,224
Total		3,743,473
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 16.9%
BP PLC	1,643,468	10,870,867
BP PLC, ADR	7,752	310,623
Ferroglobe PLC	65,510	1,069,123
Randgold Resources Ltd.	19,612	1,796,952
Rio Tinto PLC	212,381	10,057,154
Royal Dutch Shell PLC, Class A	403,117	12,852,514
TechnipFMC PLC	122,690	3,513,842
Total		40,471,075
United States 53.3%
Albemarle Corp.	10,829	1,454,551
Andeavor	13,410	1,414,353
Cabot Oil & Gas Corp.	104,569	3,027,273
Chevron Corp.	120,905	14,386,486
Cimarex Energy Co.	29,714	3,450,093
ConocoPhillips	119,240	6,066,931
Continental Resources, Inc.(a)	50,454	2,387,988
DowDuPont, Inc.	175,018	12,594,295
Eastman Chemical Co.	39,326	3,632,543
EOG Resources, Inc.	71,844	7,351,078
EQT Corp.	24,942	1,486,543
Exxon Mobil Corp.	139,357	11,607,045
Helmerich & Payne, Inc.	45,850	2,685,893
International Paper Co.	91,020	5,152,642
Kinder Morgan, Inc.	168,289	2,899,619
Marathon Petroleum Corp.	38,240	2,394,971
Monsanto Co.	21,278	2,518,039
Mosaic Co. (The)	87,848	2,133,828
Newfield Exploration Co.(a)	61,212	1,893,287
Noble Energy, Inc.	90,921	2,391,222
Olympic Steel, Inc.	31,130	620,110
Patterson-UTI Energy, Inc.	173,910	3,754,717
Phillips 66	36,168	3,528,550
PPG Industries, Inc.	52,174	6,096,532
Praxair, Inc.	36,651	5,641,322
RSP Permian, Inc.(a)	53,642	1,970,271
Sealed Air Corp.	58,270	2,799,873
Steel Dynamics, Inc.	102,953	3,963,690
Valero Energy Corp.	38,262	3,275,992

Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WestRock Co.	10,860	677,773
Williams Companies, Inc. (The)	107,110	3,111,545
WPX Energy, Inc.(a)	128,430	1,627,208
Total		127,996,263
Total Common Stocks (Cost $194,551,450)		231,011,495

Exchange-Traded Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares Global Energy ETF	32,650	1,128,057
VanEck Vectors Gold Miners ETF	171,132	3,845,336
Total		4,973,393
Total Exchange-Traded Funds (Cost $3,475,603)		4,973,393

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
United States 0.6%
Enterprise Products Partners LP	57,213	1,409,156
Total Limited Partnerships (Cost $1,740,027)		1,409,156

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(b),(c)	1,637,336	1,637,336
Total Money Market Funds (Cost $1,637,336)		1,637,336
Total Investments (Cost $201,404,416)		239,031,380
Other Assets & Liabilities, Net		973,977
Net Assets		$240,005,357

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	950,586	11,002,608	(10,315,858)	1,637,336	—	—	4,002	1,637,336
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	1,147,101	—	—	1,147,101
Canada	21,584,743	—	—	—	21,584,743
France	—	14,442,071	—	—	14,442,071
Germany	—	8,295,784	—	—	8,295,784
Japan	—	6,778,033	—	—	6,778,033
Luxembourg	3,054,118	—	—	—	3,054,118
Netherlands	1,198,082	2,300,752	—	—	3,498,834
Switzerland	—	3,743,473	—	—	3,743,473
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	4,893,588	35,577,487	—	—	40,471,075
United States	127,996,263	—	—	—	127,996,263
Total Common Stocks	158,726,794	72,284,701	—	—	231,011,495
Exchange-Traded Funds	4,973,393	—	—	—	4,973,393
Limited Partnerships
United States	1,409,156	—	—	—	1,409,156
Total Limited Partnerships	1,409,156	—	—	—	1,409,156
Money Market Funds	—	—	—	1,637,336	1,637,336
Total Investments	165,109,343	72,284,701	—	1,637,336	239,031,380
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b),(c),(d)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	2.500%	20,750,000	20,750,000
ARES XLIV CLO Ltd.(a),(c)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	12,000,000	11,830,932
Ares XXXVII CLO Ltd.(a),(c)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	2.600%	25,000,000	25,067,025
Atrium XIII(a),(b),(c),(e)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	2.941%	32,414,000	32,414,000
Babson CLO Ltd.(a),(c)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	2.900%	38,425,000	38,524,021
Conn Funding II LP(a)
Series 2017-A Class A
07/15/2019	2.730%	4,151,377	4,152,284
Series 2017-A Class B
02/15/2020	5.110%	15,000,000	15,023,095
Conn’s Receivables Funding LLC(a)
Series 2016-B Class B
03/15/2019	7.340%	23,324,097	23,543,071
Dryden 33 Senior Loan Fund(a),(c)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	8.899%	9,500,000	9,815,276
Dryden XXVIII Senior Loan Fund(a),(c)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.066%	23,650,000	23,831,443
FNA Trust(a),(b)
Series 2015-1 Class A
12/10/2023	3.240%	858,550	854,169
Madison Park Funding XI Ltd.(a),(c)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	3.013%	34,000,000	34,076,262
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	10,587,400	10,627,558
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	8,100,000	8,112,940
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XIV Ltd.(a),(b),(c)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	0.000%	24,000,000	24,000,000
OZLM XI Ltd.(a),(c)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.061%	14,700,000	14,782,482
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,122,521
RR 1 LLC(a),(c)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.979%	14,200,000	14,251,887
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	3,963,188	3,989,600
Series 2016-3 Class A
12/26/2025	3.050%	7,869,678	7,927,879
SoFi Professional Loan Program LLC(a),(b),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	25	14,666,667
Series 2016-A Class RIO
01/25/2038	0.000%	20	5,880,000
Series 2016-A Class RPO
01/25/2038	0.000%	20	12,640,000
Series 2016-B Class RC
04/25/2037	0.000%	5	2,362,500
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	6,745,988	6,819,338
Voya CLO Ltd.(a),(b),(c)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	2.700%	14,400,000	14,400,000
Total Asset-Backed Securities — Non-Agency (Cost $391,718,798)			390,464,950

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(c)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	4.750%	11,687,195	11,696,194
BHMS Mortgage Trust(a),(h)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	12,043,469	12,153,539
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	12,260,000	10,859,901

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,328,555
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	14,870,000	14,175,315
Hilton USA Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	37,590,000	29,766,337
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,971,610
Invitation Homes Trust(a),(c)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.001%	1,000,000	1,010,220
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.001%	18,500,000	18,780,478
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	3.500%	10,500,000	10,499,986
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/2024	6.000%	1,581,704	1,581,704
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	9,675,532	9,667,805
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $137,004,193)			138,491,644

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Delphi Automotive PLC	1,315	137,641
Media —%
Cengage Learning, Inc.(i)	7,982	61,860
Tribune Media Co.	1,338	55,126
tronc, Inc.(i)	198	3,507
Total		120,493
Total Consumer Discretionary		258,134
Financials —%
Capital Markets —%
RCS Capital Corp.(b),(i)	5,448	196,128
Total Financials		196,128
Common Stocks —%
Issuer	Shares	Value ($)
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	398,488
Metals & Mining —%
Aleris International, Inc.(i)	3,721	102,328
Total Materials		500,816
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(i)	478	15,081
Total Telecommunication Services		15,081
Utilities —%
Independent Power and Renewable Electricity Producers —%
Samson Resources(i)	22,248	344,844
Templar Energy LLC(b),(i)	24,262	66,721
Vistra Energy Corp	21,925	414,382
Total		825,947
Total Utilities		825,947
Total Common Stocks (Cost $1,654,954)		1,796,106

Corporate Bonds & Notes(j) 39.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
12/01/2021	8.750%	1,629,000	1,801,526
01/15/2023	6.125%	1,015,000	997,899
12/01/2024	7.500%	1,429,000	1,441,101
Lockheed Martin Corp.
09/15/2052	4.090%	6,880,000	7,050,342
Northrop Grumman Corp.
10/15/2047	4.030%	5,840,000	5,978,764
TransDigm, Inc.
07/15/2024	6.500%	3,037,000	3,111,886
05/15/2025	6.500%	2,799,000	2,861,518
06/15/2026	6.375%	2,703,000	2,744,059
Total			25,987,095
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	1,724,000	1,748,726
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	987,000	999,591
Total			2,748,317

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.1%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	1,295,000	1,339,131
Ally Financial, Inc.
11/01/2031	8.000%	4,888,000	6,470,417
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	4,000,000	4,337,296
Banco Mercantil del Norte SA(a),(k)
Subordinated
10/04/2031	5.750%	4,400,000	4,475,645
Bank of America Corp.(k)
01/20/2028	3.824%	7,615,000	7,871,656
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	3,698,000	3,720,953
Citigroup, Inc.
05/01/2026	3.400%	6,995,000	7,009,634
Industrial Senior Trust(a)
11/01/2022	5.500%	1,000,000	1,022,932
Popular, Inc.
07/01/2019	7.000%	714,000	735,199
Wells Fargo & Co.
10/23/2026	3.000%	6,000,000	5,845,140
Total			42,828,003
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	1,599,000	1,634,843
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	536,000	562,451
Total			2,197,294
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,406,891
Beacon Escrow Corp.(a)
11/01/2025	4.875%	3,011,000	3,071,220
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	2,060,000	2,198,828
Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	650,000	674,271
Cemex SAB de CV(a)
04/16/2026	7.750%	2,550,000	2,890,629
Core & Main LP(a)
08/15/2025	6.125%	833,000	847,608
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	1,082,000	1,147,188
James Hardie International Finance DAC(a),(d)
01/15/2025	4.750%	653,000	662,719
01/15/2028	5.000%	918,000	930,733
Union Andina de Cementos SAA(a)
10/30/2021	5.875%	676,000	710,500
Total			17,540,587
Cable and Satellite 2.3%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	4,057,000	4,141,864
05/15/2026	5.500%	3,640,000	3,696,697
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,568,000	1,615,885
02/15/2026	5.750%	3,586,000	3,718,051
05/01/2026	5.500%	80,000	81,945
05/01/2027	5.125%	4,385,000	4,349,784
05/01/2027	5.875%	766,000	795,107
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	1,569,000	1,573,840
07/15/2025	7.750%	153,000	164,353
CSC Holdings LLC(a)
01/15/2023	10.125%	828,000	934,085
10/15/2025	6.625%	6,387,000	6,875,950
10/15/2025	10.875%	2,105,000	2,491,886
04/15/2027	5.500%	832,000	843,442
DISH DBS Corp.
11/15/2024	5.875%	5,215,000	5,255,015
07/01/2026	7.750%	5,522,000	5,962,611
NBCUniversal Media LLC
01/15/2043	4.450%	990,000	1,054,706
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,275,100
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	835,000	801,202
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	2,209,000	2,323,020
07/15/2026	5.375%	733,000	769,814
08/01/2027	5.000%	2,815,000	2,848,752
Sky PLC(a)
09/16/2024	3.750%	12,889,000	13,250,433
Unitymedia GmbH(a)
01/15/2025	6.125%	796,000	840,961
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	4,876,000	5,038,732
Videotron Ltd.(a)
04/15/2027	5.125%	1,565,000	1,632,243

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	8,406,223
08/15/2026	5.500%	740,000	772,095
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	5,821,000	5,863,866
Total			91,377,662
Chemicals 0.7%
Angus Chemical Co.(a)
02/15/2023	8.750%	1,488,000	1,519,867
Atotech USA, Inc.(a)
02/01/2025	6.250%	2,146,000	2,202,929
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,590,924
Chemours Co. (The)
05/15/2023	6.625%	1,541,000	1,630,967
Elementia SAB de CV(a)
01/15/2025	5.500%	2,000,000	2,073,280
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,128,000	1,176,462
Koppers, Inc.(a)
02/15/2025	6.000%	597,000	640,159
LYB International Finance BV
03/15/2044	4.875%	4,790,000	5,226,762
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	906,000	937,952
12/01/2025	5.875%	2,616,000	2,636,590
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	6,055,227
PQ Corp.(a),(d)
12/15/2025	5.750%	580,000	592,246
SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,283,379
Total			28,566,744
Construction Machinery 0.4%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	704,000	709,155
08/15/2027	4.375%	1,985,000	2,016,776
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	1,731,000	1,813,477
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	650,175
United Rentals North America, Inc.
10/15/2025	4.625%	463,000	471,877
09/15/2026	5.875%	3,761,000	4,051,229
05/15/2027	5.500%	1,706,000	1,818,733
01/15/2028	4.875%	2,804,000	2,846,542
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2028	4.875%	756,000	764,645
Total			15,142,609
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2020	8.750%	2,672,000	2,727,086
12/01/2022	7.875%	2,000,000	2,139,398
09/01/2023	7.625%	1,055,000	1,112,145
IHS Markit Ltd.(a)
11/01/2022	5.000%	2,302,000	2,458,216
02/15/2025	4.750%	2,397,000	2,536,529
IHS Markit, Ltd.(a),(d)
03/01/2026	4.000%	1,178,000	1,186,794
Interval Acquisition Corp.
04/15/2023	5.625%	2,601,000	2,716,344
Total			14,876,512
Consumer Products 0.3%
American Greetings Corp.(a)
02/15/2025	7.875%	255,000	277,498
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,744,000	1,820,441
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,598,000	1,699,055
12/15/2026	5.250%	553,000	583,648
Spectrum Brands, Inc.
07/15/2025	5.750%	1,409,000	1,481,125
Springs Industries, Inc.
06/01/2021	6.250%	2,499,000	2,560,780
Valvoline, Inc.(a)
07/15/2024	5.500%	314,000	334,238
08/15/2025	4.375%	2,603,000	2,629,043
Total			11,385,828
Diversified Manufacturing 0.3%
Entegris, Inc.(a)
02/10/2026	4.625%	562,000	573,687
Gates Global LLC/Co.(a)
07/15/2022	6.000%	2,949,000	3,021,050
RBS Global, Inc./Rexnord LLC(a),(d)
12/15/2025	4.875%	783,000	783,000
SPX FLOW, Inc.(a)
08/15/2026	5.875%	1,942,000	2,058,831
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,278,639
United Technologies Corp.
11/01/2046	3.750%	3,195,000	3,126,828

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	883,347
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	2,095,765
Total			13,821,147
Electric 4.6%
AES Corp.
05/15/2023	4.875%	1,340,000	1,370,048
05/15/2026	6.000%	1,179,000	1,278,809
09/01/2027	5.125%	1,439,000	1,483,632
Calpine Corp.
01/15/2025	5.750%	2,037,000	1,968,011
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,850,318
02/15/2027	2.950%	5,675,000	5,450,151
03/31/2043	4.700%	6,629,000	7,348,856
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,824,422
10/01/2026	2.850%	27,095,000	26,024,856
Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,653,189
Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,575,599
04/15/2024	3.750%	949,000	988,920
09/01/2046	3.750%	12,000,000	11,735,580
Dynegy, Inc.
11/01/2024	7.625%	1,685,000	1,830,759
Dynegy, Inc.(a)
01/30/2026	8.125%	2,185,000	2,411,644
Emera US Finance LP
06/15/2046	4.750%	15,730,000	16,928,374
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	5,192,370
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,935,084
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,936,000	2,942,732
NRG Energy, Inc.
01/15/2027	6.625%	2,762,000	2,977,676
NRG Energy, Inc.(a),(d)
01/15/2028	5.750%	1,267,000	1,267,000
NRG Yield Operating LLC
08/15/2024	5.375%	4,650,000	4,834,484
09/15/2026	5.000%	1,817,000	1,860,632
Pacific Gas & Electric Co.
02/15/2044	4.750%	4,800,000	5,304,067
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.(a)
12/01/2047	3.950%	3,815,000	3,735,255
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,287,762
PPL Capital Funding, Inc.
03/15/2024	3.950%	7,750,000	8,144,932
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,203,811
Southern Co. (The)
07/01/2046	4.400%	14,095,000	14,800,145
TerraForm Power Operating LLC(a),(k)
02/01/2023	6.375%	1,500,000	1,581,170
TerraForm Power Operating LLC(a),(d)
01/31/2028	5.000%	3,114,000	3,125,871
Xcel Energy, Inc.
12/01/2026	3.350%	3,175,000	3,211,522
Total			182,127,681
Finance Companies 0.4%
Aircastle Ltd.
02/15/2022	5.500%	862,000	927,466
04/01/2023	5.000%	702,000	742,837
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,494,201
09/15/2022	5.250%	540,000	547,174
Navient Corp.
01/25/2022	7.250%	1,039,000	1,121,680
06/15/2022	6.500%	1,411,000	1,480,379
01/25/2023	5.500%	1,000,000	1,002,527
03/25/2024	6.125%	1,599,000	1,626,851
10/25/2024	5.875%	1,278,000	1,284,772
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,862,000	1,953,370
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,864,000	3,010,265
Springleaf Finance Corp.
05/15/2022	6.125%	790,000	819,402
Total			17,010,924
Food and Beverage 2.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	22,895,000	23,483,768
Aramark Services, Inc.
01/15/2024	5.125%	799,000	842,521
B&G Foods, Inc.
04/01/2025	5.250%	4,796,000	4,903,008
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	3,163,000	3,442,878

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
09/15/2022	3.250%	3,130,000	3,172,001
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	3,678,000	3,670,291
Kernel Holding SA(a)
01/31/2022	8.750%	2,950,000	3,257,608
Kraft Heinz Foods Co.
06/01/2046	4.375%	8,595,000	8,318,310
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	753,673
11/01/2026	4.875%	2,538,000	2,667,778
MARB BondCo PLC(a)
03/15/2024	7.000%	1,850,000	1,879,548
MHP SE(a)
04/02/2020	8.250%	1,387,000	1,506,942
05/10/2024	7.750%	3,005,000	3,266,895
Molson Coors Brewing Co.
07/15/2026	3.000%	2,965,000	2,873,020
07/15/2046	4.200%	10,617,000	10,521,681
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,252,000	6,167,073
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	1,000,000	1,062,267
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	769,357
08/15/2026	5.000%	3,107,000	3,084,111
03/01/2027	5.750%	5,753,000	5,877,397
Post Holdings, Inc.(a),(d)
01/15/2028	5.625%	1,161,000	1,172,588
Sysco Corp.
07/15/2027	3.250%	8,284,000	8,235,928
Total			100,928,643
Gaming 1.1%
Boyd Gaming Corp.
04/01/2026	6.375%	2,849,000	3,103,618
CRC Escrow Issuer LLC/Finco, Inc.(a)
10/15/2025	5.250%	1,064,000	1,065,393
Eldorado Resorts, Inc.
04/01/2025	6.000%	2,615,000	2,756,443
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	4,495,000	4,847,813
International Game Technology PLC(a)
02/15/2025	6.500%	4,512,000	5,084,009
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,358,684
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	962,337
09/01/2026	4.500%	873,000	880,565
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	3,434,000	3,420,484
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,272,098
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,498,326
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,959,316
Scientific Games International, Inc.(a)
01/01/2022	7.000%	4,348,000	4,587,997
10/15/2025	5.000%	2,064,000	2,084,900
Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,899,165
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	1,080,000	1,090,800
Tunica-Biloxi Gaming Authority(a),(l)
11/15/2016	0.000%	2,397,000	838,950
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	1,207,000	1,226,798
Total			44,937,696
Health Care 2.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	524,000	524,465
03/01/2024	6.500%	2,077,000	2,143,948
Amsurg Corp.
07/15/2022	5.625%	635,000	646,947
Avantor, Inc.(a)
10/01/2024	6.000%	1,223,000	1,222,535
Becton Dickinson and Co.
06/06/2027	3.700%	17,970,000	17,948,346
Cardinal Health, Inc.
06/15/2027	3.410%	9,600,000	9,400,819
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	3,071,000	3,105,883
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	2,552,000	1,539,142
03/31/2023	6.250%	4,003,000	3,734,227
DaVita, Inc.
05/01/2025	5.000%	5,269,000	5,276,508
Envision Healthcare Corp.(a)
12/01/2024	6.250%	855,000	899,357
Express Scripts Holding Co.
07/15/2046	4.800%	8,475,000	8,785,244

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2020	6.500%	1,416,000	1,519,218
02/15/2022	7.500%	3,328,000	3,753,451
04/15/2025	5.250%	4,188,000	4,462,381
02/15/2027	4.500%	5,235,000	5,315,263
Hologic, Inc.(a)
07/15/2022	5.250%	1,697,000	1,768,215
10/15/2025	4.375%	427,000	436,242
MEDNAX, Inc.(a)
12/01/2023	5.250%	407,000	415,913
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,986,000	4,273,861
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	1,261,000	1,313,835
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,308,000	1,355,597
10/15/2026	5.000%	506,000	530,190
SP Finco LLC(a)
07/01/2025	6.750%	1,225,000	1,114,689
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	2,051,000	2,155,224
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	1,506,000	1,361,331
Teleflex, Inc.
06/01/2026	4.875%	539,000	559,083
11/15/2027	4.625%	1,215,000	1,243,177
Tenet Healthcare Corp.
06/15/2023	6.750%	761,000	712,469
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	3,428,000	3,376,823
05/01/2025	5.125%	1,317,000	1,272,433
08/01/2025	7.000%	2,667,000	2,427,714
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,170,781
Total			97,765,311
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	5,847,000	5,996,917
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	1,252,000	1,250,302
WellCare Health Plans, Inc.
04/01/2025	5.250%	2,627,000	2,776,090
Total			10,023,309
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
CalAtlantic Group, Inc.
11/15/2024	5.875%	1,191,000	1,323,769
06/01/2026	5.250%	601,000	634,091
06/15/2027	5.000%	971,000	1,004,956
Lennar Corp.(a)
11/29/2027	4.750%	1,152,000	1,178,694
Meritage Homes Corp.
04/01/2022	7.000%	673,000	765,227
06/06/2027	5.125%	2,223,000	2,253,678
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,335,649
03/01/2024	5.625%	695,000	724,584
Total			9,220,648
Independent Energy 1.8%
Anadarko Petroleum Corp.
07/15/2044	4.500%	1,040,000	1,011,849
Callon Petroleum Co.
10/01/2024	6.125%	1,571,000	1,615,012
Canadian Natural Resources Ltd.
06/01/2047	4.950%	7,475,000	8,072,828
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	2,712,000	2,773,693
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,803,011
Continental Resources, Inc.
06/01/2024	3.800%	1,047,000	1,027,895
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,555,000	2,561,237
Diamondback Energy, Inc.
11/01/2024	4.750%	533,000	540,008
05/31/2025	5.375%	3,049,000	3,152,712
Endeavor Energy Resources LP/Finance, Inc.(a),(d)
01/30/2026	5.500%	358,000	361,928
01/30/2028	5.750%	1,286,000	1,299,997
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,272,000	1,354,680
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	922,000	972,496
Halcon Resources Corp.(a)
02/15/2025	6.750%	1,442,000	1,464,084
Kosmos Energy Ltd.(a)
08/01/2021	7.875%	1,808,000	1,851,848
08/01/2021	7.875%	1,150,000	1,152,915
Laredo Petroleum, Inc.
03/15/2023	6.250%	5,577,000	5,765,369

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,932,492
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,342,123
01/15/2025	5.375%	1,795,000	1,811,780
08/15/2025	5.250%	2,621,000	2,628,939
10/15/2027	5.625%	1,628,000	1,665,843
PDC Energy, Inc.
09/15/2024	6.125%	2,717,000	2,838,502
QEP Resources, Inc.
03/01/2026	5.625%	640,000	649,468
RSP Permian, Inc.
01/15/2025	5.250%	7,119,000	7,256,190
SM Energy Co.
06/01/2025	5.625%	642,000	623,378
09/15/2026	6.750%	3,790,000	3,839,308
WPX Energy, Inc.
01/15/2022	6.000%	6,536,000	6,712,890
09/15/2024	5.250%	1,026,000	1,009,076
Total			70,091,551
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2042	4.450%	3,943,000	3,550,967
09/15/2043	5.200%	8,345,000	8,204,763
Total			11,755,730
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,655,000	1,742,731
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,163,000	1,197,753
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	1,037,000	1,102,097
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,880,000	2,024,775
Total			6,067,356
Life Insurance 2.8%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	13,530,000	13,244,666
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	24,407,016
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,445,000	10,709,931
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	7,475,197
MetLife, Inc.
03/01/2045	4.050%	9,740,000	9,951,962
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	6,710,000	6,662,694
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	22,621,671
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	10,829,203
05/15/2047	4.270%	2,961,000	3,063,913
Voya Financial, Inc.
06/15/2046	4.800%	1,475,000	1,578,896
Total			110,545,149
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	4,650,000	4,861,384
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	775,000	844,212
Playa Resorts Holding BV(a)
08/15/2020	8.000%	3,431,000	3,568,611
Total			9,274,207
Media and Entertainment 1.1%
21st Century Fox America, Inc.
09/15/2044	4.750%	8,832,000	9,315,755
Match Group, Inc.
06/01/2024	6.375%	2,214,000	2,392,473
Match Group, Inc.(a),(d)
12/15/2027	5.000%	900,000	908,060
Netflix, Inc.
02/15/2025	5.875%	2,124,000	2,273,413
11/15/2026	4.375%	4,541,000	4,466,319
Netflix, Inc.(a)
04/15/2028	4.875%	3,294,000	3,261,146
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	2,622,000	2,722,999
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	2,889,000	3,056,626
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	7,245,000	7,355,312
06/15/2025	3.950%	7,400,000	7,440,411

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/2025	5.125%	2,319,000	2,256,164
Total			45,448,678
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	964,055
09/30/2026	7.000%	694,000	784,961
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,664,000	1,769,762
Constellium NV(a)
05/15/2024	5.750%	3,722,000	3,808,752
03/01/2025	6.625%	1,472,000	1,563,476
02/15/2026	5.875%	832,000	860,009
Freeport-McMoRan, Inc.
03/15/2023	3.875%	1,818,000	1,796,951
11/14/2024	4.550%	4,139,000	4,126,707
03/15/2043	5.450%	3,420,000	3,238,802
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	1,415,000	1,522,135
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	506,000	540,463
01/15/2025	7.625%	1,496,000	1,649,554
Noranda Aluminum Acquisition Corp. PIK(a),(b)
10/20/2020	10.000%	8,785	6,149
Novelis Corp.(a)
08/15/2024	6.250%	910,000	957,211
09/30/2026	5.875%	4,288,000	4,448,556
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	612,000	613,692
Teck Resources Ltd.
07/15/2041	6.250%	7,345,000	8,374,644
Total			37,025,879
Midstream 3.2%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	4,443,000	4,685,890
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	1,793,000	1,848,000
Delek Logistics Partners LP(a)
05/15/2025	6.750%	1,539,000	1,555,634
Energy Transfer Equity LP
03/15/2023	4.250%	1,499,000	1,508,679
06/01/2027	5.500%	7,483,000	7,793,110
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	7,327,886
05/15/2046	4.900%	3,310,000	3,571,980
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	2,807,000	2,927,114
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	2,335,000	2,245,081
03/01/2043	5.000%	20,788,000	20,614,254
Kinder Morgan, Inc.
02/15/2046	5.050%	695,000	702,847
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	700,666
08/15/2027	4.875%	829,000	861,532
12/15/2037	7.768%	2,924,000	3,625,757
NuStar Logistics LP
04/28/2027	5.625%	3,709,000	3,755,363
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	20,854,000	18,955,744
Regency Energy Partners LP/Finance Corp.
09/01/2020	5.750%	1,682,000	1,799,320
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	1,258,000	1,411,734
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	731,000	760,240
01/15/2028	5.500%	2,304,000	2,367,360
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,634,000	2,594,261
02/01/2027	5.375%	3,864,000	3,962,698
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	6,950,000	6,901,440
Williams Companies, Inc. (The)
06/24/2024	4.550%	9,419,000	9,759,421
Williams Partners LP
09/15/2045	5.100%	11,459,000	12,246,428
Total			124,482,439
Natural Gas 0.9%
NiSource Finance Corp.
02/15/2043	5.250%	3,620,000	4,224,279
05/15/2047	4.375%	7,500,000	7,960,845
03/30/2048	3.950%	7,500,000	7,502,040
Sempra Energy
06/15/2024	3.550%	6,059,000	6,210,651
06/15/2027	3.250%	10,850,000	10,719,236
Total			36,617,051
Oil Field Services 0.1%
SESI LLC(a)
09/15/2024	7.750%	401,000	416,067
Weatherford International Ltd.
06/15/2021	7.750%	1,596,000	1,618,623
06/15/2023	8.250%	632,000	632,374
Total			2,667,064

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
FTI Consulting, Inc.
11/15/2022	6.000%	859,000	887,417
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	1,655,000	1,819,628
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,313,000	2,395,181
Total			4,214,809
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	697,000	724,981
03/15/2024	5.000%	346,000	359,947
03/15/2027	5.375%	696,000	731,942
03/15/2027	5.375%	486,000	509,756
Total			2,326,626
Packaging 0.6%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,283,589
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	2,355,000	2,580,515
02/15/2025	6.000%	5,086,000	5,400,239
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,210,906
Multi-Color Corp.(a)
11/01/2025	4.875%	1,891,000	1,905,822
Novolex (a)
01/15/2025	6.875%	654,000	676,456
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,660,851
08/15/2025	6.375%	1,801,000	2,030,627
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,384,856
07/15/2024	7.000%	3,073,000	3,295,285
Total			25,429,146
Pharmaceuticals 0.9%
Allergan Funding SCS
03/15/2025	3.800%	10,552,000	10,651,336
Amgen, Inc.
06/15/2051	4.663%	4,060,000	4,391,089
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	1,317,000	1,335,967
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,774,000	2,854,593
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	3,913,000	3,862,190
05/15/2023	5.875%	5,582,000	4,885,852
03/15/2024	7.000%	4,059,000	4,353,225
11/01/2025	5.500%	1,973,000	1,998,077
Total			34,332,329
Property & Casualty 0.9%
Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/2019	8.125%	480,000	480,859
HUB International Ltd.(a)
10/01/2021	7.875%	7,256,000	7,556,362
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	10,370,000	10,954,650
08/01/2044	4.850%	3,460,000	3,794,056
Loews Corp.
04/01/2026	3.750%	11,415,000	11,765,486
Total			34,551,413
Railroads 0.3%
CSX Corp.
11/01/2046	3.800%	6,875,000	6,702,479
Union Pacific Corp.
10/01/2051	3.799%	4,285,000	4,263,678
Total			10,966,157
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,348,000	2,353,673
10/15/2025	5.000%	5,277,000	5,407,843
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	1,115,000	1,183,676
06/01/2027	4.750%	1,566,000	1,601,951
McDonald’s Corp.
12/09/2045	4.875%	7,351,000	8,322,368
Total			18,869,511
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,662,000	2,787,569
Cencosud SA(a)
02/12/2045	6.625%	1,750,000	1,906,254
CVS Health Corp.
06/01/2026	2.875%	8,285,000	7,843,525
Group 1 Automotive, Inc.
06/01/2022	5.000%	828,000	854,132
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	2,032,000	2,096,130

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/2035	6.875%	2,525,000	2,550,253
Lithia Motors, Inc.(a)
08/01/2025	5.250%	350,000	367,454
Penske Automotive Group, Inc.
12/01/2024	5.375%	1,605,000	1,632,608
05/15/2026	5.500%	1,071,000	1,089,074
Total			21,126,999
Supermarkets 0.2%
Kroger Co. (The)
02/01/2047	4.450%	9,243,000	8,967,938
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,499,408
Technology 1.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	616,000	640,535
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2027	3.875%	15,870,000	15,564,502
Camelot Finance SA(a)
10/15/2024	7.875%	2,121,000	2,274,342
CDK Global, Inc.(a)
06/01/2027	4.875%	1,863,000	1,912,144
Equinix, Inc.
01/15/2026	5.875%	4,604,000	4,996,394
05/15/2027	5.375%	3,478,000	3,759,624
First Data Corp.(a)
12/01/2023	7.000%	6,969,000	7,386,422
01/15/2024	5.750%	3,385,000	3,516,291
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,582,556
Informatica LLC(a)
07/15/2023	7.125%	1,165,000	1,188,348
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,226,000	1,253,234
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,688,001
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,574,602
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	3,212,000	3,261,147
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,763,000	1,985,110
Symantec Corp.(a)
04/15/2025	5.000%	3,050,000	3,197,437
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		1,171,000	1,174,446
06/01/2025	6.750%		969,000	973,159
VeriSign, Inc.
05/01/2023	4.625%		1,734,000	1,785,984
04/01/2025	5.250%		2,495,000	2,721,436
07/15/2027	4.750%		1,460,000	1,506,298
Total				67,942,012
Transportation Services 1.0%
ACI Airport SudAmerica SA(a)
11/29/2032	6.875%		1,649,000	1,766,154
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		2,671,000	2,623,993
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	41,321,376	1,779,550
ERAC USA Finance LLC(a)
12/01/2026	3.300%		9,780,000	9,568,625
02/15/2045	4.500%		11,606,000	11,636,303
FedEx Corp.
04/01/2046	4.550%		8,000,000	8,492,952
Hertz Corp. (The)(a)
06/01/2022	7.625%		2,229,000	2,301,342
Total				38,168,919
Wireless 1.2%
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%		2,276,000	2,372,521
Millicom International Cellular SA(a)
01/15/2028	5.125%		885,000	874,945
SBA Communications Corp.
09/01/2024	4.875%		8,706,000	9,009,700
SFR Group SA(a)
05/15/2022	6.000%		2,353,000	2,371,424
05/15/2024	6.250%		2,566,000	2,523,722
05/01/2026	7.375%		4,135,000	4,166,033
Sprint Capital Corp.
11/15/2028	6.875%		820,000	842,124
Sprint Communications, Inc.(a)
03/01/2020	7.000%		6,100,000	6,531,093
Sprint Corp.
09/15/2023	7.875%		1,691,000	1,821,917
06/15/2024	7.125%		934,000	972,054
02/15/2025	7.625%		5,095,000	5,417,014
T-Mobile USA, Inc.
01/15/2026	6.500%		7,774,000	8,506,008

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%		3,261,000	3,120,474
Total				48,529,029
Wirelines 1.3%
AT&T, Inc.
06/15/2045	4.350%		18,935,000	17,131,687
CenturyLink, Inc.
03/15/2022	5.800%		1,195,000	1,146,344
04/01/2024	7.500%		5,796,000	5,642,696
Frontier Communications Corp.
04/15/2024	7.625%		978,000	685,936
01/15/2025	6.875%		1,685,000	1,159,993
09/15/2025	11.000%		3,751,000	2,886,312
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%		4,850,000	5,099,193
Telecom Italia Capital SA
09/30/2034	6.000%		2,773,000	3,089,621
Telecom Italia SpA(a)
05/30/2024	5.303%		92,000	98,245
Verizon Communications, Inc.
03/15/2055	4.672%		8,620,000	8,188,948
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		4,782,000	4,918,153
Total				50,047,128
Total Corporate Bonds & Notes (Cost $1,499,935,766)				1,551,319,955

Foreign Government Obligations(j),(m) 11.8%

Argentina 1.3%
Argentina POM Politica Monetaria(k)
06/21/2020	26.250%	ARS	300,000,000	19,459,693
Argentine Republic Government International Bond
04/22/2026	7.500%		3,143,000	3,554,488
01/26/2027	6.875%		1,578,000	1,725,024
07/06/2028	6.625%		3,960,000	4,246,922
FIXED + 0 12/31/2033	8.280%		1,682,446	1,934,917
07/06/2036	7.125%		3,000,000	3,256,575
04/22/2046	7.625%		1,100,000	1,234,407
Argentine Republic Government International Bond(a)
06/28/2117	7.125%		2,200,000	2,264,891
City of Buenos Aires Argentina(a)
06/01/2027	7.500%		1,700,000	1,893,745
Provincia de Buenos Aires(a)
06/09/2021	9.950%		1,200,000	1,392,353
06/15/2027	7.875%		4,900,000	5,455,214
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(a)
09/01/2024	7.450%		1,362,000	1,491,205
08/01/2027	7.125%		3,500,000	3,725,001
Total				51,634,435
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,319,898
06/29/2027	7.625%		2,300,000	2,514,654
Total				4,834,552
Brazil 1.3%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		800,000	807,948
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	74,000,000	23,270,945
Brazilian Government International Bond
01/20/2034	8.250%		2,460,000	3,224,123
01/07/2041	5.625%		5,800,000	5,930,517
Petrobras Global Finance BV
01/27/2021	5.375%		1,880,000	1,955,794
05/23/2026	8.750%		3,600,000	4,289,706
01/17/2027	7.375%		680,000	750,213
Petrobras Global Finance BV(a)
01/27/2025	5.299%		4,333,000	4,337,138
01/27/2028	5.999%		4,463,000	4,494,469
Total				49,060,853
Canada 0.5%
Canadian Government Bond
05/01/2019	0.750%	CAD	23,500,000	18,057,760
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		2,133,000	2,161,520
06/01/2027	5.250%		1,092,000	1,104,068
Total				21,323,348
China 0.5%
Beijing Gas Singapore Capital Corp.(a)
05/31/2022	2.750%		4,685,000	4,608,541
Sinopec Group Overseas Development 2013 Ltd.(a)
10/17/2023	4.375%		4,500,000	4,800,087
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		11,000,000	11,034,188
Total				20,442,816
Colombia 0.3%
Colombia Government International Bond
06/28/2027	9.850%	COP	19,242,000,000	7,981,842
02/26/2044	5.625%		2,100,000	2,392,267

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
09/18/2043	7.375%		1,900,000	2,246,539
Total				12,620,648
Costa Rica 0.1%
Costa Rica Government International Bond(a)
03/12/2045	7.158%		5,000,000	5,303,700
Croatia 0.1%
Croatia Government International Bond(a)
01/26/2024	6.000%		4,692,000	5,348,186
Dominican Republic 0.9%
Dominican Republic International Bond(a)
02/22/2019	12.000%	DOP	31,000,000	672,522
07/05/2019	14.500%	DOP	101,000,000	2,309,127
01/08/2021	14.000%	DOP	79,470,000	1,883,771
03/04/2022	10.375%	DOP	580,000,000	13,078,973
02/10/2023	14.500%	DOP	25,000,000	634,127
01/25/2027	5.950%		3,875,000	4,203,720
04/20/2027	8.625%		2,900,000	3,519,489
04/30/2044	7.450%		3,900,000	4,651,390
01/27/2045	6.850%		4,881,000	5,479,767
Total				36,432,886
Ecuador 0.3%
Ecuador Government International Bond(a)
03/28/2022	10.750%		2,200,000	2,546,073
12/13/2026	9.650%		1,900,000	2,135,425
10/23/2027	8.875%		4,700,000	5,007,644
Total				9,689,142
Egypt 0.2%
Egypt Government International Bond(a)
01/31/2022	6.125%		1,700,000	1,772,946
06/11/2025	5.875%		1,000,000	1,020,290
01/31/2027	7.500%		3,900,000	4,324,745
01/31/2047	8.500%		1,700,000	1,947,972
Total				9,065,953
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		450,000	450,046
02/28/2029	8.625%		1,500,000	1,722,990
06/15/2035	7.650%		490,000	518,853
Total				2,691,889
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%		4,500,000	6,075,472
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		2,668,000	2,989,601
01/19/2027	6.250%		6,100,000	6,503,789
Total				9,493,390
Hungary 0.2%
Hungary Government International Bond
11/22/2023	5.750%		5,382,000	6,181,534
Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%		1,579,000	1,621,849
Total				7,803,383
Indonesia 0.9%
Indonesia Government International Bond(a)
03/13/2020	5.875%		11,125,000	11,978,377
04/25/2022	3.750%		1,200,000	1,236,702
01/15/2024	5.875%		1,288,000	1,464,568
01/17/2038	7.750%		3,550,000	5,057,784
Majapahit Holding BV(a)
01/20/2020	7.750%		1,100,000	1,209,945
06/29/2037	7.875%		2,780,000	3,741,082
PT Pertamina Persero(a)
05/03/2022	4.875%		1,600,000	1,704,717
05/30/2044	6.450%		2,600,000	3,121,521
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%		5,400,000	5,873,915
Total				35,388,611
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		2,000,000	2,026,348
07/23/2024	5.375%		700,000	709,222
06/15/2025	5.125%	EUR	700,000	890,455
03/03/2028	6.375%		5,400,000	5,669,913
06/15/2033	6.125%		3,847,000	3,868,001
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		901,310	899,357
Total				14,063,296
Jamaica 0.1%
Jamaica Government International Bond
04/28/2028	6.750%		1,950,000	2,244,105
03/15/2039	8.000%		700,000	866,379
Total				3,110,484
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		3,500,000	4,464,338

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan Temir Zholy National Co. JSC(a)
11/17/2027	4.850%		4,600,000	4,685,753
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		1,980,000	2,055,697
Total				11,205,788
Mexico 1.1%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%		1,400,000	1,395,883
Mexican Bonos
06/11/2020	8.000%	MXN	44,530,000	2,440,138
06/10/2021	6.500%	MXN	50,000	2,632
Mexico City Airport Trust(a)
10/31/2026	4.250%		1,500,000	1,551,869
07/31/2047	5.500%		2,000,000	2,005,008
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	7,749,251
01/11/2040	6.050%		2,350,000	2,810,863
01/23/2046	4.600%		1,800,000	1,801,692
Pemex Finance Ltd.
11/15/2018	9.150%		621,250	647,144
Pemex Project Funding Master Trust
01/21/2021	5.500%		1,750,000	1,867,824
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	965,185
09/12/2024	7.190%	MXN	3,800,000	181,935
03/13/2027	6.500%		1,800,000	1,987,020
03/13/2027	6.500%		1,200,000	1,324,418
Petroleos Mexicanos
01/30/2023	3.500%		750,000	735,809
09/21/2023	4.625%		948,000	981,123
01/23/2026	4.500%		900,000	901,193
08/04/2026	6.875%		3,000,000	3,421,695
11/12/2026	7.470%	MXN	23,700,000	1,120,456
06/15/2035	6.625%		870,000	938,617
06/02/2041	6.500%		2,500,000	2,607,102
01/23/2045	6.375%		4,000,000	4,090,368
09/21/2047	6.750%		2,000,000	2,114,468
Total				43,641,693
Namibia 0.1%
Namibia International Bonds(a)
11/03/2021	5.500%		3,192,000	3,389,946
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%		1,263,000	1,290,732
02/16/2032	7.875%		2,200,000	2,442,213
Total				3,732,945
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pakistan 0.2%
Pakistan Government International Bond(a)
09/30/2025	8.250%		2,300,000	2,550,972
03/31/2036	7.875%		5,700,000	5,937,097
Total				8,488,069
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		1,464,000	1,539,412
08/11/2044	6.100%		2,439,000	2,802,943
Total				4,342,355
Peru 0.3%
Peruvian Government International Bond(a)
08/12/2028	6.350%	PEN	27,300,000	9,140,936
Peruvian Government International Bond
11/21/2033	8.750%		1,508,000	2,384,670
Total				11,525,606
Philippines 0.0%
Philippine Government International Bond
03/30/2026	5.500%		798,000	944,682
Russian Federation 0.7%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		7,800,000	7,987,808
Gazprom OAO Via Gaz Capital SA(a)
04/11/2018	8.146%		1,013,000	1,033,896
02/06/2028	4.950%		2,000,000	2,075,158
08/16/2037	7.288%		300,000	365,805
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
12/27/2017	5.298%		300,000	300,615
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	724,000,000	12,012,356
Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%		4,000,000	4,457,452
Total				28,233,090
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		2,905,000	3,116,792
05/23/2033	6.250%		2,800,000	2,922,102
Total				6,038,894
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%		1,735,000	1,791,316
09/28/2021	7.250%		1,600,000	1,833,664
Total				3,624,980

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
07/18/2026	6.825%		1,685,000	1,852,479
05/11/2027	6.200%		1,450,000	1,526,590
Total				3,379,069
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		4,000,000	4,271,228
Turkey 0.5%
Turkey Government International Bond
03/25/2027	6.000%		14,984,000	15,730,023
01/14/2041	6.000%		3,000,000	2,968,239
Total				18,698,262
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%		1,200,000	1,265,702
09/01/2026	7.750%		2,600,000	2,695,807
09/25/2032	7.375%		2,800,000	2,764,446
Total				6,725,955
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%		942,000	943,486
Total Foreign Government Obligations (Cost $448,315,913)				463,569,092

Inflation-Indexed Bonds(j) 0.2%

Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	3,128,479	1,001,559
Mexico 0.2%
Mexican Udibonos
11/15/2040	4.000%	MXN	123,964,128	5,944,059
Total Inflation-Indexed Bonds (Cost $8,502,175)				6,945,618

Residential Mortgage-Backed Securities - Agency(n) 3.8%

Federal Home Loan Mortgage Corp.
01/01/2020	10.500%		798	802
Federal Home Loan Mortgage Corp.(o)
CMO Series 304 Class C69
12/15/2042	4.000%		11,061,865	2,172,245
CMO Series 4098 Class AI
05/15/2039	3.500%		9,217,645	890,344
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4120 Class AI
11/15/2039	3.500%	8,400,953	894,544
CMO Series 4121 Class IA
01/15/2041	3.500%	8,360,971	1,062,735
CMO Series 4147 Class CI
01/15/2041	3.500%	18,781,421	2,633,570
CMO Series 4213 Class DI
06/15/2038	3.500%	14,565,612	1,453,256
Federal Home Loan Mortgage Corp.(c),(o)
CMO Series 311 Class S1
1-month USD LIBOR + 5.950% 08/15/2043	4.700%	25,059,973	5,000,596
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.700%	9,091,200	1,848,763
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.700%	30,508,124	5,641,878
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.950%	11,552,485	1,323,569
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.750%	3,316,100	608,115
Federal Home Loan Mortgage Corp.(h),(o)
CMO Series 4515 Class SA
08/15/2038	1.824%	20,130,773	914,151
CMO Series 4620 Class AS
11/15/2042	1.723%	42,638,449	2,471,382
Federal National Mortgage Association(d)
12/18/2032	3.000%	19,000,000	19,356,478
Federal National Mortgage Association
05/01/2041	4.000%	3,686,182	3,824,989
Federal National Mortgage Association(h),(o)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	11,440,823	1
Federal National Mortgage Association(o)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	13,221,350	1,816,782
CMO Series 2012-121 Class GI
08/25/2039	3.500%	9,446,683	1,188,913
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,833,373	1,355,351

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	12,965,561	1,877,238
CMO Series 2012-133 Class EI
07/25/2031	3.500%	5,072,897	567,763
CMO Series 2012-139 Class IL
04/25/2040	3.500%	7,049,056	956,245
CMO Series 2012-96 Class CI
04/25/2039	3.500%	9,188,842	857,916
CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,627,613	1,101,086
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,570,524	1,160,095
CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	8,386,665	1,640,151
Federal National Mortgage Association(c),(o)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.573%	19,419,663	4,076,667
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.823%	30,950,079	5,703,803
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	4.673%	28,549,451	6,146,874
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.673%	23,850,789	4,563,939
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.673%	63,879,882	13,471,271
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.773%	9,440,702	1,604,214
Government National Mortgage Association(d)
12/20/2047	3.000%	32,000,000	32,247,501
Government National Mortgage Association(o)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	19,487,733	2,409,035
Government National Mortgage Association(c),(o)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.917%	12,434,897	2,776,592
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.797%	18,565,031	4,220,829
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.817%	9,316,373	2,071,971
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	4.797%	40,429,689	9,486,450
Total Residential Mortgage-Backed Securities - Agency (Cost $164,650,657)			151,398,104

Residential Mortgage-Backed Securities - Non-Agency 19.1%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	10,443,054	10,481,796
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	8,017,121	8,087,628
CMO Series 2016-1 Class A2
07/25/2046	5.000%	1,728,351	1,718,000
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	1,933,946	1,926,509
Angel Oak Mortgage Trust LLC(a),(b),(h)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,444,000
Banc of America Funding Trust(a),(b),(e),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,307,859
Bayview Opportunity Master Fund IIa Trust(a)
CMO Series 2017-RN5 Class A1
08/28/2032	3.105%	6,722,931	6,691,659
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	19,241,814	19,256,243
Bayview Opportunity Master Fund IIIb Trust(a),(h)
CMO Series 2017-RN2 Class A1
04/28/2032	3.475%	10,248,083	10,287,063
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN6 Class A1
08/28/2032	3.105%	13,063,522	13,046,236
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	8,208,893	8,230,398
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	43,097,868	43,087,102

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	10,835,728	10,818,799
BCAP LLC Trust(a),(c)
CMO Series 2011-RR5 Class 11A4
1-month USD LIBOR + 0.150% 05/28/2036	1.388%	5,077,828	5,006,832
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	470,495	470,715
BCAP LLC Trust(a),(h)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,987,200	1,982,632
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/2056	4.000%	150,084	150,087
CMO Series 2016-2 Class A1
06/15/2057	3.250%	11,488,248	11,488,391
CIM Trust(a),(c)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	4.742%	11,000,000	11,211,203
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	36,240,463	35,852,527
CMO Series 2017-8 Class A1
12/25/2065	3.000%	23,852,917	23,919,799
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	5,250,000	5,303,545
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2009-4 Class 9A2
03/25/2036	3.385%	2,218,667	2,078,753
CMO Series 2010-6 Class 2A2
09/25/2035	3.379%	1,143,314	1,117,592
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	503,441	506,191
CMO Series 2013-11 Class 3A3
09/25/2034	3.507%	4,539,643	4,435,997
CMO Series 2013-2 Class 1A1
11/25/2037	3.707%	725,588	729,032
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.398%	5,510,000	5,439,623
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT LLC(a),(c)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	4.329%	1,616,924	1,621,524
COLT LLC(a),(b),(c),(e)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.079%	530,798	530,467
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	7,454,897	7,508,182
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	3,576,728	3,626,658
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,985,634
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	3.502%	3,917,482	3,839,399
CMO Series 2011-5R Class 3A1
09/27/2047	3.621%	1,137,712	1,115,199
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	943,548	941,250
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	8,769,675	8,920,885
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	267,270	266,666
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	4,313,090	4,266,097
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	2,738,327	2,709,069
Credit Suisse Mortgage Capital Certificates(a),(b),(c)
CMO Series 2012-11 Class 3A2
1-month USD LIBOR + 1.000% 06/29/2047	2.361%	848,881	788,332
CTS Corp.(a),(b)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	6,757,905	6,828,694
Deephaven Residential Mortgage Trust(a)
CMO Series 2016-1A Class A1
07/25/2046	4.000%	13,450,554	13,460,533
Deephaven Residential Mortgage Trust(a),(b),(e)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,555,552	1,538,808

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	652,109	652,827
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	9,461,470	9,473,453
GCAT LLC(a)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	14,081,105	14,106,637
CMO Series 2017-3 Class A1
04/25/2047	3.352%	12,154,561	12,169,657
CMO Series 2017-4 Class A1
05/25/2022	3.228%	15,622,735	15,638,293
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	515,539	523,370
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	351,019	350,404
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	21,393,812	21,416,131
Mill City Mortgage Trust(a),(h)
CMO Series 2015-1 Class M1
06/25/2056	3.483%	5,000,000	5,031,334
CMO Series 2015-2 Class M2
09/25/2057	3.664%	10,000,000	10,293,497
Nomura Resecuritization Trust(a),(h)
CMO Series 2011-2RA Class 2A13
07/26/2035	3.499%	1,084,111	1,076,793
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	16,680,572	16,680,448
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	38,009,276	38,008,930
Oaktown Re Ltd.(a),(b),(c),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.579%	17,205,673	17,270,194
PennyMac Mortgage Investment Trust(a),(b),(c),(e)
CMO Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	6.079%	32,500,000	32,500,000
PNMAC GMSR Issuer Trust(a),(b),(c),(e)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	31,100,000	31,100,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.500%	30,287,833	30,286,809
Preston Ridge Partners Mortgage LLC(a),(b),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	32,000,000	31,996,992
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	33,057,205	33,147,065
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/2031	3.500%	15,712,260	15,716,810
CMO Series 2017-NPL4 Class A1
08/27/2032	3.250%	12,169,769	12,205,988
RBSSP Resecuritization Trust(a),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	3.543%	10,000,000	9,746,257
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	6,627,277	6,567,293
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	13,298,739	13,328,311
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	12,675,117	12,715,781
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	16,457,425	16,467,657
Vericrest Opportunity Loan Transferee LXIII LLC(a)
CMO Series 2017-NP10 Class A1
10/25/2047	3.000%	17,290,000	17,296,349
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $748,739,712)			751,790,888

Senior Loans 7.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters US Finance LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	4.833%	1,325,215	1,283,471
Engility Corp.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 4.750% 08/14/2023	4.600%	804,412	811,072

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Leidos Innovations Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/16/2023	3.375%	1,310,100	1,320,581
Total			3,415,124
Airlines 0.1%
American Airlines, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	3.246%	979,798	979,494
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/14/2023	3.250%	759,596	758,555
United AirLines, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.416%	1,517,375	1,520,228
Total			3,258,277
Automotive 0.1%
Dayco Products LLC(b),(c),(p)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	6.479%	771,125	776,908
DexKo Global, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 07/24/2024	5.365%	1,000,000	1,007,500
Horizon Global Corp.(b),(c),(p)
Term Loan
3-month USD LIBOR + 4.500% 06/30/2021	5.850%	167,408	168,245
Navistar, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 11/06/2024	4.750%	1,200,000	1,203,504
Total			3,156,157
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(c),(p)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	0.000%	370,471	370,241
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	0.000%	598,214	597,466
Greenhill & Co., Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.051%	450,000	451,688
Total			1,419,395
Building Materials 0.1%
QUIKRETE Holdings, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.100%	1,812,183	1,815,953
SRS Distribution, Inc.(c),(p)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 4.250% 08/25/2022	4.593%	987,406	993,162
Total			2,809,115
Cable and Satellite 0.2%
Atlantic Broadband Finance, LLC(c),(p),(q)
Term Loan
3-month USD LIBOR + 2.375% 08/09/2024	0.000%	1,175,000	1,172,873
Charter Communications Operating LLC(c),(p)
Tranche I1 Term Loan
3-month USD LIBOR + 2.250% 01/15/2024	3.600%	2,976,083	2,988,732
Encompass Digital Media, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	5.840%	1,186,123	1,123,852
MCC Iowa LLC(c),(p)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.210%	1,100,000	1,101,925

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Telesat Canada(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 11/17/2023	4.320%	992,500	996,639
Virgin Media Bristol LLC(c),(p)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	3.750%	1,175,000	1,174,271
Total			8,558,292
Chemicals 0.6%
Aruba Investments, Inc.(b),(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 02/02/2022	4.833%	989,873	989,260
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 06/01/2024	3.333%	1,694,812	1,699,694
Chemours Co. (The)(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 05/12/2022	3.850%	944,271	951,947
ColourOz Investment 1 GmbH(c),(p)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.365%	236,934	214,425
ColourOz Investment 2 LLC(c),(p)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.365%	1,433,254	1,297,095
Duke Finance LLC(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/21/2024	5.583%	882,090	888,706
Houghton International(b),(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/21/2020	9.833%	1,350,000	1,351,687
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ineos US Finance LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.350%	1,275,000	1,276,020
KMG Chemicals, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.750% 06/15/2024	5.600%	647,273	652,127
Kraton Polymers LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 01/06/2022	4.350%	586,854	592,388
MacDermid, Inc.(c),(p)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.350%	1,460,785	1,468,089
Nexeo Solutions LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 06/09/2023	5.147%	1,407,212	1,414,248
PolyOne Corp.(c),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 11/11/2022	3.264%	2,144,958	2,155,683
PQ Corp.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/04/2022	4.630%	1,038,757	1,048,065
Ravago Holdings America, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	4.070%	1,804,662	1,813,686
Solenis International LP/Holdings 3 LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/31/2021	4.729%	1,602,300	1,608,981
Trinseo Materials Operating SCA/Finance, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	3.850%	1,050,000	1,057,549

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tronox Ltd.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	4.323%	470,930	474,660
3-month USD LIBOR + 3.000% 09/23/2024	4.323%	204,070	205,686
Univar USA, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/01/2024	3.838%	1,774,069	1,778,504
Vantage Specialties, Inc.(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	9.621%	600,000	598,500
Total			23,537,000
Construction Machinery 0.1%
Doosan Bobcat, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/18/2024	3.833%	989,700	993,906
Douglas Dynamics LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	4.350%	296,242	297,540
DXP Enterprises, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	6.850%	800,000	802,000
North American Lifting Holdings, Inc.(b),(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	5.833%	1,429,181	1,337,470
Vertiv Group Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	5.350%	752,155	755,292
Total			4,186,208
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Cushman & Wakefield(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	4.693%	998,482	981,008
IG Investments Holdings LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 10/31/2021	4.888%	303,002	304,896
Staples, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	5.310%	1,275,000	1,219,907
Total			2,505,811
Consumer Products 0.2%
Prestige Brands, Inc.(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 01/26/2024	4.100%	462,456	464,695
Serta Simmons Bedding LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	4.848%	1,687,250	1,628,196
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.244%	2,868,477	2,603,143
Steinway Musical Instruments, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 09/19/2019	0.000%	992,140	973,537
Varsity Brands Holding Co.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/10/2021	4.743%	585,519	589,425
Weight Watchers International, Inc.(c),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 11/20/2024	0.000%	1,125,000	1,106,370
Total			7,365,366

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 08/18/2024	5.083%	1,000,000	1,004,170
Allnex & Cy SCA(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.712%	1,129,241	1,134,887
Tranche B3 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.712%	850,759	855,013
Apex Tool Group LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 01/31/2020	4.600%	1,820,375	1,809,762
Bright Bidco BV(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/30/2024	5.836%	1,221,938	1,233,008
Filtration Group Corp.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/23/2020	4.380%	2,064,499	2,079,343
Gardner Denver, Inc.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.083%	1,265,180	1,269,140
Gates Global LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/01/2024	4.388%	731,087	734,743
LTI Holdings, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 05/16/2024	6.100%	523,688	526,961
Rexnord LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/21/2023	4.088%	1,826,789	1,828,013
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 5.000% 06/14/2021	4.073%	987,538	992,722
Total			13,467,762
Electric 0.3%
AES Corp. (The)(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 05/24/2022	3.454%	621,875	623,821
Astoria Energy LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.350%	1,286,886	1,290,914
Calpine Corp.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 01/15/2024	4.090%	1,548,843	1,549,818
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 10/02/2023	5.100%	1,409,757	1,420,923
Energy Future Intermediate Holding Co. LLC(c),(p),(r)
Debtor in Possession Term Loan
3-month USD LIBOR + 3.000% 06/30/2018	4.347%	1,325,000	1,329,028
MRP Generation Holdings, LLC(b),(c),(p)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	8.333%	2,007,479	1,854,409
Nautilus Power, LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.500% 05/16/2024	5.600%	922,688	929,146
Vistra Operations Co. LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.096%	383,885	385,432
3-month USD LIBOR + 3.250% 12/14/2023	4.033%	1,290,250	1,297,669

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.084%	88,214	88,570
Viva Alamo LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.250% 02/22/2021	5.600%	989,359	972,975
WG Partners Acquisition LLC(b),(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/15/2023	5.333%	598,533	600,030
Total			12,342,735
Environmental 0.1%
Advanced Disposal Services, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 11/10/2023	3.455%	1,090,507	1,091,074
STI Infrastructure SARL(c),(p)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	6.583%	3,032,719	2,788,221
Wrangler Buyer Corp./Waste Industries USA, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 09/27/2024	4.350%	850,000	855,007
Total			4,734,302
Finance Companies 0.1%
Avolon Borrower 1 LLC(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 03/21/2022	3.533%	2,992,500	2,992,620
FinCo I LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 07/14/2022	2.750%	1,525,000	1,541,012
Total			4,533,632
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Blue Buffalo Pet Products, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 05/27/2024	3.350%	1,396,500	1,401,737
Dole Food Co., Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/06/2024	4.034%	645,938	647,998
Hostess Brands LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	3.600%	394,022	394,416
JBS USA Lux SA(c),(p)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	3.764%	1,393,000	1,363,051
Pinnacle Foods Finance LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.243%	1,463,938	1,471,711
US Foods, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 06/27/2023	4.100%	1,472,486	1,479,849
Total			6,758,762
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	4.875%	1,625,000	1,627,714
Gaming 0.3%
Affinity Gaming(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	9.729%	1,525,000	1,541,211
Amaya Holdings BV(c),(p)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	4.833%	1,952,544	1,962,111

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Caesars Resort Collection LLC(c),(p),(q)
Term Loan
3-month USD LIBOR + 2.750% 10/02/2024	0.000%	1,075,000	1,080,375
CBAC Borrower LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.350%	1,075,000	1,083,740
Golden Nugget, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	4.598%	673,298	678,160
Las Vegas Sands LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 03/29/2024	3.350%	979,873	984,106
Mohegan Tribal Gaming Authority(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 10/13/2023	5.350%	1,042,125	1,050,921
MotorCity Casino Hotel(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 08/06/2021	4.100%	275,117	276,079
Penn National Gaming, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	3.850%	497,500	499,679
Scientific Games International, Inc.(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 3.500% 08/14/2024	4.657%	2,625,000	2,647,601
Seminole Tribe of Florida(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 07/08/2024	3.361%	575,000	577,467
Yonkers Racing Corp.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	4.600%	1,202,705	1,204,966
Total			13,586,416
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Care 0.4%
Air Methods Corp.(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	4.833%	663,822	662,494
Avantor Performance Materials Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 09/20/2024	5.287%	625,000	625,194
Change Healthcare Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	4.100%	1,268,625	1,271,479
CHS/Community Health Systems, Inc.(c),(p)
Tranche G Term Loan
3-month USD LIBOR + 2.750% 12/31/2019	4.229%	287,910	279,837
Tranche H Term Loan
3-month USD LIBOR + 3.000% 01/27/2021	4.479%	376,161	359,915
Envision Healthcare Corp.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.350%	1,488,750	1,491,549
HC Group Holdings III, Inc.(b),(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 04/07/2022	6.350%	989,873	998,535
INC Research Holdings, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/01/2024	3.600%	984,375	984,552
Jaguar Holding Co. I LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 08/18/2022	4.091%	1,270,750	1,272,631
Kindred Healthcare, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 04/09/2021	4.875%	486,187	487,101

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.333%	409,150	409,342
National Mentor Holdings, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/31/2021	4.333%	979,695	984,349
Onex Carestream Finance LP(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	5.333%	818,130	819,021
Ortho-Clinical Diagnostics Holdings SARL(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.083%	1,870,540	1,874,056
PharMerica Corp.(c),(p),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/26/2024	0.000%	475,000	477,674
Sterigenics-Nordion Holdings LLC(c),(p),(q)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	4.350%	1,614,975	1,611,955
Team Health Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	4.100%	497,500	485,998
Total			15,095,682
Healthcare REIT 0.0%
Quality Care Properties, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 10/31/2022	6.600%	496,250	498,111
Independent Energy 0.0%
Chesapeake Energy Corp.(c),(p)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.954%	2,040,142	2,170,201
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Leisure 0.2%
24 Hour Fitness Worldwide, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 05/28/2021	5.085%	701,437	700,855
ClubCorp Holdings, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.588%	1,650,000	1,652,954
Delta 2 SARL(c),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 3.750% 02/01/2024	4.350%	1,250,000	1,256,250
Life Time Fitness, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 06/10/2022	4.228%	317,724	317,924
UFC Holdings LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.580%	1,090,241	1,095,517
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2021	4.640%	1,366,958	1,369,528
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	8.630%	166,667	167,500
Total			6,560,528
Lodging 0.1%
CityCenter Holdings LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2024	3.850%	822,937	826,336
Hilton Worldwide Finance LLC(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 10/25/2023	3.328%	1,985,013	1,994,362

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
RHP Hotel Properties LP(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	3.670%	597,000	600,731
Total			3,421,429
Media and Entertainment 0.4%
Cengage Learning, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	5.495%	413,801	393,570
Cumulus Media Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	4.600%	954,895	824,791
Emerald Expositions Holding, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/22/2024	4.333%	723,187	725,596
Entravision Communications Corp.(c),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 11/22/2024	0.000%	1,175,000	1,175,000
Getty Images, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	4.833%	1,905,000	1,654,969
Hubbard Radio LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 05/27/2022	4.600%	793,498	793,006
iHeartCommunications, Inc.(c),(p)
Tranche D Term Loan
3-month USD LIBOR + 6.750% 01/30/2019	8.083%	1,128,407	850,063
Ion Media Networks, Inc.(c),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 3.000% 12/18/2020	4.430%	836,322	837,367
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Learfield Communications(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.600%	595,500	597,733
Lions Gate Entertainment Corp.(b),(c),(p)
Tranche A Term Loan
3-month USD LIBOR + 2.500% 12/08/2021	3.350%	264,688	264,523
Lions Gate Entertainment Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/08/2023	4.350%	242,813	242,812
Mission Broadcasting, Inc.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.861%	54,548	54,684
Nexstar Broadcasting, Inc.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.861%	432,092	433,172
Nielsen Finance LLC(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.244%	717,768	720,460
Radio One, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	5.340%	1,442,750	1,410,288
Tribune Media Co.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	4.350%	60,422	60,448
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	4.350%	836,734	837,990
UFC Holdings LLC(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.828%	678,000	687,607

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	4.100%	2,038,620	2,023,330
Total			14,587,409
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp.(l),(p)
Tranche B Term Loan
02/28/2019	0.000%	146,029	4,381
Midstream 0.0%
Energy Transfer Equity LP(c),(p)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.283%	170,841	170,019
Oil Field Services 0.1%
Fieldwood Energy LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	372,536	258,290
2nd Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	627,464	218,044
Term Loan
3-month USD LIBOR + 7.000% 08/31/2020	8.333%	275,952	242,838
MRC Global US, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 09/20/2024	4.850%	1,825,000	1,832,994
Traverse Midstream Partners LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.330%	1,225,000	1,236,331
Total			3,788,497
Other Industry 0.2%
Generac Power Systems, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.250% 05/31/2023	3.585%	1,000,000	1,000,830
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Harland Clarke Holdings Corp.(c),(p)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	6.072%	1,331,480	1,335,222
Husky Injection Molding Systems Ltd.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	4.600%	859,391	864,281
Lightstone Holdco LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.850%	1,860,725	1,865,376
Tranche C Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.850%	115,942	116,232
Uber Technologies, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.328%	2,031,981	2,047,221
Total			7,229,162
Other Utility 0.0%
EWT Holdings III Corp.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 01/15/2021	5.083%	842,168	847,963
Packaging 0.5%
Anchor Glass Container Corp.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	4.035%	1,339,875	1,338,924
Berry Global, Inc.(c),(p)
Tranche N Term Loan
3-month USD LIBOR + 2.250% 01/19/2024	3.496%	2,985,000	2,992,462
BWAY Holding Co.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	4.598%	1,321,687	1,326,882

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consolidated Container Co. LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/22/2024	4.850%	450,000	452,138
Coveris Holdings SA(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	5.583%	1,465,736	1,466,190
Novolex (c),(p)
Term Loan
3-month USD LIBOR + 3.250% 12/29/2023	4.335%	1,766,125	1,774,956
Packaging Coordinators Midco, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	5.340%	444,375	444,930
Plastipak Holdings, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/14/2024	4.020%	750,000	753,562
Pregis Holding I Corp.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/20/2021	4.833%	1,347,104	1,345,420
Printpack Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/26/2023	4.375%	764,137	767,003
ProAmpac PG Borrower LLC(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/20/2023	5.351%	992,500	994,981
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	9.936%	700,000	707,000
Ranpak Corp.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	4.600%	1,818,109	1,827,199
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Reynolds Group Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	4.100%	1,013,883	1,018,394
SIG Combibloc Holdings SCA(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.350%	915,259	919,406
Tricorbraun Holdings, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.083%	406,023	403,741
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.037%	40,909	40,679
Trident TPI Holdings, Inc.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	4.673%	725,000	728,495
Twist Beauty International Holdings SA(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/22/2024	5.406%	997,500	1,004,363
Total			20,306,725
Paper 0.0%
Caraustar Industries, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	6.833%	870,625	868,997
Pharmaceuticals 0.1%
Atrium Innovations, Inc.(b),(c),(p)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/15/2021	4.583%	945,368	950,095
Endo Finance Co. I SARL(c),(p)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	5.625%	723,187	727,447

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.455%	1,243,750	1,246,860
RPI Finance Trust(c),(p)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	3.333%	1,974,020	1,982,251
Valeant Pharmaceuticals International, Inc.(c),(p)
Tranche B-F4 Term Loan
3-month USD LIBOR + 3.250% 04/01/2022	4.750%	501,964	508,615
Total			5,415,268
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 08/12/2022	4.578%	391,005	392,495
Asurion LLC(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/04/2022	4.100%	261,770	262,861
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.350%	424,786	426,311
HUB International Ltd.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 10/02/2020	4.413%	1,577,625	1,583,935
USI, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.350%	775,000	772,900
Total			3,438,502
Restaurants 0.1%
Burger King/Tim Hortons(c),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	3.593%	1,980,775	1,979,547
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
P.F. Chang’s China Bistro, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	6.509%	1,025,000	953,250
Yum! Brands, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/16/2023	3.283%	1,985,013	1,998,907
Total			4,931,704
Retailers 0.4%
Academy Ltd.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.314%	994,592	797,056
Bass Pro Group LLC(c),(p)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	6.350%	1,000,000	976,880
Belk, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	6.099%	542,721	434,052
BJ’s Wholesale Club, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/03/2024	4.742%	920,375	905,106
Burlington Coat Factory Warehouse Corp.(c),(p)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/17/2024	3.770%	2,000,000	1,999,500
Culligan NewCo. Ltd.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	4.850%	350,000	352,625
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	4.850%	570,688	574,968
David’s Bridal, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 10/11/2019	5.340%	2,442,188	2,031,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Dollar Tree, Inc.(c),(p)
Tranche B2 Term Loan
07/06/2022	4.250%	250,000	252,188
General Nutrition Centers, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/04/2019	5.750%	964,208	900,330
Harbor Freight Tools USA, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.600%	1,965,000	1,976,181
Hudson’s Bay Co.(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 09/30/2022	4.718%	476,728	468,586
J.Crew Group, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	4.544%	1,778,209	1,023,733
JC Penney Corp., Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	5.729%	775,000	706,025
Neiman Marcus Group, Inc. (The)(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	4.492%	990,183	806,721
PetSmart, Inc.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.340%	733,718	631,731
Rite Aid Corp.(c),(p)
Tranche 1 2nd Lien Term Loan
3-month USD LIBOR + 4.750% 08/21/2020	5.960%	1,050,000	1,053,066
Tranche 2 2nd Lien Term Loan
3-month USD LIBOR + 3.875% 06/21/2021	5.085%	325,000	325,406
Sports Authority, Inc. (The)(l),(p)
Tranche B Term Loan
11/16/2017	0.000%	608,815	6,088
Total			16,221,336
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons LLC(c),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	4.100%	981,859	953,022
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.462%	1,415,113	1,374,429
SUPERVALU, Inc.(c),(p)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	4.850%	345,141	332,198
Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	4.850%	575,234	553,663
Total			3,213,312
Technology 1.0%
Applied Systems, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	4.574%	1,400,000	1,413,608
Ascend Learning LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.600%	296,000	297,480
Avaya, Inc.(c),(p),(q)
Term Loan
3-month USD LIBOR + 4.750% 11/08/2024	0.000%	1,775,000	1,749,955
Avaya, Inc.(l),(p)
Tranche B7 Term Loan
05/29/2020	6.621%	1,227,901	935,759
BMC Foreign Holding Co. Unlimited Co.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 4.000% 09/10/2022	5.333%	965,780	968,194
CDS US Intermediate Holdings, Inc.(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	9.583%	1,000,000	993,330

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Dell International LLC(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.350%	1,412,301	1,412,626
DigiCert, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.130%	675,000	683,228
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	9.380%	525,000	527,625
First Data Corp.(c),(p)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.563%	962,001	961,944
Genesys Telecommunications Laboratories, Inc.(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	664,709	668,172
Go Daddy Operating Co., LLC(c),(p)
Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	3.742%	3,335,859	3,344,666
Hyland Software, Inc.(c),(p)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.600%	997,494	1,006,222
Infor US, Inc.(c),(p)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.083%	903,534	902,215
Informatica Corp.(c),(p)
Term Loan
3-month USD LIBOR + 3.500% 08/05/2022	4.833%	979,967	981,887
Information Resources, Inc.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.617%	1,368,125	1,376,101
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.617%	375,000	376,406
Kronos, Inc.(c),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.627%	957,000	985,509
MA FinanceCo LLC(c),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	3.850%	367,563	367,471
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.063%	284,673	285,117
MacDonald, Dettwiler and Associates Ltd.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.100%	1,000,000	1,003,750
McAfee LLC(c),(p)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	5.833%	1,050,000	1,054,431
Microsemi Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/13/2023	3.383%	513,781	514,993
Misys Ltd.(c),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	723,187	722,233
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.729%	374,090	373,903
Mitel US Holdings, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.130%	575,000	579,312

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Oberthur Technologies Holding SAS(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.083%	1,345,744	1,319,165
ON Semiconductor Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/31/2023	3.350%	504,943	506,695
Rackspace Hosting, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.385%	447,753	447,032
Riverbed Technology, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 4.000% 04/24/2022	4.600%	1,673,412	1,642,035
Sabre GLBL, Inc.(c),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.600%	1,140,204	1,144,320
SCS Holdings I, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	5.600%	324,158	325,238
Seattle SpinCo, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.063%	1,665,327	1,667,924
Tempo Acquisition, LLC(c),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.350%	947,625	945,550
Tessera Holdings Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.600%	372,187	372,962
TTM Technologies, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	3.850%	675,000	677,113
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Verint Systems, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.250% 06/28/2024	3.627%	1,094,500	1,096,777
Veritas US, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	5.833%	1,236,644	1,236,335
West Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.350%	1,672,086	1,669,377
Zebra Technologies Corp.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	3.371%	609,420	611,279
Total			38,147,939
Unknown Barclay Code 0.1%
TransDigm, Inc.(c),(p)
3-month USD LIBOR + 2.750%	0.000%	1,613,062	1,616,482
3-month USD LIBOR + 2.750%	0.000%	1,488,693	1,488,842
Total			3,105,324
Wireless 0.2%
Cellular South, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	3.562%	2,389,012	2,389,013
Numericable US LLC(c),(p)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.130%	995,000	968,881
Sprint Communications, Inc.(c),(p)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	3.875%	2,810,875	2,810,172

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Switch Ltd.(c),(p)
Term Loan
3-month USD LIBOR + 2.750% 06/27/2024	4.100%	573,563	578,822
Total			6,746,888
Wirelines 0.1%
CenturyLink, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.100%	325,000	310,986
Level 3 Financing, Inc.(c),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.696%	1,250,000	1,248,438
Windstream Services LLC(c),(p)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	5.270%	1,111,396	1,044,712
Total			2,604,136
Total Senior Loans (Cost $279,476,808)			276,635,581

U.S. Treasury Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
09/30/2022	1.875%	51,364,600	50,744,129
Total U.S. Treasury Obligations (Cost $50,987,391)			50,744,129

Options Purchased Calls 0.0%
Value ($)
(Cost $1,910,400)	702,586

Options Purchased Puts 0.1%

(Cost $3,736,500)	3,193,999

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(s),(t)	179,922,120	179,922,120
Total Money Market Funds (Cost $179,923,681)		179,922,120
Total Investments (Cost: $3,916,556,948)		3,966,974,772
Other Assets & Liabilities, Net		(24,310,840)
Net Assets		3,942,663,932

At November 30, 2017, securities and/or cash totaling $54,558,738 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,647,000 EUR	5,478,395 USD	BNP Paribas	12/11/2017	—	(55,623)
3,311,211 USD	10,111,444,000 COP	Citi	12/15/2017	36,972	—
32,489,000 EUR	38,306,805 USD	Credit Suisse	12/11/2017	—	(383,683)
18,007,650 USD	147,588,000 SEK	Credit Suisse	12/11/2017	—	(365,115)
16,694,000 EUR	19,652,177 USD	Credit Suisse	12/15/2017	—	(234,379)
19,394,758 USD	163,386,000 SEK	Credit Suisse	12/15/2017	143,571	—
30,169,000,000 COP	10,302,230 USD	HSBC	12/15/2017	312,430	—
511,000,000 MXN	26,648,330 USD	Morgan Stanley	12/15/2017	—	(717,967)
7,221,236 USD	140,000,000 MXN	Morgan Stanley	12/15/2017	276,379	—
68,761,000 BRL	21,576,140 USD	Standard Chartered	12/15/2017	596,151	—
Total				1,365,503	(1,756,767)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	1,361	03/2018	EUR	193,525,598	1,099,203	—
U.S. Treasury 2-Year Note	550	03/2018	USD	118,876,131	—	(52,690)
U.S. Treasury 5-Year Note	4,317	03/2018	USD	502,990,420	—	(1,020,647)
Total					1,099,203	(1,073,337)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(1,267)	03/2018	EUR	(167,911,380)	—	(47,428)
Euro-Bund	(1,074)	03/2018	EUR	(175,581,247)	—	(334,219)
Euro-Schatz	(2,190)	03/2018	EUR	(246,051,493)	—	(3,780)
Long Gilt	(641)	03/2018	GBP	(79,967,404)	531,411	—
U.S. Treasury 10-Year Note	(2,022)	03/2018	USD	(251,864,647)	758,695	—
U.S. Ultra Bond	(1,425)	03/2018	USD	(236,827,248)	1,746,214	—
Total					3,036,320	(385,427)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	96,000,000	96,000,000	2.15	08/2018	1,910,400	702,586

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	96,000,000	96,000,000	2.40	08/2018	1,872,000	2,147,750
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	165,000,000	165,000,000	2.30	05/2018	1,864,500	1,046,249
Total							3,736,500	3,193,999

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.377%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/01/2021	USD	160,000,000	(4,636,674)	—	—	—	(4,636,674)
Fixed rate of 1.335%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/09/2021	USD	150,000,000	(4,623,400)	—	—	—	(4,623,400)
Fixed rate of 1.728%	3-Month USD LIBOR-BBA	Receives Semi annually, Pays Quarterly	Morgan Stanley	11/17/2021	USD	166,000,000	(2,646,260)	—	—	—	(2,646,260)
3-Month USD LIBOR-BBA	Fixed rate of 2.090%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/11/2025	USD	183,000,000	1,781,196	—	—	1,781,196	—
Fixed rate of 6.318%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,395,881)	—	—	—	(2,395,881)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,055,713)	—	—	—	(1,055,713)
3-Month USD LIBOR-BBA	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	19,000,000	737,675	—	—	737,675	—
3-Month USD LIBOR-BBA	Fixed rate of 1.980%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/21/2046	USD	32,513,120	4,508,160	—	—	4,508,160	—
3-Month USD LIBOR-BBA	Fixed rate of 2.086%	Receives Quarterly, Pays Semi annually	Morgan Stanley	11/09/2046	USD	30,286,624	3,535,560	—	—	3,535,560	—
Total							(4,795,337)	—	—	10,562,591	(15,357,928)

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	227,300,000	(2,545,540)	—	—	—	(2,545,540)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	7.099	USD	2,750,000	(434,892)	1,375	—	(295,151)	—	(138,366)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	7.099	USD	5,000,000	(790,714)	2,500	—	(626,042)	—	(162,172)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.334	USD	10,000,000	(1,116,845)	5,000	—	(1,596,029)	484,184	—
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.334	USD	12,000,000	(1,340,214)	6,000	—	(1,065,429)	—	(268,785)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.526	USD	9,500,000	(976,003)	4,750	—	(1,105,014)	133,761	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.099	USD	7,250,000	(1,146,535)	3,625	—	(863,223)	—	(279,687)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.099	USD	5,750,000	(909,321)	2,875	—	(594,917)	—	(311,529)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.099	USD	5,750,000	(909,321)	2,875	—	(507,295)	—	(399,151)
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	9,250,000	(950,319)	4,625	—	(1,136,186)	190,492	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	9,500,000	(976,003)	4,750	—	(1,117,468)	146,215	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	9,500,000	(976,003)	4,750	—	(1,063,888)	92,635	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	13,500,000	(1,386,952)	6,750	—	(1,447,440)	67,238	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	7,500,000	(770,529)	3,750	—	(820,114)	53,335	—
Markit CMBX North America Index, Series 10 BBB	JPMorgan	11/17/2059	3.000	Monthly	4.526	USD	7,500,000	(770,529)	3,750	—	(801,277)	34,498	—
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	7.099	USD	10,000,000	(1,581,426)	5,000	—	(1,687,408)	110,981	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	7.099	USD	9,500,000	(1,502,356)	4,750	—	(1,432,014)	—	(65,592)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	7.099	USD	9,600,000	(1,518,170)	4,800	—	(1,324,778)	—	(188,592)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	7.099	USD	9,600,000	(1,518,170)	4,800	—	(1,324,468)	—	(188,902)
Markit CMBX North America Index, Series 10 BBB	Morgan Stanley	11/17/2059	3.000	Monthly	4.526	USD	13,500,000	(1,386,952)	6,750	—	(1,443,088)	62,886	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.526	USD	7,000,000	(719,160)	3,500	—	(819,297)	103,637	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.099	USD	9,500,000	(1,502,356)	4,750	—	(1,359,929)	—	(137,677)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.099	USD	2,900,000	(458,614)	1,450	—	(279,266)	—	(177,898)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.099	USD	5,500,000	(869,785)	2,750	—	(329,079)	—	(537,956)
Total									95,925	—	(23,038,800)	1,479,862	(2,856,307)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $2,231,339,326, which represents 56.59% of net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2017, the value of these securities amounted to $163,210,495, which represents 4.14% of net assets.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Non-income producing investment.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2017, the value of these securities amounted to $1,785,178, which represents 0.05% of net assets.
(m)	Principal and interest may not be guaranteed by the government.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2017:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
12/13/2047 3.370%	(175,000,000)	12/13/2047	(180,113,281)	(179,436,530)
Federal National Mortgage Association
12/13/2047 3.010%	(185,000,000)	12/13/2047	(185,541,992)	(184,531,321)
Total				(363,967,851)

(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(s)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.213%	237,155,963	541,820,642	(599,054,485)	179,922,120	—	—	643,798	179,922,120
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canada Dollar
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	262,497,614	127,967,336	—	390,464,950
Commercial Mortgage-Backed Securities - Non-Agency	—	138,491,644	—	—	138,491,644
Common Stocks
Consumer Discretionary	196,274	61,860	—	—	258,134
Financials	—	—	196,128	—	196,128
Materials	398,488	102,328	—	—	500,816
Telecommunication Services	15,081	—	—	—	15,081
Utilities	414,382	344,844	66,721	—	825,947
Total Common Stocks	1,024,225	509,032	262,849	—	1,796,106
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Corporate Bonds & Notes	—	1,551,313,806	6,149	—	1,551,319,955
Foreign Government Obligations	—	463,569,092	—	—	463,569,092
Inflation-Indexed Bonds	—	6,945,618	—	—	6,945,618
Residential Mortgage-Backed Securities - Agency	—	151,398,104	—	—	151,398,104
Residential Mortgage-Backed Securities - Non-Agency	—	609,485,542	142,305,346	—	751,790,888
Senior Loans	—	267,176,919	9,458,662	—	276,635,581
U.S. Treasury Obligations	50,744,129	—	—	—	50,744,129
Options Purchased Calls	—	702,586	—	—	702,586
Options Purchased Puts	—	3,193,999	—	—	3,193,999
Money Market Funds	—	—	—	179,922,120	179,922,120
Total Investments	51,768,354	3,455,283,956	280,000,342	179,922,120	3,966,974,772
Forward Sale Commitments	—	(363,967,851)	—	—	(363,967,851)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,365,503	—	—	1,365,503
Futures Contracts	4,135,523	—	—	—	4,135,523
Swap Contracts	—	12,042,453	—	—	12,042,453
Liability
Forward Foreign Currency Exchange Contracts	—	(1,756,767)	—	—	(1,756,767)
Futures Contracts	(1,458,764)	—	—	—	(1,458,764)
Swap Contracts	—	(20,759,775)	—	—	(20,759,775)
Total	54,445,113	3,082,207,519	280,000,342	179,922,120	3,596,575,094
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2017 ($)
Asset-Backed Securities — Non-Agency	73,787,675	—	12	(3,100,520)	91,564,000	(283,831)	—	(34,000,000)	127,967,336
Common Stocks	59,865	—	—	52,973	—	—	209,876	(59,865)	262,849
Corporate Bonds & Notes	617,688	221	(70,767)	75,460	—	(616,713)	260	—	6,149
Residential Mortgage-Backed Securities — Non-Agency	191,455,658	35,924	4,821	(35,830)	39,440,740	(14,735,135)	—	(73,860,832)	142,305,346
Senior Loans	12,758,563	6,578	1,935	(15,335)	—	(1,928,884)	3,439,149	(4,803,344)	9,458,662
Total	278,679,449	42,723	(63,999)	(3,023,252)	131,004,740	(17,564,563)	3,649,285	(112,724,041)	280,000,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2017 was $(3,068,553), which is comprised of Asset-Backed Securities — Non-Agency of $(3,100,520), Common Stocks of $52,973, Corporate Bonds & Notes of $5,887, Residential Mortgage-Backed Securities — Non-Agency of $(22,990) and Senior Loans of $(10,252).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, mortgage backed securities, foreign government obligations and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for the securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                              Columbia Funds Series Trust I

By (Signature and Title)                         /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                          /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          January 19, 2018

By (Signature and Title)                          /s/ Michael G. Clarke

                                                                  Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                          January 19, 2018